    As Filed with the Securities and Exchange Commission on April 14, 2010
                                                            File Nos. 333-50545
                                                                       811-7924
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 16

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 75

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         LINCOLN BENEFIT LIFE COMPANY
                              (Name of Depositor)

                            2940 South 84th Street
                            Lincoln, Nebraska 68506
              (Complete Address of Depositor's Principal Office)

                               JAN FISCHER-WADE
                         Lincoln Benefit Life Company
                            2940 South 84th Street
                            Lincoln, Nebraska 68506
                                1-800-525-9287
               (Name and Complete Address of Agent for Service)

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Sale to the Public: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2010 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ________ pursuant to paragraph (a)(ii) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

================================================================================

                   CONSULTANT I VARIABLE ANNUITY PROSPECTUS

                               FLEXIBLE PREMIUM

                INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                         LINCOLN BENEFIT LIFE COMPANY

                              IN CONNECTION WITH

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

            STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001

            MAILING ADDRESS: P.O. BOX 758561, TOPEKA, KS 66675-8566

                       TELEPHONE NUMBER: 1-800-457-7617

                          FAX NUMBER: 1-785-228-4584

The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis. LINCOLN BENEFIT LIFE NO LONGER OFFERS THIS CONTRACT. IF YOU HAVE ALREADY PURCHASED THE CONTRACT YOU MAY CONTINUE TO MAKE PURCHASE PAYMENTS ACCORDING TO THE CONTRACT.


Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers 49 investment options, each of which is a Sub-Account of the Lincoln Benefit Life Variable Annuity Account ("Separate Account"). Each Sub-Account invests exclusively in shares of Portfolios in one of the following underlying Funds:



 AIM VARIABLE INSURANCE FUNDS (INVESCO  OPPENHEIMER VARIABLE ACCOUNT FUNDS
 VARIABLE INSURANCE FUNDS) (SERIES I)   (SERVICE SHARES)

 THE ALGER PORTFOLIOS (CLASS O)         PIMCO VARIABLE INSURANCE TRUST
                                        (ADMINISTRATIVE SHARES)
 DWS VARIABLE SERIES I (CLASS A)
                                        PUTNAM VARIABLE TRUST (CLASS IB)
 DWS VARIABLE SERIES II (CLASS A)
                                        T. ROWE PRICE EQUITY SERIES, INC. (I)
 FEDERATED INSURANCE SERIES
                                        T. ROWE PRICE INTERNATIONAL SERIES,
 FIDELITY(R) VARIABLE INSURANCE         INC. (I)
 PRODUCTS (INITIAL CLASS)
                                        THE UNIVERSAL INSTITUTIONAL FUNDS,
 JANUS ASPEN SERIES (INSTITUTIONAL      INC. (CLASS I)
 SHARES AND SERVICE SHARES)
                                        VAN KAMPEN LIFE INVESTMENT TRUST
 LEGG MASON PARTNERS VARIABLE EQUITY    (CLASS II)
 TRUST (CLASS I)
                                        WELLS FARGO VARIABLE TRUST FUNDS
 MFS(R) VARIABLE INSURANCE TRUST/(SM)
 /(INITIAL CLASS)


--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS MAY 1, 2010.


--------------------------------------------------------------------------------
Some of the portfolios described in this prospectus may not be available in your Contract. We may make available other investment options in the future.

You may not purchase a Contract if either you or the Annuitant are older than 90 years before we receive your application.

Your Contract Value will vary daily as a function of the investment performance of the Sub-Accounts to which you have allocated Purchase Payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Sub-Accounts. Benefits provided by this Contract, when based on the Fixed Account, are subject to a Market Value Adjustment, which may result in an upwards or downwards adjustment in withdrawal benefits, death benefits, settlement values, transfers to the Sub-Accounts.

In certain states the Contract may be offered as a group contract with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the content specifies otherwise.

                               1     PROSPECTUS

This prospectus sets forth the information you ought to know about the Contract. You should read it before investing and keep it for future reference.


We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2010. The information in the Statement of Additional Information is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 47 of this prospectus.

At least once each year we will send you an annual statement. The annual statement details values and specific information for your Contract. It does not contain our financial statements. Our financial statements are set forth in the Statement of Additional Information. Lincoln Benefit will file annual and quarterly reports and other information with the SEC. You may read and copy any reports, statements or other information we file at the SEC's public reference room in Washington, D.C. You can obtain copies of these documents by writing to the SEC and paying a duplicating fee. Please call the SEC at 1-202-551-8090 for further information as to the operation of the public reference room. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).


PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.

                               2     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


      DEFINITIONS                                                       4
      --------------------------------------------------------------------
      FEE TABLES                                                        5
      --------------------------------------------------------------------
      QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT                         7
      --------------------------------------------------------------------
      CONDENSED FINANCIAL INFORMATION                                  11
      --------------------------------------------------------------------
      DESCRIPTION OF THE CONTRACTS                                     11
      --------------------------------------------------------------------
         Summary                                                       11
      --------------------------------------------------------------------
         Contract Owner                                                11
      --------------------------------------------------------------------
         Annuitant                                                     11
      --------------------------------------------------------------------
         Modification of the Contract                                  11
      --------------------------------------------------------------------
         Assignment                                                    11
      --------------------------------------------------------------------
         Free Look Period                                              11
      --------------------------------------------------------------------
      PURCHASES AND CONTRACT VALUE                                     12
      --------------------------------------------------------------------
         Minimum Purchase Payment                                      12
      --------------------------------------------------------------------
         Automatic Payment Plan                                        12
      --------------------------------------------------------------------
         Allocation of Purchase Payments                               12
      --------------------------------------------------------------------
         Contract Value                                                12
      --------------------------------------------------------------------
         Separate Account Accumulation Unit Value                      13
      --------------------------------------------------------------------
         Transfer During Accumulation Period                           13
      --------------------------------------------------------------------
         Market Timing & Excessive Trading                             13
      --------------------------------------------------------------------
         Trading Limitations                                           14
      --------------------------------------------------------------------
         Automatic Dollar Cost Averaging Program                       15
      --------------------------------------------------------------------
         Portfolio Rebalancing                                         15
      --------------------------------------------------------------------
      THE INVESTMENT AND FIXED ACCOUNT OPTIONS                         16
      --------------------------------------------------------------------
         Separate Account Investments                                  16
      --------------------------------------------------------------------
           The Portfolios                                              16
      --------------------------------------------------------------------
           Voting Rights                                               19
      --------------------------------------------------------------------
           Additions, Deletions, and Substitutions of Securities       19
      --------------------------------------------------------------------
         The Fixed Account                                             20
      --------------------------------------------------------------------
           General                                                     20
      --------------------------------------------------------------------
           Guaranteed Maturity Fixed Account Option                    20
      --------------------------------------------------------------------
           Market Value Adjustment                                     21
      --------------------------------------------------------------------
           Dollar Cost Averaging Fixed Account Option                  22
      --------------------------------------------------------------------
      ANNUITY BENEFITS                                                 22
      --------------------------------------------------------------------
         Annuity Date                                                  22
      --------------------------------------------------------------------
         Annuity Options                                               22
      --------------------------------------------------------------------
         Other Options                                                 23
      --------------------------------------------------------------------
         Annuity Payments: General                                     23
      --------------------------------------------------------------------
         Variable Annuity Payments                                     23
      --------------------------------------------------------------------
         Fixed Annuity Payments                                        24
      --------------------------------------------------------------------
         Transfers During the Annuity Period                           24
      --------------------------------------------------------------------


            Death Benefit During Annuity Period                    24
         -------------------------------------------------------------
            Certain Employee Benefit Plans                         24
         -------------------------------------------------------------
         OTHER CONTRACT BENEFITS                                   24
         -------------------------------------------------------------
            Death Benefit                                          24
         -------------------------------------------------------------
            Beneficiary                                            28
         -------------------------------------------------------------
            Contract Loans for 403(b) Contracts                    29
         -------------------------------------------------------------
            Withdrawals (Redemptions)                              30
         -------------------------------------------------------------
            Systematic Withdrawal Program                          31
         -------------------------------------------------------------
            ERISA Plans                                            31
         -------------------------------------------------------------
            Minimum Contract Value                                 31
         -------------------------------------------------------------
         CONTRACT CHARGES                                          31
         -------------------------------------------------------------
            Mortality and Expense Risk Charge                      31
         -------------------------------------------------------------
            Administrative Charges                                 32
         -------------------------------------------------------------
              Contract Maintenance Charge                          32
         -------------------------------------------------------------
              Administrative Expense Charge                        32
         -------------------------------------------------------------
              Transfer Fee                                         32
         -------------------------------------------------------------
            Sales Charges                                          32
         -------------------------------------------------------------
            Premium Taxes                                          34
         -------------------------------------------------------------
            Deduction for Separate Account Income Taxes            34
         -------------------------------------------------------------
            Other Expenses                                         34
         -------------------------------------------------------------
         TAXES                                                     35
         -------------------------------------------------------------
            Taxation of Lincoln Benefit Life Company               35
         -------------------------------------------------------------
            Taxation of Variable Annuities in General              35
         -------------------------------------------------------------
            Income Tax Withholding                                 38
         -------------------------------------------------------------
            Tax Qualified Contracts                                38
         -------------------------------------------------------------
         DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE
          SEPARATE ACCOUNT                                         43
         -------------------------------------------------------------
            Lincoln Benefit Life Company                           43
         -------------------------------------------------------------
            Separate Account                                       43
         -------------------------------------------------------------
            State Regulation of Lincoln Benefit                    43
         -------------------------------------------------------------
            Financial Statements                                   44
         -------------------------------------------------------------
         ADMINISTRATION                                            44
         -------------------------------------------------------------
         DISTRIBUTION OF CONTRACTS                                 44
         -------------------------------------------------------------
         LEGAL PROCEEDINGS                                         44
         -------------------------------------------------------------
         LEGAL MATTERS                                             45
         -------------------------------------------------------------
         ABOUT LINCOLN BENEFIT LIFE COMPANY                        45
         -------------------------------------------------------------
         REGISTRATION STATEMENT                                    45
         -------------------------------------------------------------
         TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION  46
         -------------------------------------------------------------
         APPENDIX A ACCUMULATION UNIT VALUES                       47
         -------------------------------------------------------------
         APPENDIX B ILLUSTRATION OF A MARKET VALUE ADJUSTMENT
         -------------------------------------------------------------

--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

                               3     PROSPECTUS

DEFINITIONS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION PERIOD - The period, beginning on the Issue Date, during which Contract Value builds up under Your Contract.

ACCUMULATION UNIT - A unit of measurement which we use to calculate Contract Value.

ANNUITANT - The living person on whose life the annuity benefits under a Contract are based.

ANNUITIZATION - The process to begin annuity payments under the Contract.

ANNUITIZED VALUE - The Contract Value adjusted by any applicable Market Value Adjustment and less any applicable taxes.

ANNUITY DATE - The date on which annuity payments are scheduled to begin.

ANNUITY PERIOD - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

ANNUITY UNIT - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

BENEFICIARY(IES) - The person(s) designated to receive any death benefits under the Contract.

COMPANY ("WE," "US," "OUR," "LINCOLN BENEFIT") - Lincoln Benefit Life Company.

CONTRACT ANNIVERSARY - Each anniversary of the Issue Date.

CONTRACT OWNER ("YOU," "YOUR") - The person(s) having the privileges of ownership defined in the Contract. If Your Contract is issued as part of a retirement plan, Your ownership privileges may be modified by the plan.

CONTRACT VALUE - The sum of the values of Your investment in the Sub-Accounts of the Separate Account and the Fixed Account.

CONTRACT YEAR - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

CONTRIBUTION YEAR - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Sub-Account, or each anniversary of that date.

FIXED ACCOUNT - The portion of the Contract Value allocated to Our general account.

FIXED ANNUITY - A series of annuity payments that are fixed in amount.

GUARANTEE PERIODS - A period of years for which we have guaranteed a specific effective annual interest rate on an amount allocated to the Fixed Account.

ISSUE DATE - The date when the Contract becomes effective.

LATEST ANNUITY DATE - The latest date by which you must begin annuity payments under the Contract.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Contract loans.

MARKET VALUE ADJUSTMENT - An amount added to or subtracted from certain transactions involving Your interest in the Fixed Account, to reflect the impact of changing interest rates.

NET INVESTMENT FACTOR - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NON-QUALIFIED PLAN - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

PORTFOLIO(S) - The underlying funds in which the Sub- Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PURCHASE PAYMENTS - Amounts paid to Us as premium for the Contract by you or on Your behalf.

QUALIFIED PLAN - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408 or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The amount paid upon complete surrender of the Contract, equal to the Contract Value, less any applicable premium taxes, Withdrawal Charge, and the contract maintenance charge and increased or decreased by any Market Value Adjustment.

TAX CODE - The Internal Revenue Code of 1986, as amended.

TREASURY RATE - The U.S. Treasury Note Constant Maturity Yield for the preceding week as reported in Federal Reserve Bulletin Release H.15.

VALUATION DATE - Each day the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units and Annuity Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE") currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

VARIABLE ANNUITY - A series of annuity payments that vary in amount based on changes in the value of the Sub- Accounts to which Your Contract Value has been allocated.

WITHDRAWAL CHARGE - The contingent deferred sales charge that may be required upon some withdrawals.

                               4     PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

Maximum Contingent Deferred Sales Charge - Withdrawal Charge (as a percentage of Purchase Payments) - 7%

                      CONTRIBUTION YEAR APPLICABLE CHARGE
                             1-2                7%
                             3-4                6%
                               5                5%
                               6                4%
                               7                3%
                               8 +              0%

TRANSFER FEE (Applies solely to the second and subsequent transfers
within a calendar month. We are currently waiving the transfer fee)    $ 10.00

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING PORTFOLIO FEES AND EXPENSES.


Annual Contract Maintenance Charge                                     $35.00
Separate Account Annual Expenses (as a percentage of daily net asset value deducted from each of the Sub-Accounts of the Separate Account)
Base Contract (without optional riders)
 Mortality and Expense Risk Charge                                      1.15%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.25%
Base Contract (with Enhanced Death Benefit Rider)
 Mortality and Expense Risk Charge                                      1.35%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.45%
Base Contract (with Enhanced Income Benefit Rider)
 Mortality and Expense Risk Charge                                      1.50%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.60%
Base Contract (with Enhanced Death and Income Benefit Riders)
 Mortality and Expense Risk Charge                                      1.55%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.65%
Base Contract (with Enhanced Death and Income Benefit Riders II)
 Mortality and Expense Risk Charge                                      1.70%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.80%


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH PORTFOLIO.


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include
 management fees, distribution and/or service (12b-1) fees,
 and other expenses) (without waivers or reimbursements)      0.10%    2.27%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets before any waiver or reimbursement as of December 31, 2009.


                               5     PROSPECTUS

EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and Portfolio fees and expenses and assumes no transfers or exchanges were made. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   Invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and,

..   elected the Enhanced Death and Income Benefit Riders II (with total
    Separate Account expenses of 1.80%).

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses  $1,005 $1,752  $2,513   $4,271
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses  $  794 $1,125  $1,482   $2,285
---------------------------------------------------------------------------------


EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $410  $1,242  $2,088   $4,271
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $199  $  615  $1,057   $2,285
---------------------------------------------------------------------------------


EXPLANATION OF EXPENSE EXAMPLES

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. EXAMPLES 1 AND 2 ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT RIDERS II (TOTAL SEPARATE ACCOUNT EXPENSES OF 1.80%). IF THESE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF ANY, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.

                               6     PROSPECTUS

QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT
The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the prospectus. Please read the prospectus carefully.

1. WHAT IS THE CONTRACT?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non- qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax- deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in the answer to Question 2. The amount of money accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Sub- Accounts of the Separate Account or allocated to the Fixed Account, as you instruct us. You may allocate your Contract Value to up to twenty-one options under the Contract, counting each Sub-Account and the Fixed Account as one option. We will treat all of your Contract Value allocated to the Fixed Account as one option for purposes of this limit, even if you have chosen more than one Guarantee Period. The value of your Contract will depend on the investment performance of the Sub- Accounts and the amount of interest we credit to the Fixed Account.

Each Sub-Account will invest in a single investment portfolio (a "Portfolio") of an underlying fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios.

In some states, you may also allocate all or part of your Contract Value to the "Fixed Account", as described in the answer to Question 5.

2. WHAT ANNUITY OPTIONS DOES THE CONTRACT OFFER?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

..   a life annuity with payments guaranteed for zero to thirty years;

..   a joint and full survivorship annuity, with payments guaranteed for zero to thirty years; and

..   fixed payments for a specified period of five to thirty years.

Call us to inquire about other options.

You may change your annuity option at any time before annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Sub-Accounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will be equal in amount to the initial payment we determine. As explained in more detail below, however, during the Annuity Period you will have a limited ability to change the relative weighting of the Sub-Accounts on which your variable annuity payments are based or to increase the portion of your annuity payments consisting of Fixed Annuity payments.

3. HOW DO I BUY A CONTRACT?


You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $1,200 in Purchase Payments during the first Contract Year. Purchase Payments must be at least $100, unless you enroll in an automatic payment plan. Your periodic payments in an automatic payment plan must be at least $25 per month. We may lower these minimums at our sole discretion. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application.


4. WHAT ARE MY INVESTMENT CHOICES UNDER THE CONTRACT?

You can allocate and reallocate your investment among the Sub-Accounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the Portfolios described in "The Investment and Fixed Account Options: Separate Account Investments."

Some of the Portfolios described in this prospectus may not be available in your Contract.

Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the prospectuses for the Portfolios.

5. WHAT IS THE FIXED ACCOUNT OPTION?

We offer two Fixed Account interest crediting options: the Guaranteed Maturity Fixed Account Option and the Dollar Cost Averaging Fixed Account Option.

You may allocate Purchase Payments to the Sub- Account(s) and the Fixed Account(s). Loan payments may not be allocated to the Fixed Account(s). You may

                               7     PROSPECTUS
not transfer amounts into the DCA Fixed Account. The minimum amount that may be transferred into any one of the Guarantee Maturity Fixed Account Options is $500.

We will credit interest to amounts allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to the Guaranteed Maturity Fixed Account Option. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. At the end of each Guarantee Period, you may select a new Guarantee Period from among the choices we are then making available or transfer or withdraw the relevant amount from the Fixed Account without any Market Value Adjustment.

We may offer Guarantee Periods ranging from one to ten years in length. We are currently offering Guarantee Periods of one, three, five, seven, and ten years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. From time to time, however, we may change the interest rate that we offer to credit to new allocations to the Guaranteed Maturity Fixed Account Option and to amounts rolled over in the Fixed Account for new Guarantee Periods.

In addition, if you participate in our dollar cost averaging program, you may designate amounts to be held in the Dollar Cost Averaging Fixed Account Option until they are transferred monthly to the Sub-Accounts or Guarantee Periods of your choosing. When you make an allocation to the Fixed Account for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Sub-Accounts or Guarantee Periods. We will complete the transfers within one year of the allocation. In our discretion we may change the rate that we set for new allocations to the Fixed Account for the dollar cost averaging program. We will never, however, set a rate less than an effective annual rate of 3%.

A Market Value Adjustment may increase or decrease the amount of certain transactions involving the Fixed Account, to reflect changes in interest rates. As a general rule, we will apply a Market Value Adjustment to the following transactions:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount (which is described in the answer to Question 6);

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) it is necessary to meet IRS minimum withdrawal requirements; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

We determine the amount of a Market Value Adjustment using a formula that takes into consideration:

1) whether current interest rates differ from interest rates at the beginning of the applicable Guarantee Period; and

2) how many years are left until the end of the Guarantee Period.

As a general rule, if interest rates have dropped, the Market Value Adjustment will be an addition; if interest rates have risen, the Market Value Adjustment will be a deduction. It is therefore possible that if you withdraw an amount from the Fixed Account during a Guarantee Period, a Market Value Adjustment may cause you to receive less than you initially allocated to the Fixed Account.

6. WHAT ARE MY EXPENSES UNDER THE CONTRACT?

CONTRACT MAINTENANCE CHARGE. During the Accumulation Period, each year we subtract an annual contract maintenance charge of $35 from your Contract Value allocated to the Sub-Accounts. We will waive this charge if you pay $50,000 or more in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account.

During the Annuity Period, we will subtract the annual contract maintenance charge in equal parts from your annuity payments. We waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all payments are Fixed Annuity payments.

ADMINISTRATIVE EXPENSE CHARGE AND MORTALITY AND EXPENSE RISK CHARGE. We impose a mortality and expense risk charge at an annual rate of 1.15% of average daily net assets and an administrative expense charge at an annual rate of .10% of average daily net assets. If you select one of our optional enhanced benefit riders, however, we may charge you a higher mortality and expense risk charge. These charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.

                               8     PROSPECTUS

TRANSFER FEE. Although we currently are not charging a transfer fee, the Contract permits us to charge you up to $10 per transfer for each transfer after the first transfer in each month.

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE). During the Accumulation Period, you may withdraw all or part of the value of your Contract before your death or, if the Contract is owned by a company or other legal entity, before the Annuitant's death. Certain withdrawals may be made without payment of any Withdrawal Charge, which is a contingent deferred sales charge. Other withdrawals are subject to the Withdrawal Charge.

The Withdrawal Charge will vary depending on how many complete years have passed since you paid the Purchase Payment being withdrawn. The Withdrawal Charge applies to each Purchase Payment for seven complete years from the date of the Payment (each a "Contribution Year") as follows:

                      CONTRIBUTION YEAR APPLICABLE CHARGE
                      ----------------- -----------------
                             1-2                7%
                             3-4                6%
                               5                5%
                               6                4%
                               7                3%
                               8+               0%

In determining Withdrawal Charges, we will deem your Purchase Payments to be withdrawn on a first-in, first- out basis.

Each year, free of Withdrawal Charges or any otherwise applicable Market Value Adjustment, you may withdraw the Free Withdrawal Amount, which equals:

   (a)  the greater of:
   . earnings not previously withdrawn; or
   . 15% of your total Purchase Payments made in the most recent seven years;
   plus

   (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

In most states, we also may waive the Withdrawal Charge if you:

1) require long-term medical or custodial care outside the home;
2) become unemployed; or

3) are diagnosed with a terminal illness.

These provisions will apply to the Annuitant, if the Contract is owned by a company or other legal entity. Additional restrictions and costs may apply to Contracts issued in connection with qualified plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult with your tax counselor to determine what effect a withdrawal might have on your tax liability. As described in the answer to Question 5, we may increase or decrease certain withdrawals by a Market Value Adjustment.

PREMIUM TAXES. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any premium taxes relating to the Contract may be deducted from Purchase Payments or the Contract Value when the tax is incurred or at a later time. State premium taxes generally range from 0% to 3.5%.

OTHER EXPENSES. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

7. HOW WILL MY INVESTMENT IN THE CONTRACT BE TAXED?

You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

8. DO I HAVE ACCESS TO MY MONEY?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some qualified plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $50, and after the withdrawal your remaining Contract Value must at least equal $500.

Although you have access to your money during the Accumulation Period, certain charges, such as the contract maintenance charge, the Withdrawal Charge, and premium tax charges, may be deducted on a surrender or withdrawal. You may also incur federal income tax liability or tax penalties. In addition, if you have allocated some of the value of your Contract to the Fixed Account, the amount of your surrender proceeds or withdrawal may be increased or decreased by a Market Value Adjustment.

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

9. WHAT IS THE DEATH BENEFIT?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is not a living person. To obtain payment of the Death Benefit,

                               9     PROSPECTUS
the Beneficiary must submit to us a complete request for payment of the death benefit, which includes due proof of death as specified in the Contract.

The standard death benefit is the greatest of the following:

1) your total Purchase Payments reduced by a withdrawal adjustment;

2) your Contract Value;

3) the amount you would have received by surrendering your Contract; or

4) your Contract Value on each Contract Anniversary evenly divisible by seven increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment.

We also offer an optional enhanced death benefit rider, which is described later in this prospectus.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

10. WHAT ELSE SHOULD I KNOW?

ALLOCATION OF PURCHASE PAYMENTS. You allocate your initial Purchase Payment among the Sub-Accounts and the Fixed Account in your Contract application. You may make your allocations in specific dollar amounts or percentages, which must be whole numbers that add up to 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

TRANSFERS. During the Accumulation Period, you may transfer Contract Value among the Sub-Accounts and from the Sub-Accounts to the Fixed Account. You may not make a transfer, however, that would result in your allocating your Contract Value to more than twenty-one options under the Contract. While you may also transfer amounts from the Fixed Account, a Market Value Adjustment may apply. You may instruct us to transfer Contract Value by writing or calling us.

You may also use our Automatic Dollar Cost Averaging or Portfolio Rebalancing programs. You may not use both programs at the same time.

Under the Dollar Cost Averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Sub-Account of your choosing, including other Sub-Accounts or the Fixed Account. Transfers from the Dollar Cost Averaging Fixed Account may be made monthly only. Transfers from Sub-Accounts may be made monthly, quarterly, or annually.

Under the Portfolio Rebalancing Program, you can maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not include the Fixed Account in a Portfolio Rebalancing Program. You also may not elect rebalancing after annuitization.

During the Annuity Period, you may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub- Accounts or from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers, however, must be at least six months apart. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

11. WHO CAN I CONTACT FOR MORE INFORMATION?

You can write to us at Lincoln Benefit Life Company, P.O. Box 758565, Topeka, KS 66675-8565, or call us at (800) 457-7617.

                               10     PROSPECTUS

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected information concerning Accumulation Unit Values for each Sub-Account for 2000 through 2009. Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Sub-Account. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Contract Administration Charge. The Separate Account's financial statements, which are comprised of the financial statements of the underlying sub-accounts, as of December 31, 2009, are included in the Statement of Additional Information. Lincoln Benefit's financial statements as of December 31, 2009, are included in the Statement of Additional Information.


DESCRIPTION OF THE CONTRACTS
SUMMARY. The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will change to reflect the performance of the Sub-Accounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon Annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.

CONTRACT OWNER. As the Contract Owner, you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or to choose someone else to receive benefits. The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application. The Contract cannot be jointly owned by both a non-living person and a living person. Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefit section.


ANNUITANT. The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section. If your Contract was issued under a plan qualified under Section 403(b), 408 or 408A of the Tax Code, you must be the Annuitant. If the Contract is a non-qualified Contract, you may also designate a Joint Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.


MODIFICATION OF THE CONTRACT. Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT. Before the Annuity Date, if the Annuitant is still alive, you may assign an interest in the Contract if it is a non-qualified Contract. If a Contract is issued pursuant to a Qualified Plan, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

BECAUSE OF THE POTENTIAL TAX CONSEQUENCES AND ERISA ISSUES ARISING FROM AN ASSIGNMENT, YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments.

In some states, if you exercise your "free look" rights, we are required to return the amount of your Purchase Payments. Currently, if you live in one of those states, on the Issue Date we will allocate your Purchase Payment to the Sub-Accounts and the Fixed Account Options as you specified in your application. However, we reserve the right in the future to delay allocating your Purchase

                               11     PROSPECTUS

Payments to the Sub-Accounts you have selected or to the Fixed Account until 20 days after the Issue Date or, if your state's free look period is longer than ten days, for ten days plus the period required by state law. During that time, we will allocate your Purchase Payment to the Fidelity Money Market Sub-Account. Your Contract will contain specific information about your free-look rights in your state.

PURCHASES AND CONTRACT VALUE

MINIMUM PURCHASE PAYMENT. The minimum initial Purchase Payment for a Contract is $1,200. You may pay it in a lump sum or in installments of your choice over the first Contract Year. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent Purchase Payments may be made in amounts of $100 or more. Subsequent Purchase Payments made as part of an Automatic Payment Plan, however, may be as small as $25 per month. However, each purchase payment made to the Dollar Cost Averaging Fixed Account must be at least $1,200. If we receive purchase payments designated for the Dollar Cost Averaging Fixed Account that are lower than the required minimum of $1,200, or purchase payments designated for the Guaranteed Maturity Fixed Account Option that are lower than $500, such amounts will be allocated to the Fidelity Money Market Portfolio. We may lower these minimums if we choose. We may refuse any Purchase Payment at any time. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.


AUTOMATIC PAYMENT PLAN. You may make scheduled Purchase Payments of $25 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.

ALLOCATION OF PURCHASE PAYMENTS. Your Purchase Payments are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

You initially may allocate your Purchase Payments to up to twenty-one options, counting each Sub-Account and the Fixed Account as one option. For this purpose, we will treat all of your allocations to the Fixed Account as one option, even if you choose more than one Guarantee Period. You may add or delete Sub-Accounts and/or the Fixed Account from your allocation instructions, but we will not execute instructions that would cause you to have Contract Value in more than twenty-one options. In the future, we may waive this limit.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.


There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.


In some states, however, we are required to return at least your Purchase Payment if you cancel your Contract during the "free-look" period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the "free-look period" to the Fidelity Money Market Sub-Account. If we exercise that right and your state's free look period is ten days, we will transfer your Purchase Payments to your specified Sub-Accounts or the Fixed Account 20 days after the Issue Date; if your state's free look period is longer, we will transfer your Purchase Payment after ten days plus the period required by state law have passed.


We determine the number of Accumulation Units in each Sub-Account to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.


CONTRACT VALUE. We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units

                               12     PROSPECTUS
in the Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.

SEPARATE ACCOUNT ACCUMULATION UNIT VALUE. As a general matter, the Accumulation Unit Value for each Sub-Account will rise or fall to reflect changes in the share price of the Portfolio in which the Sub-Account invests. In addition, we subtract from Accumulation Unit Value amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine Withdrawal Charges, transfer fees and contract maintenance charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.


We determine a separate Accumulation Unit Value for each Sub-Account. We also determine a separate set of Accumulation Unit Values reflecting the cost of the enhanced benefit riders described beginning on page 26. If we elect or are required to assess a charge for taxes, we may calculate a separate Accumulation Unit Value for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each Sub-Account. We determine the Accumulation Unit Value for each Sub-Account Monday through Friday on each day that the New York Stock Exchange is open for business.


You should refer to the prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Accumulation Unit Value of the corresponding Sub- Account and, therefore, your Contract Value.

TRANSFER DURING ACCUMULATION PERIOD. During the Accumulation Period, you may transfer Contract Value among the Fixed Account and the Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future. You may not make a transfer that would result in your allocating your Contract Value to more than twenty-one options under the Contract at one time.

As a general rule, we only make transfers on days when the NYSE is open for business. If we receive your request on one of those days, we will make the transfer that day. Requests received before 4:00 p.m. will be effected on that day at that day's price. Requests received after 4:00 p.m. will be effected on the next day on which the NYSE is open for business, at that day's price. If you transfer an amount from the Fixed Account to a Sub-Account before the end of the applicable Guarantee Period or you allocate an amount in the Fixed Account to a new Guarantee Period before the end of the existing Guarantee Period, we usually will increase or decrease the amount by a Market Value Adjustment. The calculation of the Market Value Adjustment is described in "Market Value Adjustment" on page 21.

Transfers within 30 days after the end of the applicable Guarantee Period are not subject to a Market Value Adjustment.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

You may not transfer Contract Value into the Dollar Cost Averaging Fixed Account Option. You may not transfer Contract Value out of the Dollar Cost Averaging Fixed Account Option except as part of a Dollar Cost Averaging program.

We may charge you the transfer fee described on page 5, although we currently are waiving it. At any time, without notice, we may suspend, modify or terminate your privilege to make transfers via the phone, or via other electronic or automated means previously approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Variable Sub-Accounts in any Contract year, or to refuse any Variable Sub-Account transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to the Contract Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts/Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract/Policy Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract/Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract/Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or

                               13     PROSPECTUS
excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract/Policy year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract/Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract/Policy Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract/Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract/Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract/Policy Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract/Policy Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract/Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub- Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

                               14     PROSPECTUS

AUTOMATIC DOLLAR COST AVERAGING PROGRAM. Under our Automatic Dollar Cost Averaging program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Dollar Cost Averaging Fixed Account Option or a Sub-Account of your choosing. The interval between transfers from the Dollar Cost Averaging Fixed Account may be monthly only. The interval between transfers from Sub-Accounts may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. However, if you wish to Dollar Cost Average to a Guaranteed Maturity Fixed Account Option, the minimum amount that must be transferred into any one Option is $500. We may change this minimum or grant exceptions. For each purchase payment allocated to this Option, your first monthly transfer will occur 25 days after such purchase payment. If we do not receive an allocation from you within 25 days of the purchase payment, we will transfer the payment plus associated interest to the Fidelity Money Market Variable Sub-Account in equal monthly payments. You may not use the Dollar Cost Averaging program to transfer amounts from the Guaranteed Maturity Fixed Account Option.

Your request to participate in this program will be effective when we receive your completed application at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfers under a Dollar Cost Averaging program. We will not charge a transfer fee for Dollar Cost Averaging.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, each period, if the allocations change from your desired percentages, we will automatically transfer your Contract Value, including new Purchase Payments (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually. We will not charge a transfer fee for Portfolio Rebalancing. A one-time request to rebalance the amounts allocated to the Sub- Accounts is not part of a Portfolio Rebalancing program and is subject to all of the requirements that are applicable to transfers. We will automatically terminate this program if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office. You may not include the Fixed Account in a Portfolio Rebalancing program.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you request Portfolio Rebalancing in your Contract application and do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date. For example, if you specify quarterly rebalancing, your first rebalance will occur three months after your Issue Date. Otherwise, your first rebalancing will occur twenty-five days after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Sub-Accounts at any time. If your total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.

                               15     PROSPECTUS

THE INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------
SEPARATE ACCOUNT INVESTMENTS

THE PORTFOLIOS. Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub- Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-Accounts of the Separate Account.



PORTFOLIO                                EACH PORTFOLIO SEEKS                                   INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Basic Value Fund - Series   Long-term growth of capital                            INVESCO ADVISERS, INC.
 I/(1)/
----------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
Alger LargeCap Growth Portfolio - Class  Long-term capital appreciation
 I-2/(2)/
------------------------------------------------------------------------------------------------
Alger Income & Growth Portfolio -        To provide a high level of dividend income. Its
 Class I-2/(2)/                           secondary goal is to provide capital appreciation.    FRED ALGER MANAGEMENT, INC.
------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio -   Long-term capital appreciation
 Class I-2/(2)/
------------------------------------------------------------------------------------------------
Alger MidCap Growth Portfolio -          Long-term capital appreciation
 Class I-2/(2)/
------------------------------------------------------------------------------------------------
Alger SmallCap Growth Portfolio -        Long-term capital appreciation
 Class I-2/(2)/
------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
----------------------------------------------------------------------------------------------------------------------------
DWS Bond VIP - Class A                   To maximize total return consistent with preservation
                                          of capital and prudent investment management, by
                                          investing for both current income and capital
                                          appreciation                                          DEUTSCHE INVESTMENT
------------------------------------------------------------------------------------------------MANAGEMENT AMERICAS INC.
DWS Global Opportunities VIP - Class A   Above-average capital appreciation over the long
                                          term
------------------------------------------------------------------------------------------------
DWS Growth & Income VIP - Class A        Long-term growth of capital, current income and
                                          growth of income
------------------------------------------------------------------------------------------------
DWS International VIP - Class A          Long-term growth of capital
------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
----------------------------------------------------------------------------------------------------------------------------
DWS Balanced VIP - Class A               High total return, a combination of income and         DEUTSCHE INVESTMENT
                                          capital appreciation                                  MANAGEMENT AMERICAS INC.
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
Federated Capital Income Fund II         High current income and moderate capital               FEDERATED EQUITY
                                          appreciation                                          MANAGEMENT COMPANY OF
                                                                                                PENNSYLVANIA
----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government       Current income
 Securities II                                                                                  FEDERATED INVESTMENT
------------------------------------------------------------------------------------------------MANAGEMENT COMPANY
Federated High Income Bond Fund II       High current income
------------------------------------------------------------------------------------------------


                               16     PROSPECTUS


PORTFOLIO                                EACH PORTFOLIO SEEKS                                     INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM)           High total return with reduced risk over the long
 Portfolio - Initial Class                term by allocating its assets among stocks, bonds,
                                          and short-term instruments.
--------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation.
 Initial Class
--------------------------------------------------------------------------------------------------FIDELITY MANAGEMENT &
Fidelity VIP Equity-Income Portfolio -   Reasonable Income. The fund will also consider the       RESEARCH COMPANY
 Initial Class                            potential for capital appreciation. The fund's goal
                                          is to achieve a yield which exceeds the composite
                                          yield on the securities comprising the Standard &
                                          Poor's 500(SM) Index (S&P 500(R) ).
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial  To achieve capital appreciation.
 Class
--------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio -       Investment results that correspond to the total return
 Initial Class                            of common stocks publicly traded in the United
                                          States, as represented by the Standard & Poor's
                                          500(SM) Index (S&P 500(R) ).
--------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio -    As high a level of current income as is consistent with
 Initial Class                            preservation of capital and liquidity.
--------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio -        Long-term growth of capital.
 Initial Class
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio -  Long-term capital growth, consistent with
 Institutional Shares                     preservation of capital and balanced by current
                                          income.
--------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Bond         To obtain maximum total return, consistent with
 Portfolio - Institutional Shares         preservation of capital.                                JANUS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------------------------LLC
Janus Aspen Series Overseas Portfolio -  Long-term growth of capital.
 Service Shares
--------------------------------------------------------------------------------------------------
Janus Aspen Series Janus Portfolio -     Long-term growth of capital
 Institutional Shares
--------------------------------------------------------------------------------------------------
Janus Aspen Series Enterprise Portfolio  Long-term growth of capital
 - Institutional Shares
--------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Portfolio   Long-term growth of capital in a manner consistent
 - Institutional Shares                   with the preservation of capital.
--------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
---------------------------------------------------------------------------------------------------------------------------
Legg Mason ClearBridge Variable Large    Long-term growth of capital with current income as a     LEGG MASON PARTNERS FUND
 Cap Value Portfolio - Class I/(3)/       secondary objective                                     ADVISOR, LLC
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST/(SM)/
---------------------------------------------------------------------------------------------------------------------------
MFS Growth Series - Initial Class        Capital appreciation
--------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Initial     Capital appreciation
 Class
--------------------------------------------------------------------------------------------------MFS(TM) INVESTMENT
MFS New Discovery Series - Initial Class Capital appreciation                                     MANAGEMENT
--------------------------------------------------------------------------------------------------
MFS Research Series - Initial Class      Capital appreciation
--------------------------------------------------------------------------------------------------
MFS Total Return Series - Initial Class  Total return
--------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap        Capital appreciation.                                    OPPENHEIMERFUNDS, INC.
 Fund(R) /VA - Service Shares
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S.   Maximum total return, consistent with preservation
 Dollar- Hedged) - Administrative Shares  of capital and prudent investment management.           PACIFIC INVESTMENT
--------------------------------------------------------------------------------------------------MANAGEMENT COMPANY LLC
PIMCO VIT Total Return Portfolio -       Maximum total return, consistent with preservation
 Administrative Shares                    of capital and prudent investment management.
--------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Value Fund -     Capital growth. Current income is a secondary            PUTNAM INVESTMENT
 Class IB/(4)/                            objective.                                              MANAGEMENT, LLC
---------------------------------------------------------------------------------------------------------------------------


                               17     PROSPECTUS


PORTFOLIO                                EACH PORTFOLIO SEEKS                                   INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio -  Substantial dividend income as well as long-term
 I                                        growth of capital through investments in the
                                          common stocks of established companies.               T. ROWE PRICE ASSOCIATES,
------------------------------------------------------------------------------------------------INC.
T. Rowe Price Mid-Cap Growth Portfolio   Long-term capital appreciation by investing in
 - I/(5)/                                 mid-cap stocks with potential for above-average
                                          earnings growth.
------------------------------------------------------------------------------------------------
T. Rowe Price New America Growth         Long-term growth of capital by investing primarily in
 Portfolio - I                            the common stocks of growth companies.
------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock        Long-term growth of capital through investments        T. ROWE PRICE INTERNATIONAL,
 Portfolio - I                            primarily in the common stocks of established         INC.
                                          non-U.S. companies.
-----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio,        Above-average total return over a market cycle of      MORGAN STANLEY INVESTMENT
 Class I/(7)/                             three to five years by investing in common stocks     MANAGEMENT, INC./(6)/
                                          and other equity securities.
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II/(8)/                                                                       VAN KAMPEN ASSET
------------------------------------------------------------------------------------------------MANAGEMENT
Van Kampen LIT Growth and Income         Long-term growth of capital and income.
 Portfolio, Class II/(8)/
------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery Fund  Long-term capital appreciation.                        WELLS FARGO FUNDS
                                                                                                MANAGEMENT, LLC

------------------------------------------------------------------------------------------------SUB-ADVISOR: WELLS CAPITAL
Wells Fargo Advantage VT Opportunity     Long-term capital appreciation.                        MANAGEMENT INCORPORATED
 Fund(SM)
------------------------------------------------------------------------------------------------




(1) Effective April 30, 2010, AIM V.I. Basic Value Fund changed its name to Invesco V.I. Basic Value Fund.

(2) Effective November 20, 2009, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Alger American LargeCap Growth
               Portfolio                   Alger LargeCap Growth Portfolio
 -----------------------------------------------------------------------------
 Alger American Income & Growth
               Portfolio                   Alger Income & Growth Portfolio
 -----------------------------------------------------------------------------
 Alger American Capital Appreciation
               Portfolio                Alger Capital Appreciation Portfolio
 -----------------------------------------------------------------------------
 Alger American MidCap Growth
               Portfolio                    Alger MidCap Growth Portfolio
 -----------------------------------------------------------------------------
    Alger American SmallCap Growth
               Portfolio                   Alger SmallCap Growth Portfolio
 -----------------------------------------------------------------------------



Class I-2 shares were designated as Class O shares prior to September 23, 2009.

(3) Effective April 30, 2010, Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

(4) Effective February 1, 2010, Putnam VT International Growth and Income Fund changed its name to Putnam VT International Value Fund.

(5) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(7) Subject to shareholder approval, the following portfolio of The Universal Institutional Funds, Inc. will be reorganized into a corresponding fund of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. The portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIO                     ACQUIRING FUND
 -----------------------------------------------------------------------------
  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC:                    (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
  UIF U.S. Mid Cap Value Portfolio -    Invesco Van Kampen V.I. Mid Cap Value
                Class I                            Fund - Series I
 -----------------------------------------------------------------------------



(8) Subject to shareholder approval, certain portfolios of the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
   VAN KAMPEN LIFE INVESTMENT TRUST:        AIM VARIABLE INSURANCE FUNDS
                                         (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
     Van Kampen LIT Mid Cap Growth         Invesco Van Kampen V.I. Mid Cap
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------
   Van Kampen LIT Growth and Income      Invesco Van Kampen V.I. Growth and
         Portfolio - Class II                  Income Fund - Series II
 -----------------------------------------------------------------------------


Each Portfolio is subject to certain investment restrictions and policies which may not be changed

                               18     PROSPECTUS
without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the net Purchase Payments you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.

VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person. Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

   (a) to operate the Separate Account in any form permitted by law;

                               19     PROSPECTUS

   (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

   (c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

   (d) to add, combine, or remove Sub-Accounts in the Separate Account; and

   (e) to change the way in which we assess charges, as long as the total charges do not exceed the maximum amount that may be charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT

GENERAL. You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Loan payments may not be allocated to the Fixed Account(s). Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts. The Fixed Account may not be available in all states. Please contact us at 1-800-457-7617 for current information.

GUARANTEED MATURITY FIXED ACCOUNT OPTION. We will credit interest to each amount allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to this option. We will declare the interest rate that we will guarantee to credit to that amount for that Guarantee Period. Each amount allocated to a Guarantee Period under this option must be at least $500. We reserve the right to limit the number of additional Purchase Payments that may be allocated to this option.

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may offer Guarantee Periods ranging from one to ten years in length. We will decide in our discretion which Guarantee Periods to offer. Currently, we offer Guarantee Periods of one, three, five, seven and ten years. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will credit interest daily to each amount allocated to a Guarantee Period under this option at a rate which compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

The following example illustrates how a Purchase Payment allocated to this option would grow, given an assumed Guarantee Period and effective annual interest rate:

                        EXAMPLE
                        Purchase Payment       $ 10,000
                        Guarantee Period        5 years
                        Effective Annual Rate      4.50%


                                                         End of Contract Year
                                        ------------------------------------------------------
                                          Year 1     Year 2     Year 3     Year 4     Year 5
----------------------------------------------------------------------------------------------
Beginning Contract Value                $10,000.00
  X (1 + Effective Annual Rate)           X  1.045
                                        ----------
                                        $10,450.00

Contract Value at end of Contract Year             $10,450.00
  X (1 + Effective Annual Rate)                      X  1.045
                                                   ----------
                                                   $10,920.25

Contract Value at end of Contract Year                        $10,920.25
  X (1 + Effective Annual Rate)                                 X  1.045
                                                              ----------
                                                              $11,411.66

Contract Value at end of Contract Year                                   $11,411.66
  X (1 + Effective Annual Rate)                                            X  1.045
                                                                         ----------
                                                                         $11,925.19

Contract Value at end of Contract Year                                              $11,925.19
  X (1 + Effective Annual Rate)                                                       X  1.045
                                                                                    ----------
                                                                                    $12,461.82

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 -
$10,000)

NOTE:This example assumes no withdrawals during the entire five-year Guarantee
     Period. If you were to make a partial withdrawal, you might be required to pay a Withdrawal Charge and the amount withdrawn might be increased or decreased by a Market Value Adjustment. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract.

                               20     PROSPECTUS

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on relevant factors such as then current interest rates, regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. For current interest rate information, please contact us at 1-800-457-7617.


WE WILL DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE.

At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. If so, we will automatically keep the relevant amount in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period will be the same length as the expiring Guarantee Period and will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for Guarantee Periods of that length; or

2) allocate the relevant Contract Value to one or more new Guarantee Periods of your choice in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of the relevant amount to one or more Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) withdraw all or a portion of the relevant amount through a partial withdrawal. You may be required to pay a Withdrawal Charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends.

Under our Automatic Laddering Program, you may choose, in advance, to use Guarantee Periods of the same length for all renewals in the Guaranteed Maturity Fixed Account Option. You can select this program at any time during the Accumulation Period, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this program at any time.

MARKET VALUE ADJUSTMENT. We may increase or decrease the amount of some transactions involving your investment in the Guaranteed Maturity Fixed Account Option to include a Market Value Adjustment. The formula for determining Market Value Adjustments reflects changes in interest rates since the beginning of the relevant Guarantee Period. As a result, you will bear some of the investment risk on amounts allocated to the Guaranteed Maturity Fixed Account Option.

As a general rule, we will apply a Market Value Adjustment to the following transactions involving your Fixed Account balance:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount, as described on page 20;

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction, to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) you make a withdrawal to satisfy the IRS' required minimum distribution rules for this Contract; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment. This formula primarily compares:

1) the Treasury Rate at the time of the relevant transaction for a maturity equal in length to the relevant Guarantee Period; and

2) the Treasury Rate at the beginning of the Guarantee Period for a maturity equal in length to the Guarantee Period.

Generally, if the Treasury Rate at the beginning of the Guarantee Period is higher than the corresponding current Treasury Rate, then the Market Value Adjustment will increase the amount payable to you or transferred. Similarly, if the Treasury Rate at the beginning of the Guarantee Period is lower than the corresponding current Treasury Rate, then the Market Value Adjustment will reduce the amount payable to you or transferred.

For example, assume that you purchased a Contract and selected an initial Guarantee Period of five years and the

                               21     PROSPECTUS
five-year Treasury Rate for that duration is 4.50%. Assume that at the end of three years, you make a partial withdrawal. If, at that later time, the current five-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Similarly, if the current five-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may also allocate Purchase Payments to the Dollar Cost Averaging Fixed Account Option. We will credit interest to Purchase Payments allocated to this option for up to one year at the current rate that we declare when you make the allocation. The effective annual rate will never be less than 3%. You may not transfer funds to this option from the Sub-Accounts or the Guaranteed Maturity Fixed Account Option. We will follow your instructions in transferring amounts from this option to the Sub-Accounts or the Guaranteed Maturity Fixed Account Option on a monthly basis only, as described in "Automatic Dollar Cost Averaging Program" on page 15 of this prospectus.


ANNUITY BENEFITS
ANNUITY DATE. You may select the Annuity Date, which is the date on which annuity payments are to begin, in your application. The Annuity Date must always be the business day on or immediately following the tenth day of a calendar month.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is on or immediately following the later of the 10th Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

..   the year of your separation from service; or

..   April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If your Contract was purchased by a Qualified Plan, we may require you to annuitize by the date required by the Tax Code.

If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You may change the Annuity Date by writing to us at the address given on the first page of the prospectus.

ANNUITY OPTIONS. You may elect an Annuity Option at any time before the Annuity Date. As part of your election, you may choose the length of the applicable guaranteed payment period within the limits available for your chosen Option. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default Option. The default Options are:

..   Option A with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

..   Option B with 10 years (120 months) guaranteed, if you have designated joint Annuitants.

You may freely change your choice of Annuity Option, as long as you request the change at least thirty days before the Annuity Date.

Three Annuity Options are generally available under the Contract. Each is available in the form of:

..   a Fixed Annuity;

..   a Variable Annuity; or

..   a combination of both Fixed and Variable Annuity.

The three Annuity Options are:

OPTION A: LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

OPTION B: JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

OPTION C: PAYMENTS FOR A SPECIFIED PERIOD CERTAIN OF 5 YEARS TO 30 YEARS. We make periodic payments for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option, and request Variable Annuity payments, you may at any time before the period expires request a lump sum payment. If you elected Variable Annuity payments, the lump sum payment will depend on:

..   the investment results of the Sub-Accounts you have selected,

..   the Contract Value at the time you elected annuitization, and

                               22     PROSPECTUS

..   the length of the remaining period for which the payee would be entitled to payments.

No lump sum payment is available if you request Fixed Annuity payments. If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

If you choose Income Plan A or B, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

You may not "annuitize" your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described on page 30 below, however, we will subtract any applicable Withdrawal Charge and increase or decrease your surrender proceeds by any applicable Market Value Adjustment.

OTHER OPTIONS. We may have other Annuity Options available. You may obtain information about them by writing or calling us.

If your Contract is issued under Sections 401, 403(b), 408 or 408A of the Tax Code, we will only make payments to you and/or your spouse.

ANNUITY PAYMENTS: GENERAL. On the Annuity Date, we will apply the Annuitized Value of your Contract to the Annuity Option you have chosen. Your annuity payments may consist of Variable Annuity payments or Fixed Annuity payments or a combination of the two. We will determine the amount of your annuity payments as described in "Variable Annuity Payments" and "Fixed Annuity Payments" beginning on page 23.

You must notify us in writing at least 30 days before the Annuity Date how you wish to allocate your Annuitized Value between Variable Annuity and Fixed Annuity payments. You must apply at least the Contract Value in the Fixed Account on the Annuity Date to Fixed Annuity payments. If you wish to apply any portion of your Fixed Account balance to your Variable Annuity payments, you should plan ahead and transfer that amount to the Sub-Accounts prior to the Annuity Date. If you do not tell us how to allocate your Contract Value among Fixed and Variable Annuity payments, we will apply your Contract Value in the Separate Account to Variable Annuity payments and your Contract Value in the Fixed Account to Fixed Annuity payments.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may reduce the frequency of payments so that the initial payment will be at least $50.

We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear.

YOU MAY NOT WITHDRAW CONTRACT VALUE DURING THE ANNUITY PERIOD, IF WE ARE MAKING PAYMENTS TO YOU UNDER ANY ANNUITY OPTION, SUCH AS OPTION A OR B ABOVE, INVOLVING PAYMENT TO THE PAYEE FOR LIFE OR ANY COMBINATION OF PAYMENTS FOR LIFE AND MINIMUM GUARANTEE PERIOD FOR A PREDETERMINED NUMBER OF YEARS.

VARIABLE ANNUITY PAYMENTS. One basic objective of the Contract is to provide Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity Payments will depend upon the investment results of the Sub-Accounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Annuity payments. The Variable Annuity payments may be more or less than your total Purchase Payments because (a) Variable Annuity payments vary with the investment results of the underlying Portfolios; and (b) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Annuity payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Annuity payments will be greater than Variable Annuity payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.

The investment results of the Sub-Accounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in

                               23     PROSPECTUS
the Contract, we assumed an annual investment rate of 3 1/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Annuity payments will decrease. The dollar amount of the Variable Annuity payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the Variable Annuity payments will increase if the net investment return exceeds the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine Variable Annuity Payments.

FIXED ANNUITY PAYMENTS. You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected.

As a general rule, subsequent Fixed Annuity payments will be equal in amount to the initial payment. However, as described in "Transfers During the Annuity Period" below, after the Annuity Date, you will have a limited ability to increase the amount of your Fixed Annuity payments by making transfers from the Sub-Accounts.

We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit any applicable interest at a rate at least as high as state law requires.

TRANSFERS DURING THE ANNUITY PERIOD. During the Annuity Period, you will have a limited ability to make transfers among the Sub-Accounts so as to change the relative weighting of the Sub-Accounts on which your Variable Annuity payments will be based. In addition, you will have a limited ability to make transfers from the Sub-Accounts to increase the proportion of your annuity payments consisting of Fixed Annuity payments. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

You may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub-Accounts or make transfers from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers must be at least six months apart.

DEATH BENEFIT DURING ANNUITY PERIOD. If any Contract Owner dies after the Annuity Date, the successor Contract Owner will receive any guaranteed annuity payments scheduled to continue. If the successor Owner dies before all of the guaranteed payments have been made, we will continue the guaranteed payments to the Beneficiary(ies). After annuity payments begin, upon the death of the Annuitant and any Joint Annuitant, we will make any remaining guaranteed payments to the Beneficiary. The amount and number of these guaranteed payments will depend on the Annuity Option in effect at the time of the Annuitant's death. After the Annuitant's death, any remaining guaranteed payments will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death.

CERTAIN EMPLOYEE BENEFIT PLANS. The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

OTHER CONTRACT BENEFITS
DEATH BENEFIT: GENERAL.  We will pay a distribution on death, if:

1) the Contract is in force;

2) annuity payments have not begun; and

3) either:

   (a) any Owner dies; or

   (b) any Annuitant dies and the Owner is a non-living person.

DUE PROOF OF DEATH. A complete request for settlement of the Death Proceeds must be submitted before the Annuity Date. Where there are multiple Beneficiaries, we will value the Death Benefit at the time the first Beneficiary submits a complete request for settlement of the Death Proceeds. A complete request must include "Due Proof of Death". We will accept the following documentation as Due Proof of Death:

..   a certified original copy of the Death Certificate;

..   a certified copy of a court decree as to the finding of death; or

..   a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.

DEATH PROCEEDS. If we receive a complete request for settlement of the Death Proceeds within 180 days of the date of your death, the Death Proceeds are equal to the Death Benefit described below. Otherwise, the Death Proceeds are equal to the greater of the Contract Value or the Surrender Value. We reserve the right to waive or extend, on a nondiscriminatory basis, the 180-day period in which the Death Proceeds will equal the Death Benefit as described below. This right applies only to the amount payable as Death Proceeds and in no way restricts when the claim may be filed.

                               24     PROSPECTUS

DEATH BENEFIT AMOUNT. The standard Death Benefit under the Contract is the greatest of the following:

1) the total Purchase Payments, less a withdrawal adjustment for any prior partial withdrawals;

2) the Contract Value on the date as of which we calculate the Death Benefit.

3) the Surrender Value;

4) the Contract Value on the seventh Contract Anniversary and each subsequent Contract Anniversary evenly divisible by seven, increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment for any partial withdrawals since that anniversary.

The withdrawal adjustment for the Death Benefit will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the value of the applicable Death Benefit immediately before the withdrawal.


As described on page 26, you may add optional riders that in some circumstances may increase the Death Benefit under your contract.


DEATH BENEFIT PAYMENTS

1. If your spouse is the sole beneficiary:

   (a) Your spouse may elect to receive the Death Proceeds in a lump sum; or

   (b) Your spouse may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of your spouse; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

   (iii) over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

   (b) If your spouse chooses to continue the Contract, or does not elect one of these options, then the Contract will continue in the Accumulation Period as if the death had not occurred. If the Contract is continued in the Accumulation Period, the following conditions apply.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the Death Proceeds, except that any portion of this excess attributable to the fixed account options will be allocated to the Money Market Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as the free transfer allowed each calendar month and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge or Market Value Adjustment.

Prior to the Annuity Date, the death benefit of the continued Contract will be as defined in the Death Benefit provision.

Only one spousal continuation is allowed under this Contract.

If there is no Annuitant at that time, the new Annuitant will be the surviving spouse.

2. If the Beneficiary is not your spouse but is a living person:

   (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

   (b) The Beneficiary may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of the Beneficiary; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary; or

   (iii) over the life of the Beneficiary with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary.

   (c) If the Beneficiary does not elect one of the options above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the

                               25     PROSPECTUS
date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account and the Contract Value will be adjusted accordingly. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 13 and Transfer Fees on page 32 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

If the Beneficiary dies before the complete liquidation of the Contract Value, then the Beneficiary's named Beneficiary(ies) will receive the greater of the Surrender Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner's death.

3. If the Beneficiary is a corporation or other type of non-living person:

   (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

   (b) If the Beneficiary does not elect to receive the option above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 13 and Transfer Fees on page 32 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any Beneficiary is a non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Under any of these options, all contract rights, subject to any restrictions previously placed upon the Beneficiary, are available to the Beneficiary from the date of your death to the date on which the Death Proceeds are paid.

Different rules may apply to Contracts issued in connection with Qualified
Plans.

We offer different optional riders under this Contract. If you elect an optional rider, we will charge you a higher mortality and expense charge. We may discontinue offering one or more Riders at any time. The benefits under the Riders are described below. The benefits in the riders discussed below may not be available in all states. For example, the Enhanced Death Benefit, Enhanced Income Benefit and all versions of the Enhanced Death and Income Benefit riders issued in Washington state do not contain the Enhanced Death Benefit B or Enhanced Income Benefit B provisions that are described below. Further they may be offered in certain states as a benefit of the base contract rather than as a separate rider. In those states, the expense charge will remain the same for the benefit.

ENHANCED DEATH BENEFIT RIDER: When you purchase your Contract, you may select the Enhanced Death Benefit Rider. This Rider is available if the oldest Owner or Annuitant is age 80 or less at issue. If you are not an individual, the Enhanced Death Benefit applies only to the Annuitant's death. As described below, we will charge a higher mortality and expense risk charge if you select this Rider. If you select this Rider, the Death Benefit will be the greater of the value provided in your Contract or the Enhanced Death Benefit. The Enhanced Death Benefit will be the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B, defined below.

ENHANCED INCOME BENEFIT RIDER: When you purchase your Contract you may select the Enhanced Income Benefit Rider if available in your state. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue. If you select this Rider, you may be able to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Income Benefit A or Enhanced Income Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

   (a) on or after the tenth Contract Anniversary;

   (b) before the Annuitant's age 90; and

   (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the Contract for either a single life with a period certain, or joint lives with a period certain of at least:

   (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

   (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

                               26     PROSPECTUS

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

The Enhanced Income Benefit under this Rider only applies to the determination of income payments under the income options described above. It is not a guarantee of Contract Value or performance. The benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. In addition, under some circumstances, you will receive higher initial income payments by applying your Contract Annuitized Value to one of the standard Annuity Options instead of utilizing this optional benefit. If you surrender your Contract, you will not receive any benefit under this Rider.

ENHANCED INCOME BENEFIT A. At issue, the Enhanced Income Benefit A is equal to the initial purchase payment. After issue, Enhanced Income Benefit A is recalculated as follows:

..   When you make a Purchase Payment, we will increase the Enhanced Income
    Benefit A by the amount of your Purchase Payment;

..   When you make a withdrawal, we will decrease Enhanced Income Benefit A by a withdrawal adjustment as defined below;

..   On each Contract Anniversary, the Enhanced Income Benefit A is equal to the greater of the Contract Value or the most recently calculated Enhanced Income Benefit A.

If you do not make any additional Purchase Payments or withdrawals, the Enhanced Income Benefit A will be the greatest of all Contract Anniversary Contract Values prior to the date we calculate the Enhanced Income Benefit.

We will continuously adjust Enhanced Income Benefit A; as described above, until the oldest Contract Owner's 85th birthday, or if the Contract Owner is not a living individual, the oldest Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Income Benefit A only for Purchase Payments and withdrawals.

ENHANCED INCOME BENEFIT B. Enhanced Income Benefit B is equal to your total Purchase Payments reduced by any withdrawal adjustments, accumulated daily at an effective annual interest rate of 5% per year, until the earlier of:

   (a) the date we determine the income benefit;

   (b) the first day of the month following the oldest Contract Owner's 85th birthday, or the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where,

   (a) is the withdrawal amount;

   (b) is the Contract Value immediately prior to the withdrawal;

   (c) is the most recently calculated Enhanced Income Benefit A or B, as applicable.

ENHANCED DEATH AND INCOME BENEFIT RIDER II:   When you purchase your Contract
and if available in your state, you may select the Enhanced Death and Income Benefit Rider II. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue. This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

   (a) on or after the tenth Contract Anniversary;

   (b) before the Annuitant's age 90; and

   (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the contract for either a single life with a period certain, or joint lives with a period certain of at least:

   (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

   (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH AND INCOME BENEFIT RIDER. This Rider was previously available if the oldest Owner or Annuitant is age 75 or less at issue. This rider is no longer available. This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the value of the Enhanced Death Benefit on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income

                               27     PROSPECTUS

Benefit, you must select an Annuity Date that is on or after the tenth Contract Anniversary, but before the Annuitant's age 90. On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for payments guaranteed for either a single life with a period certain or joint lives with a period certain of at least:

   (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

   (b) at least 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH BENEFIT A. At issue, Enhanced Death Benefit A is equal to the initial Purchase Payment. After issue, Enhanced Death Benefit A is adjusted whenever you pay a Purchase Payment or make a withdrawal and on each Contract Anniversary as follows:

..   When you pay a Purchase Payment, we will increase Enhanced Death Benefit A by the amount of the Purchase Payment;

..   When you make a withdrawal, we will decrease Enhanced Death Benefit A by a withdrawal adjustment, as described below; and

..   On each Contract Anniversary, we will set Enhanced Death Benefit A equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Enhanced Death Benefit A.

If you do not pay any additional purchase payments or make any withdrawals, Enhanced Death Benefit A will equal the greatest of the Contract Value on the Issue Date and all Contract Anniversaries prior to the date we calculate any death benefit.

We will continuously adjust Enhanced Death Benefit A as described above until the oldest Contract Owner's 85th birthday or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Death Benefit A only for Purchase Payments and withdrawals.

ENHANCED DEATH BENEFIT B. Enhanced Death Benefit B is equal to your total Purchase Payments, reduced by any withdrawal adjustments, accumulated daily at an effective annual rate of 5% per year, until the earlier of:

   (a) the date we determine the death benefit,

   (b) the first day of the month following the oldest Contract Owner's 85th birthday; or

   (c) the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

Thereafter, we will only adjust Enhanced Death Benefit B to reflect additional Purchase Payments and withdrawals. Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any nonforfeiture laws that govern the Contract.

The withdrawal adjustment for both Enhanced Death Benefit A and Enhanced Death Benefit B will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the most recently calculated Enhanced Benefit A or B, as appropriate.

BENEFICIARY. You name the Beneficiary. You may name a Beneficiary in the application. You may also name one or more contingent Beneficiaries who are entitled to receive benefits under the contract if all primary Beneficiaries are deceased at the time a Contract Owner, or Annuitant if the Contract Owner is not a living person, dies. You may change the Beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we accept them, effective as of the date you signed the form. Until we accept your change instructions, we are entitled to rely on your most recent instructions in our files. We are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary prior to accepting a change. Accordingly, if you wish to change your beneficiary, you should deliver your instructions to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

..   your spouse if he or she is still alive; or, if he or she is no longer alive,

..   your surviving children equally; or if you have no surviving children,

..   your estate.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Contract Owner or Annuitant, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original shares of the remaining beneficiaries.

If more than one Beneficiary shares in the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share. Each Beneficiary will exercise all rights related to his or her share, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

                               28     PROSPECTUS

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all beneficiaries will be considered to be non-living persons.

You may specify that the Death Benefit be paid under a specific income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different Income Plan or lump sum. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the changes.

Different rules may apply to Contracts issued in connection with Qualified
Plans.

CONTRACT LOANS FOR 403(B) CONTRACTS. Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code. Loans are not available under Non-Qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant's Contract loans under TSA plans is more than the lesser of (a) or (b) where:

   (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

   (b) equals the greater of $10,000 or half of the Surrender Value.

The minimum loan amount is $1,000.


To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Some of these requirements are stated in Section 72 of the Tax Code. Please seek advice from your plan administrator or tax advisor.


When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each Sub-Account. If your loan amount is greater than your Contract Value in the Sub-Accounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account Options. If your loan amount is greater than your contract value in the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Option.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Sub-Accounts or the Fixed Account. We may, however, apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Sub-Accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

1) the Death Proceeds;

2) surrender proceeds;

3) the amount available for partial withdrawal;

4) the amount applied on the Annuity Date to provide annuity payments; and

5) the amount applied on the Annuity Date to provide annuity payments under the Enhanced Income Benefit Rider, Enhanced Death and Income Benefit Rider, or the Enhanced Death and Income Benefit Rider II.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Sub-Account(s) in the proportion that you have selected for Purchase Payments. Allocations of loan payments are not permitted to the Fixed Accounts (Guaranteed Maturity

                               29     PROSPECTUS

Fixed Account and Dollar Cost Averaging Fixed Account Option). If your Purchase Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the Fidelity Money Market Sub-Account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. We will capitalize interest on a loan in default.

If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

WITHDRAWALS (REDEMPTIONS). Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. We may impose a Withdrawal Charge, which would reduce the amount paid to you upon redemption. The Withdrawal Charges are described on page 32. Withdrawals from the Fixed Account may be increased or decreased by a Market Value Adjustment, as described in "Market Value Adjustment" on page 21.


In general, you must withdraw at least $50 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Sub-Account. If your request for a partial withdrawal would reduce the Contract Value to less than $500, we may treat it as a request for a withdrawal of your entire Contract Value, as described in "Minimum Contract Value" on page 31. Your Contract will terminate if you withdraw all of your Contract Value.


Withdrawals taken prior to annuitization are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distribution of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 39.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus.


WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.


For partial withdrawals, you may allocate the amount among the Sub-Accounts and the Fixed Accounts. If we do not receive allocation instructions from you, we usually will allocate the partial withdrawal proportionately among the Sub-Accounts and the Guaranteed Maturity Fixed Account Options based upon the balance of the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, with any remainder being distributed from the Dollar Cost Averaging Fixed Account Option. You may not make a partial withdrawal from the Fixed Account in an amount greater than the total amount of the partial withdrawal multiplied by the ratio of the value of the Fixed Account to the Contract Value immediately before the partial withdrawal.

If you request a total withdrawal, you must send us your Contract. The
Surrender Value will equal the Contract Value minus any applicable Withdrawal Charge and adjusted by any applicable Market Value Adjustment. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract as described on page 31. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of Accumulation Unit Values is not reasonably practicable; or

3) at any other time permitted by the SEC for your protection.

                               30     PROSPECTUS

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax
Code) only in the following circumstances:

1) when you attain age 59 1/2;

2) when you terminate your employment with the plan sponsor;

3) upon your death;

4) upon your disability as defined in Section 72(m)(7) of the Tax Code;

5) or in the case of hardship.

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

1) salary reduction contributions made after December 31, 1988;

2) income attributable to such contributions; and

3) income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect transfers between certain
Qualified Plans. Additional restrictions and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.

SYSTEMATIC WITHDRAWAL PROGRAM. If your Contract is a non-Qualified Contract or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase Payments. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis. Systematic withdrawals will be deducted from your Sub-Account and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account, on a pro rata basis.

Depending on fluctuations in the net asset value of the Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

ERISA PLANS. A married participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified Plan covered by to Title 1 of ERISA. You should consult an adviser.

MINIMUM CONTRACT VALUE. If as a result of withdrawals your Contract Value would be less than $500 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $500 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with Qualified Plans.

CONTRACT CHARGES
We assess charges under the Contract in three ways:

1) as deductions from Contract Value for contract maintenance charges and, if applicable, for premium taxes;

2) as charges against the assets of the Separate Account for administrative expenses and for the assumption of mortality and expense risks; and

3) as Withdrawal Charges (contingent deferred sales charges) subtracted from withdrawal and surrender payments.

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Fee Tables on pages 5, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.

MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from each Sub-Account during each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.15% of the average net asset value of each Sub-Account. The mortality risks arise from our contractual obligations:

1) to make annuity payments after the Annuity Date for the life of the Annuitant(s);

2) to waive the Withdrawal Charge upon your death; and

3) to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found beginning on page 24.

                               31     PROSPECTUS

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the contract maintenance charge and the administrative expense charge. We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Period and the Annuity Period.

If you select the Enhanced Death Benefit Rider, your mortality and expense risk charge will be 1.35% of average net asset value of each Sub-Account. If you select the Enhanced Income Rider, your mortality and expense risk charge will be 1.50% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider, your mortality and expense risk charge will be 1.55% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider II, your mortality and expense risk charge will be 1.70% of average daily net asset value of each Sub-Account. We charge a higher mortality and expense risk charge for the Riders to compensate us for the additional risk that we accept by providing the Riders. We will calculate a separate Accumulation Unit Value for the base Contract, and for Contracts with each type of Rider, in order to reflect the difference in the mortality and expense risk charges.

ADMINISTRATIVE CHARGES.

CONTRACT MAINTENANCE CHARGE. We charge an annual contract maintenance charge of $35 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract.

Before the Annuity Date, we assess the contract maintenance charge on each Contract Anniversary. To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Sub-Accounts to which you have allocated your Contract Value, and redeem Accumulation Units accordingly. We will waive this charge if you pay more than $50,000 in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account. If you surrender your Contract, we will deduct the full $35 charge as of the date of surrender, unless your Contract qualifies for a waiver.

After the Annuity Date and if allowed in your state, we will subtract this charge in equal parts from each of your annuity payments. We will waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all of your annuity payments are Fixed Annuity payments.

ADMINISTRATIVE EXPENSE CHARGE. We deduct an administrative expense charge from each Sub-Account during each Valuation Period. This charge is equal, on an annual basis, to 0.10% of the average net asset value of the Sub-Accounts. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The administrative expense charge is assessed during both the Accumulation Period and the Annuity Period.

TRANSFER FEE. We currently are waiving the transfer fee. The Contract, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Portfolio Rebalancing program.

The transfer fee will be deducted from Contract Value that remains in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

SALES CHARGES.

WITHDRAWAL CHARGE. We may charge a Withdrawal Charge, which is a contingent deferred sales charge, upon certain withdrawals.

As a general rule, the Withdrawal Charge equals a percentage of Purchase Payments withdrawn that are: (a) less than seven years old; and (b) not eligible for a free withdrawal. The applicable percentage depends on how many years ago you made the Purchase Payment being withdrawn, as shown in this chart:

                                        WITHDRAWAL CHARGE
                      CONTRIBUTION YEAR    PERCENTAGE
                      First and Second          7%
                      Third and Fourth          6%
                           Fifth                5%
                           Sixth                4%
                          Seventh               3%
                      Eighth and later          0%

When we calculate the Withdrawal Charge, we do not take any applicable Market Value Adjustment into consideration. Beginning on January 1, 2004, if you make a withdrawal before the Annuity Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

We subtract the Withdrawal Charge from the Contract Value remaining after your withdrawal. As a result, the decrease in your Contract Value will be greater than the withdrawal amount requested and paid.

For purposes of determining the Withdrawal Charge, the Contract Value is deemed to be withdrawn in the following order:

FIRST. Earnings - the current Contract Value minus all Purchase Payments that have not previously been withdrawn;

SECOND. "Old Purchase Payments" - Purchase Payments received by us more than seven years before the date of withdrawal that have not been previously withdrawn;

                               32     PROSPECTUS

THIRD. Any additional amounts available as a "Free Withdrawal," as described on page 33;

FOURTH. "New Purchase Payments" - Purchase Payments received by us less than seven years before the date of withdrawal. These Payments are deemed to be withdrawn on a first-in, first-out basis.

No Withdrawal Charge is applied in the following situations:

..   on annuitization;

..   the payment of a Death Benefit;

..   a free withdrawal amount, as described on page 33;

..   certain withdrawals for Contracts issued under 403(b) plans or 401 plan under our prototype as described on page 42;

..   withdrawals taken to satisfy IRS minimum distribution rules;

..   withdrawals that qualify for one of the waiver benefits described on pages
    33-34; and

..   withdrawal under Contracts issued to employees of Lincoln Benefit Life
    Company or its affiliates, Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if those individuals reside in the State of Nebraska.

We will never waive or eliminate a Withdrawal Charge where such waiver or elimination would be unfairly discriminatory to any person or where it is prohibited by state law.

We may waive withdrawal charges if this Contract is surrendered, and the entire proceeds of the surrender are directly used to purchase a new Contract also issued by us or any affiliated company. Such waivers will be granted on a non-discriminatory basis.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The amount of your withdrawal may be affected by a Market Value Adjustment. Additional restrictions may apply to Contracts held in Qualified Plans. We outline the tax requirements applicable to withdrawals on page 35. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

FREE WITHDRAWAL. Withdrawals of the following amounts are never subject to the Withdrawal Charge:

.. In any Contract Year, the greater of: (a) earnings that have not previously been withdrawn; or (b) 15 percent of New Purchase Payments; and

..  Any Old Purchase Payments that have not been previously withdrawn.

However, even if you do not owe a Withdrawal Charge on a particular withdrawal, you may still owe taxes or penalty taxes, or be subject to a market Value Adjustment. The tax treatment of withdrawals is summarized on page 35.

WAIVER BENEFITS

GENERAL. If approved in your state, we will offer the three waiver benefits described below. In general, if you qualify for one of these benefits, we will permit you to make one or more partial or full withdrawals without paying any otherwise applicable Withdrawal Charge or Market Value Adjustment. While we have summarized those benefits here, you should consult your Contract for the precise terms of the waiver benefits.

Some Qualified Plans may not permit you to utilize these benefits. Also, even if you do not need to pay our Withdrawal Charge because of these benefits, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

CONFINEMENT WAIVER BENEFIT. Under this benefit, we will waive the Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if the following conditions are satisfied:

1) Any Contract Owner or the Annuitant, if the Contract is owned by a company or other legal entity, is confined to a long term care facility or a hospital for at least 90 consecutive days. The Owner or Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2) You request the withdrawal no later than 90 days following the end of the Owner or Annuitant's stay at the long term care facility or hospital. You must provide written proof of the stay with your withdrawal request; and

3) A physician must have prescribed the stay and the stay must be medically necessary.

You may not claim this benefit if the physician prescribing the Owner or Annuitant's stay in a long term care facility is the Owner or Annuitant or a member of the Owner or Annuitant's immediate family.

TERMINAL ILLNESS WAIVER BENEFIT. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if, at least 30 days after the Issue Date, you, or the Annuitant if the Owner is not a living person, are diagnosed with a

                               33     PROSPECTUS
terminal illness. We may require confirmation of the diagnosis as provided in the Contract.

UNEMPLOYMENT WAIVER BENEFIT. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on one partial or full withdrawal from your Contract, if you meet the following requirements:

1) you become unemployed at least 1 year after the Issue Date;

2) you receive unemployment compensation for at least 30 consecutive days as a result of that unemployment; and

3) you claim this benefit within 180 days of your initial receipt of unemployment compensation.

You may exercise this benefit once before the Annuity Date.

WAIVER OF WITHDRAWAL CHARGE FOR CERTAIN QUALIFIED PLAN WITHDRAWALS. For Contracts issued under a Section 403(b) plan or a Section 401 plan under our prototype, we will waive the Withdrawal Charge when:

1) the Annuitant becomes disabled (as defined in Section 72(m)(7)) of the Tax Code;

2) the Annuitant reaches age 59 1/2 and at least 5 Contract Years have passed since the Contract was issued;

3) at least 15 Contract Years have passed since the Contract was issued.


Our prototype is a Section 401 Defined Contribution Qualified Retirement plan. This plan may be established as a Money Purchase plan, a Profit Sharing plan, or a paired plan (Money Purchase and Profit Sharing). For more information about our prototype plan, call us at 1-800-457-7617.


PREMIUM TAXES. We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that results from amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES. We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Contract value. For a summary of current estimates of those charges and expenses, see page 5. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We receive compensation from the investment advisers or administrators or the Portfolios in connection with administrative service and cost savings experienced by the investment advisers or administrators. We collect this compensation under agreements between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.


                               34     PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Separate Account, then Lincoln Benefit may impose a charge against the Separate Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Separate Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of

                               35     PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a

                               36     PROSPECTUS

  Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,


..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:


..   the contract owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;


..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

                               37     PROSPECTUS

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified

                               38     PROSPECTUS

Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,


..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),


..   made for qualified higher education expenses (applies only for IRAs),


..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

                               39     PROSPECTUS

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.


With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.


For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection

                               40     PROSPECTUS

Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.


A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.


ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. (SEP IRA) Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

                               41     PROSPECTUS

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.


STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to 457 plans.


                               42     PROSPECTUS

DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

LINCOLN BENEFIT LIFE COMPANY


Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 S. 84th Street , Lincoln, NE 68506-4142. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.


We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life, and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business, including that of its subsidiary Lincoln Benefit. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

SEPARATE ACCOUNT. Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.


The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub-Accounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-457-7617. We have reproduced the Table of Contents of the Statement of Additional Information on page 47.


STATE REGULATION OF LINCOLN BENEFIT. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual

                               43     PROSPECTUS
statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

FINANCIAL STATEMENTS. The financial statements of Lincoln Benefit and the financial statements of the Separate Account, which are comprised of the financial statements of the underlying Sub-Accounts, are set forth in the Statement of Additional Information.


ADMINISTRATION
We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2009, consisted of the following: Keane Worldzen, Inc. (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


DISTRIBUTION OF CONTRACTS
The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 6% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker-dealers who maintain certain sales volume levels.

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

Lincoln Benefit and ALFS have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.

LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Separate Account. Lincoln Benefit is engaged in routine

                               44     PROSPECTUS
lawsuits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.

LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Susan L. Lees, General Counsel of Lincoln Benefit.


REGISTRATION STATEMENT
We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Separate Account, Lincoln Benefit, and the Contracts. The descriptions in this prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for the precise terms of those instruments. You may inspect and obtain copies of the registration statement as described on the cover page of this prospectus.

ABOUT LINCOLN BENEFIT LIFE COMPANY
Rule 12h-7 under the Securities Exchange Act of 1934, as amended (the "Exchange Act") exempts an insurance company from filing reports under the Exchange Act when the insurance company issues certain types of insurance products that are registered under the Securities Act of 1933 and such products are regulated under state law. The variable annuities described in this prospectus fall within the exemption provided under rule 12h-7. We rely on the exemption provided under rule 12h-7 and do not file reports under the Exchange Act.


                               45     PROSPECTUS

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                  PAGE
          ------------------------------------------------------------
          THE CONTRACT
          ------------------------------------------------------------
             Annuity Payments
          ------------------------------------------------------------
             Initial Monthly Annuity Payment
          ------------------------------------------------------------
             Subsequent Monthly Payments
          ------------------------------------------------------------
             Transfers After Annuity Date
          ------------------------------------------------------------
             Annuity Unit Value
          ------------------------------------------------------------
          Illustrative Example of Annuity Unit Value Calculation
          ------------------------------------------------------------
          Illustrative Example of Variable Annuity Payments
          ------------------------------------------------------------
          EXPERTS
          ------------------------------------------------------------
          FINANCIAL STATEMENTS
          ------------------------------------------------------------

                               46     PROSPECTUS

APPENDIX A
--------------------------------------------------------------------------------

                           ACCUMULATION UNIT VALUES


Appendix A presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Sub-Account since the Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account, PIMCO VIT Total Return - Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT NACM Small Cap Portfolio Class 1 Sub-Account, Putnam VT International Growth and Income - Class IB Sub-Account, Van Kampen LIT Mid Cap Growth, Class II Sub-Account, Van Kampen LIT Growth and Income, Class II Sub-Account which were first offered under the Contracts on May 1, 2002; the AIM V.I. Basic Value - Series I Sub- Account, Legg Mason ClearBridge Variable Investors Portfolio - Class I - Class I Sub-Account, UIF U.S. Mid Cap Value, Class I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced - Class A Sub-Account which was first offered under the Contracts on April 29, 2005 and Janus Aspen Overseas Portfolio - Service Share Sub-Account which was first offered under the Contracts on April 30, 2008. An "Accumulation Unit Value" is a unit of measure used to calculate the value or a Contract Owner's interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.

On April 24, 2009, the Premier VIT OpCap Balanced Portfolio liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available during part of the period ending December 31, 2009.

On April 30, 2009, the Ridgeworth Classic Large Cap Growth Stock Fund and the Ridgeworth Classic Large Cap Value Equity Fund liquidated and the Sub-Accounts are no longer available for investment. However, accumulation unit values for the Sub-Accounts are included in the tables below because the Sub-Accounts were available during part of the period ending December 31, 2009.

The name of the following Sub-Accounts changed since December 31, 2009. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Accounts as of December 31, 2009:



               SUB-ACCOUNT NAME AS OF
               DECEMBER 31, 2009 (AS
              APPEARS IN THE FOLLOWING
               TABLES OF ACCUMULATION    SUB-ACCOUNT NAME AS OF
                    UNIT VALUES)              MAY 1, 2010
              ---------------------------------------------------
              AIM V.I. Basic Value Fund Invesco V.I. Basic Value
                                        Fund
              Alger American LargeCap   Alger LargeCap Growth
                Growth Portfolio        Portfolio
              Alger American Income &   Alger Income & Growth
                Growth Portfolio        Portfolio
              Alger American Capital    Alger Capital
                Appreciation Portfolio  Appreciation Portfolio
              Alger American MidCap     Alger MidCap Growth
                Growth Portfolio        Portfolio
              Alger American SmallCap   Alger SmallCap Growth
                Growth Portfolio        Portfolio
              Legg Mason ClearBridge    Legg Mason ClearBridge
                Variable Investors      Variable Large Cap Value
                Portfolio               Portfolio
              Putnam VT International   Putnam VT International
                Growth and Income Fund  Value Fund


                               47     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15



                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES I
                                                                          2004       $10.000      $10.821       269,780
                                                                          2005       $10.821      $11.301       253,928
                                                                          2006       $11.301      $12.634       235,944
                                                                          2007       $12.634      $12.669       199,610
                                                                          2008       $12.669       $6.034       176,998
                                                                          2009        $6.034       $8.820       148,589
------------------------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS I-2 FORMERLY, ALGER AMERICAN
 LARGECAP GROWTH PORTFOLIO--CLASS O
                                                                          2000       $15.750      $13.260     1,121,843
                                                                          2001       $13.260      $11.540       996,256
                                                                          2002       $11.540       $7.640       734,340
                                                                          2003        $7.640      $10.198       807,544
                                                                          2004       $10.198      $10.625       719,914
                                                                          2005       $10.625      $11.756       607,853
                                                                          2006       $11.756      $12.208       452,187
                                                                          2007       $12.208      $14.460       340,976
                                                                          2008       $14.460       $7.689       252,531
                                                                          2009        $7.689      $11.206       202,899
------------------------------------------------------------------------------------------------------------------------
ALGER INCOME & GROWTH PORTFOLIO--CLASS I-2 FORMERLY, ALGER AMERICAN
 INCOME & GROWTH PORTFOLIO--CLASS O
                                                                          2000       $16.170      $15.770       853,586
                                                                          2001       $15.770      $13.340       888,850
                                                                          2002       $13.340       $9.078       781,602
                                                                          2003        $9.078      $11.641       775,012
                                                                          2004       $11.641      $12.398       686,795
                                                                          2005       $12.398      $12.665       553,769
                                                                          2006       $12.665      $13.673       412,877
                                                                          2007       $13.673      $14.870       289,123
                                                                          2008       $14.870       $8.889       189,627
                                                                          2009        $8.889      $11.603       144,735
------------------------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS I-2 FORMERLY, ALGER
 AMERICAN CAPITAL APPRECIATION PORTFOLIO--CLASS O
                                                                          2000       $22.520      $16.720       682,579
                                                                          2001       $16.720      $13.880       560,418
                                                                          2002       $13.880       $9.061       474,441
                                                                          2003        $9.061      $12.055       518,914
                                                                          2004       $12.055      $12.881       454,884
                                                                          2005       $12.881      $14.559       380,525
                                                                          2006       $14.559      $17.148       318,953
                                                                          2007       $17.148      $22.613       307,354
                                                                          2008       $22.613      $12.252       182,353
                                                                          2009       $12.252      $18.283       147,379


                               48     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS I-2 FORMERLY, ALGER AMERICAN
 MIDCAP GROWTH PORTFOLIO--CLASS O
                                                                         2000       $15.100      $16.280      613,187
                                                                         2001       $16.280      $15.030      515,103
                                                                         2002       $15.030      $10.457      410,450
                                                                         2003       $10.457      $15.264      559,837
                                                                         2004       $15.264      $17.040      571,188
                                                                         2005       $17.040      $18.482      583,687
                                                                         2006       $18.482      $20.104      495,198
                                                                         2007       $20.104      $26.119      395,122
                                                                         2008       $26.119      $10.741      307,529
                                                                         2009       $10.741      $16.093      251,589
-----------------------------------------------------------------------------------------------------------------------
ALGER SMALLCAP GROWTH PORTFOLIO--CLASS I-2 FORMERLY, ALGER AMERICAN
 SMALLCAP GROWTH--CLASS O
                                                                         2000       $16.020      $11.520      249,260
                                                                         2001       $11.520       $8.020      328,999
                                                                         2002        $8.020       $5.842      283,731
                                                                         2003        $5.842       $8.212      468,871
                                                                         2004        $8.212       $9.454      355,278
                                                                         2005        $9.454      $10.913      404,918
                                                                         2006       $10.913      $12.935      399,147
                                                                         2007       $12.935      $14.976      268,659
                                                                         2008       $14.976       $7.898      187,715
                                                                         2009        $7.898      $11.349      171,410
-----------------------------------------------------------------------------------------------------------------------
DWS BALANCED VIP--CLASS A
                                                                         2005       $10.000      $10.602      449,167
                                                                         2006       $10.602      $11.543      346,262
                                                                         2007       $11.543      $11.950      249,164
                                                                         2008       $11.950       $8.576      165,654
                                                                         2009        $8.576      $10.454      114,278
-----------------------------------------------------------------------------------------------------------------------
DWS BOND VIP--CLASS A
                                                                         2000        $9.970      $10.880      155,500
                                                                         2001       $10.880      $11.360      507,663
                                                                         2002       $11.360      $12.081      558,679
                                                                         2003       $12.081      $12.535      493,622
                                                                         2004       $12.535      $13.046      507,579
                                                                         2005       $13.046      $13.219      458,975
                                                                         2006       $13.219      $13.671      362,090
                                                                         2007       $13.671      $14.064      339,879
                                                                         2008       $14.064      $11.560      255,646
                                                                         2009       $11.560      $12.566      186,602


                               49     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                               Number of
                                                    Accumulation Accumulation    Units
                                       For the Year  Unit Value   Unit Value  Outstanding
                                          Ending    at Beginning    at End      at End
Sub-Accounts                           December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------
DWS GLOBAL OPPORTUNITIES VIP--CLASS A
                                           2000       $17.650      $16.510      114,023
                                           2001       $16.510      $12.290      103,294
                                           2002       $12.290       $9.724      130,916
                                           2003        $9.724      $14.317      193,561
                                           2004       $14.317      $17.440      176,147
                                           2005       $17.440      $20.357      193,166
                                           2006       $20.357      $24.544      166,415
                                           2007       $24.544      $26.499      131,794
                                           2008       $26.499      $13.094       97,138
                                           2009       $13.094      $19.164       83,558
-----------------------------------------------------------------------------------------
DWS GROWTH & INCOME VIP--CLASS A
                                           2000       $11.020      $10.660      192,522
                                           2001       $10.660       $9.340      218,214
                                           2002        $9.340       $7.087      201,541
                                           2003        $7.087       $8.871      178,003
                                           2004        $8.871       $9.651      150,151
                                           2005        $9.651      $10.109      139,183
                                           2006       $10.109      $11.345      102,347
                                           2007       $11.345      $11.355       73,259
                                           2008       $11.355       $6.918       49,772
                                           2009        $6.918       $9.164       38,191
-----------------------------------------------------------------------------------------
DWS INTERNATIONAL VIP--CLASS A
                                           2000       $15.840      $12.250      113,301
                                           2001       $12.250       $8.360      100,581
                                           2002        $8.360       $6.743      105,081
                                           2003        $6.743       $8.507      114,835
                                           2004        $8.507       $9.790      121,969
                                           2005        $9.790      $11.232      127,476
                                           2006       $11.232      $13.967      127,598
                                           2007       $13.967      $15.805      113,896
                                           2008       $15.805       $8.083      101,279
                                           2009        $8.083      $10.658       69,353
-----------------------------------------------------------------------------------------
FEDERATED CAPITAL INCOME FUND II
                                           2000       $11.180      $10.060      401,376
                                           2001       $10.060       $8.570      420,723
                                           2002        $8.570       $8.959      460,608
                                           2003        $8.959       $7.668      309,555
                                           2004        $7.668       $8.325      297,389
                                           2005        $8.325       $8.738      271,194
                                           2006        $8.738       $9.980      220,546
                                           2007        $9.980      $10.253      154,739
                                           2008       $10.253       $8.062      102,548
                                           2009        $8.062      $10.213      101,513


                               50     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                                                         2000       $10.080      $11.050       406,015
                                                         2001       $11.050      $11.670     1,994,814
                                                         2002       $11.670      $12.572     2,695,911
                                                         2003       $12.572      $12.710     1,589,894
                                                         2004       $12.710      $13.005     1,136,236
                                                         2005       $13.005      $13.104       879,855
                                                         2006       $13.104      $13.478       722,780
                                                         2007       $13.478      $14.146       603,659
                                                         2008       $14.146      $14.568       494,396
                                                         2009       $14.568      $15.136       374,113
-------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
                                                         2000        $9.950       $8.940       340,164
                                                         2001        $8.940       $8.950       785,823
                                                         2002        $8.950       $6.435       296,496
                                                         2003        $6.435      $10.814       707,583
                                                         2004       $10.814      $11.797       729,703
                                                         2005       $11.797      $11.960       606,875
                                                         2006       $11.960      $13.088       539,007
                                                         2007       $13.088      $13.368       432,506
                                                         2008       $13.368       $9.770       344,383
                                                         2009        $9.770      $14.748       260,044
-------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--INITIAL CLASS
                                                         2000       $11.850      $11.250       278,326
                                                         2001       $11.250      $10.650       334,328
                                                         2002       $10.650       $9.601       371,447
                                                         2003        $9.601      $11.186       420,226
                                                         2004       $11.186      $11.652       437,716
                                                         2005       $11.652      $11.973       433,897
                                                         2006       $11.973      $12.690       338,607
                                                         2007       $12.690      $14.474       252,896
                                                         2008       $14.474      $10.189       202,629
                                                         2009       $10.189      $12.992       144,646
-------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--INITIAL CLASS
                                                         2000       $14.060      $12.970     1,001,494
                                                         2001       $12.970      $11.240     1,006,844
                                                         2002       $11.240      $10.060     1,084,534
                                                         2003       $10.060      $12.763     1,311,861
                                                         2004       $12.763      $14.555     1,438,118
                                                         2005       $14.555      $16.809     1,469,954
                                                         2006       $16.809      $18.546     1,308,454
                                                         2007       $18.546      $21.536     1,005,803
                                                         2008       $21.536      $12.226       742,971
                                                         2009       $12.226      $16.386       631,023


                               51     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--INITIAL CLASS
                                                         2000       $11.370      $12.180     1,208,699
                                                         2001       $12.180      $11.430     1,289,762
                                                         2002       $11.430       $9.375     1,218,166
                                                         2003        $9.375      $12.067     1,403,132
                                                         2004       $12.067      $13.291     1,384,897
                                                         2005       $13.291      $13.896     1,176,532
                                                         2006       $13.896      $16.496       941,565
                                                         2007       $16.496      $16.539       684,837
                                                         2008       $16.539       $9.366       412,487
                                                         2009        $9.366      $12.044       308,304
-------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--INITIAL CLASS
                                                         2000       $15.780      $13.870     1,300,830
                                                         2001       $13.870      $11.280     1,366,004
                                                         2002       $11.280       $7.786     1,121,334
                                                         2003        $7.786      $10.215     1,141,572
                                                         2004       $10.215      $10.429     1,091,575
                                                         2005       $10.429      $10.897       953,608
                                                         2006       $10.897      $11.500       769,995
                                                         2007       $11.500      $14.418       618,823
                                                         2008       $14.418       $7.523       492,708
                                                         2009        $7.523       $9.531       405,357
-------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--INITIAL CLASS
                                                         2000       $13.520      $12.110     1,795,382
                                                         2001       $12.110      $10.510     2,032,615
                                                         2002       $10.510       $8.073     1,782,207
                                                         2003        $8.073      $10.237     1,907,842
                                                         2004       $10.237      $11.183     1,817,054
                                                         2005       $11.183      $11.578     1,583,665
                                                         2006       $11.578      $13.233     1,319,112
                                                         2007       $13.233      $13.778     1,041,479
                                                         2008       $13.778       $8.572       756,199
                                                         2009        $8.572      $10.718       592,792
-------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--INITIAL CLASS
                                                         2000       $10.540      $11.070     2,194,471
                                                         2001       $11.070      $11.390     2,969,960
                                                         2002       $11.390      $11.436     3,542,199
                                                         2003       $11.436      $11.406     2,015,425
                                                         2004       $11.406      $11.401     1,544,840
                                                         2005       $11.401      $11.601     1,335,848
                                                         2006       $11.601      $12.017     1,166,577
                                                         2007       $12.017      $12.487     1,221,039
                                                         2008       $12.487      $12.705     1,305,720
                                                         2009       $12.705      $12.637       985,343


                               52     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--INITIAL CLASS
                                                                      2000       $14.790      $11.810       132,253
                                                                      2001       $11.810       $9.200       137,725
                                                                      2002        $9.200       $7.240       200,173
                                                                      2003        $7.240      $10.251       294,264
                                                                      2004       $10.251      $11.504       402,967
                                                                      2005       $11.504      $13.526       394,476
                                                                      2006       $13.526      $15.773       366,639
                                                                      2007       $15.773      $18.273       327,028
                                                                      2008       $18.273      $10.141       276,821
                                                                      2009       $10.141      $12.672       211,336
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2000       $14.630      $14.120     1,595,397
                                                                      2001       $14.120      $13.290     1,044,409
                                                                      2002       $13.290       $7.762        94,361
                                                                      2003        $7.762      $13.832     1,496,830
                                                                      2004       $13.832      $14.825     1,365,759
                                                                      2005       $14.825      $15.805     1,195,782
                                                                      2006       $15.805      $17.282       970,410
                                                                      2007       $17.282      $18.865       747,492
                                                                      2008       $18.865      $15.679       535,796
                                                                      2009       $15.679      $19.493       427,444
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2000       $10.290      $10.800       218,753
                                                                      2001       $10.800      $11.490       418,584
                                                                      2002       $11.490      $12.280     1,721,351
                                                                      2003       $12.280      $13.166       584,216
                                                                      2004       $13.166      $13.519       527,949
                                                                      2005       $13.519      $13.619       492,874
                                                                      2006       $13.619      $14.017       393,774
                                                                      2007       $14.017      $14.816       327,277
                                                                      2008       $14.816      $15.514       272,856
                                                                      2009       $15.514      $17.346       231,270
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                      2002       $10.000       $7.675     1,378,111
                                                                      2003        $7.675      $10.226        58,782
                                                                      2004       $10.226      $11.939       152,105
                                                                      2005       $11.939      $12.526       114,760
                                                                      2006       $12.526      $14.605        84,464
                                                                      2007       $14.605      $17.055        73,894
                                                                      2008       $17.055      $16.058             0


                               53     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                                                 Number of
                                                                                      Accumulation Accumulation    Units
                                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                                             December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS PORTFOLIO--INTERNATIONAL SHARES FORMERLY, JANUS ASPEN
 SERIES LARGE CAP GROWTH PORTFOLIO--INSTITUTIONAL SHARES
                                                                             2000       $16.860      $14.230     1,955,539
                                                                             2001       $14.230      $10.570     1,856,493
                                                                             2002       $10.570      $12.531       623,206
                                                                             2003       $12.531       $9.984     1,211,583
                                                                             2004        $9.984      $10.306     1,041,507
                                                                             2005       $10.306      $10.614       860,239
                                                                             2006       $10.614      $11.676       645,480
                                                                             2007       $11.676      $13.270       469,901
                                                                             2008       $13.270       $7.900       371,128
                                                                             2009        $7.900      $10.637       290,538
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE PORTFOLIO--INSTITUTIONAL SHARES FORMERLY, JANUS
 ASPEN SERIES MID CAP GROWTH PORTFOLIO--INSTITUTIONAL SHARES
                                                                             2000       $27.320      $18.390     1,027,581
                                                                             2001       $18.390      $11.000       926,849
                                                                             2002       $11.000       $7.827       694,192
                                                                             2003        $7.827      $10.443       656,913
                                                                             2004       $10.443      $12.453       642,333
                                                                             2005       $12.453      $13.812       539,509
                                                                             2006       $13.812      $15.497       434,028
                                                                             2007       $15.497      $18.677       344,083
                                                                             2008       $18.677      $10.380       288,564
                                                                             2009       $10.380      $14.846       221,943
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN WORLDWIDE PORTFOLIO--INSTITUTIONAL SHARES FORMERLY, JANUS
 ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO--INSTITUTIONAL SHARES
                                                                             2000       $17.350      $14.450     2,485,879
                                                                             2001       $14.450      $11.070     2,316,369
                                                                             2002       $11.070       $8.143     1,719,720
                                                                             2003        $8.143       $9.971     1,479,355
                                                                             2004        $9.971      $10.318     1,193,225
                                                                             2005       $10.318      $10.788       997,853
                                                                             2006       $10.788      $12.594       775,658
                                                                             2007       $12.594      $13.634       562,020
                                                                             2008       $13.634       $7.451       410,898
                                                                             2009        $7.451      $10.132       336,082
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--CLASS I FORMERLY,
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO--CLASS I
                                                                             2004       $10.000      $10.954        60,840
                                                                             2005       $10.954      $11.525        49,518
                                                                             2006       $11.525      $13.461        49,417
                                                                             2007       $13.461      $13.811        35,322
                                                                             2008       $13.811       $8.781        26,875
                                                                             2009        $8.781      $10.796        20,239
---------------------------------------------------------------------------------------------------------------------------
LSA BALANCED
                                                                             2002       $10.000       $8.678         2,230
                                                                             2003        $8.678      $11.074        83,852


                               54     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
MFS GROWTH--INITIAL CLASS
                                               2000       $20.500      $16.280      274,444
                                               2001       $16.280      $10.690      331,023
                                               2002       $10.690       $6.994      247,624
                                               2003        $6.994       $8.995      248,807
                                               2004        $8.995      $10.035      231,814
                                               2005       $10.035      $10.821      202,017
                                               2006       $10.821      $11.531      165,550
                                               2007       $11.531      $13.798      126,996
                                               2008       $13.798       $8.528      102,015
                                               2009        $8.528      $11.594       78,308
---------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--INITIAL CLASS
                                               2000       $11.800      $11.630      217,691
                                               2001       $11.630       $9.660      295,343
                                               2002        $9.660       $7.536      269,101
                                               2003        $7.536       $9.091      270,484
                                               2004        $9.091       $9.998      244,156
                                               2005        $9.998      $10.596      207,370
                                               2006       $10.596      $11.824      171,767
                                               2007       $11.824      $12.880      126,138
                                               2008       $12.880       $8.512      100,457
                                               2009        $8.512      $10.668       84,052
---------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--INITIAL CLASS
                                               2000       $19.440      $18.820      219,172
                                               2001       $18.820      $17.650      188,675
                                               2002       $17.650      $11.918      183,131
                                               2003       $11.918      $15.738      224,760
                                               2004       $15.738      $16.556      232,616
                                               2005       $16.556      $17.209      188,078
                                               2006       $17.209      $19.241      161,666
                                               2007       $19.241      $19.479      139,957
                                               2008       $19.479      $11.671      119,273
                                               2009       $11.671      $18.809       94,439
---------------------------------------------------------------------------------------------
MFS RESEARCH SERIES--INITIAL CLASS
                                               2000       $13.570      $12.750      240,203
                                               2001       $12.750       $9.920      207,793
                                               2002        $9.920       $7.389      186,178
                                               2003        $7.389       $9.100      190,978
                                               2004        $9.100      $10.412      189,969
                                               2005       $10.412      $11.085      142,585
                                               2006       $11.085      $12.095      119,287
                                               2007       $12.095      $13.521       86,910
                                               2008       $13.521       $8.534       55,904
                                               2009        $8.534      $11.002       49,781


                               55     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--INITIAL CLASS
                                                                2000       $10.800      $12.380       207,489
                                                                2001       $12.380      $12.250       436,363
                                                                2002       $12.250      $11.473       642,776
                                                                2003       $11.473      $13.180       943,486
                                                                2004       $13.180      $14.490     1,033,566
                                                                2005       $14.490      $14.714       970,559
                                                                2006       $14.714      $16.260       802,883
                                                                2007       $16.260      $16.734       661,560
                                                                2008       $16.734      $12.868       464,793
                                                                2009       $12.868      $15.000       347,219
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                                                2002       $10.000       $7.847        97,205
                                                                2003        $7.847      $11.178       214,471
                                                                2004       $11.178      $13.157       347,171
                                                                2005       $13.157      $14.256       305,883
                                                                2006       $14.256      $16.144       279,529
                                                                2007       $16.144      $15.720       219,803
                                                                2008       $15.720       $9.625       151,992
                                                                2009        $9.625      $13.011       120,823
--------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                2002       $10.000      $10.565        75,670
                                                                2003       $10.565      $10.669       337,271
                                                                2004       $10.669      $11.122       347,113
                                                                2005       $11.122      $11.550       338,440
                                                                2006       $11.550      $11.657       247,334
                                                                2007       $11.657      $11.929       175,543
                                                                2008       $11.929      $11.501       185,837
                                                                2009       $11.501      $13.133       139,898
--------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                                2002       $10.000      $10.557       539,429
                                                                2003       $10.557      $10.951     1,001,817
                                                                2004       $10.951      $11.343     1,060,049
                                                                2005       $11.343      $11.476     1,156,641
                                                                2006       $11.476      $11.771       944,261
                                                                2007       $11.771      $12.643       737,286
                                                                2008       $12.643      $13.088       699,373
                                                                2009       $13.088      $14.744       709,743
--------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                                2004       $10.000      $10.812       129,223
                                                                2005       $10.812      $10.971       113,375
                                                                2006       $10.971      $12.005        99,054
                                                                2007       $12.005      $11.330        58,167
                                                                2008       $11.330       $7.700        43,630
                                                                2009        $7.700       $7.432             0


                               56     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
PREMIER VIT NACM SMALL CAP PORTFOLIO CLASS 1 FORMERLY, PREMIER VIT
 OPCAP SMALL CAP PORTFOLIO
                                                                        2002       $10.000       $7.200       88,999
                                                                        2003        $7.200      $10.143      236,796
                                                                        2004       $10.143      $11.809      274,798
                                                                        2005       $11.809      $11.669      207,018
                                                                        2006       $11.669      $14.300      198,198
                                                                        2007       $14.300      $14.203      142,608
                                                                        2008       $14.203       $8.186      108,005
                                                                        2009        $8.186       $9.344       85,491
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                                        2002       $10.000       $8.198       38,105
                                                                        2003        $8.198      $11.161       43,231
                                                                        2004       $11.161      $13.335       89,040
                                                                        2005       $13.335      $15.027      123,886
                                                                        2006       $15.027      $18.881      158,576
                                                                        2007       $18.881      $19.952      125,260
                                                                        2008       $19.952      $10.636       74,027
                                                                        2009       $10.636      $13.254       56,664
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                                                                        2000       $10.080      $10.260       23,194
                                                                        2001       $10.260       $9.590       42,077
                                                                        2002        $9.590       $7.397       56,403
                                                                        2003        $7.397       $8.653       63,977
                                                                        2004        $8.653       $9.123       60,421
                                                                        2005        $9.123       $8.929       57,402
                                                                        2006        $8.929       $9.773       67,263
                                                                        2007        $9.773      $11.125       88,003
                                                                        2008       $11.125       $6.517       81,011
                                                                        2009        $6.517       $6.634            0
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                                                                        2000        $8.640       $9.420       10,105
                                                                        2001        $9.420       $9.200      196,823
                                                                        2002        $9.200       $7.540      104,266
                                                                        2003        $7.540       $9.168       53,974
                                                                        2004        $9.168      $10.439      192,125
                                                                        2005       $10.439      $10.696       91,183
                                                                        2006       $10.696      $12.937      142,829
                                                                        2007       $12.937      $13.229       83,673
                                                                        2008       $13.229       $8.781       59,269
                                                                        2009        $8.781       $8.309            0


                               57     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--I
                                                    2000       $11.050      $12.330      261,772
                                                    2001       $12.330      $12.360      581,145
                                                    2002       $12.360      $10.602      608,043
                                                    2003       $10.602      $13.140      744,659
                                                    2004       $13.140      $14.913      895,153
                                                    2005       $14.913      $15.306      874,317
                                                    2006       $15.306      $17.984      762,467
                                                    2007       $17.984      $18.339      575,733
                                                    2008       $18.339      $11.571      402,473
                                                    2009       $11.571      $14.353      288,947
--------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--I
                                                    2000       $14.570      $11.520       65,454
                                                    2001       $11.520       $8.850       92,572
                                                    2002        $8.850       $7.137       99,915
                                                    2003        $7.137       $9.201      173,635
                                                    2004        $9.201      $10.338      264,060
                                                    2005       $10.338      $11.847      255,863
                                                    2006       $11.847      $13.934      244,192
                                                    2007       $13.934      $15.553      191,891
                                                    2008       $15.553       $7.879      149,103
                                                    2009        $7.879      $11.858      116,835
--------------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO--I
                                                    2000       $14.060      $14.910      344,756
                                                    2001       $14.910      $14.590      368,137
                                                    2002       $14.590      $11.345      436,260
                                                    2003       $11.345      $15.505      619,155
                                                    2004       $15.505      $18.121      586,887
                                                    2005       $18.121      $20.534      504,417
                                                    2006       $20.534      $21.626      404,390
                                                    2007       $21.626      $25.097      295,779
                                                    2008       $25.097      $14.931      222,831
                                                    2009       $14.931      $21.476      160,985
--------------------------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO--I
                                                    2000       $12.520      $11.050      100,767
                                                    2001       $11.050       $9.620      108,815
                                                    2002        $9.620       $6.813      165,424
                                                    2003        $6.813       $9.090      155,957
                                                    2004        $9.090       $9.995      173,326
                                                    2005        $9.955      $10.271      157,832
                                                    2006       $10.271      $10.888      129,696
                                                    2007       $10.888      $12.233      117,852
                                                    2008       $12.233       $7.461       92,406
                                                    2009        $7.461      $11.035       64,870


                               58     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                          2004       $10.000      $11.156       44,940
                                                                          2005       $11.156      $12.242       49,948
                                                                          2006       $12.242      $12.686       45,228
                                                                          2007       $12.686      $14.732       39,490
                                                                          2008       $14.732       $7.735       29,220
                                                                          2009        $7.735      $11.945       38,907
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                          2002       $10.000       $8.163       36,430
                                                                          2003        $8.163      $10.293      152,145
                                                                          2004       $10.293      $11.600      354,336
                                                                          2005       $11.600      $12.570      434,444
                                                                          2006       $12.570      $14.397      396,566
                                                                          2007       $14.397      $14.576      306,627
                                                                          2008       $14.576       $9.758      199,062
                                                                          2009        $9.758      $11.960      183,308
------------------------------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                                          2004       $10.000      $11.333      309,322
                                                                          2005       $11.333      $12.570      353,741
                                                                          2006       $12.570      $14.984      276,970
                                                                          2007       $14.984      $15.958      210,481
                                                                          2008       $15.958       $9.252      158,166
                                                                          2009        $9.252      $12.720      131,570
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                                                                          2005       $10.000      $11.481      293,780
                                                                          2006       $11.481      $12.999      225,795
                                                                          2007       $12.999      $15.702      161,353
                                                                          2008       $15.702       $8.628      115,632
                                                                          2009        $8.628      $11.956       82,156
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
                                                                          2005       $10.000      $11.040      510,068
                                                                          2006       $11.040      $12.235      431,405
                                                                          2007       $12.235      $12.884      339,846
                                                                          2008       $12.884       $7.622      257,232
                                                                          2009        $7.622      $11.120      196,311
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES FORMERLY, JANUS ASPEN
 INTERNATIONAL GROWTH--SERVICE SHARES
                                                                          2008       $10.000       $7.495       62,852
                                                                          2009        $7.495      $13.254       86,323



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.15% and an administrative expense charge of 0.10%.


                               59     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7



                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES I
                                                                          2004       $10.000      $10.781      244,914
                                                                          2005       $10.781      $11.197      251,607
                                                                          2006       $11.197      $12.450      294,765
                                                                          2007       $12.450      $12.415      241,174
                                                                          2008       $12.415       $5.881      236,766
                                                                          2009        $5.881       $8.549      231,753
------------------------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS I-2 FORMERLY, ALGER AMERICAN
 LARGECAP GROWTH PORTFOLIO--CLASS O
                                                                          2000       $10.000       $8.160       11,130
                                                                          2001        $8.160       $7.070       97,242
                                                                          2002        $7.070       $4.651      108,296
                                                                          2003        $4.651       $6.175      308,042
                                                                          2004        $6.175       $6.398      439,952
                                                                          2005        $6.398       $7.041      492,261
                                                                          2006        $7.041       $7.271      413,156
                                                                          2007        $7.271       $8.565      371,317
                                                                          2008        $8.565       $4.529      324,912
                                                                          2009        $4.529       $6.565      298,212
------------------------------------------------------------------------------------------------------------------------
ALGER INCOME & GROWTH PORTFOLIO--CLASS I-2 FORMERLY, ALGER AMERICAN
 INCOME & GROWTH PORTFOLIO--CLASS O
                                                                          2000       $10.000       $9.280       32,338
                                                                          2001        $9.280       $7.810       92,660
                                                                          2002        $7.810       $5.284      202,665
                                                                          2003        $5.284       $6.738      354,359
                                                                          2004        $6.738       $7.137      396,418
                                                                          2005        $7.137       $7.252      381,157
                                                                          2006        $7.252       $7.786      339,270
                                                                          2007        $7.786       $8.421      308,605
                                                                          2008        $8.421       $5.006      254,925
                                                                          2009        $5.006       $6.499      249,853
------------------------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS I-2 FORMERLY, ALGER
 AMERICAN CAPITAL APPRECIATION PORTFOLIO--CLASS O
                                                                          2000       $10.000       $7.680       62,468
                                                                          2001        $7.680       $6.340      136,468
                                                                          2002        $6.340       $4.116      264,242
                                                                          2003        $4.116       $5.447      542,296
                                                                          2004        $5.447       $5.788      727,607
                                                                          2005        $5.788       $6.506      721,253
                                                                          2006        $6.506       $7.621      732,706
                                                                          2007        $7.621       $9.995      759,050
                                                                          2008        $9.995       $5.385      521,910
                                                                          2009        $5.385       $7.992      457,894


                               60     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS I-2 FORMERLY, ALGER AMERICAN
 MIDCAP GROWTH PORTFOLIO--CLASS O
                                                                         2000       $10.000       $9.440       123,576
                                                                         2001        $9.440       $8.670       107,872
                                                                         2002        $8.670       $5.996       295,309
                                                                         2003        $5.996       $8.703       836,891
                                                                         2004        $8.703       $9.663       999,864
                                                                         2005        $9.663      $10.424     1,007,060
                                                                         2006       $10.424      $11.277       894,467
                                                                         2007       $11.277      $14.569       822,716
                                                                         2008       $14.569       $5.959       721,972
                                                                         2009        $5.959       $8.878       656,392
-----------------------------------------------------------------------------------------------------------------------
ALGER SMALLCAP GROWTH PORTFOLIO--CLASS I-2 FORMERLY, ALGER AMERICAN
 SMALLCAP GROWTH--CLASS O
                                                                         2000       $10.000       $7.220         5,134
                                                                         2001        $7.220       $4.990       116,699
                                                                         2002        $4.990       $3.619       128,015
                                                                         2003        $3.619       $5.060       283,201
                                                                         2004        $5.060       $5.793       359,793
                                                                         2005        $5.793       $6.651       408,709
                                                                         2006        $6.651       $7.840       400,994
                                                                         2007        $7.840       $9.027       386,201
                                                                         2008        $9.027       $4.734       324,933
                                                                         2009        $4.734       $6.765       302,059
-----------------------------------------------------------------------------------------------------------------------
DWS BALANCED VIP--CLASS A
                                                                         2005       $10.000      $10.562       140,966
                                                                         2006       $10.562      $11.437       117,438
                                                                         2007       $11.437      $11.776       108,626
                                                                         2008       $11.776       $8.404        99,008
                                                                         2009        $8.404      $10.189        96,552
-----------------------------------------------------------------------------------------------------------------------
DWS BOND VIP--CLASS A
                                                                         2000       $10.000      $10.190        24,670
                                                                         2001       $10.610      $11.020        60,002
                                                                         2002       $11.020      $11.655        89,305
                                                                         2003       $11.655      $12.026       179,258
                                                                         2004       $12.026      $12.447       242,774
                                                                         2005       $12.447      $12.544       235,908
                                                                         2006       $12.544      $12.902       203,670
                                                                         2007       $12.902      $13.200       192,164
                                                                         2008       $13.200      $10.790       162,984
                                                                         2009       $10.790      $11.665       139,150


                               61     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                               Number of
                                                    Accumulation Accumulation    Units
                                       For the Year  Unit Value   Unit Value  Outstanding
                                          Ending    at Beginning    at End      at End
Sub-Accounts                           December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------
DWS GLOBAL OPPORTUNITIES VIP--CLASS A
                                           2000       $10.000       $9.120       11,777
                                           2001        $9.120       $6.750       24,877
                                           2002        $6.750       $5.313       51,809
                                           2003        $5.313       $7.780      159,642
                                           2004        $7.780       $9.425      254,808
                                           2005        $9.425      $10.942      309,298
                                           2006       $10.942      $13.120      368,488
                                           2007       $13.120      $14.087      319,396
                                           2008       $14.087       $6.922      292,135
                                           2009        $6.922      $10.076      295,598
-----------------------------------------------------------------------------------------
DWS GROWTH & INCOME VIP--CLASS A
                                           2000       $10.000       $9.590        3,100
                                           2001        $9.590       $8.350       23,428
                                           2002        $8.350       $6.305       37,769
                                           2003        $6.305       $7.849       76,611
                                           2004        $7.849       $8.492       99,749
                                           2005        $8.492       $8.847       85,054
                                           2006        $8.847       $9.874       79,081
                                           2007        $9.874       $9.829       76,673
                                           2008        $9.829       $5.955       67,583
                                           2009        $5.955       $7.846       85,215
-----------------------------------------------------------------------------------------
DWS INTERNATIONAL VIP--CLASS A
                                           2000       $10.000       $8.710        4,151
                                           2001        $8.710       $5.910       18,248
                                           2002        $5.910       $4.740       36,822
                                           2003        $4.740       $5.948      144,072
                                           2004        $5.948       $6.808      174,503
                                           2005        $6.808       $7.768      190,759
                                           2006        $7.768       $9.606      229,934
                                           2007        $9.606      $10.810      202,975
                                           2008       $10.810       $5.498      253,788
                                           2009        $5.498       $7.210      164,420
-----------------------------------------------------------------------------------------
FEDERATED CAPITAL INCOME FUND II
                                           2000       $10.000       $9.140          689
                                           2001        $9.140       $7.740        1,970
                                           2002        $7.740       $9.115       92,428
                                           2003        $9.115       $6.855       51,656
                                           2004        $6.855       $7.401       76,744
                                           2005        $7.401       $7.726       76,010
                                           2006        $7.726       $8.776      100,300
                                           2007        $8.776       $8.966       65,968
                                           2008        $8.966       $7.012       98,652
                                           2009        $7.012       $8.834       87,864


                               62     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                                                         2000       $10.000      $10.610           230
                                                         2001       $10.610      $11.150        69,662
                                                         2002       $11.150      $11.942       408,779
                                                         2003       $11.942      $12.006       580,553
                                                         2004       $12.006      $12.218       605,532
                                                         2005       $12.218      $12.243       530,059
                                                         2006       $12.243      $12.523       381,051
                                                         2007       $12.523      $13.072       721,964
                                                         2008       $13.072      $13.388       610,475
                                                         2009       $13.388      $13.834       473,221
-------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
                                                         2000       $10.000       $9.190           597
                                                         2001        $9.190       $9.150        52,109
                                                         2002        $9.150       $5.784        24,658
                                                         2003        $5.784      $10.941       246,278
                                                         2004       $10.941      $11.870       444,657
                                                         2005       $11.870      $11.968       439,857
                                                         2006       $11.968      $13.026       430,206
                                                         2007       $13.026      $13.231       379,607
                                                         2008       $13.231       $9.617       307,223
                                                         2009        $9.617      $14.437       275,990
-------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--INITIAL CLASS
                                                         2000       $10.000       $9.590           299
                                                         2001        $9.590       $9.030        33,474
                                                         2002        $9.030       $8.095        73,114
                                                         2003        $8.095       $9.379       116,121
                                                         2004        $9.379       $9.716       181,632
                                                         2005        $9.716       $9.929       176,415
                                                         2006        $9.929      $10.466       129,882
                                                         2007       $10.466      $11.872       125,667
                                                         2008       $11.872       $8.311       130,724
                                                         2009        $8.311      $10.540       122,598
-------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--INITIAL CLASS
                                                         2000       $10.000       $9.380        19,089
                                                         2001        $9.380       $8.080       104,405
                                                         2002        $8.080       $7.195       348,537
                                                         2003        $7.195       $9.078       888,353
                                                         2004        $9.078      $10.296     1,158,838
                                                         2005       $10.296      $11.826     1,260,810
                                                         2006       $11.826      $12.977     1,273,768
                                                         2007       $12.977      $14.986     1,188,207
                                                         2008       $14.986       $8.461     1,080,956
                                                         2009        $8.461      $11.277     1,046,007


                               63     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--INITIAL CLASS
                                                         2000       $10.000      $11.040         4,932
                                                         2001       $11.040      $10.300        75,559
                                                         2002       $10.300       $8.405       174,403
                                                         2003        $8.405      $10.759       306,020
                                                         2004       $10.759      $11.786       434,981
                                                         2005       $11.786      $12.255       395,964
                                                         2006       $12.255      $14.468       396,481
                                                         2007       $14.468      $14.426       349,218
                                                         2008       $14.426       $8.125       273,985
                                                         2009        $8.125      $10.390       270,828
-------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--INITIAL CLASS
                                                         2000       $10.000       $8.390        52,890
                                                         2001        $8.390       $6.790        98,555
                                                         2002        $6.790       $4.659       305,305
                                                         2003        $4.659       $6.080       625,498
                                                         2004        $6.080       $6.173       939,071
                                                         2005        $6.173       $6.415       831,880
                                                         2006        $6.415       $6.732       682,021
                                                         2007        $6.732       $8.394       682,803
                                                         2008        $8.394       $4.356       663,776
                                                         2009        $4.356       $5.488       676,234
-------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--INITIAL CLASS
                                                         2000       $10.000       $9.040       102,744
                                                         2001        $9.040       $7.800       312,663
                                                         2002        $7.800       $5.960       365,351
                                                         2003        $5.960       $7.516       978,400
                                                         2004        $7.516       $8.166     1,444,339
                                                         2005        $8.166       $8.407     1,362,101
                                                         2006        $8.407       $9.557     1,346,569
                                                         2007        $9.557       $9.896     1,295,792
                                                         2008        $9.896       $6.123     1,150,557
                                                         2009        $6.123       $7.614     1,043,678
-------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--INITIAL CLASS
                                                         2000       $10.000      $10.230        30,553
                                                         2001       $10.230      $10.470       140,649
                                                         2002       $10.470      $10.456       310,441
                                                         2003       $10.456      $10.373       819,516
                                                         2004       $10.373      $10.311       618,241
                                                         2005       $10.311      $10.435       694,730
                                                         2006       $10.435      $10.750       725,670
                                                         2007       $10.750      $11.108       714,035
                                                         2008       $11.108      $11.240     1,173,850
                                                         2009       $11.240      $11.119       894,758


                               64     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--INITIAL CLASS
                                                                      2000       $10.000       $8.440        6,868
                                                                      2001        $8.440       $6.540       58,855
                                                                      2002        $6.540       $5.119      109,892
                                                                      2003        $5.119       $7.208      235,043
                                                                      2004        $7.208       $8.045      382,839
                                                                      2005        $8.045       $9.406      426,944
                                                                      2006        $9.406      $10.909      513,031
                                                                      2007       $10.909      $12.569      470,601
                                                                      2008       $12.569       $6.937      476,598
                                                                      2009        $6.937       $8.620      469,624
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2000       $10.000       $9.620       43,584
                                                                      2001        $9.620       $9.000      199,196
                                                                      2002        $9.000       $8.273      356,912
                                                                      2003        $8.273       $9.267      699,022
                                                                      2004        $9.267       $9.878      705,500
                                                                      2005        $9.878      $10.473      691,502
                                                                      2006       $10.473      $11.389      664,165
                                                                      2007       $11.389      $12.364      559,884
                                                                      2008       $12.364      $10.220      522,134
                                                                      2009       $10.220      $12.636      495,193
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2000       $10.000      $10.400           25
                                                                      2001       $10.400      $11.010      104,700
                                                                      2002       $11.010      $11.943      114,051
                                                                      2003       $11.943      $12.480      254,643
                                                                      2004       $12.480      $12.743      312,969
                                                                      2005       $12.743      $12.767      291,063
                                                                      2006       $12.767      $13.069      350,195
                                                                      2007       $13.069      $13.738      380,041
                                                                      2008       $13.738      $14.306      355,482
                                                                      2009       $14.306      $15.908      323,948
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                      2002       $10.000       $7.734       36,688
                                                                      2003        $7.734      $10.132       37,023
                                                                      2004       $10.132      $11.765       71,988
                                                                      2005       $11.765      $12.276       79,929
                                                                      2006       $12.276      $14.235       72,800
                                                                      2007       $14.235      $16.532       78,321
                                                                      2008       $16.532      $15.537            0


                               65     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                                                 Number of
                                                                                      Accumulation Accumulation    Units
                                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                                             December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS PORTFOLIO--INTERNATIONAL SHARES FORMERLY, JANUS ASPEN
 SERIES LARGE CAP GROWTH PORTFOLIO--INSTITUTIONAL SHARES
                                                                             2000       $10.000       $8.320       98,273
                                                                             2001        $8.320       $6.150      116,481
                                                                             2002        $6.150       $4.441      162,987
                                                                             2003        $4.441       $5.746      251,235
                                                                             2004        $5.746       $5.898      275,805
                                                                             2005        $5.898       $6.042      257,364
                                                                             2006        $6.042       $6.610      266,266
                                                                             2007        $6.610       $7.471      225,942
                                                                             2008        $7.471       $4.423      195,932
                                                                             2009        $4.423       $5.923      193,524
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE PORTFOLIO--INSTITUTIONAL SHARES FORMERLY, JANUS
 ASPEN SERIES MID CAP GROWTH PORTFOLIO--INSTITUTIONAL SHARES
                                                                             2000       $10.000       $6.650      272,048
                                                                             2001        $6.650       $3.960      266,218
                                                                             2002        $3.960       $2.799      307,400
                                                                             2003        $2.799       $3.715      412,644
                                                                             2004        $3.715       $4.405      466,868
                                                                             2005        $4.405       $4.860      505,828
                                                                             2006        $4.860       $5.423      510,006
                                                                             2007        $5.423       $6.499      505,513
                                                                             2008        $6.499       $3.592      433,329
                                                                             2009        $3.592       $5.110      419,789
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN WORLDWIDE PORTFOLIO--INSTITUTIONAL SHARES FORMERLY, JANUS
 ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO--INSTITUTIONAL SHARES
                                                                             2000       $10.000       $8.190       66,346
                                                                             2001        $8.190       $6.240      167,331
                                                                             2002        $6.240       $4.564      245,789
                                                                             2003        $4.564       $5.558      365,025
                                                                             2004        $5.558       $5.719      414,342
                                                                             2005        $5.719       $5.947      364,847
                                                                             2006        $5.947       $6.905      335,256
                                                                             2007        $6.905       $7.434      327,739
                                                                             2008        $7.434       $4.040      279,358
                                                                             2009        $4.040       $5.464      445,607
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--CLASS I FORMERLY,
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO--CLASS I
                                                                             2004       $10.000      $10.913       47,102
                                                                             2005       $10.913      $11.419       45,145
                                                                             2006       $11.419      $13.264       47,405
                                                                             2007       $13.264      $13.534       46,980
                                                                             2008       $13.534       $8.557       42,904
                                                                             2009        $8.557      $10.464       43,855
---------------------------------------------------------------------------------------------------------------------------
LSA BALANCED
                                                                             2002       $10.000       $8.646        2,157
                                                                             2003        $8.646      $10.973       46,166


                               66     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
MFS GROWTH--INITIAL CLASS
                                               2000       $10.000       $8.150       66,991
                                               2001        $8.150       $5.330      107,324
                                               2002        $5.330       $3.465      123,692
                                               2003        $3.465       $4.432      227,669
                                               2004        $4.432       $4.917      274,686
                                               2005        $4.917       $5.273      269,766
                                               2006        $5.273       $5.588      247,942
                                               2007        $5.588       $6.650      220,878
                                               2008        $6.650       $4.087      314,346
                                               2009        $4.087       $5.527      175,017
---------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--INITIAL CLASS
                                               2000       $10.000       $9.850        3,223
                                               2001        $9.850       $8.130       22,985
                                               2002        $8.130       $6.308       52,812
                                               2003        $6.308       $7.567      121,843
                                               2004        $7.567       $8.276      136,211
                                               2005        $8.276       $8.724      135,382
                                               2006        $8.724       $9.682      134,594
                                               2007        $9.682      $10.488      127,128
                                               2008       $10.488       $6.893      180,349
                                               2009        $6.893       $8.591      197,186
---------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--INITIAL CLASS
                                               2000       $10.000       $8.970      113,237
                                               2001        $8.970       $8.360      118,208
                                               2002        $8.360       $5.615      205,837
                                               2003        $5.615       $7.374      477,819
                                               2004        $7.374       $7.715      623,501
                                               2005        $7.715       $7.975      560,525
                                               2006        $7.975       $8.868      514,110
                                               2007        $8.868       $8.928      480,804
                                               2008        $8.928       $5.320      407,025
                                               2009        $5.320       $8.527      412,667
---------------------------------------------------------------------------------------------
MFS RESEARCH SERIES--INITIAL CLASS
                                               2000       $10.000       $8.870        6,208
                                               2001        $8.870       $6.860       23,332
                                               2002        $6.860       $5.084       32,958
                                               2003        $5.084       $6.227       50,336
                                               2004        $6.227       $7.085       53,593
                                               2005        $7.085       $7.502       52,102
                                               2006        $7.502       $8.141       49,634
                                               2007        $8.141       $9.050       50,049
                                               2008        $9.050       $5.681       46,891
                                               2009        $5.681       $7.284       43,067


                               67     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--INITIAL CLASS
                                                               2000       $10.000      $11.200        8,401
                                                               2001       $11.200      $11.030       60,889
                                                               2002       $11.030      $10.273      250,026
                                                               2003       $10.273      $11.736      454,021
                                                               2004       $11.736      $12.832      590,723
                                                               2005       $12.832      $12.959      622,265
                                                               2006       $12.959      $14.243      569,919
                                                               2007       $14.243      $14.577      589,170
                                                               2008       $14.577      $11.148      454,138
                                                               2009       $11.148      $12.923      417,681
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2002       $10.000       $7.818       41,593
                                                               2003        $7.818      $11.076      193,863
                                                               2004       $11.076      $12.965      323,468
                                                               2005       $12.965      $13.972      312,606
                                                               2006       $13.972      $15.735      325,308
                                                               2007       $15.735      $15.238      316,074
                                                               2008       $15.238       $9.278      291,787
                                                               2009        $9.278      $12.473      266,203
-------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                               2002       $10.000      $10.526        4,596
                                                               2003       $10.526      $10.571       79,683
                                                               2004       $10.571      $10.960      100,873
                                                               2005       $10.960      $11.319      106,489
                                                               2006       $11.319      $11.362       99,214
                                                               2007       $11.362      $11.563      106,231
                                                               2008       $11.563      $11.086      122,885
                                                               2009       $11.086      $12.591      135,635
-------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2002       $10.000      $10.518       85,455
                                                               2003       $10.518      $10.851      428,033
                                                               2004       $10.851      $11.178      604,097
                                                               2005       $11.178      $11.247      614,406
                                                               2006       $11.247      $11.473      512,461
                                                               2007       $11.473      $12.255      483,376
                                                               2008       $12.255      $12.616      572,089
                                                               2009       $12.616      $14.135      536,002
-------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                               2004       $10.000      $10.772       91,944
                                                               2005       $10.772      $10.870      106,673
                                                               2006       $10.870      $11.829       97,834
                                                               2007       $11.829      $11.102       94,157
                                                               2008       $11.102       $7.504       80,619
                                                               2009        $7.504       $7.230            0


                               68     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
PREMIER VIT NACM SMALL CAP PORTFOLIO CLASS 1 FORMERLY, PREMIER VIT
 OPCAP SMALL CAP PORTFOLIO
                                                                        2002       $10.000       $7.173        8,929
                                                                        2003        $7.173      $10.051      172,641
                                                                        2004       $10.051      $11.637      244,720
                                                                        2005       $11.637      $11.436      236,295
                                                                        2006       $11.436      $13.938      205,170
                                                                        2007       $13.938      $13.767      172,785
                                                                        2008       $13.767       $7.892      167,008
                                                                        2009        $7.892       $8.958      160,896
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                                        2002       $10.000       $8.168        6,727
                                                                        2003        $8.168      $11.059       39,731
                                                                        2004       $11.059      $13.141       58,105
                                                                        2005       $13.141      $14.727       61,333
                                                                        2006       $14.727      $18.403      109,461
                                                                        2007       $18.403      $19.339      175,336
                                                                        2008       $19.339      $10.253       80,251
                                                                        2009       $10.253      $12.707       72,272
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                                                                        2000       $10.000       $9.630          903
                                                                        2001        $9.630       $8.950        7,596
                                                                        2002        $8.950       $6.870       31,178
                                                                        2003        $6.870       $7.992       54,246
                                                                        2004        $7.992       $8.380       63,858
                                                                        2005        $8.380       $8.157       58,249
                                                                        2006        $8.157       $8.879       51,761
                                                                        2007        $8.879      $10.052       47,830
                                                                        2008       $10.052       $5.856       43,139
                                                                        2009        $5.856       $5.951            0
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                                                                        2000       $10.000      $11.700        1,615
                                                                        2001       $11.700      $11.360       18,026
                                                                        2002       $11.360       $9.262       19,587
                                                                        2003        $9.262      $11.201       30,898
                                                                        2004       $11.201      $12.683      100,258
                                                                        2005       $12.683      $12.925       68,271
                                                                        2006       $12.925      $15.546       93,618
                                                                        2007       $15.546      $15.810       49,278
                                                                        2008       $15.810      $10.437       30,278
                                                                        2009       $10.437       $9.859            0


                               69     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--I
                                                    2000       $10.000      $11.520          113
                                                    2001       $11.520      $11.480       47,501
                                                    2002       $11.480       $9.895      228,732
                                                    2003        $9.895      $12.073      526,597
                                                    2004       $12.073      $13.627      761,565
                                                    2005       $13.627      $13.909      796,314
                                                    2006       $13.909      $16.254      661,730
                                                    2007       $16.254      $16.483      601,481
                                                    2008       $16.483      $10.343      537,201
                                                    2009       $10.343      $12.759      523,378
--------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--I
                                                    2000       $10.000       $8.550        5,575
                                                    2001        $8.550       $6.530       16,460
                                                    2002        $6.530       $5.239       39,170
                                                    2003        $5.239       $6.716      110,909
                                                    2004        $6.716       $7.505      176,753
                                                    2005        $7.505       $8.554      203,771
                                                    2006        $8.554      $10.006      257,698
                                                    2007       $10.006      $11.107      256,965
                                                    2008       $11.107       $5.596      188,929
                                                    2009        $5.596       $8.375      202,112
--------------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO--I
                                                    2000       $10.000      $10.060        6,092
                                                    2001       $10.060       $9.790       82,744
                                                    2002        $9.790       $7.569      231,318
                                                    2003        $7.569      $10.288      574,018
                                                    2004       $10.288      $11.957      675,635
                                                    2005       $11.957      $13.476      621,478
                                                    2006       $13.476      $14.114      575,076
                                                    2007       $14.114      $16.289      538,625
                                                    2008       $16.289       $9.638      472,274
                                                    2009        $9.638      $13.787      438,741
--------------------------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO--I
                                                    2000       $10.000       $9.010            0
                                                    2001        $9.010       $7.800       14,973
                                                    2002        $7.800       $5.489       80,509
                                                    2003        $5.489       $7.284       84,065
                                                    2004        $7.284       $7.933      120,707
                                                    2005        $7.933       $8.140      126,892
                                                    2006        $8.140       $8.581      132,467
                                                    2007        $8.581       $9.589      126,622
                                                    2008        $9.589       $5.816      125,436
                                                    2009        $5.816       $8.555      120,111


                               70     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                          2004       $10.000      $11.114       77,019
                                                                          2005       $11.114      $12.130       52,894
                                                                          2006       $12.130      $12.500       60,010
                                                                          2007       $12.500      $14.437       59,849
                                                                          2008       $14.437       $7.538       46,687
                                                                          2009        $7.538      $11.577       51,595
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                          2002       $10.000       $8.133       12,359
                                                                          2003        $8.133      $10.199      106,750
                                                                          2004       $10.199      $11.431      238,529
                                                                          2005       $11.431      $12.319      277,577
                                                                          2006       $12.319      $14.033      291,195
                                                                          2007       $14.033      $14.129      213,247
                                                                          2008       $14.129       $9.407      187,559
                                                                          2009        $9.407      $11.466      182,380
------------------------------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                                          2004       $10.000      $11.290      220,091
                                                                          2005       $11.290      $12.455      280,918
                                                                          2006       $12.455      $14.765      311,438
                                                                          2007       $14.765      $15.638      269,763
                                                                          2008       $15.638       $9.017      244,967
                                                                          2009        $9.017      $12.329      201,588
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                                                                          2005       $10.000      $11.435      177,119
                                                                          2006       $11.435      $12.876      174,427
                                                                          2007       $12.876      $15.468      167,923
                                                                          2008       $15.468       $8.453      150,363
                                                                          2009        $8.453      $11.648      130,113
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
                                                                          2005       $10.000      $10.996      449,486
                                                                          2006       $10.996      $12.120      420,788
                                                                          2007       $12.120      $12.692      391,679
                                                                          2008       $12.692       $7.467      344,261
                                                                          2009        $7.467      $10.835      303,876
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES FORMERLY, JANUS ASPEN
 INTERNATIONAL GROWTH--SERVICE SHARES
                                                                          2008       $10.000       $7.225       81,678
                                                                          2009        $7.225      $12.707      127,139



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.


                               71     PROSPECTUS

LBL3055-7

[LOGO]

                      STATEMENT OF ADDITIONAL INFORMATION
               CONSULTANT I FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
                          VARIABLE ANNUITY CONTRACTS
                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                    DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY

This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by calling us at 1-800-457-7617 or writing to us at the following address:

                         Lincoln Benefit Life Company
                                P.O. Box 758565
                           Topeka, Kansas 66675-8565
             The date of this Statement of Additional Information

                and of the related Prospectus is: May 1, 2010.


                               TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
        The Contract..............................................  1
           Annuity Payments.......................................  1
           Initial Monthly Annuity Payment........................  2
           Subsequent Monthly Payments............................  2
           Transfers After Annuity Date...........................  3
           Annuity Unit Value.....................................  3
           Illustrative Example of Annuity Unit Value Calculation.  4
           Illustrative Example of Variable Annuity Payments......  4
        Experts...................................................  5
        Financial Statements......................................  5

                                 THE CONTRACT

ANNUITY PAYMENTS

The amount of your annuity payments will depend on the following factors:

   (a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any applicable premium tax charge and adjusted by any applicable Market Value Adjustment;

   (b) the Payment Option you have selected;

   (c) the payment frequency you have selected;

   (d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and

   (e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.

INITIAL MONTHLY ANNUITY PAYMENT

For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any applicable premium tax charge from your Contract Value on the Valuation Date next preceding the Annuity Date. We will also increase or decrease your Fixed Account balance by any applicable Market Value Adjustment. Next, we apply that amount to the Payment Option you have selected. For Fixed Annuity payments, we will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. For Variable Annuity payments, we will use the Payment Options tables in the Contract (which reflect the assumed investment rate of 3.5% which is used in calculating subsequent Variable Annuity payments, as described below). The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your Contract Value, adjusted as described above, by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.

In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

SUBSEQUENT MONTHLY PAYMENTS

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is usually the same as the first monthly payment. However, after the Annuity Date you will have a limited ability to increase your Fixed Annuity payments by making transfers from the Subaccounts, as described in "Transferred after the Annuity Date" on this page. After each such transfer, however, your subsequent annuity payments will remain at the new level until and unless you make an additional transfer to your Fixed Annuity payments.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period unless the Contract Owner makes a transfer. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

TRANSFERS AFTER THE ANNUITY DATE

The Contract provides that during the Annuity Period, you may make transfers among the Subaccounts or increase the proportion of your annuity payments consisting of Fixed Annuity payments. We will effect a transfer among the Subaccounts at their Annuity Unit Value next determined after we receive your instructions. After the transfer, your subsequent Variable Annuity payments will be based on your new Annuity Unit balances. If you wish to transfer value from the Subaccounts to increase your Fixed Annuity payments, we will determine the amount of your additional Fixed Annuity payments as follows. First, we will determine the Annuitized Value represented by the Annuity Units that you wish to apply to a Fixed Annuity payment. Then, we will apply that amount to the appropriate factor for the Payment Option you have selected, using either the Payment Option Tables in the Contract or our annuity tables for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee.

ANNUITY UNIT VALUE

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $10.000.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

For each Subaccount, we determine the Annuity Unit Value for any Valuation Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

(a)is the total of:

    (1)the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

    (2)the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

    (3)a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and which we determine to be attributable to the operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

(b)is the net asset value of the Portfolio share determined as of the Valuation Date at the end of the preceding Valuation Period; and

(c)is the mortality and expense risk charge and the administrative expense risk charge.

ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

   Net Investment Factor = ($11.46/$11.44) - 0.0000340 = 1.0017142

The amount subtracted from the ratio of the two net asset values (0.0000340) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.25%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:

                      $101.03523 X 1.0017142  = $101.19888
                      ------------------------
                            1.0000943

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENTS

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 X $15.432655 = $116,412.31. There are no premium tax charges payable upon annuitization. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

   First Payment = $5.44 X ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

   Annuity Units = $633.28 / $132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

   Second Payment = 4.77697 X $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period, unless the Contract Owner makes a transfer. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.

EXPERTS


The financial statements and the related financial statement schedules of Lincoln Benefit Life Company and the financial statements of Lincoln Benefit Life Variable Annuity Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . Financial statements of Lincoln Benefit Life Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 and related financial statement schedules, and

   . The financial statements of the Sub-Accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2009 and for each of the periods in the two years then ended.


The financial statements and schedules of Lincoln Benefit Life Company included herein should be considered only as bearing upon the ability of Lincoln Benefit Life Company to meet its obligations under the Contracts.

                                  APPENDIX A


                           ACCUMULATION UNIT VALUES


The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account, PIMCO VIT Total Return - Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT NACM Small Cap Portfolio Class 1 Sub-Account, Putnam VT International Growth and Income - Class IB Sub-Account, Van Kampen LIT Mid Cap Growth, Class II Sub-Account, Van Kampen LIT Growth and Income, Class II Sub-Account which were first offered under the Contracts on May 1, 2002; the AIM V.I. Basic Value - Series I Sub- Account, Legg Mason ClearBridge Variable Investors Portfolio - Class I - Class I Sub-Account, UIF U.S. Mid Cap Value, Class I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced - Class A Sub-Account which was first offered under the Contracts on April 29, 2005 and Janus Aspen Overseas Portfolio - Service Share Sub-Account which was first offered under the Contracts on April 30, 2008. An "Accumulation Unit Value" is a unit of measure used to calculate the value or a Contract Owner's interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.



On April 24, 2009, the Premier VIT OpCap Balanced Portfolio liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available during part of the period ending December 31, 2009.

On April 30, 2009, the Ridgeworth Classic Large Cap Growth Stock Fund and the Ridgeworth Classic Large Cap Value Equity Fund liquidated and the Sub-Accounts are no longer available for investment. However, accumulation unit values for the Sub-Accounts are included in the tables below because the Sub-Accounts were available during part of the period ending December 31, 2009.

                    LBL CONSULTANT I VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                     BASIC POLICY PLUS DEATH BENEFIT RIDER

                          MORTALITY & EXPENSE = 1.35



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES I
                                 2004       $10.000      $10.806      105,095
                                 2005       $10.806      $11.263       90,403
                                 2006       $11.263      $12.567       82,864
                                 2007       $12.567      $12.576       68,073
                                 2008       $12.576      $ 5.978       61,339
                                 2009       $ 5.978      $ 8.720       56,680
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS I-2
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS O
                                 2000       $15.710      $13.190      392,729
                                 2001       $13.190      $11.470      426,132
                                 2002       $11.470      $ 7.573      369,719
                                 2003       $ 7.573      $10.089      352,827
                                 2004       $10.089      $10.490      311,988
                                 2005       $10.490      $11.584      260,355
                                 2006       $11.584      $12.005      184,866
                                 2007       $12.005      $14.192      137,671
                                 2008       $14.192      $ 7.531      113,695
                                 2009       $ 7.531      $10.954      102,378
ALGER INCOME & GROWTH PORTFOLIO - CLASS I-2
FORMERLY, ALGER AMERICAN INCOME & GROWTH PORTFOLIO - CLASS O
                                 2000       $16.130      $15.690      455,124
                                 2001       $15.690      $13.250      579,045
                                 2002       $13.250      $ 8.999      590,474
                                 2003       $ 8.999      $11.516      538,098
                                 2004       $11.516      $12.241      425,601
                                 2005       $12.241      $12.480      358,612
                                 2006       $12.480      $13.446      265,392
                                 2007       $13.446      $14.594      205,846
                                 2008       $14.594      $ 8.707      121,197
                                 2009       $ 8.707      $11.342      100,922

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS I-2
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS O
                                 2000       $22.460      $16.640      218,773
                                 2001       $16.640      $13.790      220,051
                                 2002       $13.790      $ 8.982      207,042
                                 2003       $ 8.982      $11.927      184,952
                                 2004       $11.927      $12.717      167,237
                                 2005       $12.717      $14.346      149,408
                                 2006       $14.346      $16.864      131,941
                                 2007       $16.864      $22.193      120,985
                                 2008       $22.193      $12.000       93,105
                                 2009       $12.000      $17.872       91,133
ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS O
                                 2000       $15.060      $16.200      210,363
                                 2001       $16.200      $19.930      247,339
                                 2002       $19.930      $10.366      222,668
                                 2003       $10.366      $15.100      261,593
                                 2004       $15.100      $16.824      253,128
                                 2005       $16.824      $18.212      299,207
                                 2006       $18.212      $19.771      207,085
                                 2007       $19.771      $25.634      178,432
                                 2008       $25.634      $10.521      128,208
                                 2009       $10.521      $15.731      109,890
ALGER SMALLCAP GROWTH PORTFOLIO - CLASS I-2
FORMERLY, ALGER AMERICAN SMALLCAP GROWTH - CLASS O
                                 2000       $15.980      $11.460       71,824
                                 2001       $11.460      $ 7.960      120,316
                                 2002       $ 7.960      $ 5.791      178,044
                                 2003       $ 5.791      $ 8.124      192,091
                                 2004       $ 8.124      $ 9.334      311,336
                                 2005       $ 9.334      $10.753      234,525
                                 2006       $10.753      $12.721      117,811
                                 2007       $12.721      $14.698      318,444
                                 2008       $14.698      $ 7.735      309,895
                                 2009       $ 7.735      $11.093      308,642
DWS BALANCED VIP - CLASS A
                                 2005       $10.000      $10.587      207,687
                                 2006       $10.587      $11.504      178,033
                                 2007       $11.504      $11.887      145,992
                                 2008       $11.887      $ 8.513       95,059
                                 2009       $ 8.513      $10.357       76,708

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
DWS BOND VIP - CLASS A
                                 2000       $ 9.940      $10.830       72,535
                                 2001       $10.830      $11.290      198,874
                                 2002       $11.290      $11.976      231,418
                                 2003       $11.976      $12.401      212,847
                                 2004       $12.401      $12.880      192,033
                                 2005       $12.880      $13.026      178,999
                                 2006       $13.026      $13.444      160,858
                                 2007       $13.444      $13.803      135,792
                                 2008       $13.803      $11.323       94,062
                                 2009       $11.323      $12.283       92,125
DWS GLOBAL OPPORTUNITIES VIP - CLASS A
                                 2000       $17.600      $16.430       29,460
                                 2001       $16.430      $12.210       53,405
                                 2002       $12.210      $ 9.639       43,427
                                 2003       $ 9.639      $14.164       64,362
                                 2004       $14.164      $17.220       71,497
                                 2005       $17.220      $20.059       75,988
                                 2006       $20.059      $24.136       79,794
                                 2007       $24.136      $26.007       77,932
                                 2008       $26.007      $12.825       56,858
                                 2009       $12.825      $18.733       48,638
DWS GROWTH & INCOME VIP - CLASS A
                                 2000       $10.990      $10.610       72,202
                                 2001       $10.610      $ 9.270       72,414
                                 2002       $ 9.270      $ 7.025       78,772
                                 2003       $ 7.025      $ 8.776       84,611
                                 2004       $ 8.776      $ 9.528       80,031
                                 2005       $ 9.528      $ 9.961       72,967
                                 2006       $ 9.961      $11.156       51,757
                                 2007       $11.156      $11.144       46,646
                                 2008       $11.144      $ 6.776       40,130
                                 2009       $ 6.776      $ 8.958       35,205
DWS INTERNATIONAL VIP - CLASS A
                                 2000       $15.800      $12.190       42,270
                                 2001       $12.190      $ 8.310       42,578
                                 2002       $ 8.310      $ 6.684       58,038
                                 2003       $ 6.684      $ 8.416       60,739
                                 2004       $ 8.416      $ 9.666       60,597
                                 2005       $ 9.666      $11.068       51,493
                                 2006       $11.068      $13.735       72,779
                                 2007       $13.735      $15.511       59,656
                                 2008       $15.511      $ 7.917       32,802
                                 2009       $ 7.917      $10.418       23,546

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FEDERATED HIGH INCOME BOND FUND II
                                 2000       $ 9.920      $ 8.900       83,036
                                 2001       $ 8.900      $ 8.890      174,251
                                 2002       $ 8.890      $ 8.881      167,054
                                 2003       $ 8.881      $10.698      281,700
                                 2004       $10.698      $11.647      312,748
                                 2005       $11.647      $11.785      277,207
                                 2006       $11.785      $12.871      267,190
                                 2007       $12.871      $13.119      197,260
                                 2008       $13.119      $ 9.569      158,685
                                 2009       $ 9.569      $14.416      140,519
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                                 2000       $10.050      $10.990       94,501
                                 2001       $10.990      $11.600      328,232
                                 2002       $11.600      $12.463      721,957
                                 2003       $12.463      $12.574      545,703
                                 2004       $12.574      $12.840      486,928
                                 2005       $12.840      $12.913      413,083
                                 2006       $12.913      $13.254      307,757
                                 2007       $13.254      $13.883      305,195
                                 2008       $13.883      $14.269      272,985
                                 2009       $14.269      $14.796      212,558
FEDERATED CAPITAL INCOME FUND II
                                 2000       $11.150      $10.010      206,040
                                 2001       $10.010      $ 8.510      222,626
                                 2002       $ 8.510      $ 6.379      198,273
                                 2003       $ 6.379      $ 7.586      165,477
                                 2004       $ 7.586      $ 8.219      131,886
                                 2005       $ 8.219      $ 8.610      106,523
                                 2006       $ 8.610      $ 9.814       88,379
                                 2007       $ 9.814      $10.063       79,360
                                 2008       $10.063      $ 7.896       54,060
                                 2009       $ 7.896      $ 9.983       41,510
FIDELITY VIP ASSET MANAGER PORTFOLIO - INITIAL CLASS
                                 2000       $11.820      $11.190      125,550
                                 2001       $11.190      $10.580      130,300
                                 2002       $10.580      $ 9.518      131,396
                                 2003       $ 9.518      $11.067      127,905
                                 2004       $11.067      $11.504      135,064
                                 2005       $11.504      $11.798      127,362
                                 2006       $11.798      $12.479       99,771
                                 2007       $12.479      $14.205       82,349
                                 2008       $14.205      $ 9.980       70,305
                                 2009       $ 9.980      $12.700       57,184
FIDELITY VIP CONTRAFUND PORTFOLIO - INITIAL CLASS
                                 2000       $14.020      $12.910      536,494
                                 2001       $12.910      $11.160      609,613
                                 2002       $11.160      $ 9.972      654,730
                                 2003       $ 9.972      $12.626      761,503

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $12.626      $14.370       795,462
                                 2005       $14.370      $16.563       927,577
                                 2006       $16.563      $18.238       712,579
                                 2007       $18.238      $21.136       575,079
                                 2008       $21.136      $11.975       445,269
                                 2009       $11.975      $16.018       389,308
FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
                                 2000       $11.340      $12.120       528,647
                                 2001       $12.120      $11.350       699,174
                                 2002       $11.350      $ 9.293       667,345
                                 2003       $ 9.293      $11.938       634,962
                                 2004       $11.938      $13.123       642,647
                                 2005       $13.123      $13.693       573,244
                                 2006       $13.693      $16.222       451,230
                                 2007       $16.222      $16.232       357,268
                                 2008       $16.232      $ 9.174       258,569
                                 2009       $ 9.174      $11.773       199,512
FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
                                 2000       $15.730      $13.810       440,239
                                 2001       $13.810      $11.200       573,703
                                 2002       $11.200      $ 7.718       501,312
                                 2003       $ 7.718      $10.106       486,055
                                 2004       $10.106      $10.297       475,294
                                 2005       $10.297      $10.738       399,645
                                 2006       $10.738      $11.309       348,620
                                 2007       $11.309      $14.150       297,256
                                 2008       $14.150      $ 7.368       232,724
                                 2009       $ 7.368      $ 9.316       202,281
FIDELITY VIP INDEX 500 PORTFOLIO - INITIAL CLASS
                                 2000       $13.490      $12.050     1,185,590
                                 2001       $12.050      $10.440     1,324,584
                                 2002       $10.440      $ 8.002     1,227,528
                                 2003       $ 8.002      $10.128     1,247,222
                                 2004       $10.128      $11.042     1,204,079
                                 2005       $11.042      $11.408     1,122,061
                                 2006       $11.408      $13.013       775,934
                                 2007       $13.013      $13.522       652,282
                                 2008       $13.522      $ 8.396       457,591
                                 2009       $ 8.396      $10.477       371,303
FIDELITY VIP MONEY MARKET PORTFOLIO - INITIAL CLASS
                                 2000       $10.510      $11.010       503,912
                                 2001       $11.010      $11.310       713,649
                                 2002       $11.310      $11.336       835,286
                                 2003       $11.336      $11.284       669,921
                                 2004       $11.284      $11.256       627,640
                                 2005       $11.256      $11.432       675,260

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.432      $11.818       777,215
                                 2007       $11.818      $12.255       735,653
                                 2008       $12.255      $12.444       899,004
                                 2009       $12.444      $12.353       520,646
FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
                                 2000       $14.750      $11.760        65,348
                                 2001       $11.760      $ 9.130        48,863
                                 2002       $ 9.130      $ 7.177        58,369
                                 2003       $ 7.177      $10.141       117,299
                                 2004       $10.141      $11.358       133,210
                                 2005       $11.358      $13.328       146,833
                                 2006       $13.328      $15.511       149,461
                                 2007       $15.511      $17.933       125,346
                                 2008       $17.933      $ 9.932       108,164
                                 2009       $ 9.932      $12.386        96,300
JANUS ASPEN ENTERPRISE PORTFOLIO - INSTITUTIONAL SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO - INSTITUTIONAL SHARES
                                 2000       $27.240      $18.310       348,193
                                 2001       $18.310      $10.920       327,949
                                 2002       $10.920      $ 7.758       298,122
                                 2003       $ 7.758      $10.331       276,454
                                 2004       $10.331      $12.295       397,665
                                 2005       $12.295      $13.610       212,827
                                 2006       $13.610      $15.240       178,520
                                 2007       $15.240      $18.330       338,831
                                 2008       $18.330      $10.167       320,575
                                 2009       $10.167      $14.512       304,711
JANUS ASPEN SERIES BALANCED PORTFOLIO - INSTITUTIONAL SHARES
                                 2000       $14.590      $14.050       880,707
                                 2001       $14.050      $13.200     1,073,528
                                 2002       $13.200      $12.173     1,073,713
                                 2003       $12.173      $13.684       904,975
                                 2004       $13.684      $14.637       813,548
                                 2005       $14.637      $15.574       672,165
                                 2006       $15.574      $16.996       556,100
                                 2007       $16.996      $18.514       437,002
                                 2008       $18.514      $15.358       320,902
                                 2009       $15.358      $19.055       268,263
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL SHARES
                                 2000       $10.260      $10.740        95,620
                                 2001       $10.740      $11.410       201,415
                                 2002       $11.410      $12.422       364,612
                                 2003       $12.422      $13.026       372,832
                                 2004       $13.026      $13.347       319,960
                                 2005       $13.347      $13.419       280,904
                                 2006       $13.419      $13.784       207,568

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.784      $14.541      215,616
                                 2008       $14.541      $15.195      164,453
                                 2009       $15.195      $16.956      148,856
JANUS ASPEN JANUS PORTFOLIO - INTERNATIONAL SHARES
FORMERLY, JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO - INSTITUTIONAL SHARES
                                 2000       $16.810      $14.160      824,297
                                 2001       $14.160      $10.500      831,836
                                 2002       $10.500      $ 7.608      709,678
                                 2003       $ 7.608      $ 9.877      621,129
                                 2004       $ 9.877      $10.175      528,557
                                 2005       $10.175      $10.459      429,458
                                 2006       $10.459      $11.482      309,264
                                 2007       $11.482      $13.023      238,000
                                 2008       $13.023      $ 7.737      224,941
                                 2009       $ 7.737      $10.398      198,458
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2002       $10.000      $ 7.752       10,436
                                 2003       $ 7.750      $10.191       18,409
                                 2004       $10.190      $11.875       38,184
                                 2005       $11.875      $12.435       31,133
                                 2006       $12.435      $14.469       24,986
                                 2007       $14.469      $16.863       30,523
                                 2008       $16.863      $15.866            0
JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL SHARES
FORMERLY, JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO - INSTITUTIONAL SHARES
                                 2000       $17.300      $14.380      825,885
                                 2001       $14.380      $10.990      882,326
                                 2002       $10.990      $ 8.072      778,175
                                 2003       $ 8.070      $ 9.864      632,423
                                 2004       $ 9.860      $10.187      540,179
                                 2005       $10.187      $10.630      448,723
                                 2006       $10.630      $12.385      282,234
                                 2007       $12.385      $13.380      210,257
                                 2008       $13.380      $ 7.298      177,779
                                 2009       $ 7.298      $ 9.904      140,892
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2004       $10.000      $10.939       16,313
                                 2005       $10.939      $11.487       15,313
                                 2006       $11.487      $13.389       17,952
                                 2007       $13.389      $13.710       10,580
                                 2008       $13.710      $ 8.699        9,633
                                 2009       $ 8.699      $10.674        7,477

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LSA BALANCED
                                 2002       $10.000      $ 8.666        1,504
                                 2003       $ 8.670      $11.037       46,534
                                 2004       $11.037      $11.163            0
MFS GROWTH - INITIAL CLASS
                                 2000       $20.450      $16.200       95,426
                                 2001       $16.200      $10.620      119,939
                                 2002       $10.620      $ 6.933      101,782
                                 2003       $ 6.930      $ 8.899       99,508
                                 2004       $ 8.899      $ 9.908       77,890
                                 2005       $ 9.908      $10.663       76,604
                                 2006       $10.663      $11.339       61,810
                                 2007       $11.339      $13.541       55,900
                                 2008       $13.541      $ 8.352       52,572
                                 2009       $ 8.352      $11.334       45,659
MFS INVESTORS TRUST SERIES - INITIAL CLASS
                                 2000       $11.760      $11.580      186,023
                                 2001       $11.580      $ 9.590      212,902
                                 2002       $ 9.590      $ 7.471      214,241
                                 2003       $ 7.470      $ 8.994      191,488
                                 2004       $ 8.994      $ 9.871      166,320
                                 2005       $ 9.871      $10.441      150,121
                                 2006       $10.441      $11.628       80,157
                                 2007       $11.628      $12.641       62,577
                                 2008       $12.641      $ 8.337       58,230
                                 2009       $ 8.337      $10.428       45,090
MFS NEW DISCOVERY SERIES - INITIAL CLASS
                                 2000       $19.390      $18.730       92,514
                                 2001       $18.730      $17.530      102,691
                                 2002       $17.530      $11.814      134,660
                                 2003       $11.810      $15.570      142,686
                                 2004       $15.570      $16.346      104,037
                                 2005       $16.346      $16.957       83,431
                                 2006       $16.957      $18.922       68,138
                                 2007       $18.922      $19.117       58,911
                                 2008       $19.117      $11.431       52,285
                                 2009       $11.431      $18.385       47,440
MFS RESEARCH SERIES - INITIAL CLASS
                                 2000       $13.530      $12.690       88,470
                                 2001       $12.690      $ 9.850      161,595
                                 2002       $ 9.850      $ 7.325      154,173
                                 2003       $ 7.330      $ 9.003      141,365
                                 2004       $ 9.003      $10.280      104,339
                                 2005       $10.280      $10.923       89,332
                                 2006       $10.923      $11.894       76,384
                                 2007       $11.894      $13.270       69,083
                                 2008       $13.270      $ 8.359       58,800
                                 2009       $ 8.359      $10.755       52,761

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS TOTAL RETURN SERIES - INITIAL CLASS
                                 2000       $10.770      $12.320       99,543
                                 2001       $12.320      $12.170      366,464
                                 2002       $12.170      $11.373      351,276
                                 2003       $11.370      $13.039      431,129
                                 2004       $13.039      $14.307      484,074
                                 2005       $14.307      $14.499      531,136
                                 2006       $14.499      $15.990      473,331
                                 2007       $15.990      $16.423      389,873
                                 2008       $16.423      $12.604      304,727
                                 2009       $12.604      $14.662      253,488
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.798       59,439
                                 2005       $10.798      $10.934       50,470
                                 2006       $10.934      $11.941       39,805
                                 2007       $11.941      $11.246       27,391
                                 2008       $11.246      $ 7.628       28,256
                                 2009       $ 7.628      $ 7.358            0
PREMIER VIT NACM SMALL CAP PORTFOLIO CLASS 1
FORMERLY, PREMIER VIT OPCAP SMALL CAP PORTFOLIO
                                 2002       $10.000      $ 7.190       28,026
                                 2003       $ 7.190      $10.110       78,738
                                 2004       $10.110      $11.746      101,370
                                 2005       $11.746      $11.584       81,514
                                 2006       $11.584      $14.167       69,811
                                 2007       $14.167      $14.043       57,503
                                 2008       $14.043      $ 8.078       51,349
                                 2009       $ 8.078      $ 9.202       37,283
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $ 7.837       42,259
                                 2003       $ 7.837      $11.141       81,748
                                 2004       $11.141      $13.087      106,022
                                 2005       $13.087      $14.152      156,180
                                 2006       $14.152      $15.994      344,991
                                 2007       $15.994      $15.543       73,975
                                 2008       $15.543      $ 9.497       59,993
                                 2009       $ 9.497      $12.813       54,906
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2002       $10.000      $10.551       18,833
                                 2003       $10.551      $10.633       48,475
                                 2004       $10.633      $11.063       64,555
                                 2005       $11.063      $11.466       71,226
                                 2006       $11.466      $11.549       53,477

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $11.549      $11.795       42,730
                                 2008       $11.795      $11.348       45,962
                                 2009       $11.348      $12.933       30,076
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2002       $10.000      $10.543      262,044
                                 2003       $10.543      $10.915      477,147
                                 2004       $10.915      $11.283      496,866
                                 2005       $11.283      $11.392      437,361
                                 2006       $11.392      $11.662      379,913
                                 2007       $11.662      $12.500      311,272
                                 2008       $12.500      $12.914      353,676
                                 2009       $12.914      $14.520      353,431
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $ 8.187       20,588
                                 2003       $ 8.187      $11.124       33,361
                                 2004       $11.124      $13.264       60,246
                                 2005       $13.264      $14.917       51,308
                                 2006       $14.917      $18.706       64,700
                                 2007       $18.706      $19.727       68,254
                                 2008       $19.727      $10.495       46,936
                                 2009       $10.495      $13.053       42,557
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                                 2000       $10.065      $10.225        7,230
                                 2001       $10.225      $ 9.538       21,447
                                 2002       $ 9.538      $ 7.343       50,281
                                 2003       $ 7.343      $ 8.573       66,395
                                 2004       $ 8.573      $ 9.020       62,996
                                 2005       $ 9.020      $ 8.810       44,867
                                 2006       $ 8.810      $ 9.624       33,119
                                 2007       $ 9.624      $10.934       35,339
                                 2008       $10.934      $ 6.392       23,217
                                 2009       $ 6.392      $ 6.503            0
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                                 2000       $ 8.630      $ 9.390        1,640
                                 2001       $ 9.390      $ 9.150       34,717
                                 2002       $ 9.150      $ 7.485       18,860
                                 2003       $ 7.485      $ 9.083       19,189
                                 2004       $ 9.083      $10.321       54,649
                                 2005       $10.321      $10.555       46,116
                                 2006       $10.555      $12.740       48,858
                                 2007       $12.740      $13.002       28,736
                                 2008       $13.002      $ 8.613       20,478
                                 2009       $ 8.613      $ 8.145            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
STRONG MID CAP GROWTH II - INVESTOR CLASS
                                 2000       $21.350      $17.920      125,889
                                 2001       $17.920      $12.220      114,860
                                 2002       $12.220      $ 7.524      116,972
                                 2003       $ 7.524      $ 9.953      119,849
                                 2004       $ 9.953      $11.689      124,471
STRONG OPPORTUNITY II - INVESTOR CLASS
                                 2000       $14.530      $15.270       79,800
                                 2001       $15.270      $14.490      253,260
                                 2002       $14.490      $10.449      325,479
                                 2003       $10.449      $14.110      282,337
                                 2004       $14.110      $16.441      224,911
T. ROWE PRICE EQUITY INCOME PORTFOLIO - I
                                 2000       $11.020      $12.270      148,784
                                 2001       $12.270      $12.270      397,546
                                 2002       $12.270      $10.510      463,033
                                 2003       $10.510      $13.000      529,345
                                 2004       $13.000      $14.724      637,860
                                 2005       $14.724      $15.082      582,053
                                 2006       $15.082      $17.685      465,452
                                 2007       $17.685      $17.998      371,950
                                 2008       $17.998      $11.333      289,316
                                 2009       $11.333      $14.030      240,655
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - I
                                 2000       $14.150      $11.460       75,690
                                 2001       $11.460      $ 8.790       92,414
                                 2002       $ 8.790      $ 7.075       80,308
                                 2003       $ 7.075      $ 9.102      100,861
                                 2004       $ 9.102      $10.207      108,187
                                 2005       $10.207      $11.673      107,804
                                 2006       $11.673      $13.703       93,407
                                 2007       $13.703      $15.264       90,287
                                 2008       $15.264      $ 7.717       63,526
                                 2009       $ 7.717      $11.591       57,958
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - I
                                 2000       $14.020      $14.840      143,110
                                 2001       $14.840      $14.490      170,663
                                 2002       $14.490      $11.246      283,461
                                 2003       $11.246      $15.340      396,986
                                 2004       $15.340      $17.892      398,739
                                 2005       $17.892      $20.234      326,796
                                 2006       $20.234      $21.267      210,502
                                 2007       $21.267      $24.631      144,149
                                 2008       $24.631      $14.624      113,520
                                 2009       $14.624      $20.993       98,302

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO - I
                                 2000       $12.490      $11.000       16,894
                                 2001       $11.000      $ 9.560       25,250
                                 2002       $ 9.560      $ 6.754       47,851
                                 2003       $ 6.754      $ 8.993       51,497
                                 2004       $ 8.993      $ 9.828       48,594
                                 2005       $ 9.828      $10.121       78,987
                                 2006       $10.121      $10.707       89,378
                                 2007       $10.707      $12.006       70,018
                                 2008       $12.006      $ 7.308       45,390
                                 2009       $ 7.308      $10.787       48,381
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.141       13,718
                                 2005       $11.141      $12.202       15,602
                                 2006       $12.202      $12.619       16,617
                                 2007       $12.619      $14.625       14,347
                                 2008       $14.625      $ 7.663       13,761
                                 2009       $ 7.663      $11.811       19,575
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $ 8.152      $10.258      129,668
                                 2004       $10.258      $11.538      241,428
                                 2005       $11.538      $12.478      280,190
                                 2006       $12.478      $14.263      251,100
                                 2007       $14.263      $14.412      182,053
                                 2008       $14.412      $ 9.629      104,511
                                 2009       $ 9.629      $11.778      115,962
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.320      117,397
                                 2005       $11.320      $12.530      157,466
                                 2006       $12.530      $14.904      242,573
                                 2007       $14.904      $15.841      113,270
                                 2008       $15.841      $ 9.166       55,036
                                 2009       $ 9.166      $12.576       51,670
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                                 2005       $10.000      $11.464      122,023
                                 2006       $11.464      $12.954       95,244
                                 2007       $12.954      $15.617       78,865
                                 2008       $15.617      $ 8.564       69,952
                                 2009       $ 8.564      $11.843       48,753
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
                                 2005       $10.000      $11.023      300,050
                                 2006       $11.023      $12.193      203,235
                                 2007       $12.193      $12.814      166,470
                                 2008       $12.814      $ 7.565      136,895
                                 2009       $ 7.565      $11.016      111,241
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 7.395       31,558
                                 2009       $ 7.395      $13.053       31,976



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.10%.

                    LBL CONSULTANT I VARIABLE ANNUITY - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                    BASIC POLICY PLUS INCOME BENEFIT RIDER

                           MORTALITY & EXPENSE = 1.5



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES I
                                 2004       $10.000      $10.795      124,889
                                 2005       $10.795      $11.234      118,972
                                 2006       $11.234      $12.516      124,236
                                 2007       $12.516      $12.507      120,474
                                 2008       $12.507      $ 5.936      114,387
                                 2009       $ 5.936      $ 8.646      102,920
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS I-2
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS O
                                 2000       $10.000      $ 8.170       11,665
                                 2001       $ 8.170      $ 7.090       17,727
                                 2002       $ 7.090      $ 4.675       57,432
                                 2003       $ 4.675      $ 6.218      226,455
                                 2004       $ 6.218      $ 6.456      285,968
                                 2005       $ 6.456      $ 7.118      287,513
                                 2006       $ 7.118      $ 7.366      281,301
                                 2007       $ 7.366      $ 8.695      245,979
                                 2008       $ 8.695      $ 4.607      218,580
                                 2009       $ 4.607      $ 6.691      181,456
ALGER INCOME & GROWTH PORTFOLIO - CLASS I-2
FORMERLY, ALGER AMERICAN INCOME & GROWTH PORTFOLIO - CLASS O
                                 2000       $10.000      $ 9.290       32,923
                                 2001       $ 9.290      $ 7.830       45,318
                                 2002       $ 7.830      $ 5.311      116,814
                                 2003       $ 5.311      $ 6.786      185,177
                                 2004       $ 6.786      $ 7.202      215,770
                                 2005       $ 7.202      $ 7.332      216,190
                                 2006       $ 7.332      $ 7.887      208,546
                                 2007       $ 7.887      $ 8.548      200,774
                                 2008       $ 8.548      $ 5.092      135,379
                                 2009       $ 5.092      $ 6.623      127,252

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS I-2
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS O
                                 2000       $10.000      $ 7.690       24,376
                                 2001       $ 7.690      $ 6.360       31,328
                                 2002       $ 6.360      $ 4.137       52,215
                                 2003       $ 4.137      $ 5.485      133,458
                                 2004       $ 5.485      $ 5.840      170,900
                                 2005       $ 5.840      $ 6.578      162,470
                                 2006       $ 6.578      $ 7.721      181,828
                                 2007       $ 7.721      $10.146      184,527
                                 2008       $10.146      $ 5.478      176,784
                                 2009       $ 5.478      $ 8.146      154,005
ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS O
                                 2000       $10.000      $ 9.450        3,811
                                 2001       $ 9.450      $ 8.690       16,720
                                 2002       $ 8.690      $ 6.026       45,527
                                 2003       $ 6.026      $ 8.765      172,689
                                 2004       $ 8.765      $ 9.751      252,067
                                 2005       $ 9.751      $10.539      263,534
                                 2006       $10.539      $11.424      263,408
                                 2007       $11.424      $14.790      220,809
                                 2008       $14.790      $ 6.061      215,245
                                 2009       $ 6.061      $ 9.049      188,406
ALGER SMALLCAP GROWTH PORTFOLIO - CLASS I-2
FORMERLY, ALGER AMERICAN SMALLCAP GROWTH - CLASS O
                                 2000       $10.000      $ 7.220            0
                                 2001       $ 7.220      $ 5.010        5,455
                                 2002       $ 5.010      $ 3.637       34,486
                                 2003       $ 3.637      $ 5.096       99,362
                                 2004       $ 5.096      $ 5.846      147,944
                                 2005       $ 5.846      $ 6.724      148,135
                                 2006       $ 6.724      $ 7.943      137,734
                                 2007       $ 7.943      $ 9.163      110,738
                                 2008       $ 9.163      $ 4.815       96,912
                                 2009       $ 4.815      $ 6.895       83,729
DWS BALANCED VIP - CLASS A
                                 2005       $10.000      $10.577       84,641
                                 2006       $10.577      $11.475       77,806
                                 2007       $11.475      $11.839       73,097
                                 2008       $11.839      $ 8.466       54,853
                                 2009       $ 8.466      $10.284       42,564

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
DWS BOND VIP - CLASS A
                                 2000       $10.000      $10.620            0
                                 2001       $10.620      $11.060       10,551
                                 2002       $11.060      $11.713       13,712
                                 2003       $11.713      $12.111       89,535
                                 2004       $12.111      $12.560      104,889
                                 2005       $12.560      $12.683      102,454
                                 2006       $12.683      $13.071       96,941
                                 2007       $13.071      $13.399       98,459
                                 2008       $13.399      $10.975       64,949
                                 2009       $10.975      $11.888       58,686
DWS GLOBAL OPPORTUNITIES VIP - CLASS A
                                 2000       $10.000      $ 9.130        1,262
                                 2001       $ 9.130      $ 6.770        4,666
                                 2002       $ 6.770      $ 5.340       16,395
                                 2003       $ 5.340      $ 7.835       64,597
                                 2004       $ 7.835      $ 9.511       85,021
                                 2005       $ 9.511      $11.063      154,233
                                 2006       $11.063      $13.291       87,796
                                 2007       $13.291      $14.300       90,092
                                 2008       $14.300      $ 7.041       76,520
                                 2009       $ 7.041      $10.269       73,328
DWS GROWTH & INCOME VIP - CLASS A
                                 2000       $10.000      $ 9.600            0
                                 2001       $ 9.600      $ 8.380        3,011
                                 2002       $ 8.380      $ 6.337        6,015
                                 2003       $ 6.337      $ 7.904       29,722
                                 2004       $ 7.904      $ 8.569       32,112
                                 2005       $ 8.569      $ 8.945       26,505
                                 2006       $ 8.945      $10.003       26,490
                                 2007       $10.003      $ 9.977       25,859
                                 2008       $ 9.977      $ 6.057       23,946
                                 2009       $ 6.057      $ 7.996       21,748
DWS INTERNATIONAL VIP - CLASS A
                                 2000       $10.000      $ 8.720            0
                                 2001       $ 8.720      $ 5.930          931
                                 2002       $ 5.930      $ 4.764        7,720
                                 2003       $ 4.764      $ 5.990       29,032
                                 2004       $ 5.990      $ 6.869       40,501
                                 2005       $ 6.869      $ 7.854       42,169
                                 2006       $ 7.854      $ 9.732       50,293
                                 2007       $ 9.732      $10.974       54,547
                                 2008       $10.974      $ 5.593       55,414
                                 2009       $ 5.593      $ 7.349       42,055

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FEDERATED HIGH INCOME BOND FUND II
                                 2000       $10.000      $ 9.200            0
                                 2001       $ 9.200      $ 9.180       16,922
                                 2002       $ 9.180      $ 9.160       10,919
                                 2003       $ 9.160      $11.018       25,355
                                 2004       $11.018      $11.977      259,206
                                 2005       $11.977      $12.101      259,708
                                 2006       $12.101      $13.196      233,583
                                 2007       $13.196      $13.431      235,713
                                 2008       $13.431      $ 9.782      188,612
                                 2009       $ 9.782      $14.714      148,987
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                                 2000       $10.000      $10.620            0
                                 2001       $10.620      $11.180        8,056
                                 2002       $11.180      $12.002       34,157
                                 2003       $12.002      $12.090      111,727
                                 2004       $12.090      $12.328      159,145
                                 2005       $12.328      $12.379      162,872
                                 2006       $12.379      $12.687      155,816
                                 2007       $12.687      $13.269      274,784
                                 2008       $13.269      $13.618      275,046
                                 2009       $13.618      $14.100      254,588
FEDERATED CAPITAL INCOME FUND II
                                 2000       $10.000      $ 9.148        1,066
                                 2001       $ 9.148      $ 7.767        9,663
                                 2002       $ 7.767      $ 5.813       38,618
                                 2003       $ 5.813      $ 6.903      155,386
                                 2004       $ 6.903      $ 7.468       42,894
                                 2005       $ 7.468      $ 7.812       38,514
                                 2006       $ 7.812      $ 8.891       45,873
                                 2007       $ 8.891      $ 9.102       32,263
                                 2008       $ 9.102      $ 7.132       27,119
                                 2009       $ 7.132      $ 9.003       49,624
FIDELITY VIP ASSET MANAGER PORTFOLIO - INITIAL CLASS
                                 2000       $10.000      $ 9.600            0
                                 2001       $ 9.600      $ 9.060        2,311
                                 2002       $ 9.060      $ 8.135        5,169
                                 2003       $ 8.135      $ 9.445       20,603
                                 2004       $ 9.445      $ 9.804       36,345
                                 2005       $ 9.804      $10.039       33,456
                                 2006       $10.039      $10.603       52,664
                                 2007       $10.603      $12.051       48,973
                                 2008       $12.051      $ 8.454       46,643
                                 2009       $ 8.454      $10.742       43,897
FIDELITY VIP CONTRAFUND PORTFOLIO - INITIAL CLASS
                                 2000       $10.000      $ 9.390        1,873
                                 2001       $ 9.390      $ 8.110       19,604
                                 2002       $ 8.110      $ 7.231       66,509
                                 2003       $ 7.231      $ 9.142      274,786

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $ 9.142      $10.389      398,909
                                 2005       $10.389      $11.957      425,874
                                 2006       $11.957      $13.146      474,681
                                 2007       $13.146      $15.213      430,419
                                 2008       $15.213      $ 8.606      414,732
                                 2009       $ 8.606      $11.494      379,399
FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
                                 2000       $10.000      $11.050       29,062
                                 2001       $11.050      $10.340       13,148
                                 2002       $10.340      $ 8.447       36,544
                                 2003       $ 8.447      $10.835      172,352
                                 2004       $10.835      $11.893      238,847
                                 2005       $11.893      $12.391      253,792
                                 2006       $12.391      $14.657      246,403
                                 2007       $14.657      $14.644      222,048
                                 2008       $14.644      $ 8.264      190,942
                                 2009       $ 8.264      $10.590      178,288
FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
                                 2000       $10.000      $ 8.400        1,959
                                 2001       $ 8.400      $ 6.810       11,192
                                 2002       $ 6.810      $ 4.683       30,328
                                 2003       $ 4.683      $ 6.123      216,283
                                 2004       $ 6.123      $ 6.229      394,806
                                 2005       $ 6.229      $ 6.486      383,199
                                 2006       $ 6.486      $ 6.820      369,984
                                 2007       $ 6.820      $ 8.521      337,799
                                 2008       $ 8.521      $ 4.430      297,919
                                 2009       $ 4.430      $ 5.593      279,793
FIDELITY VIP INDEX 500 PORTFOLIO - INITIAL CLASS
                                 2000       $10.000      $ 9.050       28,690
                                 2001       $ 9.050      $ 7.830       59,994
                                 2002       $ 7.830      $ 5.990      150,953
                                 2003       $ 5.990      $ 7.569      512,093
                                 2004       $ 7.569      $ 8.240      653,279
                                 2005       $ 8.240      $ 8.500      659,853
                                 2006       $ 8.500      $ 9.682      612,005
                                 2007       $ 9.682      $10.045      544,236
                                 2008       $10.045      $ 6.228      465,525
                                 2009       $ 6.228      $ 7.760      415,634
FIDELITY VIP MONEY MARKET PORTFOLIO - INITIAL CLASS
                                 2000       $10.000      $10.240            0
                                 2001       $10.240      $10.500       12,384
                                 2002       $10.500      $10.509      105,324
                                 2003       $10.509      $10.446       98,684
                                 2004       $10.446      $10.404      158,446
                                 2005       $10.404      $10.550      218,673

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $10.550      $10.890      158,356
                                 2007       $10.890      $11.276      155,296
                                 2008       $11.276      $11.433      228,715
                                 2009       $11.433      $11.332      236,117
FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
                                 2000       $10.000      $ 8.450            0
                                 2001       $ 8.450      $ 6.560        2,037
                                 2002       $ 6.560      $ 5.144       12,874
                                 2003       $ 5.144      $ 7.258       61,033
                                 2004       $ 7.258      $ 8.117      113,024
                                 2005       $ 8.117      $ 9.510      115,093
                                 2006       $ 9.510      $11.052      129,714
                                 2007       $11.052      $12.759      115,540
                                 2008       $12.759      $ 7.056      115,660
                                 2009       $ 7.056      $ 8.786      110,033
JANUS ASPEN ENTERPRISE PORTFOLIO - INSTITUTIONAL SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO - INSTITUTIONAL SHARES
                                 2000       $10.000      $ 6.660       23,498
                                 2001       $ 6.660      $ 3.970       35,242
                                 2002       $ 3.970      $ 2.814       57,997
                                 2003       $ 2.814      $ 3.741       97,942
                                 2004       $ 3.741      $ 4.445       94,730
                                 2005       $ 4.445      $ 4.914       93,955
                                 2006       $ 4.914      $ 5.494       97,595
                                 2007       $ 5.494      $ 6.598      112,423
                                 2008       $ 6.598      $ 3.654      102,787
                                 2009       $ 3.654      $ 5.208       99,834
JANUS ASPEN SERIES BALANCED PORTFOLIO - INSTITUTIONAL SHARES
                                 2000       $10.000      $ 9.630       16,514
                                 2001       $ 9.630      $ 9.030      103,921
                                 2002       $ 9.030      $ 8.314      127,383
                                 2003       $ 8.314      $ 9.332      213,742
                                 2004       $ 9.332      $ 9.967      241,921
                                 2005       $ 9.967      $10.589      204,713
                                 2006       $10.589      $11.539      182,130
                                 2007       $11.539      $12.551      179,897
                                 2008       $12.551      $10.395      160,873
                                 2009       $10.395      $12.878      147,689
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL SHARES
                                 2000       $10.000      $10.410            0
                                 2001       $10.410      $11.040        7,300
                                 2002       $11.040      $12.003       26,738
                                 2003       $12.003      $12.567       63,249
                                 2004       $12.567      $12.858       94,082
                                 2005       $12.858      $12.909       92,717
                                 2006       $12.909      $13.240       88,134

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.240      $13.946       93,530
                                 2008       $13.946      $14.551       68,741
                                 2009       $14.551      $16.213       67,504
JANUS ASPEN JANUS PORTFOLIO - INTERNATIONAL SHARES
FORMERLY, JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO - INSTITUTIONAL SHARES
                                 2000       $10.000      $ 8.330       13,838
                                 2001       $ 8.330      $ 6.170       55,130
                                 2002       $ 6.170      $ 4.463      119,868
                                 2003       $ 4.463      $ 5.786      194,572
                                 2004       $ 5.786      $ 5.952      194,209
                                 2005       $ 5.952      $ 6.109      191,074
                                 2006       $ 6.109      $ 6.696      175,455
                                 2007       $ 6.696      $ 7.584      173,263
                                 2008       $ 7.584      $ 4.499      140,153
                                 2009       $ 4.499      $ 6.037      101,338
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2002       $10.000      $ 7.744        7,447
                                 2003       $ 7.744      $10.166       18,672
                                 2004       $10.166      $11.828       32,276
                                 2005       $11.828      $12.366       38,610
                                 2006       $12.366      $14.368       34,893
                                 2007       $14.368      $16.720       29,328
                                 2008       $16.720      $15.724            0
JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL SHARES
FORMERLY, JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO - INSTITUTIONAL SHARES
                                 2000       $10.000      $ 8.200           19
                                 2001       $ 8.200      $ 6.260       46,011
                                 2002       $ 6.260      $ 4.586       70,099
                                 2003       $ 4.586      $ 5.597      135,661
                                 2004       $ 5.597      $ 5.771      164,971
                                 2005       $ 5.771      $ 6.013      157,545
                                 2006       $ 6.013      $ 6.995      163,784
                                 2007       $ 6.995      $ 7.546      137,998
                                 2008       $ 7.546      $ 4.109      120,113
                                 2009       $ 4.109      $ 5.569      110,974
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2004       $10.000      $10.928       59,957
                                 2005       $10.928      $11.457       55,257
                                 2006       $11.457      $13.335       53,222
                                 2007       $13.335      $13.634       46,324
                                 2008       $13.634      $ 8.637       40,845
                                 2009       $ 8.637      $10.583       40,525

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LSA BALANCED
                                 2002       $10.000      $ 8.657        3,951
                                 2003       $ 8.657      $11.010       16,465
                                 2004       $11.010      $11.130            0
MFS GROWTH - INITIAL CLASS
                                 2000       $10.000      $ 8.160       13,552
                                 2001       $ 8.160      $ 5.340       16,794
                                 2002       $ 5.340      $ 3.482       31,291
                                 2003       $ 3.482      $ 4.463       74,519
                                 2004       $ 4.463      $ 4.962       85,052
                                 2005       $ 4.962      $ 5.332       89,088
                                 2006       $ 5.332      $ 5.662       82,995
                                 2007       $ 5.662      $ 6.751       73,949
                                 2008       $ 6.751      $ 4.158       66,539
                                 2009       $ 4.158      $ 5.633       56,633
MFS INVESTORS TRUST SERIES - INITIAL CLASS
                                 2000       $10.000      $ 9.850           10
                                 2001       $ 9.850      $ 8.150        5,123
                                 2002       $ 8.150      $ 6.339       18,699
                                 2003       $ 6.339      $ 7.620       55,726
                                 2004       $ 7.620      $ 8.351       65,590
                                 2005       $ 8.351      $ 8.820       64,222
                                 2006       $ 8.820      $ 9.808       59,772
                                 2007       $ 9.808      $10.647       58,510
                                 2008       $10.647      $ 7.011       46,566
                                 2009       $ 7.011      $ 8.756       44,374
MFS NEW DISCOVERY SERIES - INITIAL CLASS
                                 2000       $10.000      $ 8.970        3,618
                                 2001       $ 8.970      $ 8.390       12,324
                                 2002       $ 8.390      $ 5.643       43,891
                                 2003       $ 5.643      $ 7.426      147,866
                                 2004       $ 7.426      $ 7.785      192,944
                                 2005       $ 7.785      $ 8.063      181,798
                                 2006       $ 8.063      $ 8.984      156,029
                                 2007       $ 8.984      $ 9.064      141,673
                                 2008       $ 9.064      $ 5.411      112,631
                                 2009       $ 5.411      $ 8.690       91,863
MFS RESEARCH SERIES - INITIAL CLASS
                                 2000       $10.000      $ 8.880        1,514
                                 2001       $ 8.880      $ 6.880       12,325
                                 2002       $ 6.880      $ 5.110       15,136
                                 2003       $ 5.110      $ 6.271       19,420
                                 2004       $ 6.271      $ 7.149       25,693
                                 2005       $ 7.149      $ 7.585       25,394
                                 2006       $ 7.585      $ 8.247       23,327
                                 2007       $ 8.247      $ 9.187       22,353
                                 2008       $ 9.187      $ 5.778       17,765
                                 2009       $ 5.778      $ 7.424       15,366

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS TOTAL RETURN SERIES - INITIAL CLASS
                                 2000       $10.000      $11.210        1,046
                                 2001       $11.210      $11.060       10,121
                                 2002       $11.060      $10.324       54,314
                                 2003       $10.324      $11.819      131,451
                                 2004       $11.819      $12.948      165,044
                                 2005       $12.948      $13.102      172,152
                                 2006       $13.102      $14.429      161,904
                                 2007       $14.429      $14.797      149,873
                                 2008       $14.797      $11.339      116,466
                                 2009       $11.339      $13.171       98,547
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.787       30,117
                                 2005       $10.787      $10.907       28,474
                                 2006       $10.907      $11.893       25,749
                                 2007       $11.893      $11.184       23,485
                                 2008       $11.184      $ 7.575       22,326
                                 2009       $ 7.575      $ 7.303            0
PREMIER VIT NACM SMALL CAP PORTFOLIO CLASS 1
FORMERLY, PREMIER VIT OPCAP SMALL CAP PORTFOLIO
                                 2002       $10.000      $ 7.183        9,769
                                 2003       $ 7.183      $10.084       63,063
                                 2004       $10.084      $11.699       99,363
                                 2005       $11.699      $11.520      112,667
                                 2006       $11.520      $14.069      103,224
                                 2007       $14.069      $13.924       87,715
                                 2008       $13.924      $ 7.997       79,340
                                 2009       $ 7.997      $ 9.096       67,504
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $ 7.829        5,536
                                 2003       $ 7.829      $11.113       61,048
                                 2004       $11.113      $13.035      121,027
                                 2005       $13.035      $14.075      122,591
                                 2006       $14.075      $15.882      122,184
                                 2007       $15.882      $15.411      120,551
                                 2008       $15.411      $ 9.402      111,211
                                 2009       $ 9.402      $12.666      105,154
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2002       $10.000      $10.540          432
                                 2003       $10.540      $10.607       23,673
                                 2004       $10.607      $11.019       41,099
                                 2005       $11.019      $11.403       50,261
                                 2006       $11.403      $11.468       50,205

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $11.468      $11.695       52,838
                                 2008       $11.695      $11.235       47,103
                                 2009       $11.235      $12.785       45,791
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2002       $10.000      $10.532       47,297
                                 2003       $10.532      $10.887      186,545
                                 2004       $10.887      $11.238      258,505
                                 2005       $11.238      $11.330      280,196
                                 2006       $11.330      $11.580      240,487
                                 2007       $11.580      $12.395      226,182
                                 2008       $12.395      $12.786      225,199
                                 2009       $12.786      $14.353      215,499
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $ 8.179        7,378
                                 2003       $ 8.179      $11.096       23,617
                                 2004       $11.096      $13.211       30,902
                                 2005       $13.211      $14.835       41,702
                                 2006       $14.835      $18.575       46,209
                                 2007       $18.575      $19.560       43,136
                                 2008       $19.560      $10.390       36,339
                                 2009       $10.390      $12.903       34,403
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                                 2000       $10.000      $ 9.640            0
                                 2001       $ 9.640      $ 8.980        1,485
                                 2002       $ 8.980      $ 6.905        5,973
                                 2003       $ 6.905      $ 8.049       18,855
                                 2004       $ 8.049      $ 8.456       37,606
                                 2005       $ 8.456      $ 8.247       40,719
                                 2006       $ 8.247      $ 8.995       34,863
                                 2007       $ 8.995      $10.204       33,316
                                 2008       $10.204      $ 5.957       31,594
                                 2009       $ 5.957      $ 6.057            0
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                                 2000       $10.000      $11.710            0
                                 2001       $11.710      $11.390        2,903
                                 2002       $11.390      $ 9.309       11,216
                                 2003       $ 9.309      $11.279       22,970
                                 2004       $11.279      $12.798       31,724
                                 2005       $12.798      $13.068       34,371
                                 2006       $13.068      $15.750       36,209
                                 2007       $15.750      $16.049       30,440
                                 2008       $16.049      $10.616       29,432
                                 2009       $10.616      $10.034            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
STRONG MID CAP GROWTH II - INVESTOR CLASS
                                 2000       $10.000      $ 8.060        9,131
                                 2001       $ 8.060      $ 5.490       22,284
                                 2002       $ 5.490      $ 3.375       31,866
                                 2003       $ 3.375      $ 4.458       70,951
                                 2004       $ 4.458      $ 5.227       89,140
STRONG OPPORTUNITY II - INVESTOR CLASS
                                 2000       $10.000      $10.160        1,374
                                 2001       $10.160      $ 9.630       18,558
                                 2002       $ 9.630      $ 6.934       52,462
                                 2003       $ 6.934      $ 9.349      123,176
                                 2004       $ 9.349      $10.877      304,108
T. ROWE PRICE EQUITY INCOME PORTFOLIO - I
                                 2000       $10.000      $11.530            0
                                 2001       $11.530      $11.510        4,183
                                 2002       $11.510      $ 9.844       33,112
                                 2003       $ 9.844      $12.158      122,082
                                 2004       $12.158      $13.750      188,012
                                 2005       $13.750      $14.063      204,939
                                 2006       $14.063      $16.466      205,303
                                 2007       $16.466      $16.732      188,166
                                 2008       $16.732      $10.520      166,494
                                 2009       $10.520      $13.004      151,442
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - I
                                 2000       $10.000      $ 8.560            0
                                 2001       $ 8.560      $ 6.550        9,777
                                 2002       $ 6.550      $ 5.265       23,914
                                 2003       $ 5.265      $ 6.764       69,162
                                 2004       $ 6.764      $ 7.573      100,922
                                 2005       $ 7.573      $ 8.648      104,044
                                 2006       $ 8.648      $10.136      103,540
                                 2007       $10.136      $11.275      103,454
                                 2008       $11.275      $ 5.692       93,739
                                 2009       $ 5.692      $ 8.536       91,365
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - I
                                 2000       $10.000      $10.070        5,856
                                 2001       $10.070      $ 9.820        8,232
                                 2002       $ 9.820      $ 7.607       63,417
                                 2003       $ 7.607      $10.360      180,208
                                 2004       $10.360      $12.066      230,191
                                 2005       $12.066      $13.625      219,361
                                 2006       $13.625      $14.299      173,748
                                 2007       $14.299      $16.536      155,934
                                 2008       $16.536      $ 9.803      128,599
                                 2009       $ 9.803      $14.051      111,747

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO - I
                                 2000       $10.000      $ 9.010            0
                                 2001       $ 9.010      $ 7.820        1,426
                                 2002       $ 7.820      $ 5.517        6,173
                                 2003       $ 5.517      $ 7.335       33,483
                                 2004       $ 7.335      $ 8.004       45,690
                                 2005       $ 8.004      $ 8.230       43,823
                                 2006       $ 8.230      $ 8.694       54,252
                                 2007       $ 8.694      $ 9.734       42,214
                                 2008       $ 9.734      $ 5.916       38,467
                                 2009       $ 5.916      $ 8.719       36,945
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.129       13,497
                                 2005       $11.129      $12.170       16,777
                                 2006       $12.170      $12.567       11,147
                                 2007       $12.567      $14.544        6,188
                                 2008       $14.544      $ 7.609        5,596
                                 2009       $ 7.609      $11.710        5,916
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.144       13,613
                                 2003       $ 8.144      $10.233       53,409
                                 2004       $10.233      $11.492       82,521
                                 2005       $11.492      $12.409       90,167
                                 2006       $12.409      $14.164       86,960
                                 2007       $14.164      $14.290       82,492
                                 2008       $14.290      $ 9.533       73,222
                                 2009       $ 9.533      $11.643       71,664
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.306      131,386
                                 2005       $11.306      $12.497      138,050
                                 2006       $12.497      $14.845      139,367
                                 2007       $14.845      $15.754      135,601
                                 2008       $15.754      $ 9.102      110,645
                                 2009       $ 9.102      $12.470      105,852
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                                 2005       $10.000      $11.452       43,558
                                 2006       $11.452      $12.921       43,284
                                 2007       $12.921      $15.553       51,988
                                 2008       $15.553      $ 8.516       41,207
                                 2009       $ 8.516      $11.759       37,262
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
                                 2005       $10.000      $11.012      313,016
                                 2006       $11.012      $12.162      146,162
                                 2007       $12.162      $12.761      114,322
                                 2008       $12.761      $ 7.523       92,841
                                 2009       $ 7.523      $10.938       76,236
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 7.322       30,972
                                 2009       $ 7.322      $12.903       30,415



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

                    LBL CONSULTANT I VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

           BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER

                          MORTALITY & EXPENSE = 1.55



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES I
                                 2004       $10.000      $10.792       41,127
                                 2005       $10.792      $11.225       45,141
                                 2006       $11.225      $12.500       44,742
                                 2007       $12.500      $12.484       19,691
                                 2008       $12.484      $ 5.923        6,872
                                 2009       $ 5.923      $ 8.622        6,090
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS I-2
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS O
                                 2000       $15.670      $13.130      234,701
                                 2001       $13.130      $11.390      217,917
                                 2002       $11.390      $ 7.507      193,199
                                 2003       $ 7.507      $ 9.981      179,142
                                 2004       $ 9.981      $10.357      166,189
                                 2005       $10.357      $11.414      175,850
                                 2006       $11.414      $11.806      111,556
                                 2007       $11.806      $13.928       95,131
                                 2008       $13.928      $ 7.377       80,624
                                 2009       $ 7.377      $10.708       56,039
ALGER INCOME & GROWTH PORTFOLIO - CLASS I-2
FORMERLY, ALGER AMERICAN INCOME & GROWTH PORTFOLIO - CLASS O
                                 2000       $16.080      $15.620      133,128
                                 2001       $15.620      $13.160      119,834
                                 2002       $13.160      $ 8.921      112,137
                                 2003       $ 8.921      $11.393      102,372
                                 2004       $11.393      $12.086       91,984
                                 2005       $12.086      $12.297       84,575
                                 2006       $12.297      $13.223       67,698
                                 2007       $13.223      $14.323       47,930
                                 2008       $14.323      $ 8.528       44,599
                                 2009       $ 8.528      $11.087       38,293

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS I-2
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS O
                                 2000       $22.400      $16.560      231,238
                                 2001       $16.560      $13.700      210,378
                                 2002       $13.700      $ 8.903      182,057
                                 2003       $ 8.903      $11.799      159,353
                                 2004       $11.799      $12.556      128,384
                                 2005       $12.556      $14.136       95,282
                                 2006       $14.136      $16.584       92,279
                                 2007       $16.584      $21.781       89,223
                                 2008       $21.781      $11.754       58,388
                                 2009       $11.754      $17.470       49,662
ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS O
                                 2000       $15.020      $16.130      140,848
                                 2001       $16.130      $14.830      103,777
                                 2002       $14.830      $10.276       87,644
                                 2003       $10.276      $14.939      100,187
                                 2004       $14.939      $16.611       81,249
                                 2005       $16.611      $17.945       91,770
                                 2006       $17.945      $19.442       66,003
                                 2007       $19.442      $25.158       66,280
                                 2008       $25.158      $10.305       48,591
                                 2009       $10.305      $15.377       42,550
ALGER SMALLCAP GROWTH PORTFOLIO - CLASS I-2
FORMERLY, ALGER AMERICAN SMALLCAP GROWTH - CLASS O
                                 2000       $15.930      $11.410       86,794
                                 2001       $11.410      $ 7.910      188,770
                                 2002       $ 7.910      $ 5.740      172,614
                                 2003       $ 5.740      $ 8.037      210,051
                                 2004       $ 8.037      $ 9.216      189,896
                                 2005       $ 9.216      $10.596      170,444
                                 2006       $10.596      $12.509      145,446
                                 2007       $12.509      $14.425      126,505
                                 2008       $14.425      $ 7.576      107,979
                                 2009       $ 7.576      $10.844       96,926
DWS BALANCED VIP - CLASS A
                                 2005       $10.000      $10.573       29,295
                                 2006       $10.573      $11.466       25,775
                                 2007       $11.466      $11.823       18,267
                                 2008       $11.823      $ 8.451       12,234
                                 2009       $ 8.451      $10.260        9,175

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
DWS BOND VIP - CLASS A
                                 2000       $ 9.910      $10.780       27,221
                                 2001       $10.780      $11.210      113,145
                                 2002       $11.210      $11.872       64,864
                                 2003       $11.872      $12.269       53,968
                                 2004       $12.269      $12.717       44,974
                                 2005       $12.717      $12.835       37,816
                                 2006       $12.835      $13.221       33,092
                                 2007       $13.221      $13.547       21,984
                                 2008       $13.547      $11.090       19,116
                                 2009       $11.090      $12.007       21,632
DWS GLOBAL OPPORTUNITIES VIP - CLASS A
                                 2000       $17.550      $16.350       49,737
                                 2001       $16.350      $12.130       49,746
                                 2002       $12.130      $ 9.555       50,741
                                 2003       $ 9.555      $14.013       47,678
                                 2004       $14.013      $17.001       40,986
                                 2005       $17.001      $19.766       65,435
                                 2006       $19.766      $23.736       66,487
                                 2007       $23.736      $25.524       45,371
                                 2008       $25.524      $12.561       33,097
                                 2009       $12.561      $18.312       31,472
DWS GROWTH & INCOME VIP - CLASS A
                                 2000       $10.960      $10.560       25,081
                                 2001       $10.560      $ 9.210       27,230
                                 2002       $ 9.210      $ 6.964       31,220
                                 2003       $ 6.964      $ 8.682       30,098
                                 2004       $ 8.682      $ 9.408       25,929
                                 2005       $ 9.408      $ 9.816       20,792
                                 2006       $ 9.816      $10.971       18,025
                                 2007       $10.971      $10.937       15,181
                                 2008       $10.937      $ 6.636       15,929
                                 2009       $ 6.636      $ 8.757        9,765
DWS INTERNATIONAL VIP - CLASS A
                                 2000       $15.750      $12.130       50,845
                                 2001       $12.130      $ 8.250       52,239
                                 2002       $ 8.250      $ 6.626       44,246
                                 2003       $ 6.626      $ 8.326       38,821
                                 2004       $ 8.326      $ 9.544       31,120
                                 2005       $ 9.544      $10.906       38,956
                                 2006       $10.906      $13.507       50,762
                                 2007       $13.507      $15.223       38,115
                                 2008       $15.223      $ 7.754       44,613
                                 2009       $ 7.754      $10.184       26,122

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FEDERATED HIGH INCOME BOND FUND II
                                 2000       $ 9.890      $ 8.850       45,228
                                 2001       $ 8.850      $ 8.830       48,327
                                 2002       $ 8.830      $ 6.323       19,397
                                 2003       $ 8.804      $10.584       70,193
                                 2004       $10.584      $11.500       71,574
                                 2005       $11.500      $11.612       53,558
                                 2006       $11.612      $12.657       51,464
                                 2007       $12.657      $12.876       41,313
                                 2008       $12.876      $ 9.373       34,847
                                 2009       $ 9.373      $14.092       30,350
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                                 2000       $10.020      $10.940      116,508
                                 2001       $10.940      $11.520      215,701
                                 2002       $11.520      $12.354      195,047
                                 2003       $12.354      $12.439      155,786
                                 2004       $12.439      $12.678       44,922
                                 2005       $12.678      $12.724       47,296
                                 2006       $12.724      $13.034       54,868
                                 2007       $13.034      $13.625       53,132
                                 2008       $13.625      $13.976       50,942
                                 2009       $13.976      $14.463       44,521
FEDERATED CAPITAL INCOME FUND II
                                 2000       $11.120      $ 9.960       25,605
                                 2001       $ 9.960      $ 8.450       28,263
                                 2002       $ 8.450      $ 8.804       65,223
                                 2003       $ 6.323      $ 7.505       19,781
                                 2004       $ 7.505      $ 8.115       16,754
                                 2005       $ 8.115      $ 8.484       15,116
                                 2006       $ 8.484      $ 9.651       14,559
                                 2007       $ 9.651      $ 9.876       27,091
                                 2008       $ 9.876      $ 7.734       44,755
                                 2009       $ 7.734      $ 9.759       39,743
FIDELITY VIP ASSET MANAGER PORTFOLIO - INITIAL CLASS
                                 2000       $11.790      $11.140       29,654
                                 2001       $11.140      $10.510       35,309
                                 2002       $10.510      $ 9.435       33,512
                                 2003       $ 9.435      $10.948       34,062
                                 2004       $10.948      $11.358       36,895
                                 2005       $11.358      $11.625       34,878
                                 2006       $11.625      $12.272       27,020
                                 2007       $12.272      $13.941       18,892
                                 2008       $13.941      $ 9.775       16,518
                                 2009       $ 9.775      $12.414       12,355
FIDELITY VIP CONTRAFUND PORTFOLIO - INITIAL CLASS
                                 2000       $13.980      $12.840      205,850
                                 2001       $12.840      $11.090      197,969
                                 2002       $11.090      $ 9.885      194,863
                                 2003       $ 9.885      $12.491      191,129

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $12.491      $14.188      218,223
                                 2005       $14.188      $16.321      228,406
                                 2006       $16.321      $17.935      216,216
                                 2007       $17.935      $20.744      178,076
                                 2008       $20.744      $11.729      162,169
                                 2009       $11.729      $15.657      148,720
FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
                                 2000       $11.310      $12.060      177,529
                                 2001       $12.060      $11.280      232,958
                                 2002       $11.280      $ 9.212      241,080
                                 2003       $ 9.212      $11.810      181,350
                                 2004       $11.810      $12.957      162,289
                                 2005       $12.957      $13.493      142,923
                                 2006       $13.493      $15.953      149,069
                                 2007       $15.953      $15.930      154,507
                                 2008       $15.930      $ 8.986      151,363
                                 2009       $ 8.986      $11.508      116,340
FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
                                 2000       $15.690      $13.740      235,989
                                 2001       $13.740      $11.130      205,086
                                 2002       $11.130      $ 7.651      270,500
                                 2003       $ 7.651      $ 9.998      180,441
                                 2004       $ 9.998      $10.167      151,515
                                 2005       $10.167      $10.581      143,650
                                 2006       $10.581      $11.121      119,157
                                 2007       $11.121      $13.887      120,377
                                 2008       $13.887      $ 7.217      106,538
                                 2009       $ 7.217      $ 9.107       80,794
FIDELITY VIP INDEX 500 PORTFOLIO - INITIAL CLASS
                                 2000       $13.450      $12.000      805,200
                                 2001       $12.000      $10.370      556,856
                                 2002       $10.370      $ 7.932      452,186
                                 2003       $ 7.932      $10.019      372,133
                                 2004       $10.019      $10.902      303,187
                                 2005       $10.902      $11.241      255,105
                                 2006       $11.241      $12.797      191,447
                                 2007       $12.797      $13.271      156,996
                                 2008       $13.271      $ 8.224      152,421
                                 2009       $ 8.224      $10.242      122,488
FIDELITY VIP MONEY MARKET PORTFOLIO - INITIAL CLASS
                                 2000       $10.480      $10.960      238,757
                                 2001       $10.960      $11.230      203,954
                                 2002       $11.230      $11.237      249,876
                                 2003       $11.237      $11.164      204,452
                                 2004       $11.164      $11.114      181,129
                                 2005       $11.114      $11.264      121,417

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.264      $11.622      118,163
                                 2007       $11.622      $12.027       83,155
                                 2008       $12.027      $12.188      132,466
                                 2009       $12.188      $12.075      144,552
FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
                                 2000       $14.710      $11.700       34,023
                                 2001       $11.700      $ 9.070       30,189
                                 2002       $ 9.070      $ 7.114       29,690
                                 2003       $ 7.114      $10.033       41,305
                                 2004       $10.033      $11.215       44,382
                                 2005       $11.215      $13.133       68,124
                                 2006       $13.133      $15.254       72,261
                                 2007       $15.254      $17.600       70,044
                                 2008       $17.600      $ 9.728       64,824
                                 2009       $ 9.728      $12.108       56,801
JANUS ASPEN ENTERPRISE PORTFOLIO - INSTITUTIONAL SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO - INSTITUTIONAL SHARES
                                 2000       $27.170      $18.220      364,334
                                 2001       $18.220      $10.850      323,876
                                 2002       $10.850      $ 7.691      301,246
                                 2003       $ 7.691      $10.220      254,798
                                 2004       $10.220      $12.139      227,769
                                 2005       $12.139      $13.410      211,365
                                 2006       $13.410      $14.987      188,828
                                 2007       $14.987      $17.989      162,720
                                 2008       $17.989      $ 9.958      150,992
                                 2009       $ 9.958      $14.186      120,982
JANUS ASPEN SERIES BALANCED PORTFOLIO - INSTITUTIONAL SHARES
                                 2000       $14.550      $13.990      240,082
                                 2001       $13.990      $13.110      201,771
                                 2002       $13.110      $12.067      171,783
                                 2003       $12.067      $13.538      148,368
                                 2004       $13.538      $14.452      126,529
                                 2005       $14.452      $15.346      119,871
                                 2006       $15.346      $16.714       97,813
                                 2007       $16.714      $18.171       70,729
                                 2008       $18.171      $15.042       65,192
                                 2009       $15.042      $18.626       61,456
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL SHARES
                                 2000       $10.230      $10.690       40,209
                                 2001       $10.690      $11.330      114,184
                                 2002       $11.330      $12.313       70,265
                                 2003       $12.313      $12.886       52,369
                                 2004       $12.886      $13.178       50,191
                                 2005       $13.178      $13.223       37,935
                                 2006       $13.223      $13.555       21,678

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.555      $14.271       16,363
                                 2008       $14.271      $14.883        8,618
                                 2009       $14.883      $16.574       10,619
JANUS ASPEN JANUS PORTFOLIO - INTERNATIONAL SHARES
FORMERLY, JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO - INSTITUTIONAL SHARES
                                 2000       $16.770      $14.090      567,172
                                 2001       $14.090      $10.430      537,228
                                 2002       $10.430      $ 7.541      459,298
                                 2003       $ 7.541      $ 9.772      349,028
                                 2004       $ 9.772      $10.046      274,531
                                 2005       $10.046      $10.306      233,900
                                 2006       $10.306      $11.291      225,097
                                 2007       $11.291      $12.781      198,425
                                 2008       $12.781      $ 7.578      183,863
                                 2009       $ 7.578      $10.164      146,392
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2002       $10.000      $ 7.742        5,719
                                 2003       $ 7.742      $10.157        3,201
                                 2004       $10.157      $11.812       19,692
                                 2005       $11.812      $12.344       38,191
                                 2006       $12.344      $14.335       32,393
                                 2007       $14.335      $16.673       24,098
                                 2008       $16.673      $15.677            0
JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL SHARES
FORMERLY, JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO - INSTITUTIONAL SHARES
                                 2000       $17.260      $14.310      503,290
                                 2001       $14.310      $10.920      554,236
                                 2002       $10.920      $ 8.002      478,457
                                 2003       $ 8.002      $ 9.759      373,428
                                 2004       $ 9.759      $10.058      288,675
                                 2005       $10.058      $10.474      214,883
                                 2006       $10.474      $12.179      191,886
                                 2007       $12.179      $13.132      161,995
                                 2008       $13.132      $ 7.148      144,806
                                 2009       $ 7.148      $ 9.681      150,206
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2004       $10.000      $10.924       10,304
                                 2005       $10.924      $11.448        7,070
                                 2006       $11.448      $13.317        7,115
                                 2007       $13.317      $13.609        7,536
                                 2008       $13.609      $ 8.618        7,278
                                 2009       $ 8.618      $10.554        8,361

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LSA BALANCED
                                 2002       $10.000      $ 8.538            0
                                 2003       $ 8.654      $11.001        3,035
                                 2004       $11.001      $11.118            0
MFS GROWTH - INITIAL CLASS
                                 2000       $20.390      $16.130      172,478
                                 2001       $16.130      $10.550      206,482
                                 2002       $10.550      $ 6.873      176,564
                                 2003       $ 6.873      $ 8.804      198,037
                                 2004       $ 8.804      $ 9.782      182,144
                                 2005       $ 9.782      $10.507      162,625
                                 2006       $10.507      $11.151      142,406
                                 2007       $11.151      $13.290      124,607
                                 2008       $13.290      $ 8.181      128,035
                                 2009       $ 8.181      $11.079       99,583
MFS INVESTORS TRUST SERIES - INITIAL CLASS
                                 2000       $11.730      $11.520       78,791
                                 2001       $11.520      $ 9.530       91,075
                                 2002       $ 9.530      $ 7.405       81,205
                                 2003       $ 7.405      $ 8.898       70,704
                                 2004       $ 8.898      $ 9.746       56,446
                                 2005       $ 9.746      $10.288       44,683
                                 2006       $10.288      $11.435       32,985
                                 2007       $11.435      $12.406       23,985
                                 2008       $12.406      $ 8.166       38,545
                                 2009       $ 8.166      $10.193       41,939
MFS NEW DISCOVERY SERIES - INITIAL CLASS
                                 2000       $19.370      $18.640       79,016
                                 2001       $18.640      $17.410       84,600
                                 2002       $17.410      $11.711       52,099
                                 2003       $11.711      $15.403       54,179
                                 2004       $15.403      $16.139       50,201
                                 2005       $16.139      $16.708       37,200
                                 2006       $16.708      $18.608       30,089
                                 2007       $18.608      $18.762       23,453
                                 2008       $18.762      $11.196       19,314
                                 2009       $11.196      $17.972       21,982
MFS RESEARCH SERIES - INITIAL CLASS
                                 2000       $13.490      $12.630       74,482
                                 2001       $12.630      $ 9.780       90,279
                                 2002       $ 9.780      $ 7.261       83,352
                                 2003       $ 7.261      $ 8.907       67,615
                                 2004       $ 8.907      $10.150       66,633
                                 2005       $10.150      $10.763       52,736
                                 2006       $10.763      $11.696       51,083
                                 2007       $11.696      $13.023       40,872
                                 2008       $13.023      $ 8.187       34,029
                                 2009       $ 8.187      $10.513       29,754

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS TOTAL RETURN SERIES - INITIAL CLASS
                                 2000       $10.740      $12.260       42,639
                                 2001       $12.260      $12.090       60,314
                                 2002       $12.090      $11.274       60,672
                                 2003       $11.274      $12.900       75,780
                                 2004       $12.900      $14.125      106,104
                                 2005       $14.125      $14.287      100,419
                                 2006       $14.287      $15.725       85,293
                                 2007       $15.725      $16.118       75,459
                                 2008       $16.118      $12.345       57,445
                                 2009       $12.345      $14.333       38,749
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.783       13,967
                                 2005       $10.783      $10.897       14,469
                                 2006       $10.897      $11.877       11,774
                                 2007       $11.877      $11.163       11,147
                                 2008       $11.163      $ 7.557       10,139
                                 2009       $ 7.557      $ 7.284            0
PREMIER VIT NACM SMALL CAP PORTFOLIO CLASS 1
FORMERLY, PREMIER VIT OPCAP SMALL CAP PORTFOLIO
                                 2002       $10.000      $ 7.181        6,099
                                 2003       $ 7.181      $10.076       17,992
                                 2004       $10.076      $11.683       22,600
                                 2005       $11.683      $11.499       20,151
                                 2006       $11.499      $14.036       42,325
                                 2007       $14.036      $13.884       33,613
                                 2008       $13.884      $ 7.971       24,104
                                 2009       $ 7.971      $ 9.062       25,127
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $ 7.826       17,945
                                 2003       $ 7.826      $11.104       21,627
                                 2004       $11.104      $13.017      123,438
                                 2005       $13.017      $14.049       86,936
                                 2006       $14.049      $15.845       76,214
                                 2007       $15.845      $15.368       49,327
                                 2008       $15.368      $ 9.371       37,185
                                 2009       $ 9.371      $12.618       33,049
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2002       $10.000      $10.537        1,681
                                 2003       $10.537      $10.598       11,601
                                 2004       $10.598      $11.004        5,691
                                 2005       $11.004      $11.382       10,029
                                 2006       $11.382      $11.441        8,686

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $11.441      $11.662        8,154
                                 2008       $11.662      $11.198       14,918
                                 2009       $11.198      $12.736       15,179
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2002       $10.000      $10.529      121,362
                                 2003       $10.529      $10.878      133,199
                                 2004       $10.878      $11.223       79,473
                                 2005       $11.223      $11.309       38,426
                                 2006       $11.309      $11.553       34,681
                                 2007       $11.553      $12.360       42,079
                                 2008       $12.360      $12.743       57,039
                                 2009       $12.743      $14.299       49,223
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $ 8.176        4,151
                                 2003       $ 8.176      $11.087        4,977
                                 2004       $11.087      $13.193        8,707
                                 2005       $13.193      $14.808       28,083
                                 2006       $14.808      $18.532       40,781
                                 2007       $18.532      $19.505       48,592
                                 2008       $19.505      $10.356       26,933
                                 2009       $10.356      $12.854       24,565
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                                 2000       $10.051      $10.191            0
                                 2001       $10.191      $ 9.487            0
                                 2002       $ 9.487      $ 7.289            0
                                 2003       $ 7.289      $ 8.493        3,151
                                 2004       $ 8.493      $ 8.918        3,322
                                 2005       $ 8.918      $ 8.694        2,890
                                 2006       $ 8.694      $ 9.478        3,448
                                 2007       $ 9.478      $10.746        2,610
                                 2008       $10.746      $ 6.270          907
                                 2009       $ 6.270      $ 6.374            0
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                                 2000       $ 8.615      $ 9.358       26,173
                                 2001       $ 9.360      $ 9.100       68,339
                                 2002       $ 9.100      $ 7.430       50,097
                                 2003       $ 7.430      $ 8.999       45,222
                                 2004       $ 8.999      $10.205      112,653
                                 2005       $10.205      $10.415       51,057
                                 2006       $10.415      $12.546       66,319
                                 2007       $12.546      $12.779       39,610
                                 2008       $12.779      $ 8.448       37,456
                                 2009       $ 8.448      $ 7.984            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
STRONG MID CAP GROWTH II - INVESTOR CLASS
                                 2000       $21.290      $17.830       83,687
                                 2001       $17.830      $12.140       73,167
                                 2002       $12.140      $ 7.458       57,719
                                 2003       $ 7.458      $ 9.846       56,608
                                 2004       $ 9.846      $11.541       85,988
STRONG OPPORTUNITY II - INVESTOR CLASS
                                 2000       $14.490      $15.190       54,610
                                 2001       $15.190      $14.390       78,577
                                 2002       $14.390      $10.358       79,126
                                 2003       $10.358      $13.959       71,705
                                 2004       $13.959      $16.233       69,356
T. ROWE PRICE EQUITY INCOME PORTFOLIO - I
                                 2000       $10.990      $12.220       76,993
                                 2001       $12.220      $12.190      156,026
                                 2002       $12.190      $10.418      110,443
                                 2003       $10.418      $12.861      127,776
                                 2004       $12.861      $14.538      184,824
                                 2005       $14.538      $14.861      200,541
                                 2006       $14.861      $17.392      173,699
                                 2007       $17.392      $17.664      126,613
                                 2008       $17.664      $11.101      109,360
                                 2009       $11.101      $13.714       98,159
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - I
                                 2000       $14.110      $11.410       27,962
                                 2001       $11.410      $ 8.730       25,668
                                 2002       $ 8.730      $ 7.014       32,251
                                 2003       $ 7.014      $ 9.005       25,759
                                 2004       $ 9.005      $10.077       37,821
                                 2005       $10.077      $11.503       69,893
                                 2006       $11.503      $13.475       49,210
                                 2007       $13.475      $14.981       45,099
                                 2008       $14.981      $ 7.559       35,713
                                 2009       $ 7.559      $11.330       31,719
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - I
                                 2000       $13.980      $14.770       32,000
                                 2001       $14.770      $14.390       50,183
                                 2002       $14.390      $11.148       57,545
                                 2003       $11.148      $15.175       81,247
                                 2004       $15.175      $17.665       82,382
                                 2005       $17.665      $19.938       76,554
                                 2006       $19.938      $20.914       59,413
                                 2007       $20.914      $24.173       44,406
                                 2008       $24.173      $14.324       36,320
                                 2009       $14.324      $20.521       28,109

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO - I
                                 2000       $12.460      $10.950      23,411
                                 2001       $10.950      $ 9.490      17,653
                                 2002       $ 9.490      $ 6.695      93,505
                                 2003       $ 6.695      $ 8.897      26,691
                                 2004       $ 8.897      $ 9.704      25,316
                                 2005       $ 9.704      $ 9.973      33,827
                                 2006       $ 9.973      $10.529      24,000
                                 2007       $10.529      $11.783      17,147
                                 2008       $11.783      $ 7.157      19,068
                                 2009       $ 7.157      $10.544      11,187
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.125       8,293
                                 2005       $11.125      $12.161       4,486
                                 2006       $12.161      $12.552       5,838
                                 2007       $12.552      $14.518       4,437
                                 2008       $14.518      $ 7.592       4,331
                                 2009       $ 7.592      $11.678       4,954
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $ 8.141      $10.224      12,949
                                 2004       $10.224      $11.477      17,744
                                 2005       $11.477      $12.387      57,205
                                 2006       $12.387      $14.131      44,045
                                 2007       $14.131      $14.249      21,733
                                 2008       $14.249      $ 9.501      17,025
                                 2009       $ 9.501      $11.599      13,009
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.302      28,827
                                 2005       $11.302      $12.486      64,891
                                 2006       $12.486      $14.824      57,894
                                 2007       $14.824      $15.724      42,479
                                 2008       $15.724      $ 9.081      35,933
                                 2009       $ 9.081      $12.434      29,046
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                                 2005       $10.000      $11.450      34,812
                                 2006       $11.450      $12.910      31,311
                                 2007       $12.910      $15.532      34,372
                                 2008       $15.532      $ 8.501      33,494
                                 2009       $ 8.501      $11.731      22,334
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
                                 2005       $10.000      $11.010      75,585
                                 2006       $11.010      $12.151      66,503
                                 2007       $12.151      $12.744      66,117
                                 2008       $12.744      $ 7.509      58,329
                                 2009       $ 7.509      $10.912      54,895
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 7.297      11,179
                                 2009       $ 7.297      $12.854       9,753



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

                 --------------------------------
                     Lincoln Benefit Life
                     Variable Annuity
                     Account
                     Financial Statements as of December 31,
                     2009 and for the periods ended
                     December 31, 2009 and 2008, and Report
                     of Independent Registered Public
                     Accounting Firm


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for each of the periods presented for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2009, the results of their operations and changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 26, 2010

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------


                  AIM Variable AIM Variable  AIM Variable    AIM Variable    AIM Variable    AIM Variable
                   Insurance    Insurance      Insurance       Insurance       Insurance       Insurance
                     Funds        Funds     Funds Series II Funds Series II Funds Series II Funds Series II
                  Sub-Account  Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                  ------------ ------------ --------------- --------------- --------------- ---------------
                                AIM V. I.                      AIM V. I.                       AIM V. I.
                   AIM V. I.     Capital       AIM V. I.        Capital     AIM V. I. Core   Mid Cap Core
                  Basic Value  Appreciation Basic Value II  Appreciation II    Equity II       Equity II
                  ------------ ------------ --------------- --------------- --------------- ---------------
ASSETS
Investments at
  fair value..... $11,154,158    $541,218     $6,570,521      $1,780,675      $5,165,575      $10,557,879
                  -----------    --------     ----------      ----------      ----------      -----------
   Total assets.. $11,154,158    $541,218     $6,570,521      $1,780,675      $5,165,575      $10,557,879
                  ===========    ========     ==========      ==========      ==========      ===========
NET ASSETS
Accumulation
  units.......... $11,152,827    $537,984     $6,570,521      $1,780,675      $5,165,575      $10,557,879
Contracts in
  payout
  (annuitization)
  period.........       1,331       3,234             --              --              --               --
                  -----------    --------     ----------      ----------      ----------      -----------
   Total net
     assets...... $11,154,158    $541,218     $6,570,521      $1,780,675      $5,165,575      $10,557,879
                  ===========    ========     ==========      ==========      ==========      ===========
FUND SHARE
  INFORMATION
Number of
  shares.........   1,865,244      26,622      1,104,289          89,034         208,710          974,873
                  ===========    ========     ==========      ==========      ==========      ===========
Cost of
  investments.... $15,646,175    $658,209     $9,082,927      $2,061,738      $5,046,757      $11,749,530
                  ===========    ========     ==========      ==========      ==========      ===========
ACCUMULATION
  UNIT VALUE
   Lowest........ $      8.37    $   7.53     $     7.94      $     7.91      $     9.48      $     11.40
                  ===========    ========     ==========      ==========      ==========      ===========
   Highest....... $      8.82    $   7.73     $     8.61      $     8.58      $     9.97      $     12.37
                  ===========    ========     ==========      ==========      ==========      ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                                                                          The Alger
                    The Alger     The Alger     The Alger     The Alger     The Alger   American Fund
                  American Fund American Fund American Fund American Fund American Fund (Series - S)
                   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                  ------------- ------------- ------------- ------------- ------------- -------------
                                    Alger         Alger         Alger         Alger
                  Alger Capital   Growth &      LargeCap       MidCap       SmallCap    Alger Capital
                  Appreciation     Income        Growth        Growth        Growth     Appreciation
                    Class I-2     Class I-2     Class I-2     Class I-2     Class I-2      Class S
                  ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at
  fair value.....  $12,890,907   $6,826,687    $8,817,037    $16,508,408   $10,733,272   $3,954,566
                   -----------   ----------    ----------    -----------   -----------   ----------
   Total assets..  $12,890,907   $6,826,687    $8,817,037    $16,508,408   $10,733,272   $3,954,566
                   ===========   ==========    ==========    ===========   ===========   ==========
NET ASSETS
Accumulation
  units..........  $12,881,760   $6,776,751    $8,798,446    $16,506,466   $10,730,921   $3,954,566
Contracts in
  payout
  (annuitization)
  period.........        9,147       49,936        18,591          1,942         2,351           --
                   -----------   ----------    ----------    -----------   -----------   ----------
   Total net
     assets......  $12,890,907   $6,826,687    $8,817,037    $16,508,408   $10,733,272   $3,954,566
                   ===========   ==========    ==========    ===========   ===========   ==========
FUND SHARE
  INFORMATION
Number of
  shares.........      280,725      737,223       227,243      1,545,731       419,596       87,860
                   ===========   ==========    ==========    ===========   ===========   ==========
Cost of
  investments....  $10,147,911   $7,646,598    $9,138,869    $26,537,517   $ 9,594,014   $3,637,770
                   ===========   ==========    ==========    ===========   ===========   ==========
ACCUMULATION
  UNIT VALUE
   Lowest........  $      7.99   $     6.50    $     6.57    $      8.88   $      6.77   $    13.13
                   ===========   ==========    ==========    ===========   ===========   ==========
   Highest.......  $     20.45   $    12.46    $    12.63    $     16.62   $     11.35   $    14.24
                   ===========   ==========    ==========    ===========   ===========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                                  DWS         DWS
                                              Investment  Investment
                    The Alger     The Alger    Variable    Variable
                  American Fund American Fund  Insurance   Insurance         DWS               DWS
                  (Series - S)  (Series - S)  Trust Funds Trust Funds Variable Series I Variable Series I
                   Sub-Account   Sub-Account  Sub-Account Sub-Account    Sub-Account       Sub-Account
                  ------------- ------------- ----------- ----------- ----------------- -----------------
                      Alger         Alger                                                      DWS
                    LargeCap       MidCap         DWS         DWS                            Global
                     Growth        Growth     Equity 500   Small Cap         DWS          Opportunities
                     Class S       Class S    Index VIP B Index VIP B    Bond VIP A           VIP A
                  ------------- ------------- ----------- ----------- ----------------- -----------------
ASSETS
Investments at
  fair value.....  $9,319,189    $ 9,116,385  $2,918,037   $662,082      $7,471,156        $7,635,926
                   ----------    -----------  ----------   --------      ----------        ----------
   Total assets..  $9,319,189    $ 9,116,385  $2,918,037   $662,082      $7,471,156        $7,635,926
                   ==========    ===========  ==========   ========      ==========        ==========
NET ASSETS
Accumulation
  units..........  $9,316,830    $ 9,116,385  $2,918,037   $662,082      $7,468,954        $7,631,953
Contracts in
  payout
  (annuitization)
  period.........       2,359             --          --         --           2,202             3,973
                   ----------    -----------  ----------   --------      ----------        ----------
   Total net
     assets......  $9,319,189    $ 9,116,385  $2,918,037   $662,082      $7,471,156        $7,635,926
                   ==========    ===========  ==========   ========      ==========        ==========
FUND SHARE
  INFORMATION
Number of
  shares.........     242,814        878,264     249,832     66,945       1,348,584           674,552
                   ==========    ===========  ==========   ========      ==========        ==========
Cost of
  investments....  $8,271,592    $14,081,504  $2,850,729   $813,727      $8,897,853        $8,807,945
                   ==========    ===========  ==========   ========      ==========        ==========
ACCUMULATION
  UNIT VALUE
   Lowest........  $     9.65    $      9.09  $    11.65   $  14.06      $    11.66        $    10.08
                   ==========    ===========  ==========   ========      ==========        ==========
   Highest.......  $    13.29    $      9.86  $    12.30   $  14.85      $    15.03        $    19.16
                   ==========    ===========  ==========   ========      ==========        ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                            DWS                           Federated      Federated    Federated
                            DWS          Variable           DWS           Insurance      Insurance    Insurance
                     Variable Series I   Series I    Variable Series II     Series        Series       Series
                        Sub-Account     Sub-Account     Sub-Account      Sub-Account    Sub-Account  Sub-Account
                     ----------------- ------------- ------------------ -------------- ------------- -----------
                                                                                         Federated    Federated
                            DWS             DWS             DWS           Federated    Fund for U.S.    High
                        Growth and     International      Balanced         Capital      Government   Income Bond
                       Income VIP A        VIP A           VIP A        Income Fund II Securities II   Fund II
                     ----------------- ------------- ------------------ -------------- ------------- -----------
ASSETS
Investments at fair
  value.............    $1,661,094      $2,994,795       $5,511,618       $4,497,721    $23,714,141  $16,180,796
                        ----------      ----------       ----------       ----------    -----------  -----------
   Total assets.....    $1,661,094      $2,994,795       $5,511,618       $4,497,721    $23,714,141  $16,180,796
                        ==========      ==========       ==========       ==========    ===========  ===========
NET ASSETS
Accumulation units..    $1,661,094      $2,990,667       $5,460,609       $4,438,918    $23,558,405  $16,146,012
Contracts in payout
  (annuitization)
  period............            --           4,128           51,009           58,803        155,736       34,784
                        ----------      ----------       ----------       ----------    -----------  -----------
   Total net assets.    $1,661,094      $2,994,795       $5,511,618       $4,497,721    $23,714,141  $16,180,796
                        ==========      ==========       ==========       ==========    ===========  ===========
FUND SHARE
  INFORMATION
Number of shares....       247,555         362,566          268,597          518,768      2,071,104    2,425,906
                        ==========      ==========       ==========       ==========    ===========  ===========
Cost of investments.    $2,012,019      $3,828,320       $5,655,224       $4,747,213    $23,547,143  $16,888,834
                        ==========      ==========       ==========       ==========    ===========  ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........    $     7.85      $     7.21       $    10.19       $     8.83    $     13.83  $     14.09
                        ==========      ==========       ==========       ==========    ===========  ===========
   Highest..........    $     9.16      $    10.66       $    10.45       $    16.21    $     18.29  $     21.30
                        ==========      ==========       ==========       ==========    ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                    Fidelity      Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                    Variable      Variable      Variable      Variable      Variable      Variable
                    Insurance     Insurance     Insurance     Insurance     Insurance     Insurance
                  Products Fund Products Fund Products Fund Products Fund Products Fund Products Fund
                   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                  ------------- ------------- ------------- ------------- ------------- -------------
                    VIP Asset        VIP           VIP                                    VIP Money
                     Manager     Contrafund   Equity-Income  VIP Growth   VIP Index 500    Market
                  ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at
  fair value.....  $7,755,034    $47,724,885   $24,583,637   $18,477,603   $29,106,234   $44,203,743
                   ----------    -----------   -----------   -----------   -----------   -----------
   Total assets..  $7,755,034    $47,724,885   $24,583,637   $18,477,603   $29,106,234   $44,203,743
                   ==========    ===========   ===========   ===========   ===========   ===========
NET ASSETS
Accumulation
  units..........  $7,744,793    $47,701,929   $24,562,231   $18,472,445   $29,083,362   $44,159,604
Contracts in
  payout
  (annuitization)
  period.........      10,241         22,956        21,406         5,158        22,872        44,139
                   ----------    -----------   -----------   -----------   -----------   -----------
   Total net
     assets......  $7,755,034    $47,724,885   $24,583,637   $18,477,603   $29,106,234   $44,203,743
                   ==========    ===========   ===========   ===========   ===========   ===========
FUND SHARE
  INFORMATION
Number of
  shares.........     596,541      2,314,495     1,462,441       615,100       243,322    44,203,743
                   ==========    ===========   ===========   ===========   ===========   ===========
Cost of
  investments....  $8,686,373    $57,794,635   $32,598,321   $21,939,361   $31,152,980   $44,203,743
                   ==========    ===========   ===========   ===========   ===========   ===========
ACCUMULATION
  UNIT VALUE
   Lowest........  $    10.54    $     11.28   $     10.39   $      5.49   $      7.61   $     11.12
                   ==========    ===========   ===========   ===========   ===========   ===========
   Highest.......  $    18.92    $     24.60   $     23.48   $     19.83   $     11.15   $     14.76
                   ==========    ===========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------


                                    Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                    Fidelity        Variable          Variable          Variable          Variable          Variable
                    Variable        Insurance         Insurance         Insurance         Insurance         Insurance
                    Insurance     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                  Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                   Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                  ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                    VIP Asset                              VIP
                       VIP           Manager       VIP Contrafund     Equity-Income      VIP Growth       VIP Index 500
                    Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                  ------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at
  fair value.....  $13,467,350     $4,536,234        $26,679,407       $22,297,702       $11,501,270       $29,364,919
                   -----------     ----------        -----------       -----------       -----------       -----------
   Total assets..  $13,467,350     $4,536,234        $26,679,407       $22,297,702       $11,501,270       $29,364,919
                   ===========     ==========        ===========       ===========       ===========       ===========
NET ASSETS
Accumulation
  units..........  $13,451,673     $4,536,234        $26,679,407       $22,277,957       $11,501,270       $29,350,989
Contracts in
  payout
  (annuitization)
  period.........       15,677             --                 --            19,745                --            13,930
                   -----------     ----------        -----------       -----------       -----------       -----------
   Total net
     assets......  $13,467,350     $4,536,234        $26,679,407       $22,297,702       $11,501,270       $29,364,919
                   ===========     ==========        ===========       ===========       ===========       ===========
FUND SHARE
  INFORMATION
Number of
  shares.........      894,841        354,670          1,314,904         1,345,667           386,597           247,367
                   ===========     ==========        ===========       ===========       ===========       ===========
Cost of
  investments....  $16,089,148     $4,964,600        $35,728,520       $29,810,536       $12,102,418       $32,406,588
                   ===========     ==========        ===========       ===========       ===========       ===========
ACCUMULATION
  UNIT VALUE
   Lowest........  $      8.62     $    10.31        $     11.61       $      8.89       $      8.11       $      9.26
                   ===========     ==========        ===========       ===========       ===========       ===========
   Highest.......  $     17.00     $    11.19        $     12.60       $      9.86       $     11.37       $     10.04
                   ===========     ==========        ===========       ===========       ===========       ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                      Fidelity          Fidelity          Fidelity
                      Variable          Variable          Variable
                      Insurance         Insurance         Insurance      Goldman Sachs   Goldman Sachs
                    Products Fund     Products Fund     Products Fund      Variable        Variable       J.P. Morgan
                  (Service Class 2) (Service Class 2) (Service Class 2) Insurance Trust Insurance Trust Series Trust II
                     Sub-Account       Sub-Account       Sub-Account      Sub-Account     Sub-Account     Sub-Account
                  ----------------- ----------------- ----------------- --------------- --------------- ---------------
                                                                              VIT             VIT
                   VIP Investment       VIP Money                          Strategic      Structured       JPMorgan
                     Grade Bond          Market         VIP Overseas     International       Small       IT Small Cap
                  (Service Class 2) (Service Class 2) (Service Class 2)     Equity        Cap Equity    Core Portfolio
                  ----------------- ----------------- ----------------- --------------- --------------- ---------------
ASSETS
Investments at
  fair value.....    $40,732,216       $49,016,190       $26,123,311      $2,217,027      $1,724,818      $1,769,289
                     -----------       -----------       -----------      ----------      ----------      ----------
   Total assets..    $40,732,216       $49,016,190       $26,123,311      $2,217,027      $1,724,818      $1,769,289
                     ===========       ===========       ===========      ==========      ==========      ==========
NET ASSETS
Accumulation
  units..........    $40,656,037       $49,016,190       $26,123,311      $2,210,912      $1,692,463      $1,765,778
Contracts in
  payout
  (annuitization)
  period.........         76,179                --                --           6,115          32,355           3,511
                     -----------       -----------       -----------      ----------      ----------      ----------
   Total net
     assets......    $40,732,216       $49,016,190       $26,123,311      $2,217,027      $1,724,818      $1,769,289
                     ===========       ===========       ===========      ==========      ==========      ==========
FUND SHARE
  INFORMATION
Number of
  shares.........      3,322,367        49,016,190         1,750,892         273,369         195,558         150,450
                     ===========       ===========       ===========      ==========      ==========      ==========
Cost of
  investments....    $41,035,620       $49,016,190       $32,395,856      $2,707,233      $2,181,509      $2,087,848
                     ===========       ===========       ===========      ==========      ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest........    $     10.83       $     10.00       $     10.90      $     9.24      $    13.36      $    12.33
                     ===========       ===========       ===========      ==========      ==========      ==========
   Highest.......    $     13.49       $     10.85       $     13.15      $     9.43      $    13.64      $    12.59
                     ===========       ===========       ===========      ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                  Janus Aspen Janus Aspen  Janus Aspen  Janus Aspen Janus Aspen Janus Aspen
                    Series      Series       Series       Series      Series      Series
                  Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account
                  ----------- ----------- ------------- ----------- ----------- -----------
                                                           Forty       Janus
                   Balanced   Enterprise  Flexible Bond  Portfolio   Portfolio   Worldwide
                  ----------- ----------- ------------- ----------- ----------- -----------
ASSETS
Investments at
  fair value..... $33,432,603 $18,387,066  $16,680,138  $5,046,132  $15,583,659 $16,732,550
                  ----------- -----------  -----------  ----------  ----------- -----------
   Total assets.. $33,432,603 $18,387,066  $16,680,138  $5,046,132  $15,583,659 $16,732,550
                  =========== ===========  ===========  ==========  =========== ===========
NET ASSETS
Accumulation
  units.......... $33,319,253 $18,377,829  $16,661,376  $5,046,132  $15,566,458 $16,722,357
Contracts in
  payout
  (annuitization)
  period.........     113,350       9,237       18,762          --       17,201      10,193
                  ----------- -----------  -----------  ----------  ----------- -----------
   Total net
     assets...... $33,432,603 $18,387,066  $16,680,138  $5,046,132  $15,583,659 $16,732,550
                  =========== ===========  ===========  ==========  =========== ===========
FUND SHARE
  INFORMATION
Number of
  shares.........   1,243,772     597,177    1,326,980     150,183      727,189     639,135
                  =========== ===========  ===========  ==========  =========== ===========
Cost of
  investments.... $29,970,483 $19,673,709  $15,765,890  $4,261,097  $17,305,747 $19,129,556
                  =========== ===========  ===========  ==========  =========== ===========
ACCUMULATION
  UNIT VALUE
   Lowest........ $     12.64 $      5.11  $     15.91  $    14.04  $      5.92 $      5.46
                  =========== ===========  ===========  ==========  =========== ===========
   Highest....... $     35.59 $     27.17  $     25.01  $    14.71  $     21.10 $     22.08
                  =========== ===========  ===========  ==========  =========== ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                    Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen
                       Series           Series           Series           Series           Series           Series
                  (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                    Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                  ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                         INTECH                           Perkins
                                                      Risk-Managed                        Mid Cap
                      Balanced     Forty Portfolio   Core Portfolio      Overseas     Value Portfolio     Worldwide
                  (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                  ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at
  fair value.....   $10,072,918       $6,488,513       $3,331,328      $10,992,627      $17,005,776       $1,528,428
                    -----------       ----------       ----------      -----------      -----------       ----------
   Total assets..   $10,072,918       $6,488,513       $3,331,328      $10,992,627      $17,005,776       $1,528,428
                    ===========       ==========       ==========      ===========      ===========       ==========
NET ASSETS
Accumulation
  units..........   $10,072,918       $6,488,513       $3,331,328      $10,990,917      $17,005,776       $1,528,428
Contracts in
  payout
  (annuitization)
  period.........            --               --               --            1,710               --               --
                    -----------       ----------       ----------      -----------      -----------       ----------
   Total net
     assets......   $10,072,918       $6,488,513       $3,331,328      $10,992,627      $17,005,776       $1,528,428
                    ===========       ==========       ==========      ===========      ===========       ==========
FUND SHARE
  INFORMATION
Number of
  shares.........       360,649          195,614          347,013          243,847        1,240,392           58,944
                    ===========       ==========       ==========      ===========      ===========       ==========
Cost of
  investments....   $ 9,484,464       $5,906,275       $4,314,388      $12,864,478      $18,393,642       $1,513,178
                    ===========       ==========       ==========      ===========      ===========       ==========
ACCUMULATION
  UNIT VALUE
   Lowest........   $     12.65       $    13.50       $     9.95      $     11.52      $     12.66       $     8.00
                    ===========       ==========       ==========      ===========      ===========       ==========
   Highest.......   $     13.72       $    14.65       $    10.79      $     15.48      $     13.73       $     9.45
                    ===========       ==========       ==========      ===========      ===========       ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------


                     Lazard       Lazard        Legg Mason        Legg Mason         Legg Mason
                   Retirement   Retirement   Partners Variable Partners Variable Partners Variable   MFS Variable
                  Series, Inc. Series, Inc.    Income Trust      Income Trust    Portfolios I, Inc  Insurance Trust
                  Sub-Account   Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account
                  ------------ ------------- ----------------- ----------------- ------------------ ---------------
                                                Legg Mason        Legg Mason
                                                ClearBridge      Western Asset       Legg Mason
                    Emerging                     Variable       Variable Global     ClearBridge
                    Markets    International    Fundamental       High Yield     Variable Investors
                     Equity       Equity     Value Portfolio I Bond Portfolio II    Portfolio I       MFS Growth
                  ------------ ------------- ----------------- ----------------- ------------------ ---------------
ASSETS
Investments at
  fair value.....  $8,038,159   $1,284,513      $6,340,245        $18,963,571        $8,627,195       $3,973,754
                   ----------   ----------      ----------        -----------        ----------       ----------
   Total assets..  $8,038,159   $1,284,513      $6,340,245        $18,963,571        $8,627,195       $3,973,754
                   ==========   ==========      ==========        ===========        ==========       ==========
NET ASSETS
Accumulation
  units..........  $7,947,011   $1,284,513      $6,308,583        $18,963,571        $8,604,257       $3,969,714
Contracts in
  payout
  (annuitization)
  period.........      91,148           --          31,662                 --            22,938            4,040
                   ----------   ----------      ----------        -----------        ----------       ----------
   Total net
     assets......  $8,038,159   $1,284,513      $6,340,245        $18,963,571        $8,627,195       $3,973,754
                   ==========   ==========      ==========        ===========        ==========       ==========
FUND SHARE
  INFORMATION
Number of
  shares.........     418,001      131,610         369,694          2,501,790           694,621          185,429
                   ==========   ==========      ==========        ===========        ==========       ==========
Cost of
  investments....  $7,412,707   $1,461,252      $8,373,167        $21,809,032        $9,551,457       $3,933,471
                   ==========   ==========      ==========        ===========        ==========       ==========
ACCUMULATION
  UNIT VALUE
   Lowest........  $    32.24   $     9.97      $     7.32        $     11.41        $     7.33       $     5.53
                   ==========   ==========      ==========        ===========        ==========       ==========
   Highest.......  $    37.18   $    10.17      $     7.59        $     12.38        $    10.80       $    11.59
                   ==========   ==========      ==========        ===========        ==========       ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                                                                      MFS Variable    MFS Variable
                      MFS Variable    MFS Variable    MFS Variable    MFS Variable   Insurance Trust Insurance Trust
                     Insurance Trust Insurance Trust Insurance Trust Insurance Trust (Service Class) (Service Class)
                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                     --------------- --------------- --------------- --------------- --------------- ---------------
                                                                                                      MFS Investor
                      MFS Investors      MFS New                        MFS Total    MFS High Income  Growth Stock
                          Trust         Discovery     MFS Research       Return      (Service Class) (Service Class)
                     --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value.............   $4,030,862      $7,905,658      $1,943,718      $17,211,360     $6,745,631      $10,396,743
                       ----------      ----------      ----------      -----------     ----------      -----------
   Total assets.....   $4,030,862      $7,905,658      $1,943,718      $17,211,360     $6,745,631      $10,396,743
                       ==========      ==========      ==========      ===========     ==========      ===========
NET ASSETS
Accumulation units..   $4,029,093      $7,903,747      $1,943,718      $17,180,759     $6,731,545      $10,396,743
Contracts in payout
  (annuitization)
  period............        1,769           1,911              --           30,601         14,086               --
                       ----------      ----------      ----------      -----------     ----------      -----------
   Total net assets.   $4,030,862      $7,905,658      $1,943,718      $17,211,360     $6,745,631      $10,396,743
                       ==========      ==========      ==========      ===========     ==========      ===========
FUND SHARE
  INFORMATION
Number of shares....      220,990         588,657         117,303          984,632        820,636        1,080,743
                       ==========      ==========      ==========      ===========     ==========      ===========
Cost of investments.   $3,983,873      $7,877,415      $1,895,162      $18,795,447     $7,435,574      $10,221,993
                       ==========      ==========      ==========      ===========     ==========      ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $     8.59      $     8.53      $     7.28      $     12.92     $    10.83      $      9.82
                       ==========      ==========      ==========      ===========     ==========      ===========
   Highest..........   $    10.67      $    18.81      $    11.00      $     15.00     $    11.75      $     10.65
                       ==========      ==========      ==========      ===========     ==========      ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                                                                                       Oppenheimer
                                                                                                        Variable
                      MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable    Account Funds
                     Insurance Trust Insurance Trust Insurance Trust Insurance Trust Insurance Trust (Service Shares
                     (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)     ("SS"))
                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                     --------------- --------------- --------------- --------------- --------------- ---------------
                      MFS Investors      MFS New        MFS Total                                      Oppenheimer
                          Trust         Discovery    Return (Service  MFS Utilities     MFS Value        Global
                     (Service Class) (Service Class)     Class)      (Service Class) (Service Class) Securities (SS)
                     --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value.............   $2,087,251      $5,690,720      $12,380,469     $5,463,836      $4,468,812      $11,849,440
                       ----------      ----------      -----------     ----------      ----------      -----------
   Total assets.....   $2,087,251      $5,690,720      $12,380,469     $5,463,836      $4,468,812      $11,849,440
                       ==========      ==========      ===========     ==========      ==========      ===========
NET ASSETS
Accumulation units..   $2,087,251      $5,659,998      $12,366,473     $5,448,503      $4,468,812      $11,849,440
Contracts in payout
  (annuitization)
  period............           --          30,722           13,996         15,333              --               --
                       ----------      ----------      -----------     ----------      ----------      -----------
   Total net assets.   $2,087,251      $5,690,720      $12,380,469     $5,463,836      $4,468,812      $11,849,440
                       ==========      ==========      ===========     ==========      ==========      ===========
FUND SHARE
  INFORMATION
Number of shares....      114,937         436,070          716,462        241,229         382,604          450,892
                       ==========      ==========      ===========     ==========      ==========      ===========
Cost of investments.   $2,079,274      $5,597,351      $14,005,798     $5,552,698      $4,662,921      $12,929,824
                       ==========      ==========      ===========     ==========      ==========      ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $    10.44      $    10.02      $     10.11     $    16.39      $    10.94      $     11.58
                       ==========      ==========      ===========     ==========      ==========      ===========
   Highest..........   $    11.32      $    11.47      $     10.97     $    21.50      $    11.87      $     12.57
                       ==========      ==========      ===========     ==========      ==========      ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                       Oppenheimer     Oppenheimer
                        Variable        Variable     Panorama Series    PIMCO        PIMCO       PIMCO
                      Account Funds   Account Funds    Fund, Inc.      Variable    Variable    Variable
                     (Service Shares (Service Shares (Service Shares  Insurance    Insurance   Insurance
                         ("SS"))         ("SS"))         ("SS"))        Trust        Trust       Trust
                       Sub-Account     Sub-Account     Sub-Account   Sub-Account  Sub-Account Sub-Account
                     --------------- --------------- --------------- ------------ ----------- -----------
                       Oppenheimer
                       Main Street     Oppenheimer     Oppenheimer   Foreign Bond
                        Small Cap        MidCap       International  (US Dollar-     Money    PIMCO Real
                        Fund (SS)       Fund (SS)      Growth (SS)     Hedged)      Market      Return
                     --------------- --------------- --------------- ------------ ----------- -----------
ASSETS
Investments at fair
  value.............   $30,900,928     $1,879,342      $2,413,220    $21,708,026  $51,558,010 $30,071,782
                       -----------     ----------      ----------    -----------  ----------- -----------
   Total assets.....   $30,900,928     $1,879,342      $2,413,220    $21,708,026  $51,558,010 $30,071,782
                       ===========     ==========      ==========    ===========  =========== ===========
NET ASSETS
Accumulation units..   $30,894,699     $1,879,342      $2,411,917    $21,692,509  $51,496,007 $30,071,782
Contracts in payout
  (annuitization)
  period............         6,229             --           1,303         15,517       62,003          --
                       -----------     ----------      ----------    -----------  ----------- -----------
   Total net assets.   $30,900,928     $1,879,342      $2,413,220    $21,708,026  $51,558,010 $30,071,782
                       ===========     ==========      ==========    ===========  =========== ===========
FUND SHARE
  INFORMATION
Number of shares....     2,163,931         52,569       1,411,240      2,251,870   51,558,010   2,417,346
                       ===========     ==========      ==========    ===========  =========== ===========
Cost of investments.   $32,640,429     $2,434,390      $2,163,607    $22,811,398  $51,558,010 $30,260,527
                       ===========     ==========      ==========    ===========  =========== ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $     10.27     $     7.61      $    13.05    $     11.24  $      9.90 $     11.43
                       ===========     ==========      ==========    ===========  =========== ===========
   Highest..........   $     14.06     $     8.12      $    14.46    $     15.31  $     11.47 $     13.18
                       ===========     ==========      ==========    ===========  =========== ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                        PIMCO
                      Variable
                      Insurance        Premier      Putnam Variable Putnam Variable Rydex Variable Rydex Variable
                        Trust            VIT             Trust           Trust          Trust          Trust
                     Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                     ------------ ----------------- --------------- --------------- -------------- --------------
                                                                          VT
                                        NACM                         International     Rydex VT       Rydex VT
                     PIMCO Total      Small Cap                       Growth and       All-Cap       Nasdaq 100
                       Return     Portfolio Class I  VT High Yield      Income       Opportunity   Strategy Fund
                     ------------ ----------------- --------------- --------------- -------------- --------------
ASSETS
Investments at fair
  value............. $110,332,235    $ 8,776,752      $5,574,805      $5,045,800      $3,039,594     $1,459,255
                     ------------    -----------      ----------      ----------      ----------     ----------
   Total assets..... $110,332,235    $ 8,776,752      $5,574,805      $5,045,800      $3,039,594     $1,459,255
                     ============    ===========      ==========      ==========      ==========     ==========
NET ASSETS
Accumulation units.. $110,298,586    $ 8,741,408      $5,574,805      $5,045,800      $3,039,594     $1,459,255
Contracts in payout
  (annuitization)
  period............       33,649         35,344              --              --              --             --
                     ------------    -----------      ----------      ----------      ----------     ----------
   Total net assets. $110,332,235    $ 8,776,752      $5,574,805      $5,045,800      $3,039,594     $1,459,255
                     ============    ===========      ==========      ==========      ==========     ==========
FUND SHARE
  INFORMATION
Number of shares....   10,197,064        566,608         844,667         560,022         264,083         91,432
                     ============    ===========      ==========      ==========      ==========     ==========
Cost of investments. $106,353,012    $15,199,068      $5,827,379      $7,662,767      $3,254,926     $1,113,357
                     ============    ===========      ==========      ==========      ==========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest........... $      12.25    $      8.96      $    14.96      $    12.04      $    10.71     $     5.47
                     ============    ===========      ==========      ==========      ==========     ==========
   Highest.......... $      17.49    $     16.05      $    16.02      $    13.25      $    14.92     $     9.51
                     ============    ===========      ==========      ==========      ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                     T. Rowe Price T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price  T. Rowe Price
                        Equity        Equity        Equity         Equity          Equity      International
                     Series, Inc.  Series, Inc.  Series, Inc.  Series, Inc. II Series, Inc. II Series, Inc.
                      Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account    Sub-Account
                     ------------- ------------- ------------- --------------- --------------- -------------
                     T. Rowe Price T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price  T. Rowe Price
                        Equity        Mid-Cap     New America     Blue Chip        Equity      International
                        Income        Growth        Growth        Growth II       Income II        Stock
                     ------------- ------------- ------------- --------------- --------------- -------------
ASSETS
Investments at fair
  value.............  $18,606,257   $14,515,775   $3,142,788     $20,838,609     $33,423,971    $5,546,208
                      -----------   -----------   ----------     -----------     -----------    ----------
   Total assets.....  $18,606,257   $14,515,775   $3,142,788     $20,838,609     $33,423,971    $5,546,208
                      ===========   ===========   ==========     ===========     ===========    ==========
NET ASSETS
Accumulation units..  $18,586,689   $14,510,249   $3,142,788     $20,838,609     $33,423,971    $5,542,751
Contracts in payout
  (annuitization)
  period............       19,568         5,526           --              --              --         3,457
                      -----------   -----------   ----------     -----------     -----------    ----------
   Total net assets.  $18,606,257   $14,515,775   $3,142,788     $20,838,609     $33,423,971    $5,546,208
                      ===========   ===========   ==========     ===========     ===========    ==========
FUND SHARE
  INFORMATION
Number of shares....    1,054,179       718,247      164,458       2,193,538       1,898,011       452,014
                      ===========   ===========   ==========     ===========     ===========    ==========
Cost of investments.  $21,338,714   $13,834,067   $2,901,909     $20,210,374     $40,065,338    $5,989,925
                      ===========   ===========   ==========     ===========     ===========    ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........  $     12.76   $     13.79   $     8.55     $      9.54     $      9.68    $     8.37
                      ===========   ===========   ==========     ===========     ===========    ==========
   Highest..........  $     14.35   $     21.48   $    11.04     $     10.35     $     10.50    $    11.86
                      ===========   ===========   ==========     ===========     ===========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                                                              The Universal   The Universal
                     The Universal The Universal The Universal The Universal  Institutional   Institutional
                     Institutional Institutional Institutional Institutional   Funds, Inc.     Funds, Inc.
                      Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.     (Class II)      (Class II)
                      Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account
                     ------------- ------------- ------------- -------------- -------------- ----------------
                      Van Kampen    Van Kampen    Van Kampen   Van Kampen UIF Van Kampen UIF  Van Kampen UIF
                      UIF Capital    UIF High     UIF Mid Cap   U.S. Mid Cap  Capital Growth U.S. Real Estate
                        Growth         Yield        Growth         Value        (Class II)      (Class II)
                     ------------- ------------- ------------- -------------- -------------- ----------------
ASSETS
Investments at fair
  value.............  $14,687,929   $3,961,834    $3,776,734    $22,531,372     $2,392,655     $18,529,737
                      -----------   ----------    ----------    -----------     ----------     -----------
   Total assets.....  $14,687,929   $3,961,834    $3,776,734    $22,531,372     $2,392,655     $18,529,737
                      ===========   ==========    ==========    ===========     ==========     ===========
NET ASSETS
Accumulation units..  $14,665,352   $3,941,972    $3,768,621    $22,514,095     $2,392,655     $18,529,737
Contracts in payout
  (annuitization)
  period............       22,577       19,862         8,113         17,277             --              --
                      -----------   ----------    ----------    -----------     ----------     -----------
   Total net assets.  $14,687,929   $3,961,834    $3,776,734    $22,531,372     $2,392,655     $18,529,737
                      ===========   ==========    ==========    ===========     ==========     ===========
FUND SHARE
  INFORMATION
Number of shares....      870,654      336,033       412,307      2,133,653        143,876       1,832,813
                      ===========   ==========    ==========    ===========     ==========     ===========
Cost of investments.  $11,467,813   $9,404,256    $3,909,864    $30,343,480     $1,999,338     $27,825,105
                      ===========   ==========    ==========    ===========     ==========     ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........  $     11.88   $    12.04    $    12.08    $     12.07     $    10.91     $     11.71
                      ===========   ==========    ==========    ===========     ==========     ===========
   Highest..........  $     12.44   $    13.60    $    12.33    $     15.68     $    11.84     $     16.96
                      ===========   ==========    ==========    ===========     ==========     ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                                                            Van Kampen  Van Kampen  Van Kampen
                                                                               Life        Life        Life
                            Van Eck            Van Eck          Van Eck     Investment  Investment  Investment
                           Worldwide          Worldwide        Worldwide       Trust       Trust       Trust
                        Insurance Trust    Insurance Trust  Insurance Trust (Class II)  (Class II)  (Class II)
                          Sub-Account        Sub-Account      Sub-Account   Sub-Account Sub-Account Sub-Account
                     --------------------- ---------------- --------------- ----------- ----------- -----------
                            Van Eck                                                         LIT
                           Worldwide           Van Eck          Van Eck         LIT     Growth and    LIT Mid
                           Multi-Mgr          Worldwide        Worldwide    Government    Income    Cap Growth
                     Alternative-(Class I) Emerging Markets   Hard Assets   (Class II)  (Class II)  (Class II)
                     --------------------- ---------------- --------------- ----------- ----------- -----------
ASSETS
Investments at fair
  value.............      $2,316,057         $ 9,126,400      $11,653,773   $8,876,604  $38,997,827 $7,211,211
                          ----------         -----------      -----------   ----------  ----------- ----------
   Total assets.....      $2,316,057         $ 9,126,400      $11,653,773   $8,876,604  $38,997,827 $7,211,211
                          ==========         ===========      ===========   ==========  =========== ==========
NET ASSETS
Accumulation units..      $2,316,057         $ 9,126,400      $11,653,773   $8,855,502  $38,970,491 $7,211,211
Contracts in payout
  (annuitization)
  period............              --                  --               --       21,102       27,336         --
                          ----------         -----------      -----------   ----------  ----------- ----------
   Total net assets.      $2,316,057         $ 9,126,400      $11,653,773   $8,876,604  $38,997,827 $7,211,211
                          ==========         ===========      ===========   ==========  =========== ==========
FUND SHARE
  INFORMATION
Number of shares....         240,006             813,405          398,283    1,011,003    2,379,367  2,260,568
                          ==========         ===========      ===========   ==========  =========== ==========
Cost of investments.      $2,335,841         $12,514,496      $11,054,009   $9,211,413  $42,973,101 $8,500,889
                          ==========         ===========      ===========   ==========  =========== ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........      $     9.57         $     19.83      $     24.99   $    10.24  $     10.48 $    10.91
                          ==========         ===========      ===========   ==========  =========== ==========
   Highest..........      $    10.39         $     21.52      $     27.11   $    11.11  $     11.96 $    11.95
                          ==========         ===========      ===========   ==========  =========== ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                                Wells Fargo    Wells Fargo
                                               Variable Trust Variable Trust
                                                Sub-Account    Sub-Account
                                               -------------- --------------
                                                Wells Fargo    Wells Fargo
                                                VT Advantage   VT Advantage
                                                 Discovery     Opportunity
                                               -------------- --------------
   ASSETS
   Investments at fair value..................   $3,902,936    $ 8,909,503
                                                 ----------    -----------
      Total assets............................   $3,902,936    $ 8,909,503
                                                 ==========    ===========
   NET ASSETS
   Accumulation units.........................   $3,898,296    $ 8,902,590
   Contracts in payout (annuitization) period.        4,640          6,913
                                                 ----------    -----------
      Total net assets........................   $3,902,936    $ 8,909,503
                                                 ==========    ===========
   FUND SHARE INFORMATION
   Number of shares...........................      248,595        593,571
                                                 ==========    ===========
   Cost of investments........................   $3,497,069    $11,915,355
                                                 ==========    ===========
   ACCUMULATION UNIT VALUE
      Lowest..................................   $    11.65    $     10.83
                                                 ==========    ===========
      Highest.................................   $    11.96    $     11.12
                                                 ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                             AIM Variable AIM Variable  AIM Variable    AIM Variable    AIM Variable    AIM Variable
                              Insurance    Insurance      Insurance       Insurance       Insurance       Insurance
                                Funds        Funds     Funds Series II Funds Series II Funds Series II Funds Series II
                             Sub-Account  Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                             ------------ ------------ --------------- --------------- --------------- ---------------
                                           AIM V. I.                      AIM V. I.                       AIM V. I.
                              AIM V. I.     Capital       AIM V. I.        Capital     AIM V. I. Core   Mid Cap Core
                             Basic Value  Appreciation Basic Value II  Appreciation II    Equity II       Equity II
                             ------------ ------------ --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends................... $   159,716    $  3,147     $    67,691      $   4,473      $   73,942      $   98,247
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................    (140,499)     (7,109)        (85,237)       (24,269)        (70,799)       (142,100)
   Administrative
     expense................     (10,068)       (481)         (5,928)        (1,646)         (4,914)         (9,763)
                             -----------    --------     -----------      ---------      ----------      ----------
   Net investment income
     (loss).................       9,149      (4,443)        (23,474)       (21,442)         (1,771)        (53,616)
                             -----------    --------     -----------      ---------      ----------      ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......   2,872,817      70,878       1,800,707        314,722       1,607,046       2,380,515
   Cost of investments
     sold...................   5,137,505     105,192       3,186,860        450,191       1,869,162       3,231,012
                             -----------    --------     -----------      ---------      ----------      ----------
   Realized gains (losses)
     on fund shares.........  (2,264,688)    (34,314)     (1,386,153)      (135,469)       (262,116)       (850,497)
Realized gain
  distributions.............          --          --              --             --              --         123,834
                             -----------    --------     -----------      ---------      ----------      ----------
   Net realized gains
     (losses)...............  (2,264,688)    (34,314)     (1,386,153)      (135,469)       (262,116)       (726,663)
Change in unrealized gains
  (losses)..................   6,073,371     123,767       3,644,515        431,836       1,427,294       3,192,666
                             -----------    --------     -----------      ---------      ----------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............   3,808,683      89,453       2,258,362        296,367       1,165,178       2,466,003
                             -----------    --------     -----------      ---------      ----------      ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................ $ 3,817,832    $ 85,010     $ 2,234,888      $ 274,925      $1,163,407      $2,412,387
                             ===========    ========     ===========      =========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                                                                                     The Alger
                               The Alger     The Alger     The Alger     The Alger     The Alger   American Fund
                             American Fund American Fund American Fund American Fund American Fund (Series - S)
                              Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                             ------------- ------------- ------------- ------------- ------------- -------------
                                               Alger         Alger         Alger         Alger
                             Alger Capital   Growth &      LargeCap       MidCap       SmallCap    Alger Capital
                             Appreciation     Income        Growth        Growth        Growth     Appreciation
                             Class I-2 (a) Class I-2 (b) Class I-2 (c) Class I-2 (d) Class I-2 (e)  Class S (f)
                             ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $       --    $  155,173    $   51,709    $        --   $       --    $       --
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................    (154,747)      (85,543)     (108,255)      (204,546)    (124,746)      (49,525)
   Administrative
     expense................     (11,459)       (6,564)       (8,320)       (14,938)      (9,414)       (3,407)
                              ----------    ----------    ----------    -----------   ----------    ----------
   Net investment income
     (loss).................    (166,206)       63,066       (64,866)      (219,484)    (134,160)      (52,932)
                              ----------    ----------    ----------    -----------   ----------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......   2,359,700     1,356,989     1,713,774      3,229,079    2,020,862     1,113,458
   Cost of investments
     sold...................   2,357,259     1,878,174     2,324,242      6,692,142    2,250,568     1,377,129
                              ----------    ----------    ----------    -----------   ----------    ----------
   Realized gains (losses)
     on fund shares.........       2,441      (521,185)     (610,468)    (3,463,063)    (229,706)     (263,671)
Realized gain
  distributions.............          --            --            --             --           --            --
                              ----------    ----------    ----------    -----------   ----------    ----------
   Net realized gains
     (losses)...............       2,441      (521,185)     (610,468)    (3,463,063)    (229,706)     (263,671)
Change in unrealized gains
  (losses)..................   4,524,954     2,093,926     3,567,543      9,419,593    3,621,581     1,618,571
                              ----------    ----------    ----------    -----------   ----------    ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............   4,527,395     1,572,741     2,957,075      5,956,530    3,391,875     1,354,900
                              ----------    ----------    ----------    -----------   ----------    ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................  $4,361,189    $1,635,807    $2,892,209    $ 5,737,046   $3,257,715    $1,301,968
                              ==========    ==========    ==========    ===========   ==========    ==========

--------
(a)Previously known as Alger American Capital Appreciation Portfolio - Class O
(b)Previously known as Alger American Income & Growth Portfolio - Class O
(c)Previously known as Alger American LargeCap Growth - Class O
(d)Previously known as Alger American MidCap Growth Portfolio - Class O
(e)Previously known as Alger American SmallCap Growth Portfolio - Class O
(f)Previously known as Alger American Capital Appreciation Portfolio - Class S

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                                             DWS         DWS
                                                         Investment  Investment
                               The Alger     The Alger    Variable    Variable
                             American Fund American Fund  Insurance   Insurance         DWS                DWS
                             (Series - S)  (Series - S)  Trust Funds Trust Funds Variable Series I  Variable Series I
                              Sub-Account   Sub-Account  Sub-Account Sub-Account    Sub-Account        Sub-Account
                             ------------- ------------- ----------- ----------- ----------------- -------------------
                                 Alger         Alger
                               LargeCap       MidCap         DWS         DWS                               DWS
                                Growth        Growth     Equity 500   Small Cap         DWS              Global
                              Class S (g)   Class S (h)  Index VIP B Index VIP B    Bond VIP A     Opportunities VIP A
                             ------------- ------------- ----------- ----------- ----------------- -------------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $   47,587    $        --   $  70,603   $   9,962     $  658,545         $  107,373
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................    (113,875)      (113,540)    (36,134)     (8,681)      (106,499)           (93,305)
   Administrative
     expense................      (8,130)        (7,721)     (2,553)       (628)        (8,295)            (6,381)
                              ----------    -----------   ---------   ---------     ----------         ----------
   Net investment
     income (loss)..........     (74,418)      (121,261)     31,916         653        543,751              7,687
                              ----------    -----------   ---------   ---------     ----------         ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales..................   2,444,820      1,927,888     525,806     224,739      2,395,035          1,057,663
   Cost of investments
     sold...................   2,825,637      4,092,990     630,078     345,252      2,972,784          1,546,904
                              ----------    -----------   ---------   ---------     ----------         ----------
   Realized gains (losses)
     on fund shares.........    (380,817)    (2,165,102)   (104,272)   (120,513)      (577,749)          (489,241)
Realized gain
  distributions.............          --             --          --      42,902             --                 --
                              ----------    -----------   ---------   ---------     ----------         ----------
   Net realized gains
     (losses)...............    (380,817)    (2,165,102)   (104,272)    (77,611)      (577,749)          (489,241)
Change in unrealized gains
  (losses)..................   3,424,116      5,353,631     718,544     202,818        662,862          2,919,367
                              ----------    -----------   ---------   ---------     ----------         ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............   3,043,299      3,188,529     614,272     125,207         85,113          2,430,126
                              ----------    -----------   ---------   ---------     ----------         ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................  $2,968,881    $ 3,067,268   $ 646,188   $ 125,860     $  628,864         $2,437,813
                              ==========    ===========   =========   =========     ==========         ==========

--------
(g)Previously known as Alger American LargeCap Growth Portfolio - Class S
(h)Previously known as Alger American MidCap Growth Portfolio - Class S

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                                                                       Federated      Federated    Federated
                                   DWS                DWS                DWS           Insurance      Insurance    Insurance
                            Variable Series I  Variable Series I  Variable Series II     Series        Series       Series
                               Sub-Account        Sub-Account        Sub-Account      Sub-Account    Sub-Account  Sub-Account
                            ----------------- ------------------- ------------------ -------------- ------------- -----------
                                                                                                      Federated    Federated
                                   DWS                                                 Federated    Fund for U.S.    High
                               Growth and             DWS                DWS            Capital      Government   Income Bond
                              Income VIP A    International VIP A   Balanced VIP A   Income Fund II Securities II   Fund II
                            ----------------- ------------------- ------------------ -------------- ------------- -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends..................     $  28,112         $  155,729          $  211,830       $  242,783    $1,327,400   $ 1,661,129
Charges from Lincoln
 Benefit Life
 Company:
    Mortality and
     expense risk..........       (20,608)           (46,358)            (72,260)         (55,145)     (361,402)     (202,112)
    Administrative
     expense...............        (1,416)            (3,141)             (6,235)          (4,580)      (27,069)      (15,660)
                                ---------         ----------          ----------       ----------    ----------   -----------
    Net investment
     income (loss).........         6,088            106,230             133,335          183,058       938,929     1,443,357
                                ---------         ----------          ----------       ----------    ----------   -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales.................       326,594          1,470,329           1,668,973          904,187     8,102,321     4,208,791
    Cost of investments
     sold..................       517,218          2,152,751           2,006,125        1,108,799     8,134,125     5,326,401
                                ---------         ----------          ----------       ----------    ----------   -----------
    Realized gains
     (losses) on fund
     shares................      (190,624)          (682,422)           (337,152)        (204,612)      (31,804)   (1,117,610)
Realized gain
 distributions.............            --                 --                  --               --            --            --
                                ---------         ----------          ----------       ----------    ----------   -----------
    Net realized gains
     (losses)..............      (190,624)          (682,422)           (337,152)        (204,612)      (31,804)   (1,117,610)
Change in unrealized
 gains (losses)............       578,972          1,476,205           1,243,775          962,960        16,758     5,537,892
                                ---------         ----------          ----------       ----------    ----------   -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...........       388,348            793,783             906,623          758,348       (15,046)    4,420,282
                                ---------         ----------          ----------       ----------    ----------   -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS................     $ 394,436         $  900,013          $1,039,958       $  941,406    $  923,883   $ 5,863,639
                                =========         ==========          ==========       ==========    ==========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                               Fidelity      Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                               Variable      Variable      Variable      Variable      Variable      Variable
                               Insurance     Insurance     Insurance     Insurance     Insurance     Insurance
                             Products Fund Products Fund Products Fund Products Fund Products Fund Products Fund
                              Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                             ------------- ------------- ------------- ------------- ------------- -------------
                               VIP Asset        VIP           VIP                                    VIP Money
                                Manager     Contrafund   Equity-Income  VIP Growth   VIP Index 500    Market
                             ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $  167,676    $   579,893   $   493,726   $    72,842   $   661,301   $   402,492
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................     (98,544)      (579,268)     (294,498)     (226,614)     (369,067)     (725,522)
   Administrative
     expense................      (8,867)       (45,914)      (26,986)      (19,455)      (28,225)      (56,852)
                              ----------    -----------   -----------   -----------   -----------   -----------
   Net investment income
     (loss).................      60,265        (45,289)      172,242      (173,227)      264,009      (379,882)
                              ----------    -----------   -----------   -----------   -----------   -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......   1,825,578      6,762,955     4,897,346     3,327,869     5,847,915    35,797,405
   Cost of investments
     sold...................   2,361,686     10,266,565     8,126,957     4,882,819     7,758,693    35,797,405
                              ----------    -----------   -----------   -----------   -----------   -----------
   Realized gains (losses)
     on fund shares.........    (536,108)    (3,503,610)   (3,229,611)   (1,554,950)   (1,910,778)           --
Realized gain
  distributions.............      11,682         11,519            --        14,402       608,888            --
                              ----------    -----------   -----------   -----------   -----------   -----------
   Net realized gains
     (losses)...............    (524,426)    (3,492,091)   (3,229,611)   (1,540,548)   (1,301,890)           --
Change in unrealized gains
  (losses)..................   2,250,693     15,828,032     8,550,231     5,646,060     6,779,141            --
                              ----------    -----------   -----------   -----------   -----------   -----------
   Net realized and
     unrealized gains
     (losses) on
     investments............   1,726,267     12,335,941     5,320,620     4,105,512     5,477,251            --
                              ----------    -----------   -----------   -----------   -----------   -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................  $1,786,532    $12,290,652   $ 5,492,862   $ 3,932,285   $ 5,741,260   $  (379,882)
                              ==========    ===========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                              Fidelity          Fidelity          Fidelity          Fidelity
                              Fidelity        Variable          Variable          Variable          Variable
                              Variable        Insurance         Insurance         Insurance         Insurance
                              Insurance     Products Fund     Products Fund     Products Fund     Products Fund
                            Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                             Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account
                            ------------- ----------------- ----------------- ----------------- -----------------
                                              VIP Asset                              VIP
                                 VIP           Manager       VIP Contrafund     Equity-Income      VIP Growth
                              Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                            ------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $   256,442     $   88,763        $   272,274       $   408,093       $   20,262
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk..................     (167,582)       (60,758)          (346,951)         (295,949)        (145,462)
   Administrative
     expense...............      (13,297)        (4,138)           (23,829)          (20,435)         (10,316)
                             -----------     ----------        -----------       -----------       ----------
   Net investment
     income (loss).........       75,563         23,867            (98,506)           91,709         (135,516)
                             -----------     ----------        -----------       -----------       ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from
     sales.................    2,386,957      1,226,334          5,480,943         4,574,574        2,131,727
   Cost of investments
     sold..................    3,471,725      1,638,033          9,440,822         7,591,014        2,748,149
                             -----------     ----------        -----------       -----------       ----------
   Realized gains
     (losses) on fund
     shares................   (1,084,768)      (411,699)        (3,959,879)       (3,016,440)        (616,422)
Realized gain
  distributions............       38,755          6,981              6,566                --            9,017
                             -----------     ----------        -----------       -----------       ----------
   Net realized gains
     (losses)..............   (1,046,013)      (404,718)        (3,953,313)       (3,016,440)        (607,405)
Change in unrealized gains
  (losses).................    3,644,222      1,338,221         10,820,626         8,026,073        3,145,463
                             -----------     ----------        -----------       -----------       ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........    2,598,209        933,503          6,867,313         5,009,633        2,538,058
                             -----------     ----------        -----------       -----------       ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............  $ 2,673,772     $  957,370        $ 6,768,807       $ 5,101,342       $2,402,542
                             ===========     ==========        ===========       ===========       ==========

                                Fidelity
                                Variable
                                Insurance
                              Products Fund
                            (Service Class 2)
                               Sub-Account
                            -----------------

                              VIP Index 500
                            (Service Class 2)
                            -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................    $   615,913
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk..................       (390,537)
   Administrative
     expense...............        (26,892)
                               -----------
   Net investment
     income (loss).........        198,484
                               -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from
     sales.................      5,884,167
   Cost of investments
     sold..................      7,850,568
                               -----------
   Realized gains
     (losses) on fund
     shares................     (1,966,401)
Realized gain
  distributions............        605,533
                               -----------
   Net realized gains
     (losses)..............     (1,360,868)
Change in unrealized gains
  (losses).................      7,126,622
                               -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........      5,765,754
                               -----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............    $ 5,964,238
                               ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------


                                  Fidelity          Fidelity          Fidelity
                                  Variable          Variable          Variable
                                  Insurance         Insurance         Insurance      Goldman Sachs   Goldman Sachs
                                Products Fund     Products Fund     Products Fund      Variable        Variable
                              (Service Class 2) (Service Class 2) (Service Class 2) Insurance Trust Insurance Trust
                                 Sub-Account       Sub-Account       Sub-Account      Sub-Account     Sub-Account
                              ----------------- ----------------- ----------------- --------------- ---------------
                                                                                          VIT             VIT
                               VIP Investment       VIP Money                          Strategic      Structured
                                 Grade Bond          Market         VIP Overseas     International       Small
                              (Service Class 2) (Service Class 2) (Service Class 2)     Equity        Cap Equity
                              ----------------- ----------------- ----------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $ 3,373,292       $   268,033       $   442,874       $  37,026       $  17,810
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................       (568,480)         (797,083)         (338,737)        (26,382)        (19,852)
    Administrative
     expense.................        (39,606)          (54,578)          (23,614)         (1,942)         (1,449)
                                 -----------       -----------       -----------       ---------       ---------
    Net investment
     income (loss)...........      2,765,206          (583,628)           80,523           8,702          (3,491)
                                 -----------       -----------       -----------       ---------       ---------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................      9,895,447        25,852,217         6,090,273         366,491         397,530
    Cost of investments
     sold....................     10,437,244        25,852,217         9,463,097         574,431         680,217
                                 -----------       -----------       -----------       ---------       ---------
    Realized gains
     (losses) on fund
     shares..................       (541,797)               --        (3,372,824)       (207,940)       (282,687)
Realized gain
 distributions...............        159,279                --            75,410              --              --
                                 -----------       -----------       -----------       ---------       ---------
    Net realized gains
     (losses)................       (382,518)               --        (3,297,414)       (207,940)       (282,687)
Change in unrealized gains
 (losses)....................      2,610,683                --         8,521,126         668,827         626,288
                                 -----------       -----------       -----------       ---------       ---------
    Net realized and
     unrealized gains
     (losses) on
     investments.............      2,228,165                --         5,223,712         460,887         343,601
                                 -----------       -----------       -----------       ---------       ---------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $ 4,993,371       $  (583,628)      $ 5,304,235       $ 469,589       $ 340,110
                                 ===========       ===========       ===========       =========       =========



                                J.P. Morgan
                              Series Trust II
                                Sub-Account
                              ----------------
                                JPMorgan IT
                                   Small
                                  Cap Core
                              Portfolio (i)(j)
                              ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $   3,935
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................      (15,644)
    Administrative
     expense.................       (1,147)
                                 ---------
    Net investment
     income (loss)...........      (12,856)
                                 ---------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................      223,445
    Cost of investments
     sold....................      290,627
                                 ---------
    Realized gains
     (losses) on fund
     shares..................      (67,182)
Realized gain
 distributions...............           --
                                 ---------
    Net realized gains
     (losses)................      (67,182)
Change in unrealized gains
 (losses)....................     (318,559)
                                 ---------
    Net realized and
     unrealized gains
     (losses) on
     investments.............     (385,741)
                                 ---------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $(398,597)
                                 =========

--------
(i)On April 24, 2009, Small Company merged to JPMorgan IT Small Cap Core Portfolio Appreciation
(j)For the period beginning April 25, 2009 and ended December 31, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                   J.P. Morgan   Janus Aspen  Janus Aspen    Janus Aspen  Janus Aspen  Janus Aspen
                                 Series Trust II   Series        Series        Series       Series       Series
                                   Sub-Account   Sub-Account  Sub-Account    Sub-Account  Sub-Account  Sub-Account
                                 --------------- ----------- -------------- ------------- ----------- -------------
                                      Small                                                  Forty        Janus
                                 Company (i)(k)   Balanced   Enterprise (l) Flexible Bond  Portfolio  Portfolio (m)
                                 --------------- ----------- -------------- ------------- ----------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.......................   $    8,393    $  942,944   $        --    $  729,072   $    1,723   $    74,816
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................       (6,192)     (425,779)     (210,838)     (230,249)     (64,065)     (184,633)
   Administrative expense.......         (454)      (35,873)      (17,993)      (17,502)      (4,498)      (16,816)
                                   ----------    ----------   -----------    ----------   ----------   -----------
   Net investment income
     (loss).....................        1,747       481,292      (228,831)      481,321      (66,840)     (126,633)
                                   ----------    ----------   -----------    ----------   ----------   -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........    2,468,733     6,612,312     2,870,363     3,854,642    1,249,317     2,874,377
   Cost of investments sold.....    2,569,075     6,597,584     4,121,226     3,797,637    1,406,816     3,989,725
                                   ----------    ----------   -----------    ----------   ----------   -----------
   Realized gains (losses) on
     fund shares................     (100,342)       14,728    (1,250,863)       57,005     (157,499)   (1,115,348)
Realized gain distributions.....       25,521     1,216,289            --        14,373           --            --
                                   ----------    ----------   -----------    ----------   ----------   -----------
   Net realized gains (losses)..      (74,821)    1,231,017    (1,250,863)       71,378     (157,499)   (1,115,348)
Change in unrealized
  gains (losses)................      768,131     5,083,769     7,103,955     1,239,476    1,818,971     5,423,321
                                   ----------    ----------   -----------    ----------   ----------   -----------
   Net realized and unrealized
     gains (losses) on
     investments................      693,310     6,314,786     5,853,092     1,310,854    1,661,472     4,307,973
                                   ----------    ----------   -----------    ----------   ----------   -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS....................   $  695,057    $6,796,078   $ 5,624,261    $1,792,175   $1,594,632   $ 4,181,340
                                   ==========    ==========   ===========    ==========   ==========   ===========

--------
(i)On April 24, 2009, Small Company merged to JPMorgan IT Small Cap Core Portfolio Appreciation
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(l)Previously known as Mid Cap Growth
(m)Previously known as Large Cap Growth

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                            Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen
                             Janus Aspen       Series           Series           Series           Series           Series
                               Series     (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                             Sub-Account    Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                            ------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                 INTECH
                                                                              Risk-Managed                    Perkins Mid Cap
                                              Balanced     Forty Portfolio   Core Portfolio      Overseas     Value Portfolio
                                              (Service         (Service         (Service         (Service         (Service
                            Worldwide (n)     Shares)          Shares)          Shares)        Shares) (o)      Shares) (p)
                            ------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $   201,805     $  243,910       $      760       $   34,888      $    33,467      $    53,106
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........     (189,154)      (130,105)         (83,641)         (45,453)        (115,503)        (231,197)
   Administrative
     expense...............      (17,473)        (8,933)          (5,683)          (3,106)          (8,230)         (15,839)
                             -----------     ----------       ----------       ----------      -----------      -----------
   Net investment
     income (loss).........       (4,822)       104,872          (88,564)         (13,671)         (90,266)        (193,930)
                             -----------     ----------       ----------       ----------      -----------      -----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................    2,890,484      1,755,940        1,619,635          832,874        2,209,320        4,006,933
   Cost of investments
     sold..................    4,118,860      1,862,817        1,943,723        1,319,420        3,640,497        5,278,984
                             -----------     ----------       ----------       ----------      -----------      -----------
   Realized gains
     (losses) on fund
     shares................   (1,228,376)      (106,877)        (324,088)        (486,546)      (1,431,177)      (1,272,051)
Realized gain
  distributions............           --        322,040               --               --          223,113          427,929
                             -----------     ----------       ----------       ----------      -----------      -----------
   Net realized gains
     (losses)..............   (1,228,376)       215,163         (324,088)        (486,546)      (1,208,064)        (844,122)
Change in unrealized
  gains (losses)...........    5,615,187      1,614,436        2,365,707        1,065,211        5,531,968        5,245,991
                             -----------     ----------       ----------       ----------      -----------      -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........    4,386,811      1,829,599        2,041,619          578,665        4,323,904        4,401,869
                             -----------     ----------       ----------       ----------      -----------      -----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............  $ 4,381,989     $1,934,471       $1,953,055       $  564,994      $ 4,233,638      $ 4,207,939
                             ===========     ==========       ==========       ==========      ===========      ===========

--------
(n)Previously known as Worldwide Growth
(o)Previously known as International Growth (Service Shares)
(p)Previously known as Mid Cap Value (Service Shares)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                                                                             Legg Mason       Legg Mason
                                Janus Aspen      Janus Aspen       Lazard       Lazard        Partners         Partners
                                   Series           Series       Retirement   Retirement      Variable         Variable
                              (Service Shares) (Service Shares) Series, Inc. Series, Inc.   Income Trust     Income Trust
                                Sub-Account      Sub-Account    Sub-Account   Sub-Account    Sub-Account     Sub-Account
                              ---------------- ---------------- ------------ ------------- --------------- ----------------
                                                                                             Legg Mason       Legg Mason
                                  Perkins                                                    ClearBridge    Western Asset
                               Small Company                                                  Variable     Variable Global
                              Value Portfolio     Worldwide       Emerging                   Fundamental      High Yield
                                  (Service         (Service       Markets    International      Value            Bond
                               Shares) (q)(r)    Shares) (s)       Equity       Equity     Portfolio I (t) Portfolio II (u)
                              ---------------- ---------------- ------------ ------------- --------------- ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................   $        --        $ 17,439      $  185,458    $  31,786     $   75,661      $ 1,584,600
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................       (15,572)        (19,408)        (91,549)     (17,637)       (80,684)        (255,231)
   Administrative
     expense.................        (1,080)         (1,388)         (6,594)      (1,283)        (5,716)         (17,597)
                                -----------        --------      ----------    ---------     ----------      -----------
   Net investment income
     (loss)..................       (16,652)         (3,357)         87,315       12,866        (10,739)       1,311,772
                                -----------        --------      ----------    ---------     ----------      -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.......     3,862,846         411,934       1,669,341      451,605      1,236,365        5,866,625
   Cost of investments
     sold....................     6,225,546         498,123       2,133,971      607,502      1,994,477        8,131,381
                                -----------        --------      ----------    ---------     ----------      -----------
   Realized gains (losses)
     on fund shares..........    (2,362,700)        (86,189)       (464,630)    (155,897)      (758,112)      (2,264,756)
Realized gain distributions..            --              --              --           --             --               --
                                -----------        --------      ----------    ---------     ----------      -----------
   Net realized gains
     (losses)................    (2,362,700)        (86,189)       (464,630)    (155,897)      (758,112)      (2,264,756)
Change in unrealized gains
  (losses)...................     2,145,944         504,899       3,716,472      373,365      2,166,617        8,188,402
                                -----------        --------      ----------    ---------     ----------      -----------
   Net realized and
     unrealized gains
     (losses) on
     investments.............      (216,756)        418,710       3,251,842      217,468      1,408,505        5,923,646
                                -----------        --------      ----------    ---------     ----------      -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................   $  (233,408)       $415,353      $3,339,157    $ 230,334     $1,397,766      $ 7,235,418
                                ===========        ========      ==========    =========     ==========      ===========

--------
(q)Previously known as Small Company Value (Service Shares)
(r)For the period beginning January 1, 2009 and ended April 30, 2009
(s)Previously known as Worldwide Growth (Service Shares)
(t)Previously known as Legg Mason Variable Fundamental Value Portfolio
(u)Previously known as Legg Mason Variable Global High Yield Bond II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                    Legg Mason         MFS         MFS         MFS         MFS         MFS
                                     Partners       Variable    Variable    Variable    Variable     Variable
                                     Variable       Insurance   Insurance   Insurance   Insurance   Insurance
                                 Portfolios I, Inc    Trust       Trust       Trust       Trust       Trust
                                    Sub-Account    Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                 ----------------- ----------- ----------- ----------- ----------- ------------
                                    Legg Mason
                                    ClearBridge
                                     Variable                      MFS
                                     Investors         MFS      Investors    MFS New       MFS         MFS
                                  Portfolio I (v)    Growth       Trust     Discovery   Research   Total Return
                                 ----------------- ----------- ----------- ----------- ----------- ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.......................    $  150,078     $   13,032   $  57,091  $       --   $ 24,714   $   650,622
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................      (113,542)       (57,651)    (51,452)    (93,059)   (23,652)     (234,636)
   Administrative expense.......        (8,064)        (3,932)     (3,488)     (6,310)    (1,702)      (16,670)
                                    ----------     ----------   ---------  ----------   --------   -----------
   Net investment income
     (loss).....................        28,472        (48,551)      2,151     (99,369)      (640)      399,316
                                    ----------     ----------   ---------  ----------   --------   -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........     2,061,916      1,573,876     815,844   1,171,681    290,595     3,970,593
   Cost of investments
     sold.......................     2,806,857      1,870,942     978,080   1,569,942    345,574     4,988,966
                                    ----------     ----------   ---------  ----------   --------   -----------
   Realized gains (losses) on
     fund shares................      (744,941)      (297,066)   (162,236)   (398,261)   (54,979)   (1,018,373)
Realized gain distributions.....            --             --          --          --         --            --
                                    ----------     ----------   ---------  ----------   --------   -----------
   Net realized gains
     (losses)...................      (744,941)      (297,066)   (162,236)   (398,261)   (54,979)   (1,018,373)
Change in unrealized gains
  (losses)......................     2,321,511      1,540,317     940,500   3,511,393    494,778     3,055,119
                                    ----------     ----------   ---------  ----------   --------   -----------
   Net realized and unrealized
     gains (losses) on
     investments................     1,576,570      1,243,251     778,264   3,113,132    439,799     2,036,746
                                    ----------     ----------   ---------  ----------   --------   -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS....................    $1,605,042     $1,194,700   $ 780,415  $3,013,763   $439,159   $ 2,436,062
                                    ==========     ==========   =========  ==========   ========   ===========

--------
(v)Previously known as Legg Mason Variable Investors Portfolio I

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                    MFS             MFS             MFS             MFS             MFS             MFS
                                 Variable        Variable        Variable        Variable        Variable        Variable
                                 Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                   Trust           Trust           Trust           Trust           Trust           Trust
                              (Service Class) (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------- --------------- --------------- --------------- --------------- ---------------
                                                    MFS
                                    MFS          Investor           MFS             MFS             MFS             MFS
                                High Income    Growth Stock   Investors Trust  New Discovery   Total Return      Utilities
                              (Service Class) (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                              --------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................   $  519,869      $   43,260       $  24,558      $       --      $  386,873      $  239,458
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................      (91,289)       (139,681)        (27,520)        (64,700)       (169,322)        (71,396)
   Administrative
     expense.................       (6,233)         (9,714)         (1,848)         (4,523)        (11,548)         (5,059)
                                ----------      ----------       ---------      ----------      ----------      ----------
   Net investment income
     (loss)..................      422,347        (106,135)         (4,810)        (69,223)        206,003         163,003
                                ----------      ----------       ---------      ----------      ----------      ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.......    1,945,097       2,822,095         504,331       1,478,983       1,861,987       1,828,163
   Cost of investments
     sold....................    2,650,943       3,448,309         622,528       2,048,272       2,416,699       2,303,019
                                ----------      ----------       ---------      ----------      ----------      ----------
   Realized gains (losses)
     on fund shares..........     (705,846)       (626,214)       (118,197)       (569,289)       (554,712)       (474,856)
Realized gain distributions..           --              --              --              --              --              --
                                ----------      ----------       ---------      ----------      ----------      ----------
   Net realized gains
     (losses)................     (705,846)       (626,214)       (118,197)       (569,289)       (554,712)       (474,856)
Change in unrealized gains
  (losses)...................    2,472,687       3,740,008         549,774       2,737,803       2,075,819       1,661,338
                                ----------      ----------       ---------      ----------      ----------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments.............    1,766,841       3,113,794         431,577       2,168,514       1,521,107       1,186,482
                                ----------      ----------       ---------      ----------      ----------      ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................   $2,189,188      $3,007,659       $ 426,767      $2,099,291      $1,727,110      $1,349,485
                                ==========      ==========       =========      ==========      ==========      ==========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                   MFS         Oppenheimer     Oppenheimer     Oppenheimer
                                Variable        Variable        Variable        Variable     Panorama Series    PIMCO
                                Insurance     Account Funds   Account Funds   Account Funds    Fund, Inc.      Variable
                                  Trust      (Service Shares (Service Shares (Service Shares (Service Shares  Insurance
                             (Service Class)     ("SS"))         ("SS"))         ("SS"))         ("SS"))        Trust
                               Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account   Sub-Account
                             --------------- --------------- --------------- --------------- --------------- ------------
                                                               Oppenheimer
                                   MFS         Oppenheimer     Main Street     Oppenheimer     Oppenheimer   Foreign Bond
                                  Value          Global         Small Cap      MidCap Fund    International  (US Dollar-
                             (Service Class) Securities (SS)    Fund (SS)         (SS)         Growth (SS)     Hedged)
                             --------------- --------------- --------------- --------------- --------------- ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................   $   54,312      $   204,129     $   177,882      $      --       $ 24,054      $  686,825
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................      (61,079)        (156,042)       (397,297)       (23,850)       (28,726)       (291,182)
   Administrative
     expense................       (4,266)         (10,547)        (27,608)        (1,636)        (2,512)        (20,864)
                               ----------      -----------     -----------      ---------       --------      ----------
   Net investment income
     (loss).................      (11,033)          37,540        (247,023)       (25,486)        (7,184)        374,779
                               ----------      -----------     -----------      ---------       --------      ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......    1,543,819        3,060,218       6,206,727        366,230        528,745       6,410,574
   Cost of investments
     sold...................    1,997,761        4,261,918       8,641,275        604,823        613,428       6,565,348
                               ----------      -----------     -----------      ---------       --------      ----------
   Realized gains (losses)
     on fund shares.........     (453,942)      (1,201,700)     (2,434,548)      (238,593)       (84,683)       (154,774)
Realized gain distributions.           --          226,365              --             --             --       2,163,679
                               ----------      -----------     -----------      ---------       --------      ----------
   Net realized gains
     (losses)...............     (453,942)        (975,335)     (2,434,548)      (238,593)       (84,683)      2,008,905
Change in unrealized gains
  (losses)..................    1,201,041        4,250,512      10,732,269        701,845        747,016         198,579
                               ----------      -----------     -----------      ---------       --------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............      747,099        3,275,177       8,297,721        463,252        662,333       2,207,484
                               ----------      -----------     -----------      ---------       --------      ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS................   $  736,066      $ 3,312,717     $ 8,050,698      $ 437,766       $655,149      $2,582,263
                               ==========      ===========     ===========      =========       ========      ==========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                    PIMCO        PIMCO       PIMCO         PIMCO
                                  Variable     Variable     Variable     Variable
                                  Insurance    Insurance   Insurance     Insurance     Premier      Premier
                                    Trust        Trust       Trust         Trust         VIT          VIT
                                 Sub-Account  Sub-Account Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                 -----------  ----------- ------------ ------------- -----------  ------------
                                                                       StocksPLUS(R)    NACM
                                                                        Growth and    Small Cap
                                    Money        PIMCO       PIMCO        Income      Portfolio      OpCap
                                   Market     Real Return Total Return Portfolio (w) Class I (x)  Balanced (k)
                                 -----------  ----------- ------------ ------------- -----------  ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................... $    62,119  $  890,060  $ 5,557,809   $   151,575  $     4,255  $   431,465
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................    (796,181)   (432,855)  (1,507,435)      (20,855)    (116,130)     (45,317)
   Administrative expense.......     (55,563)    (29,695)    (108,628)       (1,509)      (8,311)      (3,241)
                                 -----------  ----------  -----------   -----------  -----------  -----------
   Net investment income
     (loss).....................    (789,625)    427,510    3,941,746       129,211     (120,186)     382,907
                                 -----------  ----------  -----------   -----------  -----------  -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........  26,910,392   8,845,433   24,094,758     3,187,055    1,975,606   11,468,958
   Cost of investments
     sold.......................  26,910,392   9,302,274   23,376,496     5,137,321    4,200,285   20,352,990
                                 -----------  ----------  -----------   -----------  -----------  -----------
   Realized gains (losses) on
     fund shares................          --    (456,841)     718,262    (1,950,266)  (2,224,679)  (8,884,032)
Realized gain distributions.....          --   1,131,452    3,322,269            --           --           --
                                 -----------  ----------  -----------   -----------  -----------  -----------
   Net realized gains
     (losses)...................          --     674,611    4,040,531    (1,950,266)  (2,224,679)  (8,884,032)
Change in unrealized gains
  (losses)......................          --   3,403,533    4,258,516     1,802,908    3,334,425    7,912,303
                                 -----------  ----------  -----------   -----------  -----------  -----------
   Net realized and
     unrealized gains (losses)
     on investments.............          --   4,078,144    8,299,047      (147,358)   1,109,746     (971,729)
                                 -----------  ----------  -----------   -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................... $  (789,625) $4,505,654  $12,240,793   $   (18,147) $   989,560  $  (588,822)
                                 ===========  ==========  ===========   ===========  ===========  ===========

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(w)For the period beginning January 1, 2009 and ended July 17, 2009
(x)Previously known as NACM Small Cap

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                           Putnam       Putnam        RidgeWorth       RidgeWorth         Rydex
                              Premier     Variable     Variable        Variable         Variable        Variable
                                VIT         Trust        Trust          Trust            Trust            Trust
                            Sub-Account  Sub-Account  Sub-Account    Sub-Account      Sub-Account      Sub-Account
                            -----------  ----------- ------------- ---------------- ---------------- ---------------
                                                          VT
                                                     International    RidgeWorth       RidgeWorth       Rydex VT
                               OpCap         VT       Growth and      Large Cap        Large Cap         All-Cap
                            Equity (k)   High Yield     Income     Growth Stock (k) Value Equity (k) Opportunity (y)
                            -----------  ----------- ------------- ---------------- ---------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................. $    49,942  $  524,659   $        --     $   10,834       $   20,713      $    2,699
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........     (11,387)    (72,613)      (64,876)        (4,449)          (6,691)        (40,464)
   Administrative
     expense...............        (839)     (5,154)       (4,803)          (326)            (475)         (2,814)
                            -----------  ----------   -----------     ----------       ----------      ----------
   Net investment
     income (loss).........      37,716     446,892       (69,679)         6,059           13,547         (40,579)
                            -----------  ----------   -----------     ----------       ----------      ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................   2,887,858   1,601,705     1,057,807      1,251,833        1,719,941         843,998
   Cost of investments
     sold..................   5,395,624   2,059,401     2,061,478      2,101,009        2,623,635       1,097,519
                            -----------  ----------   -----------     ----------       ----------      ----------
   Realized gains
     (losses) on fund
     shares................  (2,507,766)   (457,696)   (1,003,671)      (849,176)        (903,694)       (253,521)
Realized gain
  distributions............          --          --            --             --               --              --
                            -----------  ----------   -----------     ----------       ----------      ----------
   Net realized gains
     (losses)..............  (2,507,766)   (457,696)   (1,003,671)      (849,176)        (903,694)       (253,521)
Change in unrealized
  gains (losses)...........   2,344,625   1,996,263     2,069,060        845,916          774,116         953,454
                            -----------  ----------   -----------     ----------       ----------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........    (163,141)  1,538,567     1,065,389         (3,260)        (129,578)        699,933
                            -----------  ----------   -----------     ----------       ----------      ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS............... $  (125,425) $1,985,459   $   995,710     $    2,799       $ (116,031)     $  659,354
                            ===========  ==========   ===========     ==========       ==========      ==========

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(y)Previously known as Rydex Sector Rotation

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------


                                        Rydex    T. Rowe Price T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price
                                      Variable      Equity        Equity        Equity         Equity          Equity
                                        Trust    Series, Inc.  Series, Inc.  Series, Inc.  Series, Inc. II Series, Inc. II
                                     Sub-Account  Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account
                                     ----------- ------------- ------------- ------------- --------------- ---------------
                                      Rydex VT
                                     Nasdaq 100                T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price
                                      Strategy   T. Rowe Price    Mid-Cap     New America     Blue Chip        Equity
                                        Fund     Equity Income    Growth        Growth        Growth II       Income II
                                     ----------- ------------- ------------- ------------- --------------- ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends...........................  $     --    $   331,312   $       --    $       --     $        --     $   528,970
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.......   (17,832)      (241,024)    (188,213)      (40,184)       (276,802)       (448,430)
   Administrative expense...........    (1,236)       (16,643)     (12,891)       (2,811)        (19,151)        (30,840)
                                      --------    -----------   ----------    ----------     -----------     -----------
   Net investment income
     (loss).........................   (19,068)        73,645     (201,104)      (42,995)       (295,953)         49,700
                                      --------    -----------   ----------    ----------     -----------     -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..............   427,761      3,519,901    2,403,714     1,146,225       4,989,788       7,563,341
   Cost of investments sold.........   470,134      4,963,710    2,870,656     1,360,097       6,255,273      11,131,274
                                      --------    -----------   ----------    ----------     -----------     -----------
   Realized gains (losses) on fund
     shares.........................   (42,373)    (1,443,809)    (466,942)     (213,872)     (1,265,485)     (3,567,933)
Realized gain distributions.........        --             --       14,432            --              --              --
                                      --------    -----------   ----------    ----------     -----------     -----------
   Net realized gains (losses)......   (42,373)    (1,443,809)    (452,510)     (213,872)     (1,265,485)     (3,567,933)
Change in unrealized gains
  (losses)..........................   549,792      4,938,931    5,329,028     1,352,040       7,793,480      10,184,891
                                      --------    -----------   ----------    ----------     -----------     -----------
   Net realized and unrealized
     gains (losses) on
     investments....................   507,419      3,495,122    4,876,518     1,138,168       6,527,995       6,616,958
                                      --------    -----------   ----------    ----------     -----------     -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS........................  $488,351    $ 3,568,767   $4,675,414    $1,095,173     $ 6,232,042     $ 6,666,658
                                      ========    ===========   ==========    ==========     ===========     ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                                                                                     The Universal
                             T. Rowe Price The Universal The Universal The Universal The Universal   Institutional
                             International Institutional Institutional Institutional Institutional    Funds, Inc.
                             Series, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.     (Class II)
                              Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account     Sub-Account
                             ------------- ------------- ------------- ------------- ------------- -----------------
                             T. Rowe Price  Van Kampen    Van Kampen    Van Kampen    Van Kampen      Van Kampen
                             International  UIF Capital       UIF       UIF Mid Cap    UIF U.S.       UIF Capital
                                 Stock        Growth      High Yield      Growth     Mid Cap Value Growth (Class II)
                             ------------- ------------- ------------- ------------- ------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $  124,114    $       --    $  334,631    $       --    $   254,031     $       --
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................     (64,037)     (178,600)      (53,842)      (45,871)      (281,262)       (28,412)
   Administrative
     expense................      (4,477)      (12,875)       (3,921)       (3,361)       (20,340)        (1,999)
                              ----------    ----------    ----------    ----------    -----------     ----------
   Net investment income
     (loss).................      55,600      (191,475)      276,868       (49,232)       (47,571)       (30,411)
                              ----------    ----------    ----------    ----------    -----------     ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......     882,161     3,390,119     1,192,947     1,369,670      4,955,180        679,502
   Cost of investments
     sold...................   1,288,661     3,511,102       924,564     1,938,051      8,782,113        783,086
                              ----------    ----------    ----------    ----------    -----------     ----------
   Realized gains (losses)
     on fund shares.........    (406,500)     (120,983)      268,383      (568,381)    (3,826,933)      (103,584)
Realized gain
  distributions.............          --            --            --            --             --             --
                              ----------    ----------    ----------    ----------    -----------     ----------
   Net realized gains
     (losses)...............    (406,500)     (120,983)      268,383      (568,381)    (3,826,933)      (103,584)
Change in unrealized gains
  (losses)..................   2,156,630     6,481,011       765,656     2,061,423     10,139,646      1,069,055
                              ----------    ----------    ----------    ----------    -----------     ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............   1,750,130     6,360,028     1,034,039     1,493,042      6,312,713        965,471
                              ----------    ----------    ----------    ----------    -----------     ----------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM
  OPERATIONS................  $1,805,730    $6,168,553    $1,310,907    $1,443,810    $ 6,265,142     $  935,060
                              ==========    ==========    ==========    ==========    ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                              The Universal   Van Eck      Van Eck      Van Eck      Van Kampen      Van Kampen
                              Institutional  Worldwide    Worldwide    Worldwide   Life Investment Life Investment
                               Funds, Inc.   Insurance    Insurance    Insurance        Trust           Trust
                               (Class II)      Trust        Trust        Trust       (Class II)      (Class II)
                               Sub-Account  Sub-Account  Sub-Account  Sub-Account    Sub-Account     Sub-Account
                              ------------- ------------ -----------  -----------  --------------- ---------------
                                              Van Eck
                               Van Kampen    Worldwide     Van Eck
                              UIF U.S. Real  Multi-Mgr    Worldwide     Van Eck          LIT         LIT Growth
                                 Estate     Alternative-  Emerging     Worldwide     Government      and Income
                               (Class II)   (Class I)(z)   Markets    Hard Assets    (Class II)      (Class II)
                              ------------- ------------ -----------  -----------  --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................  $   479,163   $    5,988  $     8,835  $    21,746    $  607,736      $ 1,263,063
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................     (244,419)     (31,934)     (91,393)    (142,652)     (145,457)        (504,562)
   Administrative
     expense.................      (16,443)      (2,263)      (6,333)      (9,675)      (10,131)         (35,695)
                               -----------   ----------  -----------  -----------    ----------      -----------
   Net investment income
     (loss)..................      218,301      (28,209)     (88,891)    (130,581)      452,148          722,806
                               -----------   ----------  -----------  -----------    ----------      -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.......    6,017,076    1,074,489    2,125,167    5,460,444     4,397,243        8,582,289
   Cost of investments
     sold....................   11,910,435    1,164,288    4,972,106    6,786,947     4,466,235       11,434,173
                               -----------   ----------  -----------  -----------    ----------      -----------
   Realized gains (losses)
     on fund shares..........   (5,893,359)     (89,799)  (2,846,939)  (1,326,503)      (68,992)      (2,851,884)
Realized gain distributions..           --      125,745      357,191       43,123            --               --
                               -----------   ----------  -----------  -----------    ----------      -----------
   Net realized gains
     (losses)................   (5,893,359)      35,946   (2,489,748)  (1,283,380)      (68,992)      (2,851,884)
Change in unrealized gains
  (losses)...................   10,273,439      247,871    6,855,521    5,168,054      (471,798)       9,294,865
                               -----------   ----------  -----------  -----------    ----------      -----------
   Net realized and
     unrealized gains
     (losses) on
     investments.............    4,380,080      283,817    4,365,773    3,884,674      (540,790)       6,442,981
                               -----------   ----------  -----------  -----------    ----------      -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................  $ 4,598,381   $  255,608  $ 4,276,882  $ 3,754,093    $  (88,642)     $ 7,165,787
                               ===========   ==========  ===========  ===========    ==========      ===========

--------
(z)Previously known as Van Eck Worldwide Absolute Return

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------


                                                                Van Kampen
                                                              Life Investment
                                                                   Trust       Wells Fargo    Wells Fargo
                                                                (Class II)    Variable Trust Variable Trust
                                                                Sub-Account    Sub-Account    Sub-Account
                                                              --------------- -------------- --------------
                                                                LIT Mid Cap    Wells Fargo    Wells Fargo
                                                                  Growth       VT Advantage   VT Advantage
                                                                (Class II)      Discovery     Opportunity
                                                              --------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................................   $        --     $       --    $        --
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk................................       (83,974)       (51,217)      (113,955)
   Administrative expense....................................        (5,919)        (3,513)        (7,863)
                                                                -----------     ----------    -----------
   Net investment income (loss)..............................       (89,893)       (54,730)      (121,818)
                                                                -----------     ----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales.......................................     2,291,646      1,102,107      1,699,050
   Cost of investments sold..................................     3,644,999      1,297,840      2,943,437
                                                                -----------     ----------    -----------
   Realized gains (losses) on fund shares....................    (1,353,353)      (195,733)    (1,244,387)
Realized gain distributions..................................            --             --             --
                                                                -----------     ----------    -----------
   Net realized gains (losses)...............................    (1,353,353)      (195,733)    (1,244,387)
Change in unrealized gains (losses)..........................     3,939,648      1,375,541      4,320,471
                                                                -----------     ----------    -----------
   Net realized and unrealized gains (losses) on investments.     2,586,295      1,179,808      3,076,084
                                                                -----------     ----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.................................................   $ 2,496,402     $1,125,078    $ 2,954,266
                                                                ===========     ==========    ===========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               AIM Variable            AIM Variable           AIM Variable
                                                Insurance               Insurance               Insurance
                                                  Funds                   Funds              Funds Series II
                                               Sub-Account             Sub-Account             Sub-Account
                                        -------------------------  -------------------  ------------------------
                                                                        AIM V. I.
                                                AIM V. I.                Capital                AIM V. I.
                                               Basic Value             Appreciation          Basic Value II
                                        -------------------------  -------------------  ------------------------
                                            2009         2008        2009       2008        2009         2008
                                        -----------  ------------  --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $     9,149  $   (109,225) $ (4,443) $ (11,114) $   (23,474) $   (93,159)
Net realized gains (losses)............  (2,264,688)   (1,823,522)  (34,314)    (9,011)  (1,386,153)   1,195,515
Change in unrealized gains
  (losses).............................   6,073,371   (12,473,067)  123,767   (361,446)   3,644,515   (6,893,136)
                                        -----------  ------------  --------  ---------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................   3,817,832   (10,758,770)   85,010   (381,571)   2,234,888   (5,790,780)
                                        -----------  ------------  --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      57,606       135,634       668      7,857       30,487       59,813
Benefit payments.......................     (85,318)     (226,165)   (8,960)   (12,435)     (28,763)     (43,855)
Payments on termination................  (1,204,431)   (1,739,323)  (37,891)   (29,764)    (593,363)  (1,091,592)
Loans--net.............................         100            34        --         --          206           --
Policy maintenance charge..............      (4,422)       (5,597)       --         --      (19,653)     (22,472)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................    (508,755)   (1,022,699)   12,685      5,381     (554,644)     677,136
                                        -----------  ------------  --------  ---------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................  (1,745,220)   (2,858,116)  (33,498)   (28,961)  (1,165,730)    (420,970)
                                        -----------  ------------  --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................   2,072,612   (13,616,886)   51,512   (410,532)   1,069,158   (6,211,750)
NET ASSETS AT BEGINNING
  OF PERIOD............................   9,081,546    22,698,432   489,706    900,238    5,501,363   11,713,113
                                        -----------  ------------  --------  ---------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $11,154,158  $  9,081,546  $541,218  $ 489,706  $ 6,570,521  $ 5,501,363
                                        ===========  ============  ========  =========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................   1,523,804     1,808,905    76,077     79,169      940,356      948,821
       Units issued....................     208,582       305,203     7,546      8,813      134,567      251,572
       Units redeemed..................    (447,757)     (590,304)  (13,039)   (11,905)    (303,115)    (260,037)
                                        -----------  ------------  --------  ---------  -----------  -----------
   Units outstanding at end of
     period............................   1,284,629     1,523,804    70,584     76,077      771,808      940,356
                                        ===========  ============  ========  =========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          AIM Variable             AIM Variable             AIM Variable
                                           Insurance                Insurance                 Insurance
                                        Funds Series II          Funds Series II           Funds Series II
                                          Sub-Account              Sub-Account               Sub-Account
                                    -----------------------  -----------------------  ------------------------
                                           AIM V. I.                AIM V. I.                 AIM V. I.
                                    Capital Appreciation II       Core Equity II       Mid Cap Core Equity II
                                    -----------------------  -----------------------  ------------------------
                                       2009         2008        2009         2008         2009         2008
                                    ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (21,442) $   (41,486) $   (1,771) $     9,853  $   (53,616) $   (52,558)
Net realized gains (losses)........   (135,469)     (12,871)   (262,116)     (86,738)    (726,663)   1,272,817
Change in unrealized gains
  (losses).........................    431,836   (1,368,425)  1,427,294   (2,215,089)   3,192,666   (5,560,563)
                                    ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................    274,925   (1,422,782)  1,163,407   (2,291,974)   2,412,387   (4,340,304)
                                    ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     11,394       20,094      39,312       90,510       52,771      155,370
Benefit payments...................       (826)     (27,644)    (74,513)     (29,375)     (67,825)     (45,928)
Payments on termination............   (197,362)    (205,121)   (521,815)    (574,286)  (1,049,487)  (1,535,730)
Loans--net.........................        538       (1,755)        426          307          247          209
Policy maintenance charge..........     (2,121)      (2,678)    (13,407)     (15,687)     (35,267)     (40,624)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (43,263)    (125,978)   (247,392)    (234,729)    (566,812)  (1,308,713)
                                    ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......   (231,640)    (343,082)   (817,389)    (763,260)  (1,666,373)  (2,775,416)
                                    ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................     43,285   (1,765,864)    346,018   (3,055,234)     746,014   (7,115,720)
NET ASSETS AT BEGINNING
  OF PERIOD........................  1,737,390    3,503,254   4,819,557    7,874,791    9,811,865   16,927,585
                                    ----------  -----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $1,780,675  $ 1,737,390  $5,165,575  $ 4,819,557  $10,557,879  $ 9,811,865
                                    ==========  ===========  ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    243,862      277,852     613,296      687,580    1,026,822    1,243,803
       Units issued................     15,466       23,942     117,557      120,974      112,614      184,285
       Units redeemed..............    (48,866)     (57,932)   (209,189)    (195,258)    (275,335)    (401,266)
                                    ----------  -----------  ----------  -----------  -----------  -----------
   Units outstanding at end of
     period........................    210,462      243,862     521,664      613,296      864,101    1,026,822
                                    ==========  ===========  ==========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            The Alger                 The Alger                 The Alger
                                          American Fund             American Fund             American Fund
                                           Sub-Account               Sub-Account               Sub-Account
                                    -------------------------  -----------------------  ------------------------
                                              Alger                     Alger                     Alger
                                       Capital Appreciation        Growth & Income              LargeCap
                                          Class I-2 (a)             Class I-2 (b)         Growth Class I-2 (c)
                                    -------------------------  -----------------------  ------------------------
                                        2009         2008         2009         2008         2009         2008
                                    -----------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (166,206) $   (259,762) $   63,066  $    77,228  $   (64,866) $  (151,229)
Net realized gains (losses)........       2,441     1,390,999    (521,185)    (226,892)    (610,468)    (195,202)
Change in unrealized gains
  (losses).........................   4,524,954   (10,956,264)  2,093,926   (4,759,322)   3,567,543   (6,726,435)
                                    -----------  ------------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................   4,361,189    (9,825,027)  1,635,807   (4,908,986)   2,892,209   (7,072,866)
                                    -----------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     164,983       360,738      60,851      106,946       57,715      207,069
Benefit payments...................    (100,733)      (49,653)    (52,140)    (124,571)     (33,007)    (137,241)
Payments on termination............  (1,173,579)   (2,550,659)   (887,082)  (2,623,920)    (917,549)  (1,891,253)
Loans--net.........................      (3,485)        2,511        (500)        (909)      (4,651)       1,985
Policy maintenance charge..........     (12,001)      (14,200)     (6,444)      (7,582)      (8,183)      (9,613)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (129,311)   (3,455,670)    (76,201)  (1,121,547)    (481,114)    (363,160)
                                    -----------  ------------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......  (1,254,126)   (5,706,933)   (961,516)  (3,771,583)  (1,386,789)  (2,192,213)
                                    -----------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................   3,107,063   (15,531,960)    674,291   (8,680,569)   1,505,420   (9,265,079)
NET ASSETS AT BEGINNING
  OF PERIOD........................   9,783,844    25,315,804   6,152,396   14,832,965    7,311,617   16,576,696
                                    -----------  ------------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $12,890,907  $  9,783,844  $6,826,687  $ 6,152,396  $ 8,817,037  $ 7,311,617
                                    ===========  ============  ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................   1,186,081     1,641,453     859,186    1,212,724    1,163,041    1,383,220
      Units issued.................     123,791       162,147      65,635       55,578       67,594      167,711
      Units redeemed...............    (264,268)     (617,519)   (173,137)    (409,116)    (254,018)    (387,890)
                                    -----------  ------------  ----------  -----------  -----------  -----------
   Units outstanding at end of
     period........................   1,045,604     1,186,081     751,684      859,186      976,617    1,163,041
                                    ===========  ============  ==========  ===========  ===========  ===========

--------
(a)Previously known as Alger American Capital Appreciation Portfolio - Class O
(b)Previously known as Alger American Income & Growth Portfolio - Class O
(c)Previously known as Alger American LargeCap Growth - Class O

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                 The Alger
                                            The Alger                  The Alger               American Fund
                                          American Fund              American Fund              (Series - S)
                                           Sub-Account                Sub-Account               Sub-Account
                                    -------------------------  -------------------------  -----------------------
                                              Alger                      Alger                     Alger
                                          MidCap Growth             SmallCap Growth         Capital Appreciation
                                          Class I-2 (d)              Class I-2 (e)              Class S (f)
                                    -------------------------  -------------------------  -----------------------
                                        2009         2008          2009         2008         2009         2008
                                    -----------  ------------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (219,484) $   (333,032) $  (134,160) $   (189,541) $  (52,932) $   (84,897)
Net realized gains (losses)........  (3,463,063)    6,744,117     (229,706)      596,213    (263,671)      20,269
Change in unrealized gains
  (losses).........................   9,419,593   (26,170,918)   3,621,581    (8,216,437)  1,618,571   (3,170,320)
                                    -----------  ------------  -----------  ------------  ----------  -----------
Increase (decrease) in net assets
  from operations..................   5,737,046   (19,759,833)   3,257,715    (7,809,765)  1,301,968   (3,234,948)
                                    -----------  ------------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     191,301       397,194       74,365       123,578      15,854       52,236
Benefit payments...................     (82,275)      (70,101)     (85,566)      (90,634)         --           --
Payments on termination............  (1,553,072)   (3,283,593)    (742,621)   (1,337,011)   (542,031)    (578,180)
Loans--net.........................         551         6,788        1,224           888          49         (690)
Policy maintenance charge..........     (13,615)      (17,635)      (6,430)       (7,130)     (3,566)      (3,876)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (529,217)   (2,244,754)     332,437      (967,063)   (157,490)    (365,075)
                                    -----------  ------------  -----------  ------------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions.......  (1,986,327)   (5,212,101)    (426,591)   (2,277,372)   (687,184)    (895,585)
                                    -----------  ------------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................   3,750,719   (24,971,934)   2,831,124   (10,087,137)    614,784   (4,130,533)
NET ASSETS AT BEGINNING
  OF PERIOD........................  12,757,689    37,729,623    7,902,148    17,989,285   3,339,782    7,470,315
                                    -----------  ------------  -----------  ------------  ----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $16,508,408  $ 12,757,689  $10,733,272  $  7,902,148  $3,954,566  $ 3,339,782
                                    ===========  ============  ===========  ============  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................   1,604,897     1,906,834    1,184,448     1,414,311     352,411      424,460
      Units issued.................     160,438       221,508      206,863       184,035      65,339      136,396
      Units redeemed...............    (360,491)     (523,445)    (273,965)     (413,898)   (136,991)    (208,445)
                                    -----------  ------------  -----------  ------------  ----------  -----------
   Units outstanding at end of
     period........................   1,404,844     1,604,897    1,117,346     1,184,448     280,759      352,411
                                    ===========  ============  ===========  ============  ==========  ===========

--------
(d)Previously known as Alger American MidCap Growth Portfolio - Class O
(e)Previously known as Alger American SmallCap Growth Portfolio - Class O
(f)Previously known as Alger American Capital Appreciation Portfolio - Class S

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                             DWS Investment
                                           The Alger                 The Alger                  Variable
                                         American Fund             American Fund               Insurance
                                         (Series - S)               (Series - S)              Trust Funds
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  -------------------------  -----------------------
                                             Alger                     Alger                      DWS
                                        LargeCap Growth            MidCap Growth               Equity 500
                                          Class S (g)               Class S (h)               Index VIP B
                                   ------------------------  -------------------------  -----------------------
                                       2009         2008         2009         2008         2009         2008
                                   -----------  -----------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (74,418) $  (178,648) $  (121,261) $   (190,253) $   31,916  $    19,340
Net realized gains (losses).......    (380,817)    (189,607)  (2,165,102)    3,289,367    (104,272)       5,712
Change in unrealized gains
  (losses)........................   3,424,116   (6,536,702)   5,353,631   (12,791,382)    718,544   (1,541,224)
                                   -----------  -----------  -----------  ------------  ----------  -----------
Increase (decrease) in net assets
  from operations.................   2,968,881   (6,904,957)   3,067,268    (9,692,268)    646,188   (1,516,172)
                                   -----------  -----------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      49,902      109,444       71,289       153,060       1,782        5,167
Benefit payments..................     (79,326)     (63,145)    (116,595)     (258,886)         --      (26,527)
Payments on termination...........  (1,117,092)  (1,535,842)    (789,466)   (1,155,816)   (258,407)    (447,515)
Loans--net........................         379         (869)          81            62          --           --
Policy maintenance charge.........      (7,525)      (7,688)     (10,019)      (13,142)         --           --
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     (43,009)     662,142       22,826       669,489     378,470     (248,381)
                                   -----------  -----------  -----------  ------------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,196,671)    (835,958)    (821,884)     (605,233)    121,845     (717,256)
                                   -----------  -----------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   1,772,210   (7,740,915)   2,245,384   (10,297,501)    768,033   (2,233,428)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   7,546,979   15,287,894    6,871,001    17,168,502   2,150,004    4,383,432
                                   -----------  -----------  -----------  ------------  ----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 9,319,189  $ 7,546,979  $ 9,116,385  $  6,871,001  $2,918,037  $ 2,150,004
                                   ===========  ===========  ===========  ============  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     967,485    1,027,817    1,052,086     1,074,617     219,698      276,427
       Units issued...............     161,032      345,898      247,714       279,714      74,912       29,093
       Units redeemed.............    (309,234)    (406,230)    (362,992)     (302,245)    (54,730)     (85,822)
                                   -----------  -----------  -----------  ------------  ----------  -----------
   Units outstanding at end of
     period.......................     819,283      967,485      936,808     1,052,086     239,880      219,698
                                   ===========  ===========  ===========  ============  ==========  ===========

--------
(g)Previously known as Alger American LargeCap Growth Portfolio - Class S
(h)Previously known as Alger American MidCap Growth Portfolio - Class S

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       DWS Investment
                                          Variable
                                         Insurance              DWS Variable              DWS Variable
                                        Trust Funds               Series I                  Series I
                                        Sub-Account              Sub-Account              Sub-Account
                                   ---------------------  ------------------------  -----------------------
                                       DWS Small Cap              DWS Bond                 DWS Global
                                        Index VIP B                 VIP A             Opportunities VIP A
                                   ---------------------  ------------------------  -----------------------
                                      2009       2008         2009         2008        2009         2008
                                   ---------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $     653  $     (939) $   543,751  $   496,314  $    7,687  $  (126,685)
Net realized gains (losses).......   (77,611)     66,574     (577,749)    (323,075)   (489,241)   1,704,193
Change in unrealized gains
  (losses)........................   202,818    (503,356)     662,862   (2,219,134)  2,919,367   (7,972,547)
                                   ---------  ----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations.................   125,860    (437,721)     628,864   (2,045,895)  2,437,813   (6,395,039)
                                   ---------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................         8         640       46,662      117,953      45,580      112,032
Benefit payments..................        --          --      (39,124)    (131,652)    (10,816)     (49,204)
Payments on termination...........   (43,374)   (135,471)  (1,250,051)  (1,850,642)   (514,235)  (1,839,538)
Loans--net........................        --          --       (5,223)        (897)        583          413
Policy maintenance charge.........        --          --       (5,641)      (6,707)     (4,758)      (5,674)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................  (128,804)   (240,502)    (342,516)  (1,396,840)     95,208     (794,787)
                                   ---------  ----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (172,170)   (375,333)  (1,595,893)  (3,268,785)   (388,438)  (2,576,758)
                                   ---------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (46,310)   (813,054)    (967,029)  (5,314,680)  2,049,375   (8,971,797)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   708,392   1,521,446    8,438,185   13,752,865   5,586,551   14,558,348
                                   ---------  ----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 662,082  $  708,392  $ 7,471,156  $ 8,438,185  $7,635,926  $ 5,586,551
                                   =========  ==========  ===========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    59,901      83,382      733,338      979,765     602,970      744,709
       Units issued...............     4,267       4,036       79,689       97,448      68,374       88,935
       Units redeemed.............   (19,148)    (27,517)    (212,965)    (343,875)    (95,455)    (230,674)
                                   ---------  ----------  -----------  -----------  ----------  -----------
   Units outstanding at end of
     period.......................    45,020      59,901      600,062      733,338     575,889      602,970
                                   =========  ==========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         DWS Variable             DWS Variable              DWS Variable
                                           Series I                 Series I                  Series II
                                         Sub-Account               Sub-Account               Sub-Account
                                   -----------------------  ------------------------  ------------------------
                                             DWS                       DWS                       DWS
                                   Growth and Income VIP A     International VIP A         Balanced VIP A
                                   -----------------------  ------------------------  ------------------------
                                      2009         2008         2009         2008         2009         2008
                                   ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    6,088  $    11,472  $   106,230  $   (11,445) $   133,335  $   242,684
Net realized gains (losses).......   (190,624)     372,601     (682,422)     779,281     (337,152)     (98,291)
Change in unrealized gains
  (losses)........................    578,972   (1,355,132)   1,476,205   (4,197,063)   1,243,775   (2,814,755)
                                   ----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    394,436     (971,059)     900,013   (3,429,227)   1,039,958   (2,670,362)
                                   ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      9,557       29,469       24,214       44,070       36,856       75,848
Benefit payments..................    (22,235)     (41,362)    (101,034)    (122,950)    (142,482)     (53,580)
Payments on termination...........   (182,497)    (321,813)    (301,034)    (476,972)    (986,478)  (2,280,466)
Loans--net........................        149           87          355          259          213         (557)
Policy maintenance charge.........     (1,367)      (1,665)      (1,830)      (2,281)      (5,270)      (6,398)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................    103,337      (66,561)    (888,901)     703,832     (154,462)    (170,148)
                                   ----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......    (93,056)    (401,845)  (1,268,230)     145,958   (1,251,623)  (2,435,301)
                                   ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    301,380   (1,372,904)    (368,217)  (3,283,269)    (211,665)  (5,105,663)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  1,359,714    2,732,618    3,363,012    6,646,281    5,723,283   10,828,946
                                   ----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $1,661,094  $ 1,359,714  $ 2,994,795  $ 3,363,012  $ 5,511,618  $ 5,723,283
                                   ==========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    210,620      255,774      517,233      504,335      672,259      910,660
       Units issued...............     34,963       18,352       31,232      174,994       49,831       88,878
       Units redeemed.............    (47,940)     (63,506)    (199,132)    (162,096)    (189,491)    (327,279)
                                   ----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    197,643      210,620      349,333      517,233      532,599      672,259
                                   ==========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Federated                 Federated                 Federated
                                           Insurance                 Insurance                 Insurance
                                             Series                   Series                    Series
                                          Sub-Account               Sub-Account               Sub-Account
                                    -----------------------  ------------------------  ------------------------
                                                                  Federated Fund
                                           Federated                 for U.S.               Federated High
                                            Capital                 Government                Income Bond
                                         Income Fund II            Securities II                Fund II
                                    -----------------------  ------------------------  ------------------------
                                       2009         2008         2009         2008         2009         2008
                                    ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  183,058  $   210,630  $   938,929  $ 1,091,462  $ 1,443,357  $ 1,604,012
Net realized gains (losses)........   (204,612)    (236,448)     (31,804)     (94,061)  (1,117,610)    (809,303)
Change in unrealized gains
  (losses).........................    962,960   (1,142,399)      16,758     (262,299)   5,537,892   (6,002,602)
                                    ----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................    941,406   (1,168,217)     923,883      735,102    5,863,639   (5,207,893)
                                    ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     20,669      207,072      371,363      417,654      120,796      280,173
Benefit payments...................    (53,025)     (58,366)    (357,414)    (479,848)    (220,247)    (280,222)
Payments on termination............   (566,757)    (983,777)  (4,480,374)  (4,606,487)  (1,995,944)  (2,765,347)
Loans--net.........................         --           99       (4,464)       2,723       (8,324)         874
Policy maintenance charge..........     (2,875)      (3,226)     (13,320)     (13,577)      (9,760)      (9,684)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    311,944      229,296     (845,861)     608,315     (470,910)  (1,488,510)
                                    ----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......   (290,044)    (609,902)  (5,330,070)  (4,071,220)  (2,584,389)  (4,262,716)
                                    ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................    651,362   (1,777,119)  (4,406,187)  (3,336,118)   3,279,250   (9,470,609)
NET ASSETS AT BEGINNING
  OF PERIOD........................  3,846,359    5,623,478   28,120,328   31,456,446   12,901,546   22,372,155
                                    ----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $4,497,721  $ 3,846,359  $23,714,141  $28,120,328  $16,180,796  $12,901,546
                                    ==========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    446,913      504,612    1,972,798    2,264,801    1,267,497    1,600,354
       Units issued................     70,669      132,730      245,372      470,812      182,075      139,406
       Units redeemed..............    (98,386)    (190,429)    (614,632)    (762,815)    (394,648)    (472,263)
                                    ----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period........................    419,196      446,913    1,603,538    1,972,798    1,054,924    1,267,497
                                    ==========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Fidelity                   Fidelity                   Fidelity
                                            Variable                   Variable                   Variable
                                            Insurance                 Insurance                  Insurance
                                          Products Fund             Products Fund              Products Fund
                                           Sub-Account               Sub-Account                Sub-Account
                                    ------------------------  -------------------------  -------------------------
                                               VIP                       VIP                        VIP
                                          Asset Manager               Contrafund               Equity-Income
                                    ------------------------  -------------------------  -------------------------
                                        2009         2008         2009         2008          2009         2008
                                    -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $    60,265  $   111,020  $   (45,289) $   (359,210) $   172,242  $    295,973
Net realized gains (losses)........    (524,426)     838,394   (3,492,091)     (443,423)  (3,229,611)   (2,396,718)
Change in unrealized gains
  (losses).........................   2,250,693   (4,486,644)  15,828,032   (33,068,437)   8,550,231   (17,913,051)
                                    -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations..................   1,786,532   (3,537,230)  12,290,652   (33,871,070)   5,492,862   (20,013,796)
                                    -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      63,888      127,384      399,406       886,809      244,205       506,052
Benefit payments...................    (108,805)    (207,820)    (253,202)     (529,605)    (270,507)     (389,078)
Payments on termination............  (1,259,151)  (1,702,646)  (4,004,311)   (9,859,022)  (3,002,727)   (7,290,368)
Loans--net.........................      (4,594)      (5,026)       4,628       (15,561)       8,631         2,018
Policy maintenance charge..........      (6,013)      (6,649)     (32,789)      (38,015)     (19,091)      (24,212)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (243,583)    (226,083)    (914,189)   (2,885,376)    (612,691)   (3,303,923)
                                    -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions.......  (1,558,258)  (2,020,840)  (4,800,457)  (12,440,770)  (3,652,180)  (10,499,511)
                                    -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS.......................     228,274   (5,558,070)   7,490,195   (46,311,840)   1,840,682   (30,513,307)
NET ASSETS AT BEGINNING
  OF PERIOD........................   7,526,760   13,084,830   40,234,690    86,546,530   22,742,955    53,256,262
                                    -----------  -----------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
  PERIOD........................... $ 7,755,034  $ 7,526,760  $47,724,885  $ 40,234,690  $24,583,637  $ 22,742,955
                                    ===========  ===========  ===========  ============  ===========  ============

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     685,452      830,377    3,535,479     4,241,119    1,976,347     2,638,656
      Units issued.................      29,029      138,078      277,694       352,375      165,081       194,921
      Units redeemed...............    (159,306)    (283,003)    (635,434)   (1,058,015)    (477,223)     (857,230)
                                    -----------  -----------  -----------  ------------  -----------  ------------
   Units outstanding at end of
     period........................     555,175      685,452    3,177,739     3,535,479    1,664,205     1,976,347
                                    ===========  ===========  ===========  ============  ===========  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Fidelity                   Fidelity                   Fidelity
                                            Variable                   Variable                   Variable
                                           Insurance                  Insurance                   Insurance
                                         Products Fund              Products Fund               Products Fund
                                          Sub-Account                Sub-Account                 Sub-Account
                                   -------------------------  -------------------------  --------------------------
                                           VIP Growth               VIP Index 500             VIP Money Market
                                   -------------------------  -------------------------  --------------------------
                                       2009         2008          2009         2008          2009          2008
                                   -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (173,227) $   (197,108) $   264,009  $    198,481  $   (379,882) $    831,248
Net realized gains (losses).......  (1,540,548)       93,356   (1,301,890)      866,087            --            --
Change in unrealized gains
  (losses)........................   5,646,060   (16,894,687)   6,779,141   (19,787,672)           --            --
                                   -----------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets
  from operations.................   3,932,285   (16,998,439)   5,741,260   (18,723,104)     (379,882)      831,248
                                   -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     203,507       500,813      520,095       835,683       651,854     1,155,466
Benefit payments..................    (126,371)     (179,400)    (203,184)     (682,234)      (39,119)     (736,231)
Payments on termination...........  (1,933,028)   (3,862,764)  (3,091,343)   (6,974,162)  (15,543,858)  (18,339,475)
Loans--net........................        (489)        4,660         (140)       11,329         1,646         4,261
Policy maintenance charge.........     (19,441)      (24,328)     (25,996)      (30,270)      (24,722)      (21,804)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................    (699,726)   (1,307,197)  (1,391,346)   (3,240,249)   (1,920,913)   31,685,333
                                   -----------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets
  from contract transactions......  (2,575,548)   (4,868,216)  (4,191,914)  (10,079,903)  (16,875,112)   13,747,550
                                   -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS......................   1,356,737   (21,866,655)   1,549,346   (28,803,007)  (17,254,993)   14,578,798
NET ASSETS AT BEGINNING
  OF PERIOD.......................  17,120,866    38,987,521   27,556,888    56,359,895    61,458,736    46,879,938
                                   -----------  ------------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
  PERIOD.......................... $18,477,603  $ 17,120,866  $29,106,234  $ 27,556,888  $ 44,203,743  $ 61,458,736
                                   ===========  ============  ===========  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   2,282,374     2,649,587    3,670,759     4,599,273     4,923,162     3,774,967
      Units issued................     180,973       317,218      310,838       406,188     2,156,454     4,654,762
      Units redeemed..............    (436,443)     (684,431)    (847,576)   (1,334,702)   (3,502,294)   (3,506,567)
                                   -----------  ------------  -----------  ------------  ------------  ------------
   Units outstanding at end of
     period.......................   2,026,904     2,282,374    3,134,021     3,670,759     3,577,322     4,923,162
                                   ===========  ============  ===========  ============  ============  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                      Fidelity                   Fidelity
                                            Fidelity                  Variable                   Variable
                                            Variable                 Insurance                  Insurance
                                           Insurance               Products Fund              Products Fund
                                         Products Fund           (Service Class 2)          (Service Class 2)
                                          Sub-Account               Sub-Account                Sub-Account
                                   -------------------------  -----------------------   -------------------------
                                                                     VIP Asset                VIP Contrafund
                                          VIP Overseas        Manager (Service Class 2)     (Service Class 2)
                                   -------------------------  -----------------------   -------------------------
                                       2009         2008         2009          2008         2009         2008
                                   -----------  ------------  ----------   -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    75,563  $    182,684  $   23,867   $    36,315  $   (98,506) $   (297,737)
Net realized gains (losses).......  (1,046,013)    2,387,762    (404,718)      388,959   (3,953,313)   (2,252,515)
Change in unrealized gains
  (losses)........................   3,644,222   (13,227,124)  1,338,221    (2,452,895)  10,820,626   (16,773,258)
                                   -----------  ------------  ----------   -----------  -----------  ------------
Increase (decrease) in net assets
  from operations.................   2,673,772   (10,656,678)    957,370    (2,027,621)   6,768,807   (19,323,510)
                                   -----------  ------------  ----------   -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     168,281       290,484      20,207        39,808      206,397       384,383
Benefit payments..................    (102,306)     (114,628)         --       (16,346)    (129,184)      (74,556)
Payments on termination...........  (1,188,466)   (2,835,387)   (571,881)     (537,145)  (2,755,113)   (4,055,149)
Loans--net........................       1,204         1,233         820        (4,169)         340        (1,303)
Policy maintenance charge.........      (7,949)      (10,119)    (13,268)      (15,581)     (68,206)      (79,832)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (290,199)      438,051     (58,049)       31,391     (905,507)     (512,866)
                                   -----------  ------------  ----------   -----------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions......  (1,419,435)   (2,230,366)   (622,171)     (502,042)  (3,651,273)   (4,339,324)
                                   -----------  ------------  ----------   -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS......................   1,254,337   (12,887,044)    335,199    (2,529,663)   3,117,534   (23,662,833)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  12,213,013    25,100,057   4,201,035     6,730,698   23,561,873    47,224,706
                                   -----------  ------------  ----------   -----------  -----------  ------------
NET ASSETS AT END OF
  PERIOD.......................... $13,467,350  $ 12,213,013  $4,536,234   $ 4,201,035  $26,679,407  $ 23,561,873
                                   ===========  ============  ==========   ===========  ===========  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,325,543     1,474,053     481,995       540,929    2,526,068     2,857,557
      Units issued................     137,179       333,274      89,185       178,181      369,448       510,196
      Units redeemed..............    (270,447)     (481,784)   (160,485)     (237,115)    (751,257)     (841,685)
                                   -----------  ------------  ----------   -----------  -----------  ------------
   Units outstanding at end of
     period.......................   1,192,275     1,325,543     410,695       481,995    2,144,259     2,526,068
                                   ===========  ============  ==========   ===========  ===========  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Fidelity                   Fidelity                   Fidelity
                                             Variable                   Variable                   Variable
                                            Insurance                  Insurance                  Insurance
                                          Products Fund              Products Fund              Products Fund
                                        (Service Class 2)          (Service Class 2)          (Service Class 2)
                                           Sub-Account                Sub-Account                Sub-Account
                                    -------------------------  -------------------------  -------------------------
                                               VIP
                                          Equity-Income                VIP Growth               VIP Index 500
                                        (Service Class 2)          (Service Class 2)          (Service Class 2)
                                    -------------------------  -------------------------  -------------------------
                                        2009         2008          2009         2008          2009         2008
                                    -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $    91,709  $    175,362  $  (135,516) $   (159,934) $   198,484  $    123,468
Net realized gains (losses)........  (3,016,440)   (2,378,109)    (607,405)      265,896   (1,360,868)      (21,652)
Change in unrealized gains
  (losses).........................   8,026,073   (14,463,898)   3,145,463   (10,102,247)   7,126,622   (16,938,303)
                                    -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations..................   5,101,342   (16,666,645)   2,402,542    (9,996,285)   5,964,238   (16,836,487)
                                    -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     100,221       264,222      134,490       209,885      346,362       400,002
Benefit payments...................    (201,857)     (243,189)     (42,963)      (53,287)    (110,696)     (299,925)
Payments on termination............  (2,069,830)   (3,373,524)  (1,318,998)   (1,496,214)  (2,948,042)   (3,773,850)
Loans--net.........................       1,802        (1,142)          --            (3)         225          (909)
Policy maintenance charge..........     (43,839)      (51,029)      (6,541)       (7,525)     (94,970)     (104,270)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (914,022)      (95,146)     228,019      (405,398)    (676,101)      949,017
                                    -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions.......  (3,127,525)   (3,499,808)  (1,005,993)   (1,752,542)  (3,483,222)   (2,829,935)
                                    -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS.......................   1,973,817   (20,166,453)   1,396,549   (11,748,827)   2,481,016   (19,666,422)
NET ASSETS AT BEGINNING
  OF PERIOD........................  20,323,885    40,490,338   10,104,721    21,853,548   26,883,903    46,550,325
                                    -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
  PERIOD........................... $22,297,702  $ 20,323,885  $11,501,270  $ 10,104,721  $29,364,919  $ 26,883,903
                                    ===========  ============  ===========  ============  ===========  ============

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................   2,716,945     3,046,910    1,305,177     1,461,511    3,369,404     3,610,343
      Units issued.................     306,592       524,950      161,362       288,758      451,946       694,695
      Units redeemed...............    (692,919)     (854,915)    (290,674)     (445,092)    (861,829)     (935,634)
                                    -----------  ------------  -----------  ------------  -----------  ------------
   Units outstanding at end of
     period........................   2,330,618     2,716,945    1,175,865     1,305,177    2,959,521     3,369,404
                                    ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Fidelity                   Fidelity                    Fidelity
                                             Variable                   Variable                    Variable
                                            Insurance                   Insurance                  Insurance
                                          Products Fund               Products Fund              Products Fund
                                        (Service Class 2)           (Service Class 2)          (Service Class 2)
                                           Sub-Account                 Sub-Account                Sub-Account
                                    -------------------------  --------------------------  -------------------------
                                          VIP Investment                VIP Money
                                            Grade Bond                   Market                   VIP Overseas
                                        (Service Class 2)           (Service Class 2)          (Service Class 2)
                                    -------------------------  --------------------------  -------------------------
                                        2009         2008          2009          2008          2009         2008
                                    -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $ 2,765,206  $  1,407,802  $   (583,628) $    662,375  $    80,523  $    285,716
Net realized gains (losses)........    (382,518)     (898,101)           --            --   (3,297,414)    2,736,290
Change in unrealized gains
  (losses).........................   2,610,683    (2,974,918)           --            --    8,521,126   (23,145,565)
                                    -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations..................   4,993,371    (2,465,217)     (583,628)      662,375    5,304,235   (20,123,559)
                                    -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     170,770       508,313       495,065     1,520,823      191,424       340,634
Benefit payments...................    (517,321)     (461,291)     (135,716)     (682,408)    (205,005)      (67,814)
Payments on termination............  (5,679,976)   (6,110,040)  (11,087,998)  (11,249,131)  (2,372,043)   (3,598,133)
Loans--net.........................       1,943        (1,544)          213           148        1,059            76
Policy maintenance charge..........     (83,214)      (93,398)     (144,377)     (157,387)     (76,351)      (88,197)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................   1,642,188    (5,917,676)    2,172,645    12,358,568     (682,578)    1,641,329
                                    -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions.......  (4,465,610)  (12,075,636)   (8,700,168)    1,790,613   (3,143,494)   (1,772,105)
                                    -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS.......................     527,761   (14,540,853)   (9,283,796)    2,452,988    2,160,741   (21,895,664)
NET ASSETS AT BEGINNING
  OF PERIOD........................  40,204,455    54,745,308    58,299,986    55,846,998   23,962,570    45,858,234
                                    -----------  ------------  ------------  ------------  -----------  ------------
NET ASSETS AT END OF
  PERIOD........................... $40,732,216  $ 40,204,455  $ 49,016,190  $ 58,299,986  $26,123,311  $ 23,962,570
                                    ===========  ============  ============  ============  ===========  ============

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................   3,789,300     4,894,323     5,382,717     5,220,975    2,520,692     2,661,342
      Units issued.................     699,679       821,083     2,330,821     3,593,639      426,818       851,516
      Units redeemed...............  (1,108,784)   (1,926,106)   (3,138,629)   (3,431,897)    (735,410)     (992,166)
                                    -----------  ------------  ------------  ------------  -----------  ------------
   Units outstanding at end of
     period........................   3,380,195     3,789,300     4,574,909     5,382,717    2,212,100     2,520,692
                                    ===========  ============  ============  ============  ===========  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Goldman Sachs            Goldman Sachs
                                                Variable                 Variable
                                               Insurance                Insurance           J.P. Morgan
                                                 Trust                    Trust           Series Trust II
                                              Sub-Account              Sub-Account          Sub-Account
                                        -----------------------  -----------------------  ---------------
                                             VIT Strategic            VIT Structured         JPMorgan
                                             International              Small Cap          IT Small Cap
                                                 Equity                   Equity          Core Portfolio
                                        -----------------------  -----------------------  ---------------
                                           2009         2008        2009         2008       2009 (i)(j)
                                        ----------  -----------  ----------  -----------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $    8,702  $    35,489  $   (3,491) $   (18,662)   $  (12,856)
Net realized gains (losses)............   (207,940)      16,125    (282,687)    (284,550)      (67,182)
Change in unrealized gains (losses)....    668,827   (2,094,890)    626,288     (580,348)     (318,559)
                                        ----------  -----------  ----------  -----------    ----------
Increase (decrease) in net assets from
  operations...........................    469,589   (2,043,276)    340,110     (883,560)     (398,597)
                                        ----------  -----------  ----------  -----------    ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      2,850        8,065       2,398        5,136           993
Benefit payments.......................    (10,272)      (2,665)    (11,526)      (9,568)      (13,745)
Payments on termination................   (179,510)    (446,299)   (194,055)    (288,478)     (134,502)
Loans--net.............................        460          341          (1)          (6)       (1,287)
Policy maintenance charge..............       (749)      (1,036)       (649)        (828)         (598)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     37,684     (813,819)    132,637     (251,309)    2,317,025
                                        ----------  -----------  ----------  -----------    ----------
Increase (decrease) in net assets from
  contract transactions................   (149,537)  (1,255,413)    (71,196)    (545,053)    2,167,886
                                        ----------  -----------  ----------  -----------    ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    320,052   (3,298,689)    268,914   (1,428,613)    1,769,289
NET ASSETS AT BEGINNING OF
  PERIOD...............................  1,896,975    5,195,664   1,455,904    2,884,517            --
                                        ----------  -----------  ----------  -----------    ----------
NET ASSETS AT END OF
  PERIOD............................... $2,217,027  $ 1,896,975  $1,724,818  $ 1,455,904    $1,769,289
                                        ==========  ===========  ==========  ===========    ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    256,702      377,739     135,307      174,735            --
       Units issued....................     32,270       30,273      29,912       19,235       313,594
       Units redeemed..................    (52,528)    (151,310)    (37,854)     (58,663)     (172,100)
                                        ----------  -----------  ----------  -----------    ----------
   Units outstanding at end of period..    236,444      256,702     127,365      135,307       141,494
                                        ==========  ===========  ==========  ===========    ==========

--------
(i)On April 24, 2009, Small Company merged to JPMorgan IT Small Cap Core PortfolioAppreciation
(j)For the period beginning April 25, 2009 and ended December 31, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          J.P. Morgan               Janus Aspen                Janus Aspen
                                        Series Trust II                Series                     Series
                                          Sub-Account               Sub-Account                Sub-Account
                                   ------------------------  -------------------------  -------------------------
                                         Small Company                Balanced                Enterprise (l)
                                   ------------------------  -------------------------  -------------------------
                                   2009 (i)(k)      2008         2009         2008          2009         2008
                                   -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $     1,747  $   (35,024) $   481,292  $    458,584  $  (228,831) $   (290,692)
Net realized gains (losses).......     (74,821)     176,910    1,231,017     4,099,082   (1,250,863)    1,346,653
Change in unrealized gains
  (losses)........................     768,131   (1,158,645)   5,083,769   (11,969,127)   7,103,955   (13,605,671)
                                   -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations.................     695,057   (1,016,759)   6,796,078    (7,411,461)   5,624,261   (12,549,710)
                                   -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................         586       10,044      216,311       533,170      164,078       297,724
Benefit payments..................      (3,112)      (3,566)    (390,943)     (919,269)    (219,326)     (113,232)
Payments on termination...........     (56,958)    (390,679)  (4,508,678)   (8,313,317)  (1,341,195)   (3,201,858)
Loans--net........................         210          300        4,592         1,320        2,436        (2,189)
Policy maintenance charge.........        (191)        (973)     (26,912)      (28,502)     (18,178)      (21,370)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............  (2,397,214)    (362,139)    (330,596)     (640,220)    (625,725)     (218,329)
                                   -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions......  (2,456,679)    (747,013)  (5,036,226)   (9,366,818)  (2,037,910)   (3,259,254)
                                   -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS......................  (1,761,622)  (1,763,772)   1,759,852   (16,778,279)   3,586,351   (15,808,964)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................   1,761,622    3,525,394   31,672,751    48,451,030   14,800,715    30,609,679
                                   -----------  -----------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
  PERIOD.......................... $        --  $ 1,761,622  $33,432,603  $ 31,672,751  $18,387,066  $ 14,800,715
                                   ===========  ===========  ===========  ============  ===========  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     170,180      228,195    2,015,226     2,514,042    1,598,577     1,820,575
      Units issued................       2,087       15,834      137,673       236,151      111,139       219,005
      Units redeemed..............    (172,267)     (73,849)    (406,362)     (734,967)    (279,493)     (441,003)
                                   -----------  -----------  -----------  ------------  -----------  ------------
   Units outstanding at end of
     period.......................          --      170,180    1,746,537     2,015,226    1,430,223     1,598,577
                                   ===========  ===========  ===========  ============  ===========  ============

--------
(i)On April 24, 2009, Small Company merged to JPMorgan IT Small Cap Core Portfolio Appreciation
(k)For the period beginning April 25, 2009 and ended December 31, 2009
(l)Previously known as Mid Cap Growth

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Janus Aspen              Janus Aspen               Janus Aspen
                                             Series                    Series                    Series
                                           Sub-Account              Sub-Account               Sub-Account
                                    ------------------------  -----------------------  -------------------------
                                          Flexible Bond           Forty Portfolio         Janus Portfolio (m)
                                    ------------------------  -----------------------  -------------------------
                                        2009         2008        2009         2008         2009         2008
                                    -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   481,321  $   508,915  $  (66,840) $   (90,276) $  (126,633) $   (148,019)
Net realized gains (losses)........      71,378     (242,681)   (157,499)     242,375   (1,115,348)     (408,465)
Change in unrealized gains
  (losses).........................   1,239,476      447,729   1,818,971   (3,781,109)   5,423,321    (9,620,220)
                                    -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets
  from operations..................   1,792,175      713,963   1,594,632   (3,629,010)   4,181,340   (10,176,704)
                                    -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      69,830      259,624      11,372       34,848      139,471       255,455
Benefit payments...................    (150,105)    (240,445)     (3,102)      (2,477)    (193,764)     (191,694)
Payments on termination............  (2,067,355)  (2,828,033)   (787,284)    (631,261)  (1,738,295)   (3,187,066)
Loans--net.........................       1,887        2,495         346           38       (1,399)        3,113
Policy maintenance charge..........      (8,407)      (8,155)       (737)        (719)     (16,923)      (19,049)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................     271,794     (218,293)     50,024    1,113,744     (584,372)     (263,149)
                                    -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions.......  (1,882,356)  (3,032,807)   (729,381)     514,173   (2,395,282)   (3,402,390)
                                    -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS.......................     (90,181)  (2,318,844)    865,251   (3,114,837)   1,786,058   (13,579,094)
NET ASSETS AT BEGINNING
  OF PERIOD........................  16,770,319   19,089,163   4,180,881    7,295,718   13,797,601    27,376,695
                                    -----------  -----------  ----------  -----------  -----------  ------------
NET ASSETS AT END OF
  PERIOD........................... $16,680,138  $16,770,319  $5,046,132  $ 4,180,881  $15,583,659  $ 13,797,601
                                    ===========  ===========  ==========  ===========  ===========  ============

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................   1,076,260    1,273,596     413,816      397,100    1,560,530     1,832,543
      Units issued.................     161,978      329,568      52,954      206,176       84,097        87,751
      Units redeemed...............    (277,691)    (526,904)   (120,345)    (189,460)    (329,553)     (359,764)
                                    -----------  -----------  ----------  -----------  -----------  ------------
   Units outstanding at end of
     period........................     960,547    1,076,260     346,425      413,816    1,315,074     1,560,530
                                    ===========  ===========  ==========  ===========  ===========  ============

--------
(m)Previously known as Large Cap Growth

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                          Janus Aspen          Janus Aspen
                                               Janus Aspen                  Series                Series
                                                  Series               (Service Shares)      (Service Shares)
                                               Sub-Account                Sub-Account          Sub-Account
                                        -------------------------  ------------------------  ----------------
                                                                                              Foreign Stock
                                              Worldwide (n)        Balanced (Service Shares) (Service Shares)
                                        -------------------------  ------------------------  ----------------
                                            2009         2008          2009         2008      2008 (aa)(ab)
                                        -----------  ------------  -----------  -----------  ----------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $    (4,822) $    (58,342) $   104,872  $    80,770    $    366,358
Net realized gains (losses)............  (1,228,376)     (501,151)     215,163      788,266       2,029,884
Change in unrealized gains (losses)....   5,615,187   (11,911,064)   1,614,436   (2,827,013)     (3,363,592)
                                        -----------  ------------  -----------  -----------    ------------
Increase (decrease) in net assets from
  operations...........................   4,381,989   (12,470,557)   1,934,471   (1,957,977)       (967,350)
                                        -----------  ------------  -----------  -----------    ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     141,166       380,050       54,981       86,920          57,591
Benefit payments.......................    (148,581)     (193,474)     (59,383)     (37,164)        (20,586)
Payments on termination................  (1,664,758)   (3,824,388)  (1,303,992)  (1,224,669)       (473,742)
Loans--net.............................       5,257        (2,548)         225       (1,822)            116
Policy maintenance charge..............     (17,037)      (20,410)     (23,346)     (21,753)         (4,471)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     487,313      (777,434)   1,271,686     (959,468)    (14,443,987)
                                        -----------  ------------  -----------  -----------    ------------
Increase (decrease) in net assets from
  contract transactions................  (1,196,640)   (4,438,204)     (59,829)  (2,157,956)    (14,885,079)
                                        -----------  ------------  -----------  -----------    ------------
INCREASE (DECREASE) IN NET
  ASSETS...............................   3,185,349   (16,908,761)   1,874,642   (4,115,933)    (15,852,429)
NET ASSETS AT BEGINNING OF
  PERIOD...............................  13,547,201    30,455,962    8,198,276   12,314,209      15,852,429
                                        -----------  ------------  -----------  -----------    ------------
NET ASSETS AT END OF PERIOD............ $16,732,550  $ 13,547,201  $10,072,918  $ 8,198,276    $         --
                                        ===========  ============  ===========  ===========    ============

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................   1,562,004     1,912,219      748,055      928,439         952,343
       Units issued....................     310,298       141,222      237,272      134,586          48,964
       Units redeemed..................    (332,542)     (491,437)    (242,099)    (314,970)     (1,001,307)
                                        -----------  ------------  -----------  -----------    ------------
   Units outstanding at end of period..   1,539,760     1,562,004      743,228      748,055              --
                                        ===========  ============  ===========  ===========    ============

--------
(n)Previously known as Worldwide Growth
(aa)For the period beginning January 1, 2008 and ended April 29, 2008
(ab)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Janus Aspen              Janus Aspen               Janus Aspen
                                                 Series                   Series                    Series
                                            (Service Shares)         (Service Shares)          (Service Shares)
                                              Sub-Account              Sub-Account               Sub-Account
                                        -----------------------  -----------------------  -------------------------
                                                                          INTECH
                                                 Forty                 Risk-Managed
                                               Portfolio              Core Portfolio               Overseas
                                            (Service Shares)         (Service Shares)        (Service Shares) (o)
                                        -----------------------  -----------------------  -------------------------
                                           2009         2008        2009         2008         2009     2008 (ab)(ac)
                                        ----------  -----------  ----------  -----------  -----------  -------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........... $  (88,564) $  (129,487) $  (13,671) $   (43,089) $   (90,266)  $    22,066
Net realized gains (losses)............   (324,088)     164,686    (486,546)      (6,700)  (1,208,064)      259,071
Change in unrealized gains
  (losses).............................  2,365,707   (4,483,825)  1,065,211   (2,030,769)   5,531,968    (7,395,882)
                                        ----------  -----------  ----------  -----------  -----------   -----------
Increase (decrease) in net assets from
  operations...........................  1,953,055   (4,448,626)    564,994   (2,080,558)   4,233,638    (7,114,745)
                                        ----------  -----------  ----------  -----------  -----------   -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...............................     42,871       65,164      73,172       58,133       67,049        64,835
Benefit payments.......................    (12,815)        (396)         --      (10,767)     (20,600)      (36,401)
Payments on termination................   (729,068)  (1,074,143)   (355,099)    (585,570)    (949,055)     (521,498)
Loans--net.............................         49           34          49           34          578           285
Policy maintenance charge..............    (12,702)     (14,415)    (10,315)     (12,304)     (13,443)      (10,763)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................     64,642    1,475,113    (315,358)    (212,486)   1,953,022    13,339,725
                                        ----------  -----------  ----------  -----------  -----------   -----------
Increase (decrease) in net assets from
  contract transactions................   (647,023)     451,357    (607,551)    (762,960)   1,037,551    12,836,183
                                        ----------  -----------  ----------  -----------  -----------   -----------
INCREASE (DECREASE) IN
  NET ASSETS...........................  1,306,032   (3,997,269)    (42,557)  (2,843,518)   5,271,189     5,721,438
NET ASSETS AT BEGINNING
  OF PERIOD............................  5,182,481    9,179,750   3,373,886    6,217,404    5,721,438            --
                                        ----------  -----------  ----------  -----------  -----------   -----------
NET ASSETS AT END OF
  PERIOD............................... $6,488,513  $ 5,182,481  $3,331,329  $ 3,373,886  $10,992,627   $ 5,721,438
                                        ==========  ===========  ==========  ===========  ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................    515,392      500,283     382,019      441,986      783,157            --
      Units issued.....................    130,889      310,806      36,756       61,554      344,548     2,108,414
      Units redeemed...................   (197,575)    (295,697)   (106,250)    (121,521)    (272,803)   (1,325,257)
                                        ----------  -----------  ----------  -----------  -----------   -----------
   Units outstanding at end of
     period............................    448,706      515,392     312,525      382,019      854,902       783,157
                                        ==========  ===========  ==========  ===========  ===========   ===========

--------
(o)Previously known as International Growth (Service Shares)
(ab)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ac)For the period beginning April 30, 2008 and ended December 31, 2008

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Janus Aspen                Janus Aspen              Janus Aspen
                                                  Series                    Series                    Series
                                             (Service Shares)          (Service Shares)          (Service Shares)
                                               Sub-Account                Sub-Account              Sub-Account
                                        -------------------------  ------------------------  -----------------------
                                                 Perkins                    Perkins
                                                 Mid Cap                 Small Company
                                             Value Portfolio            Value Portfolio             Worldwide
                                           (Service Shares) (p)      (Service Shares) (q)      (Service Shares) (s)
                                        -------------------------  ------------------------  -----------------------
                                            2009         2008        2009 (r)       2008        2009         2008
                                        -----------  ------------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........... $  (193,930) $   (253,032) $   (16,652) $   (86,361) $   (3,357) $   (12,546)
Net realized gains (losses)............    (844,122)    1,955,668   (2,362,700)    (209,687)    (86,189)      21,410
Change in unrealized gains
  (losses).............................   5,245,991    (8,458,075)   2,145,944   (2,023,866)    504,899   (1,308,747)
                                        -----------  ------------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
  operations...........................   4,207,939    (6,755,439)    (233,408)  (2,320,184)    415,353   (1,299,883)
                                        -----------  ------------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...............................     122,267       185,726       11,215       79,139       4,415       21,003
Benefit payments.......................    (113,089)      (39,897)     (13,561)      (9,391)     (8,491)      (2,789)
Payments on termination................  (1,733,868)   (2,286,365)    (137,754)    (665,568)   (230,588)    (340,488)
Loans--net.............................          49          (724)          64         (564)       (648)         223
Policy maintenance charge..............     (61,397)      (66,256)      (2,797)     (15,349)       (389)        (451)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................  (1,124,519)   (1,146,781)  (3,532,224)    (137,976)     53,021     (346,632)
                                        -----------  ------------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
  contract transactions................  (2,910,557)   (3,354,297)  (3,675,057)    (749,709)   (182,680)    (669,134)
                                        -----------  ------------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS...........................   1,297,382   (10,109,736)  (3,908,465)  (3,069,893)    232,673   (1,969,017)
NET ASSETS AT BEGINNING
  OF PERIOD............................  15,708,394    25,818,130    3,908,465    6,978,358   1,295,755    3,264,772
                                        -----------  ------------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $17,005,776  $ 15,708,394  $        --  $ 3,908,465  $1,528,428  $ 1,295,755
                                        ===========  ============  ===========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................   1,516,243     1,768,771      509,661      573,921     195,956      267,253
      Units issued.....................     189,763       314,281       52,740      137,804      32,813       27,036
      Units redeemed...................    (451,746)     (566,809)    (562,401)    (202,064)    (58,257)     (98,333)
                                        -----------  ------------  -----------  -----------  ----------  -----------
   Units outstanding at end of
     period............................   1,254,260     1,516,243           --      509,661     170,512      195,956
                                        ===========  ============  ===========  ===========  ==========  ===========

--------
(p)Previously known as Mid Cap Value (Service Shares)
(q)Previously known as Small Company Value (Service Shares)
(r)For the period beginning January 1, 2009 and ended April 30, 2009
(s)Previously known as Worldwide Growth (Service Shares)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                 Legg Mason
                                                 Lazard                   Lazard                  Partners
                                               Retirement               Retirement                Variable
                                              Series, Inc.             Series, Inc.             Income Trust
                                              Sub-Account              Sub-Account              Sub-Account
                                        -----------------------  -----------------------  -----------------------
                                                                                           Legg Mason ClearBridge
                                                Emerging              International         Variable Fundamental
                                             Markets Equity               Equity           Value Portfolio I (t)
                                        -----------------------  -----------------------  -----------------------
                                           2009         2008        2009         2008        2009         2008
                                        ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........... $   87,315  $    47,084  $   12,866  $    (6,935) $  (10,739) $     1,651
Net realized gains (losses)............   (464,630)     768,684    (155,897)     (64,469)   (758,112)    (830,708)
Change in unrealized gains
  (losses).............................  3,716,472   (7,101,100)    373,365     (868,100)  2,166,617   (3,038,236)
                                        ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
  operations...........................  3,339,157   (6,285,332)    230,334     (939,504)  1,397,766   (3,867,293)
                                        ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...............................     16,049       40,309         738        3,722      19,810       53,234
Benefit payments.......................    (27,551)     (54,793)     (2,211)      (3,802)    (30,424)     (16,420)
Payments on termination................   (819,582)  (1,176,702)   (330,475)    (271,746)   (682,000)  (1,027,618)
Loans--net.............................        190           (1)         --           --          --          (10)
Policy maintenance charge..............     (1,486)      (2,146)       (512)        (670)     (4,287)      (5,319)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................    (27,490)    (849,921)     69,886     (282,831)   (105,235)    (771,305)
                                        ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
  contract transactions................   (859,870)  (2,043,254)   (262,574)    (555,327)   (802,136)  (1,767,438)
                                        ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS...........................  2,479,287   (8,328,586)    (32,240)  (1,494,831)    595,630   (5,634,731)
NET ASSETS AT BEGINNING
  OF PERIOD............................  5,558,872   13,887,458   1,316,753    2,811,584   5,744,615   11,379,346
                                        ----------  -----------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $8,038,159  $ 5,558,872  $1,284,513  $ 1,316,753  $6,340,245  $ 5,744,615
                                        ==========  ===========  ==========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................    277,988      351,026     156,176      206,899     968,116    1,198,088
      Units issued.....................     39,201       63,885      24,485       13,860      75,537      124,220
      Units redeemed...................    (77,325)    (136,923)    (53,370)     (64,583)   (205,000)    (354,192)
                                        ----------  -----------  ----------  -----------  ----------  -----------
   Units outstanding at end of
     period............................    239,864      277,988     127,291      156,176     838,653      968,116
                                        ==========  ===========  ==========  ===========  ==========  ===========

--------
(t)Previously known as Legg Mason Variable Fundamental Value Portfolio

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Legg Mason                Legg Mason                MFS Variable
                                    Partners Variable Income          Partners                   Insurance
                                             Trust            Variable Portfolios I, Inc           Trust
                                          Sub-Account                Sub-Account                Sub-Account
                                   -------------------------  ------------------------   ------------------------
                                           Legg Mason                Legg Mason
                                     Western Asset Variable     ClearBridge Variable
                                     Global High Yield Bond           Investors
                                        Portfolio II (u)           Portfolio I (v)              MFS Growth
                                   -------------------------  ------------------------   ------------------------
                                       2009         2008          2009          2008         2009         2008
                                   -----------  ------------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $ 1,311,772  $  1,869,556  $    28,472   $   (38,134) $   (48,551) $   (74,241)
Net realized gains (losses).......  (2,264,756)   (1,253,957)    (744,941)      245,516     (297,066)     (28,923)
Change in unrealized gains
  (losses)........................   8,188,402    (8,563,089)   2,321,511    (5,763,071)   1,540,317   (2,528,396)
                                   -----------  ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   7,235,418    (7,947,490)   1,605,042    (5,555,689)   1,194,700   (2,631,560)
                                   -----------  ------------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      93,262       251,338       23,229        81,509       29,020       93,147
Benefit payments..................    (193,852)     (205,345)     (95,635)      (59,411)     (51,656)     (49,117)
Payments on termination...........  (2,249,535)   (2,894,507)  (1,128,170)   (1,386,879)    (383,316)    (779,451)
Loans--net........................         384        (1,278)         373           407       (2,915)       2,396
Policy maintenance charge.........     (56,758)      (64,223)      (6,180)       (7,693)      (3,977)      (4,583)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............  (2,529,638)   (1,754,386)    (414,213)   (1,371,292)    (895,829)     994,721
                                   -----------  ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (4,936,137)   (4,668,401)  (1,620,596)   (2,743,359)  (1,308,673)     257,113
                                   -----------  ------------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   2,299,281   (12,615,891)     (15,554)   (8,299,048)    (113,973)  (2,374,447)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  16,664,290    29,280,181    8,642,749    16,941,797    4,087,727    6,462,174
                                   -----------  ------------  -----------   -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $18,963,571  $ 16,664,290  $ 8,627,195   $ 8,642,749  $ 3,973,754  $ 4,087,727
                                   ===========  ============  ===========   ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   2,077,195     2,483,811    1,070,147     1,325,719      683,725      626,495
      Units issued................     149,236       333,730       62,876       105,422       41,849      271,919
      Units redeemed..............    (676,081)     (740,346)    (261,554)     (360,994)    (256,447)    (214,689)
                                   -----------  ------------  -----------   -----------  -----------  -----------
   Units outstanding at end of
     period.......................   1,550,350     2,077,195      871,469     1,070,147      469,127      683,725
                                   ===========  ============  ===========   ===========  ===========  ===========

--------
(u)Previously known as Legg Mason Variable Global High Yield Bond II
(v)Previously known as Legg Mason Variable Investors Portfolio I

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          MFS Variable             MFS Variable             MFS Variable
                                           Insurance                Insurance                Insurance
                                             Trust                    Trust                    Trust
                                          Sub-Account              Sub-Account              Sub-Account
                                    -----------------------  -----------------------  -----------------------
                                         MFS Investors
                                             Trust              MFS New Discovery           MFS Research
                                    -----------------------  -----------------------  -----------------------
                                       2009         2008        2009         2008        2009         2008
                                    ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $    2,151  $   (30,923) $  (99,369) $  (124,029) $     (640) $   (24,171)
Net realized gains (losses)........   (162,236)     367,181    (398,261)   1,424,367     (54,979)      18,694
Change in unrealized gains
  (losses).........................    940,500   (2,131,905)  3,511,393   (5,070,985)    494,778   (1,122,256)
                                    ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations..................    780,415   (1,795,647)  3,013,763   (3,770,647)    439,159   (1,127,733)
                                    ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     22,273       27,145      79,514      155,070      24,823       20,458
Benefit payments...................    (35,761)     (51,227)    (86,376)     (42,719)     (3,800)     (47,243)
Payments on termination............   (349,179)    (726,096)   (476,041)    (884,769)   (173,020)    (448,248)
Loans--net.........................         --          (28)        449       (1,587)         --          (31)
Policy maintenance charge..........     (2,543)      (2,863)     (5,253)      (5,561)     (1,314)      (1,535)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    243,082      979,071      61,400     (697,001)    (23,867)    (143,771)
                                    ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions.......   (122,128)     226,002    (426,307)  (1,476,567)   (177,178)    (620,370)
                                    ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................    658,287   (1,569,645)  2,587,456   (5,247,214)    261,981   (1,748,103)
NET ASSETS AT BEGINNING
  OF PERIOD........................  3,372,575    4,942,220   5,318,202   10,565,416   1,681,737    3,429,840
                                    ----------  -----------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $4,030,862  $ 3,372,575  $7,905,658  $ 5,318,202  $1,943,718  $ 1,681,737
                                    ==========  ===========  ==========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    441,754      419,808     739,887      881,034     221,187      280,328
       Units issued................     90,222      199,408      95,764       78,713      18,080        7,531
       Units redeemed..............   (104,654)    (177,462)   (137,776)    (219,860)    (40,401)     (66,672)
                                    ----------  -----------  ----------  -----------  ----------  -----------
   Units outstanding at end of
     period........................    427,322      441,754     697,875      739,887     198,866      221,187
                                    ==========  ===========  ==========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                    MFS Variable              MFS Variable
                                          MFS Variable                Insurance                 Insurance
                                           Insurance                    Trust                     Trust
                                             Trust                 (Service Class)           (Service Class)
                                          Sub-Account                Sub-Account               Sub-Account
                                   -------------------------  ------------------------  ------------------------
                                                                         MFS                  MFS Investor
                                                                     High Income              Growth Stock
                                        MFS Total Return           (Service Class)           (Service Class)
                                   -------------------------  ------------------------  ------------------------
                                       2009         2008          2009         2008         2009         2008
                                   -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   399,316  $    454,957  $   422,347  $   630,687  $  (106,135) $  (164,263)
Net realized gains (losses).......  (1,018,373)    1,187,275     (705,846)    (453,025)    (626,214)     526,830
Change in unrealized gains
  (losses)........................   3,055,119    (7,922,335)   2,472,687   (2,805,548)   3,740,008   (6,245,589)
                                   -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   2,436,062    (6,280,103)   2,189,188   (2,627,886)   3,007,659   (5,883,022)
                                   -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     144,541       272,104       81,468       63,271       93,243      113,548
Benefit payments..................    (178,466)     (206,531)     (92,714)     (42,731)     (13,619)    (136,324)
Payments on termination...........  (2,155,075)   (4,285,844)    (853,370)    (880,845)  (1,045,562)  (1,418,410)
Loans--net........................       1,956         2,975           --           --           --           (2)
Policy maintenance charge.........      (9,036)      (10,780)     (19,935)     (22,073)     (36,451)     (40,448)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (952,424)   (3,207,877)    (537,007)    (834,659)  (1,143,554)     349,048
                                   -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (3,148,504)   (7,435,953)  (1,421,558)  (1,717,037)  (2,145,943)  (1,132,588)
                                   -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (712,442)  (13,716,056)     767,630   (4,344,923)     861,716   (7,015,610)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  17,923,802    31,639,858    5,978,001   10,322,924    9,535,027   16,550,637
                                   -----------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $17,211,360  $ 17,923,802  $ 6,745,631  $ 5,978,001  $10,396,743  $ 9,535,027
                                   ===========  ============  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of Period..........   1,477,236     1,995,832      736,657      893,529    1,240,153    1,335,928
      Units issued................     100,725       122,741       76,333       95,168      125,687      243,492
      Units redeemed..............    (352,066)     (641,337)    (231,517)    (252,040)    (378,371)    (339,267)
                                   -----------  ------------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................   1,225,895     1,477,236      581,473      736,657      987,469    1,240,153
                                   ===========  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          MFS Variable             MFS Variable             MFS Variable
                                           Insurance                Insurance                 Insurance
                                             Trust                    Trust                     Trust
                                        (Service Class)          (Service Class)           (Service Class)
                                          Sub-Account              Sub-Account               Sub-Account
                                    -----------------------  -----------------------  ------------------------
                                         MFS Investors                 MFS                       MFS
                                             Trust                New Discovery             Total Return
                                        (Service Class)          (Service Class)           (Service Class)
                                    -----------------------  -----------------------  ------------------------
                                       2009         2008        2009         2008         2009         2008
                                    ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (4,810) $   (26,499) $  (69,223) $   (86,673) $   206,003  $   214,238
Net realized gains (losses)........   (118,197)     213,453    (569,289)     860,844     (554,712)     439,189
Change in unrealized gains
  (losses).........................    549,774   (1,150,058)  2,737,803   (3,449,091)   2,075,819   (4,603,360)
                                    ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................    426,767     (963,104)  2,099,291   (2,674,920)   1,727,110   (3,949,933)
                                    ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     11,998       22,258      54,610       34,954       68,797       92,646
Benefit payments...................     (9,193)      (3,764)    (18,918)      (5,876)     (50,052)    (397,730)
Payments on termination............   (190,153)    (328,306)   (639,434)    (587,122)  (1,121,454)  (2,027,374)
Loans--net.........................         --           --         410       (1,772)          86           22
Policy maintenance charge..........     (5,235)      (5,516)     (4,981)      (4,971)     (32,685)     (34,088)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    109,164       30,123     509,635     (317,525)     285,376   (1,869,479)
                                    ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......    (83,419)    (285,205)    (98,678)    (882,312)    (849,932)  (4,236,003)
                                    ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................    343,348   (1,248,309)  2,000,613   (3,557,232)     877,178   (8,185,936)
NET ASSETS AT BEGINNING
  OF PERIOD........................  1,743,903    2,992,212   3,690,107    7,247,339   11,503,291   19,689,227
                                    ----------  -----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $2,087,251  $ 1,743,903  $5,690,720  $ 3,690,107  $12,380,469  $11,503,291
                                    ==========  ===========  ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    194,715      219,419     540,475      632,029    1,231,749    1,612,680
      Units issued.................     57,341       46,585     203,872       96,635      151,786      149,451
      Units redeemed...............    (65,007)     (71,289)   (224,833)    (188,189)    (239,880)    (530,382)
                                    ----------  -----------  ----------  -----------  -----------  -----------
   Units outstanding at end of
     period........................    187,049      194,715     519,514      540,475    1,143,655    1,231,749
                                    ==========  ===========  ==========  ===========  ===========  ===========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                             Oppenheimer
                                         MFS Variable              MFS Variable                Variable
                                           Insurance                Insurance               Account Funds
                                             Trust                    Trust                (Service Shares
                                        (Service Class)          (Service Class)               ("SS"))
                                          Sub-Account              Sub-Account               Sub-Account
                                   ------------------------  -----------------------  -------------------------
                                                                                             Oppenheimer
                                         MFS Utilities              MFS Value                   Global
                                        (Service Class)          (Service Class)           Securities (SS)
                                   ------------------------  -----------------------  -------------------------
                                       2009         2008        2009         2008         2009         2008
                                   -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   163,003  $   (12,213) $  (11,033) $   (28,387) $    37,540  $    (41,110)
Net realized gains (losses).......    (474,856)   1,453,061    (453,942)     194,744     (975,335)      682,701
Change in unrealized gains
  (losses)........................   1,661,338   (5,284,974)  1,201,041   (2,663,260)   4,250,512    (8,567,868)
                                   -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets
  from operations.................   1,349,485   (3,844,126)    736,066   (2,496,903)   3,312,717    (7,926,277)
                                   -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................       3,727       23,316      80,069       70,678      177,450       273,598
Benefit payments..................     (74,793)     (27,855)   (126,518)     (19,140)    (122,209)      (32,691)
Payments on termination...........    (707,347)    (932,621)   (645,728)    (720,137)  (1,569,664)   (1,782,748)
Loans--net........................        (681)         123          --           --        1,201        (4,236)
Policy maintenance charge.........      (1,548)      (1,768)    (11,676)     (14,468)     (11,248)      (12,694)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (368,583)    (310,959)   (289,838)    (524,425)    (137,266)   (1,566,737)
                                   -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions......  (1,149,225)  (1,249,764)   (993,691)  (1,207,492)  (1,661,736)   (3,125,508)
                                   -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS......................     200,260   (5,093,890)   (257,625)  (3,704,395)   1,650,981   (11,051,785)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   5,263,576   10,357,466   4,726,437    8,430,832   10,198,459    21,250,244
                                   -----------  -----------  ----------  -----------  -----------  ------------
NET ASSETS AT END OF
  PERIOD.......................... $ 5,463,836  $ 5,263,576  $4,468,812  $ 4,726,437  $11,849,440  $ 10,198,459
                                   ===========  ===========  ==========  ===========  ===========  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     346,149      418,529     485,386      573,641    1,128,800     1,381,265
       Units issued...............      49,775       98,467      84,756      142,416      238,930       158,040
       Units redeemed.............    (120,275)    (170,847)   (189,536)    (230,671)    (411,972)     (410,505)
                                   -----------  -----------  ----------  -----------  -----------  ------------
   Units outstanding at end of
     period.......................     275,649      346,149     380,606      485,386      955,758     1,128,800
                                   ===========  ===========  ==========  ===========  ===========  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Oppenheimer               Oppenheimer
                                             Variable                  Variable             Panorama Series
                                          Account Funds             Account Funds              Fund, Inc.
                                         (Service Shares           (Service Shares          (Service Shares
                                             ("SS"))                   ("SS"))                  ("SS"))
                                           Sub-Account               Sub-Account              Sub-Account
                                    -------------------------  -----------------------  -----------------------
                                           Oppenheimer
                                           Main Street                                        Oppenheimer
                                            Small Cap                Oppenheimer             International
                                            Fund (SS)              MidCap Fund (SS)           Growth (SS)
                                    -------------------------  -----------------------  -----------------------
                                        2009         2008         2009         2008        2009         2008
                                    -----------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (247,023) $   (511,811) $  (25,486) $   (40,750) $   (7,184) $   (23,811)
Net realized gains (losses)........  (2,434,548)    1,542,738    (238,593)     (93,237)    (84,683)     223,849
Change in unrealized gains
  (losses).........................  10,732,269   (19,325,972)    701,845   (1,480,767)    747,016   (1,963,990)
                                    -----------  ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations..................   8,050,698   (18,295,045)    437,766   (1,614,754)    655,149   (1,763,952)
                                    -----------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     196,937       438,259      10,154       10,387       4,644       72,325
Benefit payments...................     (61,736)     (125,556)        (36)      (8,095)       (937)     (39,325)
Payments on termination............  (3,053,299)   (4,495,283)   (126,327)    (229,236)   (188,275)    (610,969)
Loans--net.........................         959        10,776          --           --         310          219
Policy maintenance charge..........     (47,219)      (52,296)     (5,901)      (7,241)       (796)        (831)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................  (1,163,944)   (3,453,461)    (58,757)     (31,254)      5,482     (138,730)
                                    -----------  ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions.......  (4,128,302)   (7,677,561)   (180,867)    (265,439)   (179,572)    (717,311)
                                    -----------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................   3,922,396   (25,972,606)    256,899   (1,880,193)    475,577   (2,481,263)
NET ASSETS AT BEGINNING
  OF PERIOD........................  26,978,532    52,951,138   1,622,443    3,502,636   1,937,643    4,418,906
                                    -----------  ------------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $30,900,928  $ 26,978,532  $1,879,342  $ 1,622,443  $2,413,220  $ 1,937,643
                                    ===========  ============  ==========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................   3,083,582     3,684,039     262,750      283,649     189,482      241,823
       Units issued................     344,409       463,277      38,534       53,454      31,425       94,280
       Units redeemed..............    (807,144)   (1,063,734)    (67,537)     (74,353)    (48,615)    (146,621)
                                    -----------  ------------  ----------  -----------  ----------  -----------
   Units outstanding at end of
     period........................   2,620,847     3,083,582     233,747      262,750     172,292      189,482
                                    ===========  ============  ==========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        PIMCO Variable             PIMCO Variable             PIMCO Variable
                                           Insurance                  Insurance                  Insurance
                                             Trust                      Trust                      Trust
                                          Sub-Account                Sub-Account                Sub-Account
                                   ------------------------  --------------------------  ------------------------
                                         Foreign Bond
                                      (US Dollar-Hedged)            Money Market             PIMCO Real Return
                                   ------------------------  --------------------------  ------------------------
                                       2009         2008         2009          2008          2009         2008
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   374,779  $   393,353  $   (789,625) $    299,535  $   427,510  $   700,889
Net realized gains (losses).......   2,008,905     (361,194)           --            --      674,611     (378,825)
Change in unrealized gains
  (losses)........................     198,579   (1,084,317)           --            --    3,403,533   (3,523,869)
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   2,582,263   (1,052,158)     (789,625)      299,535    4,505,654   (3,201,805)
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     203,167      250,455       450,696       298,277      100,580      292,070
Benefit payments..................    (216,151)    (339,845)     (217,528)   (1,201,423)    (271,895)    (301,360)
Payments on termination...........  (3,037,024)  (3,574,809)  (12,979,154)  (13,143,105)  (3,351,024)  (4,402,272)
Loans--net........................      (1,687)         831         2,106           847          227          113
Policy maintenance charge.........     (42,991)     (51,472)     (122,296)      (97,218)     (87,691)     (91,202)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............   1,081,788   (1,180,363)   12,823,850    23,128,383   (2,138,672)   4,209,932
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (2,012,898)  (4,895,203)      (42,326)    8,985,761   (5,748,475)    (292,719)
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................     569,365   (5,947,361)     (831,951)    9,285,296   (1,242,821)  (3,494,524)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  21,138,661   27,086,022    52,389,961    43,104,665   31,314,603   34,809,127
                                   -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS AT END OF
  PERIOD.......................... $21,708,026  $21,138,661  $ 51,558,010  $ 52,389,961  $30,071,782  $31,314,603
                                   ===========  ===========  ============  ============  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,902,272    2,351,398     4,745,518     3,932,629    2,965,916    3,016,580
      Units issued................     446,007      666,396     3,063,111     4,199,068      467,667    1,363,857
      Units redeemed..............    (627,778)  (1,115,522)   (3,075,992)   (3,386,179)    (989,676)  (1,414,521)
                                   -----------  -----------  ------------  ------------  -----------  -----------
   Units outstanding at end of
     period.......................   1,720,501    1,902,272     4,732,637     4,745,518    2,443,907    2,965,916
                                   ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         PIMCO Variable             PIMCO Variable
                                            Insurance                  Insurance
                                              Trust                      Trust                  Premier VIT
                                           Sub-Account                Sub-Account               Sub-Account
                                   --------------------------  ------------------------  ------------------------
                                                                     StocksPLUS(R)
                                                                      Growth and                   NACM
                                                                        Income              Small Cap Portfolio
                                       PIMCO Total Return              Portfolio                Class I (x)
                                   --------------------------  ------------------------  ------------------------
                                       2009          2008        2009 (w)       2008         2009         2008
                                   ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  3,941,746  $  3,194,141  $   129,211  $   292,550  $  (120,186) $  (216,941)
Net realized gains (losses).......    4,040,531     2,335,540   (1,950,266)    (154,524)  (2,224,679)   1,954,243
Change in unrealized gains
  (losses)........................    4,258,516    (2,318,437)   1,802,908   (2,843,948)   3,334,425   (8,986,742)
                                   ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   12,240,793     3,211,244      (18,147)  (2,705,922)     989,560   (7,249,440)
                                   ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      647,486     1,056,061        8,007       17,112       66,705      159,227
Benefit payments..................   (1,028,811)     (911,641)     (14,324)     (32,282)     (70,382)     (68,650)
Payments on termination...........  (15,739,305)  (15,761,140)    (184,067)    (642,141)  (1,011,770)  (1,576,488)
Loans--net........................        5,542        (2,427)          --           (3)       1,128        1,694
Policy maintenance charge.........     (121,207)     (124,762)        (778)      (1,669)      (4,827)      (6,268)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................   13,147,160     7,698,887   (2,921,162)    (431,377)    (345,902)    (681,023)
                                   ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (3,089,135)   (8,045,022)  (3,112,324)  (1,090,360)  (1,365,048)  (2,171,508)
                                   ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    9,151,658    (4,833,778)  (3,130,471)  (3,796,282)    (375,488)  (9,420,948)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  101,180,577   106,014,355    3,130,471    6,926,753    9,152,240   18,573,188
                                   ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $110,332,235  $101,180,577  $        --  $ 3,130,471  $ 8,776,752  $ 9,152,240
                                   ============  ============  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    7,859,550     8,514,317      456,305      570,481      926,026    1,070,346
      Units issued................    2,399,045     2,914,718       18,855       32,142       86,581      121,406
      Units redeemed..............   (2,597,701)   (3,569,485)    (475,160)    (146,318)    (223,694)    (265,726)
                                   ------------  ------------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    7,660,894     7,859,550           --      456,305      788,913      926,026
                                   ============  ============  ===========  ===========  ===========  ===========

--------
(w)For the period beginning January 1, 2009 and ended July 17, 2009
(x)Previously known as NACM Small Cap

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Premier VIT                Premier VIT           Premier VIT
                                                Sub-Account                Sub-Account           Sub-Account
                                        --------------------------  ------------------------  -----------------
                                              OpCap Balanced              OpCap Equity        OpCap Renaissance
                                        --------------------------  ------------------------  -----------------
                                          2009 (k)        2008        2009 (k)       2008         2008 (ad)
                                        ------------  ------------  -----------  -----------  -----------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $    382,907  $    151,451  $    37,716  $   (29,071)    $    70,947
Net realized gains (losses)............   (8,884,032)      678,159   (2,507,766)     523,787        (307,836)
Change in unrealized gains (losses)....    7,912,303    (7,359,422)   2,344,625   (2,832,846)       (268,155)
                                        ------------  ------------  -----------  -----------     -----------
Increase (decrease) in net assets from
  operations...........................     (588,822)   (6,529,812)    (125,425)  (2,338,130)       (505,044)
                                        ------------  ------------  -----------  -----------     -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................       19,916       137,592        2,554       17,161           3,097
Benefit payments.......................      (31,593)      (74,846)      (1,368)      (2,795)             --
Payments on termination................     (492,055)   (2,079,535)    (108,595)    (416,332)        (40,636)
Loans--net.............................          314        10,702          127          361              --
Policy maintenance charge..............       (2,735)      (10,045)        (464)      (1,401)           (663)
Transfers among the sub-accounts and
  with the Fixed Account--net..........  (10,829,015)   (2,077,512)  (2,737,657)    (769,519)     (5,082,588)
                                        ------------  ------------  -----------  -----------     -----------
Increase (decrease) in net assets from
  contract transactions................  (11,335,168)   (4,093,644)  (2,845,403)  (1,172,525)     (5,120,790)
                                        ------------  ------------  -----------  -----------     -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................  (11,923,990)  (10,623,456)  (2,970,828)  (3,510,655)     (5,625,834)
NET ASSETS AT BEGINNING OF
  PERIOD...............................   11,923,990    22,547,446    2,970,828    6,481,483       5,625,834
                                        ------------  ------------  -----------  -----------     -----------
NET ASSETS AT END OF
  PERIOD............................... $         --  $ 11,923,990  $        --  $ 2,970,828     $        --
                                        ============  ============  ===========  ===========     ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    1,567,874     2,009,692      351,111      461,768         465,369
       Units issued....................       33,962       249,163        8,835       32,996             287
       Units redeemed..................   (1,601,836)     (690,981)    (359,946)    (143,653)       (465,656)
                                        ------------  ------------  -----------  -----------     -----------
   Units outstanding at end of
     period............................           --     1,567,874           --      351,111              --
                                        ============  ============  ===========  ===========     ===========

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(ad)For the period beginning January 1, 2008 and ended July 18, 2008

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Putnam                    Putnam                  RidgeWorth
                                         Variable Trust            Variable Trust            Variable Trust
                                           Sub-Account               Sub-Account               Sub-Account
                                    ------------------------  ------------------------  ------------------------
                                                                  VT International             RidgeWorth
                                               VT                    Growth and                 Large Cap
                                           High Yield                  Income                 Growth Stock
                                    ------------------------  ------------------------  ------------------------
                                        2009         2008         2009         2008       2009 (k)       2008
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   446,892  $   611,154  $   (69,679) $    42,185  $     6,059  $   (21,757)
Net realized gains (losses)........    (457,696)    (487,661)  (1,003,671)     631,537     (849,176)     239,747
Change in unrealized gains
  (losses).........................   1,996,263   (2,143,244)   2,069,060   (5,848,120)     845,916   (1,136,336)
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................   1,985,459   (2,019,751)     995,710   (5,174,398)       2,799     (918,346)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................       8,313       32,537       30,852       82,693        5,305       19,735
Benefit payments...................     (55,937)     (54,502)      (4,769)     (52,192)          --       (3,526)
Payments on termination............    (725,379)    (815,755)    (461,968)  (1,437,576)     (44,757)    (149,684)
Loans--net.........................          (2)         (13)         440          321           --           --
Policy maintenance charge..........      (1,069)      (1,133)      (2,628)      (3,512)        (431)        (989)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (474,841)  (1,321,372)    (299,142)  (3,178,164)  (1,166,986)    (105,031)
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......  (1,248,915)  (2,160,238)    (737,215)  (4,588,430)  (1,206,869)    (239,495)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................     736,544   (4,179,989)     258,495   (9,762,828)  (1,204,070)  (1,157,841)
NET ASSETS AT BEGINNING
  OF PERIOD........................   4,838,261    9,018,250    4,787,305   14,550,133    1,204,070    2,361,911
                                    -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $ 5,574,805  $ 4,838,261  $ 5,045,800  $ 4,787,305  $        --  $ 1,204,070
                                    ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     455,607      618,045      460,842      744,665      192,505      220,544
      Units issued.................      35,758       63,355       35,204       85,113       14,775       16,354
      Units redeemed...............    (136,562)    (225,793)    (104,758)    (368,936)    (207,280)     (44,393)
                                    -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period........................     354,803      455,607      391,288      460,842           --      192,505
                                    ===========  ===========  ===========  ===========  ===========  ===========

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          RidgeWorth                  Rydex                    Rydex
                                        Variable Trust            Variable Trust           Variable Trust
                                          Sub-Account              Sub-Account              Sub-Account
                                   ------------------------  -----------------------  -----------------------
                                          RidgeWorth                 Rydex VT                 Rydex VT
                                           Large Cap                 All-Cap                 Nasdaq 100
                                         Value Equity            Opportunity (y)           Strategy Fund
                                   ------------------------  -----------------------  -----------------------
                                     2009 (k)       2008        2009         2008        2009         2008
                                   -----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    13,547  $    15,676  $  (40,579) $   (66,731) $  (19,068) $   (23,692)
Net realized gains (losses).......    (903,694)     213,088    (253,521)    (164,089)    (42,373)      52,061
Change in unrealized gains
  (losses)........................     774,116   (1,291,488)    953,454   (1,895,075)    549,792     (937,273)
                                   -----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations.................    (116,031)  (1,062,724)    659,354   (2,125,895)    488,351     (908,904)
                                   -----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................       2,634       22,300      15,153       30,630       3,933       10,190
Benefit payments..................        (166)     (66,252)    (24,722)     (17,276)         --       (2,377)
Payments on termination...........     (43,100)    (413,612)   (280,900)    (466,278)   (115,064)    (289,485)
Loans--net........................          --          (14)         --           --          --           (4)
Policy maintenance charge.........        (428)      (1,450)     (9,881)     (10,790)       (299)        (351)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................  (1,649,372)    (304,081)    (65,761)     232,386      33,961      (40,789)
                                   -----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,690,432)    (763,109)   (366,111)    (231,328)    (77,469)    (322,816)
                                   -----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (1,806,463)  (1,825,833)    293,243   (2,357,223)    410,882   (1,231,720)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   1,806,463    3,632,296   2,746,351    5,103,574   1,048,373    2,280,093
                                   -----------  -----------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $        --  $ 1,806,463  $3,039,594  $ 2,746,351  $1,459,255  $ 1,048,373
                                   ===========  ===========  ==========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     195,954      260,666     293,505      318,183     236,262      298,947
       Units issued...............       4,919       50,673      65,929      109,166      83,549       41,346
       Units redeemed.............    (200,873)    (115,385)    (99,981)    (133,844)   (100,027)    (104,031)
                                   -----------  -----------  ----------  -----------  ----------  -----------
   Units outstanding at end of
     period.......................          --      195,954     259,453      293,505     219,784      236,262
                                   ===========  ===========  ==========  ===========  ==========  ===========

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(y)Previously known as Rydex Sector Rotation

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          T. Rowe Price               T. Rowe Price              T. Rowe Price
                                       Equity Series, Inc.         Equity Series, Inc.        Equity Series, Inc.
                                           Sub-Account                 Sub-Account                Sub-Account
                                   --------------------------  --------------------------  ------------------------
                                                                                                 T. Rowe Price
                                          T. Rowe Price               T. Rowe Price               New America
                                          Equity Income              Mid-Cap Growth                 Growth
                                   --------------------------  --------------------------  ------------------------
                                       2009          2008          2009          2008          2009         2008
                                   ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $     73,645  $    198,286  $   (201,104) $   (288,840) $   (42,995) $   (59,660)
Net realized gains (losses).......   (1,443,809)      534,289      (452,510)    1,188,767     (213,872)     183,714
Change in unrealized gains
  (losses)........................    4,938,931   (12,031,336)    5,329,028    (9,843,323)   1,352,040   (1,838,811)
                                   ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    3,568,767   (11,298,761)    4,675,414    (8,943,396)   1,095,173   (1,714,757)
                                   ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      169,421       350,154       156,694       307,831       25,823       70,923
Benefit payments..................     (129,837)     (223,998)      (53,239)      (78,628)     (11,295)      (9,426)
Payments on termination...........   (2,028,840)   (3,847,785)   (1,383,252)   (2,395,249)    (371,444)    (437,896)
Loans--net........................        2,257         2,718            95             4           75           52
Policy maintenance charge.........      (10,607)      (13,386)      (10,083)      (11,437)      (1,939)      (2,005)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     (428,663)   (1,944,268)     (851,348)   (1,670,316)     (66,645)    (495,324)
                                   ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (2,426,269)   (5,676,565)   (2,141,133)   (3,847,795)    (425,425)    (873,676)
                                   ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   1,142,498   (16,975,326)    2,534,281   (12,791,191)    669,748    (2,588,433)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  17,463,759    34,439,085    11,981,494    24,772,685    2,473,040    5,061,473
                                   ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
  PERIOD..........................  $18,606,257   $17,463,759   $14,515,775   $11,981,494   $3,142,788   $2,473,040
                                   ============  ============  ============  ============  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    1,593,156     1,968,296     1,018,563     1,234,378      369,552      452,779
       Units issued...............      178,653       151,210        21,894        59,795      101,963       74,816
       Units redeemed.............     (392,024)     (526,350)     (164,732)     (275,610)    (149,696)    (158,043)
                                   ------------  ------------  ------------  ------------  -----------  -----------
   Units outstanding at end of
     period.......................    1,379,785     1,593,156       875,725     1,018,563      321,819      369,552
                                   ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    T. Rowe Price              T. Rowe Price             T. Rowe Price
                                Equity Series, Inc. II     Equity Series, Inc. II   International Series, Inc.
                                     Sub-Account                Sub-Account               Sub-Account
                              -------------------------  -------------------------  -------------------------
                                    T. Rowe Price              T. Rowe Price             T. Rowe Price
                                 Blue Chip Growth II          Equity Income II        International Stock
                              -------------------------  -------------------------  -------------------------
                                  2009         2008          2009         2008         2009          2008
                              -----------  ------------  -----------  ------------  ----------   -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss)..................... $  (295,953) $   (392,726) $    49,700  $    241,074  $   55,600   $    18,821
Net realized gains (losses)..  (1,265,485)     (152,530)  (3,567,933)     (480,170)   (406,500)      261,920
Change in unrealized gains
  (losses)...................   7,793,480   (13,840,790)  10,184,891   (19,591,534)  2,156,630    (4,647,993)
                              -----------  ------------  -----------  ------------  ----------   -----------
Increase (decrease) in net
  assets from operations.....   6,232,042   (14,386,046)   6,666,658   (19,830,630)  1,805,730    (4,367,252)
                              -----------  ------------  -----------  ------------  ----------   -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.....................      95,239       282,243      168,664       393,873     133,078       171,730
Benefit payments.............     (72,552)     (193,241)    (309,709)     (785,834)    (33,786)     (162,965)
Payments on termination......  (2,104,743)   (2,723,984)  (3,401,749)   (4,652,048)   (345,946)     (921,702)
Loans--net...................       1,494        (4,357)         780        (1,680)        412           305
Policy maintenance charge....     (61,910)      (68,044)    (100,417)     (116,066)     (2,779)       (3,547)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.........  (2,197,951)    1,688,132   (1,313,719)   (1,298,942)     28,664      (858,035)
                              -----------  ------------  -----------  ------------  ----------   -----------
Increase (decrease) in net
  assets from contract
  transactions...............  (4,340,423)   (1,019,251)  (4,956,150)   (6,460,697)   (220,357)   (1,774,214)
                              -----------  ------------  -----------  ------------  ----------   -----------
INCREASE (DECREASE)
  IN NET ASSETS..............   1,891,619   (15,405,297)   1,710,508   (26,291,327)  1,585,373    (6,141,466)
NET ASSETS AT
  BEGINNING OF
  PERIOD.....................  18,946,990    34,352,287   31,713,463    58,004,790   3,960,835    10,102,301
                              -----------  ------------  -----------  ------------  ----------   -----------
NET ASSETS AT END OF
  PERIOD..................... $20,838,609  $ 18,946,990  $33,423,971  $ 31,713,463  $5,546,208   $ 3,960,835
                              ===========  ============  ===========  ============  ==========   ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.....   2,585,009     2,646,910    3,770,262     4,327,080     587,109       755,743
       Units issued..........     172,775       716,995      483,445       591,022      87,962        99,242
       Units redeemed........    (721,586)     (778,896)  (1,031,273)   (1,147,840)   (118,709)     (267,876)
                              -----------  ------------  -----------  ------------  ----------   -----------
   Units outstanding at end
     of period...............   2,036,198     2,585,009    3,222,434     3,770,262     556,362       587,109
                              ===========  ============  ===========  ============  ==========   ===========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         The Universal             The Universal            The Universal
                                         Institutional             Institutional            Institutional
                                          Funds, Inc.               Funds, Inc.              Funds, Inc.
                                          Sub-Account               Sub-Account              Sub-Account
                                   -------------------------  -----------------------  -----------------------
                                                                                            Van Kampen UIF
                                         Van Kampen UIF            Van Kampen UIF              Mid Cap
                                         Capital Growth              High Yield                 Growth
                                   -------------------------  -----------------------  -----------------------
                                       2009         2008         2009         2008        2009         2008
                                   -----------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (191,475) $   (269,605) $  276,868  $   385,927  $  (49,232) $   (35,558)
Net realized gains (losses).......    (120,983)      932,240     268,383      343,800    (568,381)   1,144,543
Change in unrealized gains
  (losses)........................   6,481,011   (13,125,119)    765,656   (2,004,373)  2,061,423   (4,386,382)
                                   -----------  ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations.................   6,168,553   (12,462,484)  1,310,907   (1,274,646)  1,443,810   (3,277,397)
                                   -----------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      43,405       105,932      12,650       12,549       4,616       29,454
Benefit payments..................    (213,758)     (137,764)    (70,535)     (32,064)    (68,664)     (63,493)
Payments on termination...........  (1,808,480)   (2,719,467)   (734,518)    (467,571)   (730,132)    (769,490)
Loans--net........................         640           479          --           --         543          180
Policy maintenance charge.........      (3,341)       (3,996)       (829)        (866)     (1,378)      (1,811)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (747,146)   (1,968,292)   (178,190)    (526,465)    225,779     (587,106)
                                   -----------  ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (2,728,680)   (4,723,108)   (971,422)  (1,014,417)   (569,236)  (1,392,266)
                                   -----------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   3,439,873   (17,185,592)    339,485   (2,289,063)    874,574   (4,669,663)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  11,248,056    28,433,648   3,622,349    5,911,412   2,902,160    7,571,823
                                   -----------  ------------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $14,687,929  $ 11,248,056  $3,961,834  $ 3,622,349  $3,776,734  $ 2,902,160
                                   ===========  ============  ==========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,486,268     1,881,053     402,284      498,467     368,017      503,778
       Units issued...............      97,137       230,110      22,438       36,268      97,851       45,915
       Units redeemed.............    (393,209)     (624,895)   (111,660)    (132,451)   (157,545)    (181,676)
                                   -----------  ------------  ----------  -----------  ----------  -----------
   Units outstanding at end of
     period.......................   1,190,196     1,486,268     313,062      402,284     308,323      368,017
                                   ===========  ============  ==========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                              The Universal             The Universal
                                    The Universal             Institutional             Institutional
                                    Institutional              Funds, Inc.               Funds, Inc.
                                     Funds, Inc.                (Class II)                (Class II)
                                     Sub-Account               Sub-Account               Sub-Account
                              -------------------------  -----------------------  -------------------------
                                    Van Kampen UIF            Van Kampen UIF            Van Kampen UIF
                                     U.S. Mid Cap             Capital Growth              U.S. Real
                                        Value                   (Class II)            Estate (Class II)
                              -------------------------  -----------------------  -------------------------
                                  2009         2008         2009         2008         2009         2008
                              -----------  ------------  ----------  -----------  -----------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss)..................... $   (47,571) $   (215,624) $  (30,411) $   (46,231) $   218,301  $    302,914
Net realized gains (losses)..  (3,826,933)    7,913,321    (103,584)     (31,736)  (5,893,359)    7,019,872
Change in unrealized gains
  (losses)...................  10,139,646   (23,914,469)  1,069,055   (1,697,523)  10,273,439   (17,574,891)
                              -----------  ------------  ----------  -----------  -----------  ------------
Increase (decrease) in net
  assets from operations.....   6,265,142   (16,216,772)    935,060   (1,775,490)   4,598,381   (10,252,105)
                              -----------  ------------  ----------  -----------  -----------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.....................      83,440       245,722      10,012       31,223      120,633       246,016
Benefit payments.............    (108,492)     (128,959)     (1,460)      (1,713)     (71,523)     (111,099)
Payments on termination......  (2,395,281)   (3,970,881)   (207,980)    (267,314)  (1,722,618)   (3,041,229)
Loans--net...................       1,004        10,615          --           --           --            --
Policy maintenance charge....      (7,908)      (10,134)     (1,709)      (2,220)     (61,256)      (74,274)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.........  (1,162,804)   (4,451,199)   (140,622)    (121,660)  (1,902,426)   (3,138,336)
                              -----------  ------------  ----------  -----------  -----------  ------------
Increase (decrease) in net
  assets from contract
  transactions...............  (3,590,041)   (8,304,836)   (341,759)    (361,684)  (3,637,190)   (6,118,922)
                              -----------  ------------  ----------  -----------  -----------  ------------
INCREASE (DECREASE)
  IN NET ASSETS..............   2,675,101   (24,521,608)    593,301   (2,137,174)     961,191   (16,371,027)
NET ASSETS AT
  BEGINNING OF
  PERIOD.....................  19,856,271    44,377,879   1,799,354    3,936,528   17,568,546    33,939,573
                              -----------  ------------  ----------  -----------  -----------  ------------
NET ASSETS AT END OF
  PERIOD..................... $22,531,372  $ 19,856,271  $2,392,655  $ 1,799,354  $18,529,737  $ 17,568,546
                              ===========  ============  ==========  ===========  ===========  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.....   2,014,830     2,600,165     249,851      272,871    1,751,220     2,061,909
       Units issued..........     183,839       246,129      44,241      114,214      387,729       461,832
       Units redeemed........    (528,256)     (831,464)    (89,780)    (137,234)    (678,532)     (772,521)
                              -----------  ------------  ----------  -----------  -----------  ------------
   Units outstanding at end
     of period...............   1,670,413     2,014,830     204,312      249,851    1,460,417     1,751,220
                              ===========  ============  ==========  ===========  ===========  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Van Eck                    Van Eck                    Van Eck
                                           Worldwide                  Worldwide                  Worldwide
                                           Insurance                  Insurance                  Insurance
                                             Trust                      Trust                      Trust
                                          Sub-Account                Sub-Account                Sub-Account
                                    ------------------------  -------------------------  -------------------------
                                            Van Eck                    Van Eck
                                           Worldwide                  Worldwide                   Van Eck
                                           Multi-Mgr                   Emerging                  Worldwide
                                    Alternative-(Class I) (z)          Markets                  Hard Assets
                                    ------------------------  -------------------------  -------------------------
                                       2009         2008          2009         2008          2009         2008
                                    ----------   ----------   -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (28,209)  $  (37,428)  $   (88,891) $   (147,959) $  (130,581) $   (221,215)
Net realized gains (losses)........     35,946       63,255    (2,489,748)    5,257,841   (1,283,380)    2,411,969
Change in unrealized gains
 (losses)..........................    247,871     (398,549)    6,855,521   (13,455,130)   5,168,054   (10,495,619)
                                    ----------   ----------   -----------  ------------  -----------  ------------
Increase (decrease) in net assets
 from operations...................    255,608     (372,722)    4,276,882    (8,345,248)   3,754,093    (8,304,865)
                                    ----------   ----------   -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     13,105       19,083        69,111       113,043       80,769       174,123
Benefit payments...................         --      (26,241)      (17,845)       (6,617)     (15,071)      (17,113)
Payments on termination............   (215,966)    (225,749)     (790,015)   (1,072,955)  (1,149,684)   (2,258,672)
Loans--net.........................         --           --            20            13           29            20
Policy maintenance charge..........     (9,117)      (8,873)       (3,955)       (5,224)      (5,381)       (6,469)
Transfers among the sub-accounts
 and with the Fixed
 Account--net......................     49,043      520,701     1,781,494    (2,615,804)   1,919,453    (4,616,538)
                                    ----------   ----------   -----------  ------------  -----------  ------------
Increase (decrease) in net assets
 from contract transactions........   (162,935)     278,921     1,038,810    (3,587,544)     830,115    (6,724,649)
                                    ----------   ----------   -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................     92,673      (93,801)    5,315,692   (11,932,792)   4,584,208   (15,029,514)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  2,223,384    2,317,185     3,810,708    15,743,500    7,069,565    22,099,079
                                    ----------   ----------   -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD............................ $2,316,057   $2,223,384   $ 9,126,400  $  3,810,708  $11,653,773  $  7,069,565
                                    ==========   ==========   ===========  ============  ===========  ============

UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    242,522      216,772       376,542       539,013      410,325       679,640
       Units issued................    131,640      172,159       348,011       120,493      368,016       273,361
       Units redeemed..............   (149,068)    (146,409)     (295,865)     (282,964)    (342,687)     (542,676)
                                    ----------   ----------   -----------  ------------  -----------  ------------
    Units outstanding at end of
     period........................    225,094      242,522       428,688       376,542      435,654       410,325
                                    ==========   ==========   ===========  ============  ===========  ============

--------
(z)Previously known as Van Eck Worldwide Absolute Return

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Van Kampen                 Van Kampen                Van Kampen
                                        Life Investment           Life Investment            Life Investment
                                       Trust (Class II)           Trust (Class II)          Trust (Class II)
                                          Sub-Account               Sub-Account                Sub-Account
                                   ------------------------  -------------------------  ------------------------
                                              LIT                  LIT Growth and              LIT Mid Cap
                                     Government (Class II)       Income (Class II)          Growth (Class II)
                                   ------------------------  -------------------------  ------------------------
                                       2009         2008         2009         2008          2009         2008
                                   -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   452,148  $   238,919  $   722,806  $    204,609  $   (89,893) $  (120,435)
Net realized gains (losses).......     (68,992)     (28,126)  (2,851,884)      391,425   (1,353,353)   2,571,814
Change in unrealized gains
  (losses)........................    (471,798)    (124,036)   9,294,865   (21,097,461)   3,939,648   (6,995,598)
                                   -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
  from operations.................     (88,642)      86,757    7,165,787   (20,501,427)   2,496,402   (4,544,219)
                                   -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     109,283       63,570      226,336       592,805       28,563       58,585
Benefit payments..................    (132,325)     (12,451)    (415,842)     (481,990)    (122,160)     (63,102)
Payments on termination...........  (1,224,182)  (1,171,019)  (4,124,919)   (7,668,474)    (833,139)    (979,375)
Loans--net........................        (414)          --          133         2,435          681          500
Policy maintenance charge.........     (20,147)     (23,928)     (69,520)      (81,631)      (3,417)      (4,243)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............  (1,361,309)   3,041,807     (450,961)   (4,175,197)     967,258      (39,731)
                                   -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (2,629,094)   1,897,979   (4,834,773)  (11,812,052)      37,786   (1,027,366)
                                   -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (2,717,736)   1,984,736    2,331,014   (32,313,479)   2,534,188   (5,571,585)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  11,594,340    9,609,604   36,666,813    68,980,292    4,677,023   10,248,608
                                   -----------  -----------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 8,876,604  $11,594,340  $38,997,827  $ 36,666,813  $ 7,211,211  $ 4,677,023
                                   ===========  ===========  ===========  ============  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,047,635      869,545    3,915,348     4,910,873      613,401      703,537
       Units issued...............     318,768      554,827      539,889       658,380      288,002      159,494
       Units redeemed.............    (557,402)    (376,737)  (1,047,599)   (1,653,905)    (287,082)    (249,630)
                                   -----------  -----------  -----------  ------------  -----------  -----------
   Units outstanding at end of
     period.......................     809,001    1,047,635    3,407,638     3,915,348      614,321      613,401
                                   ===========  ===========  ===========  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                           Wells Fargo               Wells Fargo
                                                          Variable Trust           Variable Trust
                                                           Sub-Account               Sub-Account
                                                     -----------------------  ------------------------
                                                          Wells Fargo VT           Wells Fargo VT
                                                            Advantage                 Advantage
                                                            Discovery                Opportunity
                                                     -----------------------  ------------------------
                                                        2009         2008         2009         2008
                                                     ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)........................ $  (54,730) $   (93,641) $  (121,818) $    41,242
Net realized gains (losses).........................   (195,733)     388,056   (1,244,387)   1,889,646
Change in unrealized gains (losses).................  1,375,541   (3,610,738)   4,320,471   (7,323,609)
                                                     ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations...  1,125,078   (3,316,323)   2,954,266   (5,392,721)
                                                     ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits............................................     22,523       58,080       71,790      108,792
Benefit payments....................................    (73,052)     (11,741)     (76,130)     (75,160)
Payments on termination.............................   (365,033)    (779,234)    (933,285)  (1,190,719)
Loans--net..........................................        522          263          124           91
Policy maintenance charge...........................     (3,583)      (4,553)      (6,631)      (7,638)
Transfers among the sub-accounts and with the Fixed
  Account--net......................................   (463,342)    (483,509)    (355,762)  (1,001,375)
                                                     ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions......................................   (881,965)  (1,220,694)  (1,299,894)  (2,166,009)
                                                     ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................    243,113   (4,537,017)   1,654,372   (7,558,730)
NET ASSETS AT BEGINNING OF PERIOD...................  3,659,823    8,196,840    7,255,131   14,813,861
                                                     ----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD......................... $3,902,936  $ 3,659,823  $ 8,909,503  $ 7,255,131
                                                     ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period.........    428,867      525,944      962,386    1,158,658
       Units issued.................................     30,560       94,247       54,968       82,288
       Units redeemed...............................   (128,066)    (191,324)    (204,524)    (278,560)
                                                     ----------  -----------  -----------  -----------
   Units outstanding at end of period...............    331,361      428,867      812,830      962,386
                                                     ==========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Organization

   Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   In 2006, Lincoln Benefit entered into an administrative servicing agreement (the "Agreement") with Allstate, whereby Allstate agreed to be responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America ("Prudential") as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the "Sub-contracting agreement"), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit's obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.

   Lincoln Benefit issues six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. These contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios (collectively the "Funds"):

AIM Variable Insurance Funds                            The Alger American Fund (Series - O) (continued)
   AIM V. I. Basic Value                                    Alger LargeCap Growth Portfolio
   AIM V. I. Capital Appreciation                              (Class - 1-2) (Previously known as Alger
                                                               American LargeCap Growth Portfolio
AIM Variable Insurance Funds Series II                         (Class - O))
   AIM V. I. Basic Value II                                 Alger MidCap Growth Portfolio (Class - 1-2)
   AIM V. I. Capital Appreciation II                           (Previously known as Alger American
   AIM V. I. Core Equity II                                    MidCap Growth Portfolio (Class - O))
   AIM V. I. Mid Cap Core Equity II                         Alger SmallCap Growth Portfolio
                                                               (Class - 1-2) (Previously known as Alger
The Alger American Fund (Series - O)                           American SmallCap Growth Portfolio
    Alger Capital Appreciation (Class - 1-2)                   (Class - O))
       (Previously known as Alger American Capital
       Appreciation Portfolio (Class - O))              The Alger American Fund (Class - S)
    Alger Growth & Income (Class - 1-2) (Previously         Alger Capital Appreciation Portfolio
       known as Alger American Income & Growth                 (Series - S) (Previously known as Alger
       Portfolio (Class - O))                                  American Capital Appreciation Portfolio
                                                               (Class - S))

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Alger American Fund (Class - S) (continued)          J.P. Morgan Series Trust II
    Alger LargeCap Growth Portfolio (Series - S)             Small Company
       (Previously known as Alger Growth                     IT Small Cap Core Portfolio (On April 24, 2009,
       (Class - S))                                             Small Company merged into JPMorgan IT
    Alger MidCap Growth Portfolio (Class - S)                   Small Cap Core PortfolioAppreciation
       (Previously known as Alger American
       MidCap Growth Portfolio (Class - S))              Janus Aspen Series
                                                             Balanced
DWS Investments Variable Insurance Trust Funds               Flexible Bond
    DWS VIP Equity 500 Index B                               Forty Portfolio
    DWS VIP Small Cap Index B                                Janus Portfolio (Previously known as Large Cap
                                                                Growth)
DWS Variable Series I                                        Enterprise (Previously known as Mid Cap
   DWS VIP Bond A                                               Growth)
   DWS VIP Global Opportunities                              Worldwide (Previously known as Worldwide
   DWS VIP Growth and Income A                                  Growth)
   DWS VIP International
                                                         Janus Aspen Series (Service Shares)
DWS Variable Series II                                       Balanced (Service Shares)
   DWS VIP Balanced A                                        Foreign Stock (Service Shares) (For the period
                                                                beginning January 1, 2008 and ended
Federated Insurance Series                                      April 29, 2008 ) (On April 30, 2008 Foreign
    Federated Capital Income Fund II                            Stock (Service Shares) merged into
    Federated Fund for U.S. Government Securities II            International Growth (Service Shares))
    Federated High Income Bond Fund II                       Forty Portfolio (Service Shares)
                                                             INTECH Risk-Managed Core Portfolio (Service
Fidelity Variable Insurance Products Fund                       Shares)
    VIP Asset Manager                                        Overseas (Service Shares) (Previously known
    VIP Contrafund                                              as International Growth (Service Shares))
    VIP Equity-Income                                           (On April 30, 2008 Foreign Stock (Service
    VIP Growth                                                  Shares) merged into International Growth
    VIP Index 500                                               (Service Shares))
    VIP Money Market                                         Perkins Mid Cap Vale (Service Shares)
    VIP Overseas                                                (Previously known as Mid Cap Value
                                                                (Service Shares))
Fidelity Variable Insurance Products Fund                    Perkins Small Company Value (Service Shares)
(Service Class 2)                                               (Previously known as Small Company
    VIP Asset Manager (Service Class 2)                         Value (Service Shares))
    VIP Contrafund (Service Class 2)                         Worldwide (Service Shares) (Previously known
    VIP Equity-Income (Service Class 2)                         as Worldwide Growth (Service Shares))
    VIP Growth (Service Class 2)
    VIP Index 500 (Service Class 2)                      Lazard Retirement Series, Inc.
    VIP Investment Grade Bond (Service Class 2)              Emerging Markets Equity
    VIP Money Market (Service Class 2)                       International Equity
    VIP Overseas (Service Class 2)
                                                         Legg Mason Partners Variable Income Trust
Goldman Sachs Variable Insurance Trust                       Legg Mason ClearBridge Variable Fundamental
    VIT Strategic International Equity                          Value Portfolio (Previously known as
    VIT Structured Small Cap Equity Fund                        Legg Mason Variable Fundamental Value
                                                                Portfolio)


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                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Legg Mason Partners Variable Income Trust            Putnam Variable Trust
(continued)                                              VT High Yield
    Legg Mason Western Asset Variable Global High        VT International Growth and Income
       Yield Bond II (Previously known as Legg
       Mason Variable Global High Yield Bond II)     RidgeWorth Capital Management, Inc
                                                         RidgeWorth Large Cap Growth Stock
Legg Mason Partners Variable Portfolios I, Inc           RidgeWorth Large Cap Value Equity
    Legg Mason ClearBridge Variable Investors
       Portfolio I (Previously known as Legg Mason   Rydex Variable Trust
       Variable Investors Portfolio I)                   Rydex VT Nasdaq 100 Strategy Fund
                                                         Rydex VT All Cap Opportunity (Previously
MFS Variable Insurance Trust                                known as Rydex Sector Rotation)
    MFS Growth
    MFS Investors Trust                              T. Rowe Price Equity Series, Inc.
    MFS New Discovery                                    T. Rowe Price Equity Income
    MFS Research                                         T. Rowe Price Mid-Cap Growth
    MFS Total Return                                     T. Rowe Price New America Growth

MFS Variable Insurance Trust (Service Class)         T. Rowe Price Equity Series, Inc. II
    MFS High Income (Service Class)                      T. Rowe Price Blue Chip Growth II
    MFS Investor Growth Stock (Service Class)           T. Rowe Price Equity Income II
    MFS Investors Trust (Service Class)
    MFS New Discovery (Service Class)                T. Rowe Price International Series, Inc.
    MFS Total Return (Service Class)                     T. Rowe Price International Stock
    MFS Utilities (Service Class)
    MFS Value (Service Class)                        The Universal Institutional Funds, Inc.
                                                         Van Kampen UIF Capital Growth
Oppenheimer Variable Account Funds                       Van Kampen UIF High Yield
(Service Shares ("SS"))                                  Van Kampen UIF Mid Cap Growth
    Oppenheimer Global Securities (SS)                   Van Kampen UIF U.S. Mid Cap Value
    Oppenheimer Main Street Small Cap Fund (SS)
    Oppenheimer MidCap Fund (SS)                     The Universal Institutional Funds, Inc. (Class II)
                                                         Van Kampen UIF Capital Growth (Class II)
Panorama Series Fund, Inc. (Service Class ("SC"))           (Previously known as Van Kampen UIF
    Oppenheimer International Growth (SC)                   Equity Growth (Class II))
                                                         Van Kampen UIF U.S. Real Estate (Class II)
PIMCO Variable Insurance
    Foreign Bond (US Dollar-Hedged)                  Van Eck Worldwide Insurance Trust
       (Previously known as Foreign Bond)                Van Eck Worldwide Multi-Mgr Alternative
    Money Market                                            (Previously known as Van Eck Worldwide
    PIMCO Real Return                                       Absolute Return
    PIMCO Total Return                                   Van Eck Worldwide Emerging Markets
    StocksPLUS(R) Growth and Income Portfolio            Van Eck Worldwide Hard Assets

Premier VIT                                          Van Kampen Life Investment Trust (Class II)
    OpCap Balanced                                       LIT Government (Class II)
    OpCap Equity                                         LIT Growth and Income (Class II)
    OpCap Renaissance                                    LIT Mid Cap Growth (Class II
    NACM Small Cap Portfolio Class 1
       (Previously known as NACM Small Cap)          Wells Fargo Variable Trust
                                                         Wells Fargo VT Advantage Discovery
                                                         Wells Fargo VT Advantage Opportunity

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The net assets are affected by the investment results of each mutual fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  Summary of Significant Accounting Policies

   Investments--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   Fair Value of Financial Assets--The Financial Accounting Standards Board
(FASB) guidance on fair value measurements and disclosures establishes a fair value measurement framework, provides a single definition of fair value and requires expanded disclosure summarizing fair value measurements. This guidance provides a three-level hierarchy based on the inputs used in the valuation process. The level in the fair values hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets and financial liabilities recorded on the Statements of Net Assets at fair value as of December 31, 2009 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   Level 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   Level 2: Financial assets whose values are based on the following:
         a) Quoted prices for similar assets or liabilities in active markets;
         b) Quoted prices for identical or similar assets or liabilities in non-active markets.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Level 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers

   Contracts in payout (annuitization) period--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts but not yet paid.

   Dividends--Dividends declared by the Funds are recognized on the ex-dividend date.

   Net Realized Gains and Losses--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios.

   Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2009 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


3.  Expenses

   Mortality and Expense Risk Charge--Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge.

   Administrative Expense Charge--Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

   Contract Maintenance Charge--Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract administration charge is recognized as a redemption of units.

   Withdrawal Charge--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments

   The cost of purchases of investments for the year ended December 31, 2009 were as follows:

                                                                                 Purchases
                                                                                 ----------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
   AIM V. I. Basic Value........................................................ $1,136,746
   AIM V. I. Capital Appreciation...............................................     32,937

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Value II.....................................................    611,504
   AIM V. I. Capital Appreciation II............................................     61,641
   AIM V. I. Core Equity II.....................................................    787,885
   AIM V. I. Mid Cap Core Equity II.............................................    784,360

Investments in the The Alger American Fund Sub-Accounts:
   Alger Capital Appreciation - Class I-2 (a)...................................    939,368
   Alger Growth & Income - Class I-2 (b)........................................    458,540
   Alger LargeCap Growth - Class I-2 (c)........................................    262,120
   Alger Mid Cap Growth - Class I-2 (d).........................................  1,023,267
   Alger SmallCap Growth - Class I-2 (e)........................................  1,460,111

Investments in the The Alger American Fund (Series - S) Sub-Accounts:
   Alger Capital Appreciation - Class S (f).....................................    373,342
   Alger Large Cap Growth - Class S (g).........................................  1,173,732
   Alger Mid Cap Growth - Class S (h)...........................................    984,742

Investments in the DWS Investments Variable Insurance Trust Funds Sub-Accounts:
   DWS Equity 500 Index VIP B...................................................    679,567
   DWS Small Cap Index VIP B....................................................     96,124

Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A...............................................................  1,342,893
   DWS Global Opportunities VIP A...............................................    676,911
   DWS Growth and Income VIP A..................................................    239,624
   DWS International VIP A......................................................    308,330

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP B...........................................................    550,684

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Capital Income Fund II.............................................    797,201
   Federated Fund for U.S. Government Securities II.............................  3,711,180
   Federated High Income Bond Fund II...........................................  3,067,758

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Asset Manager............................................................    339,267

--------
(a)Previously known as Alger American Capital Appreciation Portfolio -Class O
(b)Previously known as Alger American Income & Growth Portfolio - Class O
(c)Previously known as Alger American LargeCap Growth - Class O
(d)Previously known as Alger American MidCap Growth Portfolio - Class O
(e)Previously known as Alger American SmallCap Growth Portfolio - Class O
(f)Previously known as Alger American Capital Appreciation Portfolio - Class S
(g)Previously known as Alger American LargeCap Growth Portfolio - Class S
(h)Previously known as Alger American MidCap Growth Portfolio - Class S

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                               Purchases
                                                                                              -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts (continued):
   VIP Contrafund............................................................................ $ 1,928,727
   VIP Equity-Income.........................................................................   1,417,408
   VIP Growth................................................................................     593,496
   VIP Index 500.............................................................................   2,528,897
   VIP Money Market..........................................................................  18,542,413
   VIP Overseas..............................................................................   1,081,840

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2).......................................................     635,011
   VIP Contrafund (Service Class 2)..........................................................   1,737,730
   VIP Equity-Income (Service Class 2).......................................................   1,538,758
   VIP Growth (Service Class 2)..............................................................     999,235
   VIP Index 500 (Service Class 2)...........................................................   3,204,962
   VIP Investment Grade Bond (Service Class 2)...............................................   8,354,323
   VIP Money Market (Service Class 2)........................................................  16,568,420
   VIP Overseas (Service Class 2)............................................................   3,102,713

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Strategic International Equity........................................................     225,657
   VIT Structured Small Cap Equity...........................................................     322,843

Investments in the J.P. Morgan Series Trust II Sub-Accounts:
   JPMorgan IT Small Cap Core Portfolio (i)(j)...............................................   2,378,475
   Small Company (i)(k)......................................................................      39,324

Investments in the Janus Aspen Series Sub-Accounts:
   Balanced..................................................................................   3,273,667
   Enterprise (l)............................................................................     603,624
   Flexible Bond.............................................................................   2,467,981
   Forty Portfolio...........................................................................     453,096
   Janus Portfolio (m).......................................................................     352,461
   Worldwide (n).............................................................................   1,689,022

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Balanced (Service Shares).................................................................   2,123,024
   Forty Portfolio (Service Shares)..........................................................     884,048
   INTECH Risk-Managed Core Portfolio (Service Shares).......................................     211,650
   Overseas (Service Shares) (o).............................................................   3,379,718

--------
(i)On April 24, 2009, Small Company merged to JPMorgan IT Small Cap Core Portfolio Appreciation
(j)For the period beginning April 25, 2009 and ended December 31, 2009
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(l)Previously known as Mid Cap Growth
(m)Previously known as Large Cap Growth
(n)Previously known as Worldwide Growth
(o)Previously known as International Growth (Service Shares)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                             Purchases
                                                                                             ----------
Investments in the Janus Aspen Series (Service Shares) Sub-Accounts (continued):
   Perkins Mid Cap Value Portfolio (Service Shares) (p)..................................... $1,330,376
   Perkins Small Company Value Portfolio (Service Shares) (q)(r)............................    171,137
   Worldwide (Service Shares) (s)...........................................................    225,897

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity..................................................................    896,786
   International Equity.....................................................................    201,898

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental Value Portfolio I (t)........................    423,489
   Legg Mason Western Asset Variable Global High Yield Bond Portfolio II (u)................  2,242,260

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Portfolio I (v)................................    469,793

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth...............................................................................    216,652
   MFS Investors Trust......................................................................    695,868
   MFS New Discovery........................................................................    646,006
   MFS Research.............................................................................    112,776
   MFS Total Return.........................................................................  1,221,405

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS High Income (Service Class)..........................................................    945,886
   MFS Investor Growth Stock (Service Class)................................................    570,017
   MFS Investors Trust (Service Class)......................................................    416,101
   MFS New Discovery (Service Class)........................................................  1,311,082
   MFS Total Return (Service Class).........................................................  1,218,058
   MFS Utilities (Service Class)............................................................    841,942
   MFS Value (Service Class)................................................................    539,095

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Global Securities (SS).......................................................  1,662,386
   Oppenheimer Main Street Small Cap Fund (SS)..............................................  1,831,403
   Oppenheimer MidCap Fund (SS).............................................................    159,878

--------
(p)Previously known as Mid Cap Value (Service Shares)
(q)Previously known as Small Company Value (Service Shares)
(r)For the period beginning January 1, 2009 and ended April 30, 2009
(s)Previously known as Worldwide Growth (Service Shares)
(t)Previously known as Legg Mason Variable Fundamental Value Portfolio
(u)Previously known as Legg Mason Variable Global High Yield Bond II
(v)Previously known as Legg Mason Variable Investors Portfolio I

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                      Purchases
                                                                                     -----------
Investments in the Panorama Series Fund, Inc. (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer International Growth (SS)............................................ $   341,989

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)..................................................   6,936,134
   Money Market.....................................................................  26,078,441
   PIMCO Real Return................................................................   4,655,919
   PIMCO Total Return...............................................................  28,269,640
   StocksPLUS(R) Growth and Income Portfolio (w)....................................     203,942

Investments in the Premier VIT Sub-Accounts:
   NACM Small Cap Portfolio Class I (x).............................................     490,373
   OpCap Balanced (k)...............................................................     516,698
   OpCap Equity (k).................................................................      80,171

Investments in the Putnam Variable Trust Sub-Accounts:
   VT High Yield....................................................................     799,683
   VT International Growth and Income...............................................     250,914

Investments in the RidgeWorth Variable Trust Sub-Accounts:
   RidgeWorth Large Cap Growth Stock (k)............................................      51,023
   RidgeWorth Large Cap Value Equity (k)............................................      43,057

Investments in the Rydex Variable Trust Sub-Accounts:
   Rydex VT All-Cap Opportunity (y).................................................     437,307
   Rydex VT Nasdaq 100 Strategy Fund................................................     331,224

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
   T. Rowe Price Equity Income......................................................   1,167,277
   T. Rowe Price Mid-Cap Growth.....................................................      75,910
   T. Rowe Price New America Growth.................................................     677,806

Investments in the T. Rowe Price Equity Series, Inc. II Sub-Accounts:
   T. Rowe Price Blue Chip Growth II................................................     353,413
   T. Rowe Price Equity Income II...................................................   2,656,892

Investments in the T. Rowe Price International Series, Inc. Sub-Accounts:
   T. Rowe Price International Stock................................................     717,404

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth....................................................     469,965

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(w)For the period beginning January 1, 2009 and ended July 17, 2009
(x)Previously known as NACM Small Cap
(y)Previously known as Rydex Sector Rotation

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                       Purchases
                                                                                      ------------
Investments in the The Universal Institutional Funds, Inc. Sub-Accounts (continued):
   Van Kampen UIF High Yield......................................................... $    498,393
   Van Kampen UIF Mid Cap Growth.....................................................      751,202
   Van Kampen UIF U.S. Mid Cap Value.................................................    1,317,569

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)..........................................      307,332
   Van Kampen UIF U.S. Real Estate (Class II)........................................    2,598,186

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
   Van Eck Worldwide Multi-Mgr Alternative-(Class I) (z).............................    1,009,089
   Van Eck Worldwide Emerging Markets................................................    3,432,277
   Van Eck Worldwide Hard Assets.....................................................    6,203,100

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Government (Class II).........................................................    2,220,298
   LIT Growth and Income (Class II)..................................................    4,470,321
   LIT Mid Cap Growth (Class II).....................................................    2,239,539

Investments in the Wells Fargo Variable Trust Sub-Accounts:
   Wells Fargo VT Advantage Discovery................................................      165,412
   Wells Fargo VT Advantage Opportunity..............................................      277,339
                                                                                      ------------
                                                                                      $221,983,787
                                                                                      ============

--------
(z)Previously known as Van Eck Worldwide Absolute Return

5.  Financial Highlights

   Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

Items in the following table are notated as follows:

    * Investment Income Ratio--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** Expense Ratio--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***Total Return--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts:
   AIM V. I. Basic Value
   2009.................... 1,285   $ 8.42 -  8.82    $11,154       1.58%     1.25 - 2.05%  44.97 -  46.16%
   2008.................... 1,524     5.81 -  6.03      9,082       0.84      1.25 - 2.05  -52.76 - -52.37
   2007.................... 1,809    12.29 - 12.67     22,698       0.57      1.25 - 2.05   -0.55 -   0.28
   2006.................... 2,150    12.36 - 12.63     26,968       0.39      1.25 - 2.05   10.89 -  11.80
   2005.................... 2,276    11.15 - 11.30     25,613       0.09      1.25 - 2.05    3.57 -   4.43

   AIM V. I. Capital Appreciation
   2009....................    71     7.55 -  7.73        541       0.61      1.35 - 2.05   18.60 -  19.44
   2008....................    76     6.37 -  6.47        490       0.00      1.35 - 2.05  -43.67 - -43.27
   2007....................    79    11.31 - 11.40        900       0.00      1.35 - 2.05    9.71 -  10.49
   2006 (ae)...............    96    10.31 - 10.32        993       0.12      1.35 - 2.05    3.08 -   3.19

Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts:
   AIM V. I. Basic Value II
   2009....................   772     8.13 -  8.61      6,571       1.12      1.35 - 2.30   44.34 -  45.74
   2008....................   940     5.63 -  5.91      5,501       0.49      1.35 - 2.30  -53.01 - -52.55
   2007....................   949    11.99 - 12.45     11,713       0.31      1.35 - 2.30   -0.98 -  -0.01
   2006.................... 1,139    12.11 - 12.45     14,094       0.14      1.35 - 2.30   10.35 -  11.42
   2005.................... 1,007    10.97 - 11.18     11,203       0.00      1.35 - 2.30    3.01 -   4.01

   AIM V. I. Capital Appreciation II
   2009....................   210     8.10 -  8.58      1,781       0.25      1.35 - 2.30   17.94 -  19.09
   2008....................   244     6.87 -  7.20      1,737       0.00      1.35 - 2.30  -43.95 - -43.40
   2007....................   278    12.25 - 12.73      3,503       0.00      1.35 - 2.30    9.15 -  10.22
   2006....................   307    11.23 - 11.55      3,521       0.00      1.35 - 2.30    3.63 -   4.63
   2005....................   233    10.83 - 11.04      2,556       0.00      1.35 - 2.30    6.09 -   7.12

--------
(ae)For the period beginning November 3, 2006 and ended December 31, 2006

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts
  (continued):
   AIM V. I. Core Equity II
   2009....................   522   $ 9.62 -  9.97    $ 5,166       1.48%     1.35 - 2.30%  25.04 -  26.25%
   2008....................   613     7.70 -  7.90      4,820       1.80      1.35 - 2.30  -31.93 - -31.26
   2007....................   688    11.31 - 11.49      7,875       1.01      1.35 - 2.30    5.38 -   6.41
   2006 (af)...............   658    10.73 - 10.80      7,099       1.00      1.35 - 2.30    7.30 -   8.00

   AIM V. I. Mid Cap Core Equity II
   2009....................   864    11.68 - 12.37     10,558       0.96      1.35 - 2.30   26.87 -  28.10
   2008.................... 1,027     9.21 -  9.66      9,812       1.20      1.35 - 2.30  -30.32 - -29.64
   2007.................... 1,244    13.22 - 13.73     16,928       0.05      1.35 - 2.30    6.76 -   7.80
   2006.................... 1,324    12.38 - 12.73     16,754       0.84      1.35 - 2.30    8.44 -   9.49
   2005....................   919    11.42 - 11.63     10,635       0.37      1.35 - 2.30    4.81 -   5.82

Investments in the The
  Alger American Fund
  Sub-Accounts:
   Alger Capital Appreciation - Class I-2 (a)
   2009.................... 1,046     7.99 - 18.28     12,891       0.00      1.25 - 1.80   48.41 -  49.23
   2008.................... 1,186     5.39 - 12.25      9,784       0.00      1.25 - 1.80  -46.12 - -45.82
   2007.................... 1,641     9.99 - 22.61     25,316       0.00      1.25 - 1.80   31.14 -  31.87
   2006.................... 1,667     7.62 - 17.15     19,984       0.00      1.25 - 1.80   17.14 -  17.79
   2005.................... 1,732     6.51 - 14.56     18,242       0.00      1.25 - 1.80   12.41 -  13.03

   Alger Growth & Income - Class I-2 (b)
   2009....................   752     6.50 - 11.60      6,827       2.39      1.25 - 1.80   29.82 -  30.53
   2008....................   859     5.01 -  8.89      6,152       2.21      1.25 - 1.80  -40.55 - -40.22
   2007.................... 1,213     8.42 - 14.87     14,833       0.82      1.25 - 1.80    8.16 -   8.76
   2006.................... 1,517     7.79 - 13.67     17,599       1.25      1.25 - 1.80    7.36 -   7.96
   2005.................... 1,910     7.25 - 12.67     21,089       1.08      1.25 - 1.80    1.60 -   2.16

   Alger Large Cap Growth - Class I-2 (c)
   2009....................   977     6.57 - 11.21      8,817       0.64      1.25 - 1.80   44.94 -  45.74
   2008.................... 1,163     4.53 -  7.69      7,312       0.23      1.25 - 1.80  -47.12 - -46.82
   2007.................... 1,383     8.57 - 14.46     16,577       0.36      1.25 - 1.80   17.79 -  18.45
   2006.................... 1,697     7.27 - 12.21     17,538       0.12      1.25 - 1.80    3.28 -   3.85
   2005.................... 2,162     7.04 - 11.76     22,037       0.22      1.25 - 1.80   10.04 -  10.65

--------
(a)Previously known as Alger American Capital Appreciation Portfolio - Class O
(b)Previously known as Alger American Income & Growth Portfolio - Class O
(c)Previously known as Alger American Large Cap Growth - Class O
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                 For the year ended December 31,
                              ----------------------------------- ------------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense         Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the The
  Alger American Fund
  Sub-Accounts
  (continued):
   Alger Mid Cap Growth - Class I-2 (d)
   2009...................... 1,405   $ 8.88 - 16.09    $16,508       0.00%     1.25 - 1.80%  49.00 -  49.82%
   2008...................... 1,605     5.96 - 10.74     12,758       0.16      1.25 - 1.80  -59.10 - -58.87
   2007...................... 1,907    14.57 - 26.12     37,730       0.00      1.25 - 1.80   29.20 -  29.92
   2006...................... 2,206    11.28 - 20.10     34,151       0.00      1.25 - 1.80    8.18 -   8.78
   2005...................... 2,641    10.42 - 18.48     38,590       0.00      1.25 - 1.80    7.87 -   8.46
   Alger SmallCap Growth Class I-2 (e)
   2009...................... 1,117     6.77 - 11.35     10,733       0.00      1.25 - 1.80   42.91 -  43.70
   2008...................... 1,184     4.73 -  7.90      7,902       0.00      1.25 - 1.80  -47.56 - -47.27
   2007...................... 1,414     9.03 - 14.98     17,989       0.00      1.25 - 1.80   15.14 -  15.78
   2006...................... 1,482     7.84 - 12.94     16,243       0.00      1.25 - 1.80   17.88 -  18.53
   2005...................... 1,712     6.65 - 10.91     16,121       0.00      1.25 - 1.80   14.80 -  15.43

Investments in the The Alger
  American Fund
  (Series - S) Sub-Accounts:
   Alger Capital Appreciation - Class S (f)
   2009......................   281    13.45 - 14.24      3,955       0.00      1.35 - 2.30   47.22 -  48.65
   2008......................   352     9.14 -  9.58      3,340       0.00      1.35 - 2.30  -46.53 - -46.00
   2007......................   424    17.09 - 17.75      7,470       0.00      1.35 - 2.30   30.12 -  31.39
   2006......................   400    13.13 - 13.51      5,365       0.00      1.35 - 2.30   16.23 -  17.36
   2005......................   256    11.30 - 11.51      2,936       0.00      1.35 - 2.30   11.54 -  12.62

   Alger Large Cap Growth - Class S (g)
   2009......................   819     9.88 - 10.46      9,319       0.56      1.35 - 2.30   43.86 -  45.26
   2008......................   967     6.82 -  7.20      7,547       0.00      1.35 - 2.45  -47.61 - -47.02
   2007...................... 1,028    13.02 - 13.60     15,288       0.11      1.35 - 2.45   16.69 -  18.01
   2006...................... 1,160    11.15 - 11.52     14,604       0.00      1.35 - 2.45    2.34 -   3.49
   2005...................... 1,161    10.90 - 11.13     14,221       0.12      1.35 - 2.45    8.99 -  10.21

   Alger Mid Cap Growth - Class S (h)
   2009......................   937     9.31 -  9.86      9,116       0.00      1.35 - 2.30   47.83 -  49.27
   2008...................... 1,052     6.30 -  6.60      6,871       0.00      1.35 - 2.30  -59.43 - -59.03
   2007...................... 1,075    15.52 - 16.12     17,169       0.00      1.35 - 2.30   28.24 -  29.49
   2006...................... 1,173    12.11 - 12.45     14,499       0.00      1.35 - 2.30    7.36 -   8.41
   2005......................   907    11.27 - 11.48     10,371       0.00      1.35 - 2.30    7.03 -   8.07

--------
(d)Previously known as Alger American MidCap Growth Portfolio - Class O
(e)Previously known as Alger American SmallCap Growth Portfolio - Class O
(f)Previously known as Alger American Capital Appreciation Portfolio - Class S
(g)Previously known as Alger American Large Cap Growth Portfolio - Class S
(h)Previously known as Alger American MidCap Growth Portfolio - Class S

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                 For the year ended December 31,
                          ----------------------------------- ------------------------------------------
                                   Accumulation
                          Units     Unit Value     Net Assets  Investment     Expense         Total
                          (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the DWS
  Investments Variable
  Insurance Trust Funds
  Sub-Accounts:
   DWS Equity 500 Index VIP B
   2009..................   240   $11.73 - 12.30    $ 2,918       2.79%     1.35 - 2.05%  23.44 -  24.33%
   2008..................   220     9.50 -  9.89      2,150       2.14      1.35 - 2.05  -38.63 - -38.19
   2007..................   276    15.48 - 16.00      4,383       1.25      1.35 - 2.05    2.87 -   3.61
   2006..................   282    15.05 - 15.45      4,333       0.91      1.35 - 2.05   12.89 -  13.69
   2005..................   281    13.33 - 13.59      3,799       1.36      1.35 - 2.05    2.28 -   3.01

   DWS Small Cap Index VIP B
   2009..................    45    14.16 - 14.85        662       1.45      1.35 - 2.05   23.68 -  24.57
   2008..................    60    11.45 - 11.92        708       1.39      1.35 - 2.05  -35.68 - -35.21
   2007..................    83    17.80 - 18.40      1,521       0.62      1.35 - 2.05   -4.18 - - 3.49
   2006..................    81    18.57 - 19.06      1,544       0.36      1.35 - 2.05   14.79 -  15.61
   2005..................    81    16.18 - 16.49      1,333       0.44      1.35 - 2.05    2.59 -   1.87

Investments in the DWS
  Series I Sub-Accounts:
   DWS Bond VIP A
   2009..................   600    11.66 - 12.57      7,471       8.28      1.25 - 1.80    8.10 -   8.70
   2008..................   733    10.79 - 11.56      8,438       5.98      1.25 - 1.80  -18.25 - -17.80
   2007..................   980    13.20 - 14.06     13,753       4.82      1.25 - 1.80    2.31 -   2.88
   2006.................. 1,072    12.90 - 13.67     14,708       3.83      1.25 - 1.80    2.85 -   3.42
   2005.................. 1,327    12.54 - 13.22     17,730       3.74      1.25 - 1.80    0.78 -   1.33

   DWS Global Opportunities VIP A
   2009..................   576    10.08 - 19.16      7,636       1.62      1.25 - 1.80   45.56 -  46.36
   2008..................   603     6.92 - 13.09      5,587       0.27      1.25 - 1.80  -50.86 - -50.59
   2007..................   745    14.09 - 26.50     14,558       1.36      1.25 - 1.80    7.37 -   7.97
   2006..................   855    13.12 - 24.54     15,664       1.04      1.25 - 1.80   19.91 -  20.57
   2005..................   909    10.94 - 20.36     14,079       0.55      1.25 - 1.80   16.09 -  16.72

   DWS Growth and Income VIP A
   2009..................   198     7.85 -  9.16      1,661       1.86      1.25 - 1.80   31.75 -  32.48
   2008..................   211     5.95 -  6.92      1,360       2.11      1.25 - 1.80  -39.41 - -39.08
   2007..................   256     9.83 - 11.36      2,733       1.29      1.25 - 1.80   -0.46 -   0.09
   2006..................   299     9.87 - 11.34      3,222       0.97      1.25 - 1.80   11.61 -  12.22
   2005..................   366     8.85 - 10.11      3,539       1.28      1.25 - 1.80    4.18 -   4.75

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                 For the year ended December 31,
                              ----------------------------------- ------------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense         Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the DWS
  Series I Sub-Accounts
  (continued):
   DWS International VIP A
   2009......................   349   $  7.21 -10.66    $ 2,995        4.90%    1.25 - 1.80%  31.14 -  31.86%
   2008......................   517     5.50 -  8.08      3,363        1.41     1.25 - 1.80  -49.14 - -48.86
   2007......................   504    10.81 - 15.80      6,646        2.70     1.25 - 1.80   12.53 -  13.16
   2006......................   569     9.61 - 13.97      6,680        1.74     1.25 - 1.80   23.67 -  24.35
   2005......................   490     7.77 - 11.23      4,671        1.61     1.25 - 1.80   14.10 -  14.73

Investments in the DWS
  Series II Sub-Accounts:
   DWS Balanced VIP A
   2009......................   533    10.19 - 10.45      5,512        3.77      1.25 -1.80    21.23 - 21.90
   2008......................   672     8.40 -  8.58      5,723        4.45     1.25 - 1.80  -28.63 - -28.24
   2007......................   911    11.78 - 11.95     10,829        3.46     1.25 - 1.80    2.96 -   3.53
   2006...................... 1,216    11.44 - 11.54     13,998        2.56     1.25 - 1.80    8.28 -   8.88
   2005 (ag)................. 1,517    10.56 - 10.60     16,065        0.00     1.25 - 1.80    5.62 -   6.02

Investments in the Federated
  Insurance Series
  Sub-Accounts:
   Federated Capital Income Fund II
   2009......................   419     8.83 - 10.21      4,498        5.82     1.25 - 1.80   25.99 -  26.68
   2008......................   447     7.01 -  8.06      3,846        5.96     1.25 - 1.80  -21.80 - -21.37
   2007......................   505     8.97 - 10.25      5,623        5.59     1.25 - 1.80    2.17 -   2.74
   2006......................   676     8.78 -  9.98      7,411        5.78     1.25 - 1.80   13.58 -  14.21
   2005......................   769     7.73 -  8.74      7,537        5.48     1.25 - 1.80    4.39 -   4.97

   Federated Fund for U.S. Government Securities II
   2009...................... 1,604    13.83 - 15.14     23,714        5.12     1.25 - 1.80    3.33 -   3.90
   2008...................... 1,973    13.39 - 14.57     28,120        5.20     1.25 - 1.80    2.42 -   2.98
   2007...................... 2,265    13.07 - 14.15     31,456        3.97     1.25 - 1.80    4.38 -   4.96
   2006...................... 2,044    12.52 - 13.48     27,755        4.43     1.25 - 1.80    2.29 -   2.85
   2005...................... 2,656    12.24 - 13.10     35,338        4.27     1.25 - 1.80    0.21 -   0.76

   Federated High Income Bond Fund II
   2009...................... 1,055    14.44 - 14.75     16,181       11.42     1.25 - 1.80   50.13 -  50.95
   2008...................... 1,267     9.62 -  9.77     12,902       10.66     1.25 - 1.80  -27.32 - -26.91
   2007...................... 1,600    13.23 - 13.37     22,372        8.36     1.25 - 1.80    1.57 -   2.14
   2006...................... 1,914    13.03 - 13.09     26,267        8.51     1.25 - 1.80    8.83 -   9.43
   2005...................... 2,157    11.96 - 11.97     27,425        8.43     1.25 - 1.80    0.83 -   1.38

--------
(ag)For the period beginning April 29, 2005 and ended December 31, 2005

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts:
   VIP Asset Manager
   2009.....................   555   $10.54 - 12.99    $ 7,755       2.19%     1.25 - 1.80%  26.81 -  27.51%
   2008.....................   685     8.31 - 10.19      7,527       2.54      1.25 - 1.80  -29.99 - -29.60
   2007.....................   830    11.87 - 14.47     13,085       5.98      1.25 - 1.80   13.43 -  14.06
   2006..................... 1,018    10.47 - 12.69     14,251       2.88      1.25 - 1.80    5.41 -   5.99
   2005..................... 1,285     9.93 - 11.97     17,045       2.73      1.25 - 1.80    2.19 -   2.76

   VIP Contrafund
   2009..................... 3,178    11.28 - 16.39     47,725       1.32      1.25 - 1.80   33.29 -  34.02
   2008..................... 3,535     8.46 - 12.23     40,235       0.93      1.25 - 1.80  -43.54 - -43.23
   2007..................... 4,241    14.99 - 21.54     86,547       0.88      1.25 - 1.80   15.48 -  16.12
   2006..................... 5,056    12.98 - 18.55     90,482       1.28      1.25 - 1.80    9.73 -  10.33
   2005..................... 5,650    11.83 - 16.81     93,940       0.28      1.25 - 1.80   14.86 -  15.49

   VIP Equity-Income
   2009..................... 1,664    10.39 - 12.04     24,584       2.09      1.25 - 1.80   27.89 -  28.59
   2008..................... 1,976     8.12 -  9.37     22,743       2.22      1.25 - 1.80  -43.68 - -43.37
   2007..................... 2,639    14.43 - 16.54     53,256       1.68      1.25 - 1.80   -0.29 -   0.26
   2006..................... 3,284    14.47 - 16.50     66,863       3.26      1.25 - 1.80   18.06 -  18.70
   2005..................... 3,908    12.26 - 13.90     68,010       1.68      1.25 - 1.80    3.98 -   4.55

   VIP Growth
   2009..................... 2,027     5.49 -  9.53     18,478       0.41      1.25 - 1.80   26.00 -  26.69
   2008..................... 2,282     4.36 -  7.52     17,121       0.78      1.25 - 1.80  -48.11 - -47.83
   2007..................... 2,650     8.39 - 14.42     38,988       0.84      1.25 - 1.80   24.69 -  25.38
   2006..................... 3,053     6.73 - 11.50     37,182       0.41      1.25 - 1.80    4.95 -   5.53
   2005..................... 3,680     6.41 - 10.90     43,527       0.51      1.25 - 1.80    3.92 -   4.49

   VIP Index 500
   2009..................... 3,134     7.61 - 10.72     29,106       2.33      1.25 - 1.80   24.35 -  25.03
   2008..................... 3,671     6.12 -  8.57     27,557       1.97      1.25 - 1.80  -38.12 - -37.78
   2007..................... 4,599     9.90 - 13.78     56,360       3.62      1.25 - 1.80    3.55 -   4.12
   2006..................... 5,382     9.56 - 13.23     64,225       1.77      1.25 - 1.80   13.67 -  14.30
   2005..................... 6,386     8.41 - 11.58     67,773       1.81      1.25 - 1.80    2.96 -   3.53

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts (continued):
   VIP Money Market
   2009..................... 3,577   $11.12 - 12.64    $44,205       0.76%     1.25 - 1.80%   -1.08 - -0.53%
   2008..................... 4,923    11.24 - 12.70     61,459       3.04      1.25 - 1.80    1.19 -   1.75
   2007..................... 3,775    11.11 - 12.49     46,880       4.95      1.25 - 1.80    3.33 -   3.91
   2006..................... 3,845    10.75 - 12.02     45,939       4.76      1.25 - 1.80    3.02 -   3.58
   2005..................... 3,979    10.43 - 11.60     46,171       3.05      1.25 - 1.80    1.20 -   1.76

   VIP Overseas
   2009..................... 1,192     8.62 - 12.67     13,467       2.00      1.25 - 1.80   24.27 -  24.96
   2008..................... 1,326     6.94 - 10.14     12,213       2.55      1.25 - 1.80  -44.81 - -44.50
   2007..................... 1,474    12.57 - 18.27     25,100       3.33      1.25 - 1.80   15.21 -  15.85
   2006..................... 1,693    10.91 - 15.77     25,209       0.86      1.25 - 1.80   15.98 -  16.62
   2005..................... 1,685     9.41 - 13.53     22,304       0.61      1.25 - 1.80   16.93 -  17.57

Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2)
   2009.....................   411    10.47 - 11.19      4,536       2.03      1.35 - 2.45   25.61 -  27.02
   2008.....................   482     8.34 -  8.81      4,201       2.47      1.35 - 2.45  -30.65 - -29.87
   2007.....................   541    12.02 - 12.56      6,731       5.68      1.35 - 2.45   12.34 -  13.61
   2006.....................   566    10.70 - 11.06      6,207       2.34      1.35 - 2.45    4.52 -   5.69
   2005.....................   476    10.24 - 10.46      4,954       1.93      1.35 - 2.45    1.25 -   2.38

   VIP Contrafund (Service Class 2)
   2009..................... 2,144    11.90 - 12.60     26,679       1.08      1.35 - 2.30   32.35 -  33.64
   2008..................... 2,526     8.99 -  9.43     23,562       0.76      1.35 - 2.30  -44.01 - -43.47
   2007..................... 2,858    16.05 - 16.67     47,225       0.73      1.35 - 2.30   14.59 -  15.71
   2006..................... 3,163    14.01 - 14.41     45,256       1.07      1.35 - 2.30    8.88 -   9.93
   2005..................... 1,984    12.87 - 13.11     25,877       0.06      1.35 - 2.30   13.97 -  15.08

   VIP Equity-Income (Service Class 2)
   2009..................... 2,331     9.03 -  9.65     22,298       1.91      1.35 - 2.45   26.70 -  28.13
   2008..................... 2,717     7.12 -  7.53     20,324       2.17      1.35 - 2.45  -44.22 - -43.59
   2007..................... 3,047    12.77 - 13.34     40,490       1.58      1.35 - 2.45   -1.22 - - 0.10
   2006..................... 3,348    12.93 - 13.66     44,632       2.91      1.35 - 2.45   17.00 -  18.31
   2005..................... 2,630    11.05 - 11.54     29,743       1.22      1.35 - 2.45    2.99 -   4.15

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts
  (continued):
   VIP Growth (Service Class 2)
   2009..................... 1,176   $ 8.31 -  8.80    $11,501       0.19%     1.35 - 2.30%  25.02 -  26.24%
   2008..................... 1,305     6.65 -  6.97     10,105       0.57      1.35 - 2.30  -48.52 - -48.02
   2007..................... 1,462    12.91 - 13.41     21,854       0.39      1.35 - 2.30   23.73 -  24.94
   2006..................... 1,587    10.44 - 13.87     19,082       0.16      1.35 - 2.30    4.13 -   5.14
   2005..................... 1,633    10.02 - 13.19     19,097       0.25      1.35 - 2.30    3.08 -   4.08

   VIP Index 500 (Service Class 2)
   2009..................... 2,960     9.48 - 10.04     29,365       2.19      1.35 - 2.30   23.40 -  24.60
   2008..................... 3,369     7.69 -  8.06     26,884       1.91      1.35 - 2.30  -38.61 - -38.01
   2007..................... 3,610    12.52 - 13.00     46,550       3.22      1.35 - 2.30    2.75 -   3.75
   2006..................... 3,969    12.18 - 12.53     49,418       1.34      1.35 - 2.30   12.79 -  13.88
   2005..................... 3,054    10.80 - 11.00     33,451       0.95      1.35 - 2.30    2.16 -   3.15

   VIP Investment Grade Bond (Service Class 2)
   2009..................... 3,380    11.10 - 11.75     40,732       8.34      1.35 - 2.30   12.81 -  13.91
   2008..................... 3,789     9.84 - 10.32     40,204       4.58      1.35 - 2.30   -5.68 - - 4.76
   2007..................... 4,894    10.43 - 10.83     54,745       3.95      1.35 - 2.30    1.68 -   2.67
   2006..................... 4,751    10.26 - 10.55     52,012       3.47      1.35 - 2.30    1.75 -   2.73
   2005..................... 3,930    10.08 - 10.27     42,498       3.12      1.35 - 2.30   -0.44 -   0.52

   VIP Money Market (Service Class 2)
   2009..................... 4,575    10.25 - 10.85     49,017       0.50      1.35 - 2.30   -1.84 - - 0.88
   2008..................... 5,383    10.36 - 10.95     58,300       2.77      1.35 - 2.45    0.25 -   1.38
   2007..................... 5,221    10.33 - 10.80     55,847       4.94      1.35 - 2.45    2.37 -   3.53
   2006..................... 5,497    10.09 - 10.43     56,927       4.84      1.35 - 2.45    2.07 -   3.21
   2005..................... 3,564     9.89 - 10.10     35,844       2.86      1.35 - 2.45    0.27 -   1.39

   VIP Overseas (Service Class 2)
   2009..................... 2,212    11.07 - 11.83     26,123       1.77      1.35 - 2.45   23.13 -  24.52
   2008..................... 2,521     8.99 -  9.50     23,963       2.39      1.35 - 2.45  -45.34 - -44.72
   2007..................... 2,661    16.45 - 17.18     45,858       2.99      1.35 - 2.45   14.17 -  15.46
   2006..................... 2,713    14.41 - 14.88     40,588       0.50      1.35 - 2.45   14.90 -  16.19
   2005..................... 1,374    12.54 - 13.57     17,935       0.33      1.35 - 2.45   15.88 -  17.18

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Goldman
  Sachs Variable Insurance
  Trust Sub-Accounts:
   VIT Strategic International Equity
   2009....................   236   $ 9.24 -  9.43    $ 2,217       1.80%     1.40 - 1.60%  26.64 -  26.90%
   2008....................   257     7.30 -  7.43      1,897       2.39      1.40 - 1.60  -46.33 - -46.23
   2007....................   378    13.60 - 13.82      5,196       1.30      1.40 - 1.60    5.21 -   5.42
   2006....................   425    12.92 - 13.11      5,542       1.58      1.40 - 1.60   20.17 -  20.41
   2005....................   466    10.75 - 10.89      5,059       0.33      1.40 - 1.60   11.90 -  12.13

   VIT Structured Small Cap Equity
   2009....................   127    13.36 - 13.64      1,725       1.12      1.40 - 1.60   25.65 -  25.90
   2008....................   135    10.64 - 10.83      1,456       0.61      1.40 - 1.60  -34.89 - -34.76
   2007....................   175    16.34 - 16.61      2,885       0.35      1.40 - 1.60  -18.04 - -17.88
   2006....................   206    19.93 - 20.22      4,138       0.63      1.40 - 1.60   10.49 -  10.71
   2005....................   235    18.04 - 18.26      4,280       0.20      1.40 - 1.60    4.39 -   4.60

Investments in the J.P.
  Morgan Series Trust II
  Sub-Accounts:
   JPMorgan IT Small Cap Core Portfolio
   2009 (i)(j).............   141    12.33 - 12.59      1,769       0.44      1.40 - 1.60   29.13 -  29.31

   Small Company
   2009 (i)(k).............    --      N/A - N/A           --       0.95      1.40 - 1.60   -6.58 - - 6.53
   2008....................   170    10.22 - 10.41      1,762       0.21      1.40 - 1.60  -33.07 - -32.93
   2007....................   228    15.27 - 15.52      3,525       0.01      1.40 - 1.60   -7.18 - - 6.99
   2006....................   264    16.45 - 16.69      4,395       0.00      1.40 - 1.60   13.19 -  13.41
   2005....................   344    14.54 - 14.72      5,036       0.00      1.40 - 1.60    1.78 -   1.98

Investments in the Janus
  Aspen Series
  Sub-Accounts:
   Balanced
   2009.................... 1,747    12.64 - 19.49     33,433       2.90      1.25 - 1.80   23.64 -  24.32
   2008.................... 2,015    10.22 - 15.68     31,673       2.61      1.25 - 1.80  -17.34 - -16.88
   2007.................... 2,514    12.36 - 18.86     48,451       2.51      1.25 - 1.80    8.55 -   9.16
   2006.................... 3,149    11.39 - 17.28     56,236       2.05      1.25 - 1.80    8.75 -   9.35
   2005.................... 3,776    10.47 - 15.81     63,190       2.17      1.25 - 1.80    6.03 -   6.61

--------
(i)On April 24, 2009, Small Company merged to JPMorgan IT Small Cap Core Portfolio Appreciation
(j)For the period beginning April 25, 2009 and ended December 31, 2009
(k)For the period beginning January 1, 2009 and ended April 24, 2009

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series
  Sub-Accounts (continued):
   Enterprise (l)
   2009..................... 1,430   $ 5.11 - 14.85    $18,387       0.00%     1.25 -1.80 %  42.24 -  43.03%
   2008..................... 1,599     3.59 - 10.38     14,801       0.26      1.25 - 1.80  -44.73 - -44.42
   2007..................... 1,821     6.50 - 18.68     30,610       0.22      1.25 - 1.80   19.85 -  20.52
   2006..................... 1,861     5.42 - 15.50     27,114       0.00      1.25 - 1.80   11.59 -  12.20
   2005..................... 2,132     4.86 - 13.81     29,155       0.00      1.25 - 1.80   10.31 -  10.92

   Flexible Bond
   2009.....................   961    15.91 - 17.35     16,680       4.36      1.25 - 1.80   11.20 -  11.81
   2008..................... 1,076    14.31 - 15.51     16,770       4.31      1.25 - 1.80    4.13 -   4.71
   2007..................... 1,274    13.74 - 14.82     19,089       4.67      1.25 - 1.80    5.12 -   5.70
   2006..................... 1,351    13.07 - 14.02     19,349       4.63      1.25 - 1.80    2.36 -   2.93
   2005..................... 1,632    12.77 - 13.62     23,311       5.35      1.25 - 1.80    0.19 -   0.74

   Forty Portfolio
   2009.....................   346    14.12 - 14.71      5,046       0.04      1.35 - 2.05   43.34 -  44.36
   2008.....................   414     9.85 - 10.19      4,181       0.15      1.35 - 2.05  -45.30 - -44.91
   2007.....................   397    18.01 - 18.49      7,296       0.31      1.35 - 2.05   34.17 -  35.13
   2006.....................   517    13.43 - 13.68      7,041       0.34      1.35 - 2.05    7.11 -   7.87
   2005.....................   540    12.53 - 12.68      6,835       0.21      1.35 - 2.05   10.54 -  11.33

   Janus Portfolio (m)
   2009..................... 1,315     5.92 - 10.64     15,584       0.51      1.25 - 1.80   33.92 -  34.66
   2008..................... 1,561     4.42 -  7.90     13,798       0.75      1.25 - 1.80  -40.80 - -40.47
   2007..................... 1,833     7.47 - 13.27     27,377       0.70      1.25 - 1.80   13.03 -  32.70
   2006..................... 2,279     6.61 - 11.68     30,124       0.46      1.25 - 1.80    9.40 -  10.00
   2005..................... 2,815     6.04 - 10.61     34,630       0.31      1.25 - 1.80     2.43 -  3.00

--------
(l)Previously known as Mid Cap Growth
(m)Previously known as Large Cap Growth

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series
  Sub-Accounts (continued):
   Worldwide (n)
   2009..................... 1,540   $ 5.46 - 10.13    $16,733       1.33%     1.25 - 1.80%  35.24 -  35.99%
   2008..................... 1,562     4.04 -  7.45     13,547       1.16      1.25 - 1.80  -45.65 - -45.35
   2007..................... 1,912     7.43 - 13.63     30,456       0.75      1.25 - 1.80    7.66 -   8.26
   2006..................... 2,394     6.90 - 12.59     35,678       1.67      1.25 - 1.80   16.10 -  16.74
   2005..................... 3,021     5.95 - 10.79     39,276       1.27      1.25 - 1.80    3.98 -   4.55

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
   Balanced (Service Shares)
   2009.....................   743    12.96 - 13.72     10,073       2.67      1.35 - 2.30   22.70 -  23.89
   2008.....................   748    10.56 - 11.07      8,198       2.38      1.35 - 2.30  -17.99 - -17.19
   2007.....................   928    12.88 - 13.37     12,314       2.30      1.35 - 2.30    7.74 -   8.79
   2006..................... 1,013    11.95 - 12.29     12,371       2.16      1.35 - 2.30    7.88 -   8.93
   2005.....................   701    11.08 - 11.28      7,877       2.46      1.35 - 2.30    5.19 -   6.21

   Foreign Stock (Service Shares)
   2008 (aa)(ab)............    --       NA - NA            --       0.00        --  -  --       NA - NA
   2007.....................   952    15.52 - 17.06     15,852       1.50      1.25 - 2.30    15.52 - 16.78
   2006.....................   947    13.43 - 14.60     13,592       1.60      1.25 - 2.30    15.35 - 16.60
   2005.....................   905    11.64 - 12.53     11,289       0.87      1.25 - 2.30     3.80 -  4.92

   Forty Portfolio (Service Shares)
   2009.....................   449    13.84 - 14.65      6,489       0.01      1.35 - 2.30   42.66 -  44.04
   2008.....................   515     9.70 - 10.17      5,182       0.01      1.35 - 2.30  -45.59 - -45.06
   2007.....................   500    17.83 - 18.51      9,180       0.18      1.35 - 2.30   33.48 -  34.78
   2006.....................   454    13.35 - 13.74      6,207       0.17      1.35 - 2.30    6.61 -   7.65
   2005.....................   294    12.53 - 12.76      3,728       0.01      1.35 - 2.30    9.98 -  11.04

   INTECH Risk-Managed Core Portfolio (Service Shares)
   2009.....................   313    10.19 - 10.79      3,331       1.04      1.35 - 2.30   19.74 -  20.90
   2008.....................   382     8.51 -  8.93      3,374       0.66      1.35 - 2.30  -37.71 - -37.10
   2007.....................   442    13.67 - 14.19      6,217       0.47      1.35 - 2.30    3.68 -   4.69
   2006.....................   513    13.18 - 13.56      6,913       0.13      1.35 - 2.30    8.23 -   9.28
   2005.....................   428    12.18 - 12.41      5,282       9.13      1.35 - 2.30    8.37 -   9.42

--------
(n)Previously known as Worldwide Growth
(aa)For the period beginning January 1, 2008 and ended April 29, 2008
(ab)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                 For the year ended December 31,
                           ----------------------------------- ------------------------------------------
                                    Accumulation
                           Units     Unit Value     Net Assets  Investment     Expense         Total
                           (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                           ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts
  (continued):
   Overseas (Service Shares) (o)
   2009...................   855   $11.80 - 13.25    $10,993       0.40%     1.25 - 2.30%  74.95 -  76.85%
   2008 (ab)(ac)..........   783     6.75 -  7.49      5,721       5.17      1.25 - 2.30    0.00 -   0.00

   Perkins Mid Cap Value Portfolio (Service Shares) (p)
   2009................... 1,254    12.97 - 13.73     17,006       0.32      1.35 - 2.30   29.86 -  31.13
   2008................... 1,516     9.98 - 10.47     15,708       0.40      1.35 - 2.30  -29.56 - -28.87
   2007................... 1,769    14.17 - 14.72     25,818       3.18      1.35 - 2.30    4.69 -   5.72
   2006................... 1,864    13.54 - 13.92     25,797       2.94      1.35 - 2.30   12.43 -  13.52
   2005................... 1,278    12.04 - 12.27     15,611       5.90      1.35 - 2.30    7.48 -   8.52

   Perkins Small Company Value Portfolio (Service Shares) (q)
   2009 (r)...............    --      N/A - N/A           --       0.32      1.35 - 2.70   -5.66 -  -5.22
   2008...................   510     7.45 -  7.72      3,908       0.00      1.35 - 2.30  -37.39 - -36.78
   2007...................   574    11.91 - 12.22      6,978       1.13      1.35 - 2.30   -8.28 -  -7.39
   2006...................   552    12.98 - 13.19      7,256       0.00      1.35 - 2.30   20.23 -  29.82
   2005 (ag)..............   189    10.91 - 10.97      2,067       0.00      1.35 - 2.20    9.10 -   9.74

   Worldwide (Service Shares) (s)
   2009...................   171     8.07 -  8.57      1,528       1.23      1.35 - 2.05   34.59 -  35.55
   2008...................   196     6.00 -  6.32      1,296       0.95      1.35 - 2.05  -45.94 - -45.55
   2007...................   267    11.10 - 11.61      3,265       0.57      1.35 - 2.05    7.11 -   7.88
   2006...................   279    10.36 - 10.76      3,141       1.56      1.35 - 2.05   15.53 -  16.35
   2005...................   295     8.97 -  9.25      2,852       1.17      1.35 - 2.05    3.41 -   4.15

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts:
   Emerging Markets Equity
   2009...................   240    35.03 - 37.18      8,038       2.73      1.35 - 2.05   66.37 -  67.56
   2008...................   278    21.05 - 22.19      5,559       2.13      1.35 - 2.05  -49.78 - -49.42
   2007...................   351    41.92 - 43.87     13,887       1.13      1.35 - 2.05   30.56 -  31.50
   2006...................   416    32.11 - 33.36     12,546       0.49      1.35 - 2.05   27.29 -  28.20
   2005...................   465    25.22 - 26.02     10,945       0.31      1.35 - 2.05   37.90 -  38.88

--------
(o)Previously known as International Growth (Service Shares)
(p)Previously known as Mid Cap Value (Service Shares)
(q)Previously known as Small Company Value (Service Shares)
(r)For the period beginning January 1, 2009 and ended April 30, 2009
(s)Previously known as Worldwide Growth (Service Shares)
(ab)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ac)For the period beginning April 30, 2008 and ended December 31, 2008
(ag)For the period beginning April 29, 2005 and ended December 31, 2005

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts (continued):
   International Equity
   2009.....................   127   $ 9.97 - 10.17    $ 1,285       2.44%     1.40 - 1.60%  19.53 -  19.77%
   2008.....................   156     8.34 -  8.49      1,317       1.09      1.40 - 1.60  -38.02 - -37.89
   2007.....................   207    13.45 - 13.67      2,812       2.46      1.40 - 1.60    9.02 -   9.24
   2006.....................   231    12.34 - 12.52      2,871       1.05      1.40 - 1.60   20.59 -  20.83
   2005.....................   221    10.23 - 10.36      2,281       0.90      1.40 - 1.60    8.90 -   9.11

Investments in the Legg
  Mason Partners Variable
  Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental Value Portfolio I (t)
   2009.....................   839     7.40 -  7.59      6,340       1.25      1.35 - 2.30   26.38 -  27.61
   2008.....................   968     5.85 -  5.95      5,745       1.61      1.35 - 2.30  -38.04 - -37.43
   2007 (ah)(aj)(ak)........ 1,198     9.45 -  9.51     11,379       2.53      1.35 - 2.30   -5.54 -  -4.91

   Legg Mason Western Asset Variable Global High Yield Bond Portfolio II (u)
   2009..................... 1,550    11.69 - 12.38     18,964       8.90      1.35 - 2.30   51.29 -  52.76
   2008..................... 2,077     7.73 -  8.10     16,664       9.73      1.35 - 2.30  -32.48 - -31.82
   2007..................... 2,484    11.44 - 11.89     29,280       6.79      1.35 - 2.30   -2.63 -  -1.68
   2006..................... 2,617    11.75 - 12.09     31,430       6.63      1.35 - 2.30    7.81 -   8.86
   2005..................... 1,814    10.90 - 11.10     20,052       8.28      1.35 - 2.30    1.17 -   2.15

--------
(t)Previously known as Legg Mason Variable Fundamental Value Portfolio
(u)Previously known as Legg Mason Variable Global High Yield Bond II
(ah)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value
(aj)On April 27, 2007 Legg Mason Variable All Cap Portfolio II merged into Legg Mason Variable Fundamental Value
(ak)For the period beginning May 1, 2007 and ended December 31, 2007

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Legg
  Mason Partners Variable
  Portfolios I, Inc
  Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Portfolio I (v)
   2009....................   871   $ 7.41 - 10.80    $ 8,627       1.74%     1.25 - 2.30%  21.64 -  22.95%
   2008.................... 1,070     6.09 -  8.78      8,643       1.22      1.25 - 2.30  -37.11 - -36.42
   2007 (ak)(am)........... 1,326     9.68 - 13.81     16,942       1.31      1.25 - 2.30   -3.15 -   2.60
   2006.................... 1,169    13.13 - 13.46     15,626       1.60      1.25 - 2.15   15.72 -  16.79
   2005.................... 1,250    11.35 - 11.53     14,351       1.14      1.25 - 2.15    4.24 -   5.22

Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
   MFS Growth
   2009....................   469     5.53 - 11.59      3,974       0.32      1.25 - 1.80   35.22 -  35.97
   2008....................   684     4.09 -  8.53      4,088       0.23      1.25 - 1.80  -38.54 - -38.20
   2007....................   626     6.65 - 13.80      6,462       0.00      1.25 - 1.80   19.00 -  19.66
   2006....................   735     5.59 - 11.53      6,444       0.00      1.25 - 1.80    5.97 -   6.56
   2005....................   843     5.27 - 10.82      7,070       0.00      1.25 - 1.80    7.25 -   7.84

   MFS Investors Trust
   2009....................   427     8.59 - 10.67      4,031       1.54      1.25 - 1.80   24.63 -  25.32
   2008....................   442     6.89 -  8.51      3,373       0.84      1.25 - 1.80  -34.28 - -33.91
   2007....................   420    10.49 - 12.88      4,942       0.86      1.25 - 1.80    8.33 -   8.93
   2006....................   518     9.68 - 11.82      5,677       0.50      1.25 - 1.80   10.98 -  11.59
   2005....................   639     8.72 - 10.60      6,365       0.55      1.25 - 1.80    5.40 -   5.98

   MFS New Discovery
   2009....................   698     8.53 - 18.81      7,906       0.00      1.25 - 1.80   60.27 -  61.16
   2008....................   740     5.32 - 11.67      5,318       0.00      1.25 - 1.80  -40.41 - -40.08
   2007....................   881     8.93 - 19.48     10,565       0.00      1.25 - 1.80    0.68 -   1.24
   2006....................   984     8.87 - 19.24     11,950       0.00      1.25 - 1.80   11.20 -  11.81
   2005.................... 1,108     7.98 - 17.21     12,174       0.00      1.25 - 1.80    3.37 -   3.94

--------
(v)Previously known as Legg Mason Variable Investors Portfolio I
(ak)For the period beginning May 1, 2007 and ended December 31, 2007
(am)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts (continued):
   MFS Research
   2009.....................   199   $ 7.28 - 11.00    $ 1,944       1.36%     1.25 - 1.80%  28.22 -  28.92%
   2008.....................   221     5.68 -  8.53      1,682       0.58      1.25 - 1.80  -37.23 - -36.88
   2007.....................   280     9.05 - 13.52      3,430       0.72      1.25 - 1.80   11.17 -  11.79
   2006.....................   335     8.14 - 12.09      3,730       0.51      1.25 - 1.80    8.51 -   9.11
   2005.....................   381     7.50 - 11.09      3,910       0.51      1.25 - 1.80    5.88 -   6.46

   MFS Total Return
   2009..................... 1,226    12.92 - 15.00     17,211       3.70      1.25 - 1.80   15.92 -  16.56
   2008..................... 1,477    11.15 - 12.87     17,924       3.33      1.25 - 1.80  -23.52 - -23.10
   2007..................... 1,996    14.58 - 16.73     31,640       2.64      1.25 - 1.80    2.35 -   2.91
   2006..................... 2,240    14.24 - 16.26     34,778       2.36      1.25 - 1.80    9.90 -  10.51
   2005..................... 2,595    12.96 - 14.71     36,627       1.98      1.25 - 1.80    0.99 -   1.55

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS High Income (Service Class)
   2009.....................   581    11.10 - 11.75      6,746       8.17      1.35 - 2.30   41.88 -  43.26
   2008.....................   737     7.82 -  8.20      5,978       9.36      1.35 - 2.30  -30.30 - -29.63
   2007.....................   894    11.22 - 11.66     10,323       7.27      1.35 - 2.30   -0.81 -   0.16
   2006.....................   950    11.31 - 11.64     10,976       7.15      1.35 - 2.30    7.47 -   8.51
   2005.....................   818    10.53 - 10.72      8,733       6.45      1.35 - 2.30   -0.29 -   0.68

   MFS Investor Growth Stock (Service Class)
   2009.....................   987    10.06 - 10.65     10,397       0.43      1.35 - 2.30   35.90 -  37.22
   2008..................... 1,240     7.40 -  7.76      9,535       0.30      1.35 - 2.30  -38.43 - -37.83
   2007..................... 1,336    12.02 - 12.48     16,551       0.09      1.35 - 2.30    8.46 -   9.52
   2006..................... 1,485    11.08 - 11.40     16,829       0.00      1.35 - 2.30    4.84 -   5.86
   2005.....................   806    10.57 - 10.77      8,636       0.03      1.35 - 2.30    1.84 -   2.82

   MFS Investors Trust (Service Class)
   2009.....................   187    10.69 - 11.32      2,087       1.28      1.35 - 2.30   23.65 -  24.85
   2008.....................   195     8.65 -  9.07      1,744       0.58      1.35 - 2.30  -34.79 - -34.16
   2007.....................   219    13.26 - 13.77      2,992       0.60      1.35 - 2.30    7.49 -   8.54
   2006.....................   232    12.34 - 12.69      2,917       0.25      1.35 - 2.30   10.11 -  11.18
   2005.....................   205    11.20 - 11.41      2,323       0.27      1.35 - 2.30    5.58 -  12.05

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts (continued):
   MFS New Discovery (Service Class)
   2009.....................   520   $10.49 - 10.72    $ 5,691       0.00%     1.35 - 2.30%  59.18 -  60.72%
   2008.....................   540     6.59 -  6.91      3,690       0.00      1.35 - 2.30  -40.91 - -40.34
   2007.....................   632    11.15 - 11.18      7,247       0.00      1.35 - 2.30   -0.11 -   0.86
   2006.....................   743    11.09 - 11.16      8,453       0.00      1.35 - 2.30   10.34 -  11.41
   2005.....................   758     9.95 - 10.12      7,756       0.00      1.35 - 2.30    2.62 -   3.62

   MFS Total Return (Service Class)
   2009..................... 1,144    10.26 - 10.97     12,380       3.24      1.35 - 2.45   14.84 -  16.14
   2008..................... 1,232     8.94 -  9.44     11,503       2.95      1.35 - 2.45  -24.23 - -23.37
   2007..................... 1,613    11.79 - 12.32     19,689       2.48      1.35 - 2.45    1.38 -   2.52
   2006..................... 1,774    11.63 - 12.02     21,178       2.16      1.35 - 2.45    8.90 -  10.12
   2005..................... 1,545    10.68 - 10.91     16,782       1.65      1.35 - 2.45    0.09 -   1.22

   MFS Utilities (Service Class)
   2009.....................   276    16.39 - 17.55      5,464       4.46      1.35 - 2.15   30.01 -  31.08
   2008.....................   346    12.61 - 13.39      5,264       1.46      1.35 - 2.15  -39.15 - -38.65
   2007.....................   419    20.72 - 21.82     10,357       0.84      1.35 - 2.15   24.80 -  25.83
   2006.....................   448    16.60 - 17.34      8,829       1.66      1.35 - 2.15   28.15 -  29.20
   2005.....................   499    12.95 - 13.42      7,601       0.47      1.35 - 2.15   14.07 -  15.00

   MFS Value (Service Class)
   2009.....................   381    11.21 - 11.87      4,469       1.18      1.35 - 2.30   19.64 -  20.80
   2008.....................   485     9.37 -  9.83      4,726       1.12      1.35 - 2.30  -34.29 - -33.65
   2007.....................   574    14.26 - 14.81      8,431       0.89      1.35 - 2.30    5.11 -   6.13
   2006.....................   611    13.57 - 13.95      8,470       0.77      1.35 - 2.30   17.74 -  18.88
   2005.....................   443    11.52 - 11.74      5,181       0.56      1.35 - 2.30    4.03 -   5.03

Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Global Securities (SS)
   2009.....................   956    11.87 - 12.57     11,849       1.85      1.35 - 2.30   36.15 -  37.47
   2008..................... 1,129     8.72 -  9.14     10,198       1.35      1.35 - 2.30  -41.71 - -41.14
   2007..................... 1,381    14.95 - 15.53     21,250       1.22      1.35 - 2.30    3.63 -   4.64
   2006..................... 1,510    14.43 - 14.84     22,253       0.77      1.35 - 2.30   14.67 -  15.78
   2005..................... 1,139    12.58 - 12.82     14,534       0.64      1.35 - 2.30   11.44 -  12.52

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                 For the year ended December 31,
                              ----------------------------------- ------------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense         Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Shares ("SS"))
  Sub-Accounts (continued):
   Oppenheimer Main Street Small Cap Fund (SS)
   2009...................... 2,621   $10.52 - 13.01    $30,901       0.61%     1.25 - 2.30%  33.73 -  35.18%
   2008...................... 3,084     7.86 -  9.62     26,979       0.28      1.25 - 2.30  -39.43 - -38.78
   2007...................... 3,684    12.98 - 15.72     52,951       0.18      1.25 - 2.30   -3.67 -  -2.62
   2006...................... 4,454    13.48 - 16.14     66,491       0.02      1.25 - 2.30   12.03 -  13.24
   2005...................... 3,660    12.03 - 14.26     49,090       0.00      1.25 - 2.30    7.20 -   8.36

   Oppenheimer MidCap Fund (SS)
   2009......................   234     7.76 -  8.12      1,879       0.00      1.35 - 2.30   29.22 -  30.48
   2008......................   263     6.01 -  6.22      1,622       0.00      1.35 - 2.30  -50.38 - -49.90
   2007......................   284    12.11 - 12.42      3,503       0.00      1.35 - 2.30    3.59 -   4.60
   2006......................   311    11.69 - 11.88      3,675       0.00      1.35 - 2.30    1.32 -  16.87
   2005 (ag).................   107    11.65 - 11.72      1,248       0.00      1.35 - 2.20   16.55 -  17.23

Investments in the Panorama
  Series Fund, Inc. (Service
  Shares ("SS"))
  Sub-Accounts:
   Oppenheimer International Growth (SS)
   2009......................   172    13.05 - 13.97      2,413       1.11      1.35 - 2.15   36.07 -  37.18
   2008......................   189     9.59 - 10.18      1,938       0.87      1.35 - 2.15  -44.30 - -43.84
   2007......................   242    17.22 - 18.13      4,419       0.73      1.35 - 2.15   10.55 -  11.46
   2006......................   252    15.57 - 16.27      4,129       0.34      1.35 - 2.15   26.48 -  27.51
   2005......................   249    12.31 - 12.76      3,215       0.65      1.35 - 2.15   12.49 -  13.40

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)
   2009...................... 1,721    11.51 - 13.13     21,708       3.21      1.25 - 2.30   12.97 -  14.19
   2008...................... 1,902    10.19 - 11.50     21,137       3.28      1.25 - 2.30   -4.63 -  -3.60
   2007...................... 2,351    10.69 - 11.93     27,086       3.35      1.25 - 2.30    1.24 -   2.34
   2006...................... 2,578    10.56 - 11.66     29,149       3.36      1.25 - 2.30   -0.15 -   0.92
   2005...................... 2,410    10.57 - 11.55     27,569       2.39      1.25 - 2.30    2.74 -   3.85

   Money Market
   2009...................... 4,733    10.14 - 10.71     51,559       0.12      1.35 - 2.30   -2.19 -  -1.24
   2008...................... 4,746    10.37 - 10.87     52,390       2.24      1.35 - 2.30   -0.10 -   0.87
   2007...................... 3,933    10.38 - 10.76     43,105       4.89      1.35 - 2.30    2.46 -   3.46
   2006...................... 4,244    10.13 - 10.40     45,006       4.64      1.35 - 2.30    2.22 -   3.21
   2005...................... 3,774     9.91 - 10.10     38,894       2.76      1.35 - 2.30    0.41 -   1.38

--------
(ag)For the period beginning April 29, 2005 and ended December 31, 2005

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts
  (continued):
   PIMCO Real Return
   2009.................... 2,444   $11.71 - 12.40    $ 30,072      2.90%     1.35 - 2.30%  15.67 -  16.80%
   2008.................... 2,966    10.12 - 10.62      31,304      3.80      1.35 - 2.30   -9.18 -  -8.30
   2007.................... 3,017    11.15 - 11.58      34,809      4.70      1.35 - 2.30    8.12 -   9.18
   2006.................... 3,237    10.31 - 10.60      34,224      4.40      1.35 - 2.30   -1.60 -  -0.65
   2005.................... 2,613    10.48 - 11.34      27,900      2.79      1.35 - 2.30   -0.26 -   0.71

   PIMCO Total Return
   2009.................... 7,661    12.44 - 14.74     110,332      5.26      1.25 - 2.45    11.28 - 12.66
   2008.................... 7,860    11.18 - 13.09     101,178      4.68      1.25 - 2.45     2.25 -  3.52
   2007.................... 8,514    10.93 - 12.64     106,014      4.75      1.25 - 2.45     6.09 -  7.41
   2006.................... 9,414    10.31 - 11.77     109,937      4.37      1.25 - 2.45     1.32 -  2.57
   2005.................... 9,045    10.17 - 11.48     105,600      3.42      1.25 - 2.45    -0.06 -  1.17

   StocksPLUS(R) Growth and Income Portfolio
   2009 (w)................    --      N/A - N/A            --      9.68      1.40 - 1.60   -0.65 -  -0.54
   2008....................   456     6.79 -  6.91       3,130      7.34      1.40 - 1.60  -43.54 - -43.43
   2007....................   570    12.02 - 12.22       6,927      7.72      1.40 - 1.60    5.15 -   5.36
   2006....................   662    11.43 - 11.60       7,629      4.73      1.40 - 1.60   13.08 -  13.31
   2005....................   773    10.11 - 10.24       7,878      2.29      1.40 - 1.60    1.85 -   2.05

Investments in the Premier
  Variable Insurance Trust
  Sub-Accounts:
   NACM Small Cap Portfolio Class I (x)
   2009....................   789     9.34 -  9.47       8,777      0.05      1.25 - 2.05   13.21 -  14.14
   2008....................   926     8.19 -  8.36       9,152      0.00      1.25 - 2.05  -42.83 - -42.36
   2007.................... 1,070    14.20 - 14.63      18,573      0.00      1.25 - 2.05   -1.50 -  -0.68
   2006.................... 1,301    14.30 - 14.85      22,490      0.00      1.25 - 2.05   21.55 -  22.55
   2005.................... 1,436    11.67 - 12.16      20,259      0.00      1.25 - 2.15   -1.18 -  21.64

   OpCap Balanced
   2009 (k)................    --      N/A - N/A            --      7.24      1.25 - 2.70   -3.94 -  -3.49
   2008.................... 1,568     7.32 -  7.70      11,924      2.41      1.25 - 2.30  -32.76 - -32.04
   2007.................... 2,010    10.89 - 11.33      22,547      1.42      1.25 - 2.30   -6.65 -  -5.63
   2006.................... 2,336    11.67 - 12.01      27,851      0.82      1.25 - 2.30    8.26 -   9.43
   2005.................... 2,523    10.78 - 10.97      27,559      0.30      1.25 - 2.30    0.38 -   1.47

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(w)For the period beginning January 1, 2009 and ended July 17, 2009
(x)Previously known as NACM Small Cap

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Premier
  Variable Insurance Trust
  Sub-Accounts (continued):
   OpCap Equity
   2009 (k).................   --     $ N/A -  N/A     $    --        3.36%    1.40 - 1.60%  -3.76 -  -3.69%
   2008.....................  351      8.35 -  8.51      2,971        0.85     1.40 - 1.60  -39.79 - -39.67
   2007.....................  462     13.87 - 14.10      6,481        0.64     1.40 - 1.60    2.45 -   2.65
   2006.....................  522     13.54 - 13.74      7,140        0.45     1.40 - 1.60   13.46 -  13.68
   2005.....................  594     11.93 - 12.08      7,152        0.41     1.40 - 1.60    5.35 -   5.56

   OpCap Renaissance
   2008 (ad)................   --         NA - NA           --        0.00        --  - --       NA -  NA
   2007.....................  465     11.73 - 12.19      5,626        0.78     1.35 - 2.30    3.87 -   4.88
   2006.....................  621     11.30 - 11.62      7,177        0.22     1.35 - 2.30    8.82 -   9.87
   2005.....................  588     10.38 - 10.58      6,197        0.00     1.35 - 2.30   -6.72 -  -5.81

Investments in the Putnam
  Variable Trust
  Sub-Accounts:
   VT High Yield
   2009.....................  355     15.09 - 16.02      5,575       10.08     1.35 - 2.05   47.11 -  48.16
   2008.....................  456     10.26 - 10.81      4,838       10.44     1.35 - 2.05  -27.58 - -27.07
   2007.....................  618     14.17 - 14.82      9,018        8.22     1.35 - 2.05    0.68 -   1.40
   2006.....................  724     14.07 - 14.62     10,436        7.49     1.35 - 2.05    8.26 -   9.04
   2005.....................  720     13.00 - 13.41      9,526        7.92     1.35 - 2.05    0.99 -   1.71

   VT International Growth and Income
   2009.....................  391     12.14 - 13.25      5,046        0.00     1.25 - 2.05   23.60 -  24.62
   2008.....................  461      9.82 - 10.64      4,787        1.89     1.25 - 2.05  -47.13 - -46.69
   2007.....................  745     18.58 - 19.95     14,550        1.81     1.25 - 2.05    4.80 -   5.67
   2006.....................  731     17.73 - 18.88     13,571        0.99     1.25 - 2.05   24.62 -  25.65
   2005.....................  551     14.23 - 15.03      8,170        0.84     1.25 - 2.05   11.77 -  12.69

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(ad)For the period beginning January 1, 2008 and ended July 18, 2008

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                 For the year ended December 31,
                          ----------------------------------- ------------------------------------------
                                   Accumulation
                          Units     Unit Value     Net Assets  Investment     Expense         Total
                          (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  RidgeWorth Capital
  Management, Inc
  Sub-Accounts:
   RidgeWorth Large Cap Value Equity Fund
   2009 (k)..............   --       NA - NA         $   --       2.29%     1.25 - 1.80%  -5.54 -  -5.37%
   2008..................  196    $ 8.78 - 10.44      1,806       2.09      1.25 - 1.80  -33.99 - -33.62
   2007..................  261     13.23 - 15.81      3,632       1.74      1.25 - 1.80    1.70 -   2.26
   2006..................  426     12.94 - 15.55      5,822       1.37      1.25 - 1.80   20.28 -  20.95
   2005..................  313     10.70 - 12.92      3,562       1.44      1.25 - 1.80    1.90 -   2.46

Investments in the Rydex
  Variable Trust
  Sub-Accounts:
   Rydex VT All-Cap Opportunity (y)
   2009..................  259     10.97 - 11.61      3,040       0.09      1.35 - 2.30   24.37 -  25.58
   2008..................  294      8.82 -  9.25      2,746       0.00      1.35 - 2.30  -42.10 - -41.54
   2007..................  318     15.23 - 15.82      5,104       0.00      1.35 - 2.30   19.91 -  21.08
   2006..................  334     12.70 - 16.79      4,426       0.00      1.35 - 2.30    8.83 -   9.89
   2005..................  199     11.67 - 15.28      2,426       0.00      1.35 - 2.30   11.10 -  12.18

   Rydex VT Nasdaq 100 Strategy Fund
   2009..................  220      8.96 -  9.51      1,459       0.00      1.35 - 2.05   48.89 -  49.95
   2008..................  236      6.02 -  6.34      1,048       0.15      1.35 - 2.05  -43.11 - -42.70
   2007..................  299     10.58 - 11.07      2,280       0.07      1.35 - 2.05   15.40 -  16.22
   2006..................  380      9.17 -  9.53      2,555       0.00      1.35 - 2.05    3.61 -   4.35
   2005..................  419      8.81 -  9.13      2,766       0.00      1.35 - 2.15   -1.06 -  -0.25

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(y)Previously known as Rydex Sector Rotation

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the T. Rowe
  Price Equity Series, Inc.
  Sub-Accounts:
   T. Rowe Price Equity Income
   2009..................... 1,380   $ 12.76 - 14.35   $18,606       1.84%     1.25 - 1.80%  23.36 -  24.04%
   2008..................... 1,593     10.34 - 11.57    17,464       2.30      1.25 - 1.80  -37.25 - -36.90
   2007..................... 1,968     16.48 - 18.34    34,439       1.75      1.25 - 1.80    1.41 -   1.97
   2006..................... 2,389     16.25 - 17.98    41,230       1.51      1.25 - 1.80   16.85 -  17.50
   2005..................... 2,832     13.91 - 15.31    41,729       1.58      1.25 - 1.80    2.07 -   2.63

   T. Rowe Price Mid-Cap Growth
   2009.....................   876     13.79 - 21.48    14,516       0.00      1.25 - 1.80   43.05 -  43.84
   2008..................... 1,019      9.64 - 14.93    11,981       0.00      1.25 - 1.80  -40.83 - -40.51
   2007..................... 1,234     16.29 - 25.10    24,773       0.21      1.25 - 1.80   15.41 -  16.05
   2006..................... 1,495     14.11 - 21.63    26,601       0.00      1.25 - 1.80    4.74 -   5.32
   2005..................... 1,842     13.48 - 20.53    31,758       0.00      1.25 - 1.80   12.70 -  13.32

   T. Rowe Price New America Growth
   2009.....................   322      8.55 - 11.04     3,143       0.00      1.25 - 1.80   47.09 -  47.91
   2008.....................   370      5.82 -  7.46     2,473       0.00      1.25 - 1.80  -39.35 - -39.01
   2007.....................   453      9.59 - 12.23     5,061       0.00      1.25 - 1.80   11.74 -  12.36
   2006.....................   524      8.58 - 10.89     5,238       0.05      1.25 - 1.80    5.42 -   6.00
   2005.....................   541      8.14 - 10.27     5,162       0.00      1.25 - 1.80    2.61 -   3.18

Investments in the T. Rowe
  Price Equity Series,
  Inc.--II Sub-Accounts:
   T. Rowe Price Blue Chip Growth II
   2009..................... 2,036      9.78 - 10.35    20,839       0.00      1.35 - 2.30   38.53 -  39.88
   2008..................... 2,585      7.06 -  7.40    18,947       0.10      1.35 - 2.30  -43.97 - -43.43
   2007..................... 2,647     12.60 - 13.08    34,352       0.09      1.35 - 2.30    9.89 -  10.96
   2006..................... 2,876     11.46 - 11.79    33,703       0.25      1.35 - 2.30    6.82 -   7.86
   2005..................... 1,632     10.73 - 10.93    17,761       0.16      1.35 - 2.30    3.22 -   4.22

   T. Rowe Price Equity Income II
   2009..................... 3,222      9.92 - 10.50    33,424       1.62      1.35 - 2.30   22.37 -  23.56
   2008..................... 3,770      8.04 -  8.50    31,713       2.11      1.35 - 2.45  -37.83 - -37.13
   2007..................... 4,327     12.94 - 13.52    58,005       1.51      1.35 - 2.45    0.49 -   1.63
   2006..................... 4,684     12.87 - 13.30    61,899       1.44      1.35 - 2.45   15.75 -  17.05
   2005..................... 3,545     11.12 - 11.36    40,096       1.45      1.35 - 2.45    1.16 -   2.30

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                 For the year ended December 31,
                               ----------------------------------- ------------------------------------------
                                        Accumulation
                               Units     Unit Value     Net Assets  Investment     Expense         Total
                               (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                               ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the T. Rowe
  Price International Series,
  Inc Sub-Accounts:
   T. Rowe Price International Stock
   2009.......................   556   $ 8.37 - 11.86    $ 5,546       2.61%     1.25 - 1.80%  49.67 -  50.50%
   2008.......................   587     5.60 -  7.88      3,961       1.83      1.25 - 1.80  -49.62 - -49.34
   2007.......................   756    11.11 - 15.55     10,102       1.40      1.25 - 1.80   11.01 -  11.62
   2006.......................   823    10.01 - 13.93     10,001       1.18      1.25 - 1.80   16.97 -  17.62
   2005.......................   823     8.55 - 11.85      8,694       1.60      1.25 - 1.80   13.97 -  14.60

Investments in the The
  Universal Institutional
  Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth
   2009....................... 1,190    11.88 - 12.44     14,688       0.00      1.35 - 2.15   62.00 -  63.32
   2008....................... 1,486     7.33 -  7.62     11,248       0.21      1.35 - 2.15  -50.28 - -49.87
   2007....................... 1,881    14.75 - 15.20     28,434       0.00      1.35 - 2.15   19.27 -  20.25
   2006....................... 2,216    12.37 - 12.64     27,891       0.00      1.35 - 2.15    1.87 -   2.70
   2005....................... 2,512    12.14 - 12.31     30,838       0.46      1.35 - 2.15   13.23 -  14.15

   Van Kampen UIF High Yield
   2009.......................   313    12.70 - 13.60      3,962       8.82      1.35 - 2.15   39.03 -  40.16
   2008.......................   402     9.14 -  9.70      3,622       9.63      1.35 - 2.15  -24.52 - -23.90
   2007.......................   498    12.10 - 12.75      5,911       8.62      1.35 - 2.15    1.76 -   2.60
   2006.......................   563    11.89 - 12.43      6,518       7.66      1.35 - 2.15    6.29 -   7.16
   2005.......................   694    11.19 - 11.60      7,535       7.88      1.35 - 2.15   -1.11 -  -0.30

   Van Kampen UIF Mid Cap Growth
   2009.......................   308    12.08 - 12.33      3,777       0.00      1.40 - 1.60   55.16 -  55.47
   2008.......................   368     7.79 -  7.93      2,902       0.88      1.40 - 1.60  -47.61 - -47.51
   2007.......................   504    14.87 - 15.11      7,572       0.00      1.40 - 1.60   20.71 -  20.95
   2006.......................   610    12.32 - 12.50      7,587       0.00      1.40 - 1.60    7.54 -   7.76
   2005.......................   704    11.45 - 11.60      8,130       0.00      1.40 - 1.60   15.71 -  15.94

   Van Kampen UIF U.S. Mid Cap Value
   2009....................... 1,670    12.07 - 12.72     22,531       1.20      1.25 - 2.15   36.21 -  37.48
   2008....................... 2,015     8.86 -  9.25     19,856       0.86      1.25 - 2.15  -42.55 - -42.02
   2007....................... 2,600    15.43 - 15.96     44,378       0.68      1.25 - 2.15    5.51 -   6.50
   2006....................... 3,168    14.62 - 14.98     50,764       0.27      1.25 - 2.15   18.11 -  19.20
   2005....................... 3,358    12.38 - 12.57     45,488       0.33      1.25 - 2.15    9.90 -  10.92

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- -------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense          Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**        Return***
                            ------ ----------------- ---------- ------------- -----------  ----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)
   2009....................   204   $11.21 - 11.84    $ 2,393       0.00%     1.35 - 2.25%  61.43 -   62.92%
   2008....................   250     6.94 -  7.26      1,799       0.00      1.35 - 2.25  -50.49 -  -50.03
   2007....................   273    14.03 - 14.54      3,937       0.00      1.35 - 2.25   18.91 -   20.01
   2006....................   335    11.80 - 12.11      4,029       0.00      1.35 - 2.25    1.48 -    2.41
   2005....................   260    11.62 - 11.83      3,064       0.41      1.35 - 2.25   12.89 -   13.92

   Van Kampen UIF U.S. Real Estate (Class II)
   2009.................... 1,460    12.00 - 12.71     18,530       2.65      1.35 - 2.30   25.54 -   26.76
   2008.................... 1,751     9.56 - 10.03     17,569       2.82      1.35 - 2.30  -39.49 -  -38.89
   2007.................... 2,062    15.80 - 16.41     33,940       0.95      1.35 - 2.30  -19.19 -  -18.40
   2006.................... 2,559    19.55 - 20.11     51,817       0.95      1.35 - 2.30   34.51 -   35.82
   2005.................... 1,987    14.53 - 14.80     29,818       1.17      1.35 - 2.30   14.07 -   15.18

Investments in the Van Eck
  Worldwide Insurance
  Trust Sub-Accounts:
   Van Eck Worldwide Multi-Mgr Alternative-(Class I) (z)
   2009....................   225     9.81 - 10.39      2,316       0.26      1.35 - 2.30   11.25 -   12.33
   2008....................   243     8.82 -  9.25      2,223       0.13      1.35 - 2.30  -15.10 -  -14.27
   2007....................   217    10.39 - 10.79      2,317       0.75      1.35 - 2.30    1.65 -    2.64
   2006....................   217    10.22 - 10.51      2,268       0.00      1.35 - 2.30    6.16 -    7.19
   2005....................   169     9.62 -  9.80      1,645       0.00      1.35 - 2.30  -2.10 -    -1.15

   Van Eck Worldwide Emerging Markets
   2009....................   429    20.32 - 21.52      9,126       0.14      1.35 - 2.30  108.28 -  110.30
   2008....................   377     9.76 - 10.23      3,811       0.00      1.35 - 2.30  -65.59 -  -65.26
   2007....................   539    28.36 - 29.45     15,743       0.43      1.35 - 2.30   34.44 -   35.75
   2006....................   590    21.09 - 21.69     12,698       0.37      1.35 - 2.30   36.29 -   37.61
   2005....................   285    15.48 - 15.76      4,470       0.23      1.35 - 2.30   28.97 -   30.22

   Van Eck Worldwide Hard Assets
   2009....................   436    25.60 - 27.11     11,654       0.23      1.35 - 2.30   53.91 -   55.41
   2008....................   410    16.63 - 17.44      7,070       0.40      1.35 - 2.30  -47.37 -  -46.85
   2007....................   680    31.60 - 32.82     22,099       0.11      1.35 - 2.30   42.00 -   43.38
   2006....................   650    22.26 - 22.89     14,770       0.06      1.35 - 2.30   21.64 -   22.82
   2005....................   453    18.30 - 18.64      8,392       0.11      1.35 - 2.30   48.20 -   49.63

--------
(z)Previously known as Van Eck Worldwide Absolute Return

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Van
  Kampen Life Investment
  Trust (Class II)
  Sub-Accounts:
   LIT Government (Class II)
   2009....................   809   $10.49 - 11.11    $ 8,877       5.94%     1.35 - 2.30%  -1.46 -  -0.50%
   2008.................... 1,048    10.64 - 11.16     11,594       3.72      1.35 - 2.30   -0.82 -   0.14
   2007....................   870    10.73 - 11.15      9,610       4.41      1.35 - 2.30    4.54 -   5.56
   2006....................   866    10.27 - 10.56      9,080       4.06      1.35 - 2.30    0.74 -   1.72
   2005....................   750    10.19 - 10.38      7,748       3.18      1.35 - 2.30    0.91 -   1.88

   LIT Growth and Income (Class II)
   2009.................... 3,408    10.73 - 11.96     38,998       3.34      1.25 - 2.30   21.25 -  22.57
   2008.................... 3,915     8.85 -  9.76     36,667       1.92      1.25 - 2.30  -33.77 - -33.05
   2007.................... 4,911    13.37 - 14.58     68,980       1.46      1.25 - 2.30    0.15 -   1.24
   2006.................... 5,569    13.35 - 14.40     77,589       0.94      1.25 - 2.30   13.31 -  14.54
   2005.................... 5,004    11.78 - 12.57     61,358       0.72      1.25 - 2.30    7.20 -   8.36

   LIT Mid Cap Growth (Class II)
   2009....................   614    11.17 - 11.95      7,211       0.00      1.25 - 2.30   52.78 -  54.43
   2008....................   613     7.31 -  7.73      4,677       0.00      1.25 - 2.30  -48.06 - -47.50
   2007....................   704    14.08 - 14.73     10,249       0.00      1.25 - 2.30   14.88 -  16.13
   2006....................   847    12.26 - 12.69     10,652       0.00      1.25 - 2.30    2.52 -   3.62
   2005....................   915    11.96 - 12.24     11,139       0.00      1.25 - 2.30    8.56 -   9.74

Investments in the Wells
  Fargo Variable Trust Sub-
  Accounts:
   Wells Fargo VT Advantage Discovery
   2009....................   331    11.65 - 11.96      3,903       0.00      1.25 - 1.80   37.80 -  38.56
   2008....................   429     8.45 -  8.63      3,660       0.00      1.25 - 1.80  -45.35 - -45.05
   2007....................   526    15.47 - 15.70      8,197       0.00      1.25 - 1.80   20.13 -  20.80
   2006....................   612    12.88 - 13.00      7,916       0.00      1.25 - 1.80   12.60 -  13.22
   2005 (an)...............   731    11.43 - 11.48      8,374       0.00      1.25 - 1.80   14.35 -  14.81

   Wells Fargo VT Advantage Opportunity
   2009....................   813    10.83 - 11.12      8,910       0.00      1.25 - 1.80   45.10 -  45.90
   2008....................   962     7.47 -  7.62      7,255       1.97      1.25 - 1.80  -41.17 - -40.84
   2007.................... 1,159    12.69 - 12.88     14,814       0.62      1.25 - 1.80    4.72 -   5.30
   2006.................... 1,360    12.12 - 12.24     16,560       0.00      1.25 - 1.80   10.22 -  10.83
   2005 (an)............... 1,763    11.00 - 11.04     19,432       0.00      1.25 - 1.80    9.96 -  10.40

--------
(an)For the period beginning April 8, 2005 and ended December 31, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company
Lincoln, NE

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2009 and 2008, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2009. Our audits also included
Schedule I--Summary of Investments--Other than Investments in Related Parties and Schedule IV--Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I--Summary of Investments--Other than Investments in Related Parties and Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities in 2009.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 12, 2010

ITEM 11(E). FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         LINCOLN BENEFIT LIFE COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                         YEAR ENDED DECEMBER 31,
                                                        ------------------------
                                                         2009     2008     2007
($ IN THOUSANDS)                                        ------- -------  -------
REVENUES
Net investment income.................................. $11,783 $13,940  $14,257
Realized capital gains and losses......................   1,480   5,952     (417)
                                                        ------- -------  -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE.......  13,263  19,892   13,840
Income tax expense.....................................   4,634   6,918    4,835
                                                        ------- -------  -------
NET INCOME.............................................   8,629  12,974    9,005
                                                        ------- -------  -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Change in unrealized net capital gains and losses......   5,783  (4,351)   4,307
                                                        ------- -------  -------
COMPREHENSIVE INCOME................................... $14,412 $ 8,623  $13,312
                                                        ======= =======  =======

                      See notes to financial statements.

                         LINCOLN BENEFIT LIFE COMPANY

                       STATEMENTS OF FINANCIAL POSITION

                                                                                       DECEMBER 31,
                                                                                 -----------------------
                                                                                    2009         2008
($ IN THOUSANDS, EXCEPT PAR VALUE DATA)                                          ----------- -----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $299,787 and
     $229,667).................................................................. $   308,343 $   229,328
   Short-term, at fair value (amortized cost $8,557 and $80,705)................       8,557      80,703
                                                                                 ----------- -----------
       Total investments........................................................     316,900     310,031

Cash............................................................................      10,063       3,145
Reinsurance recoverable from Allstate Life Insurance Company....................  18,689,074  18,791,710
Reinsurance recoverable from non-affiliates.....................................   1,766,824   1,613,685
Other assets....................................................................     110,400     113,637
Separate accounts...............................................................   2,039,647   1,823,163
                                                                                 ----------- -----------
          TOTAL ASSETS.......................................................... $22,932,908 $22,655,371
                                                                                 =========== ===========
LIABILITIES
Contractholder funds............................................................ $17,633,027 $17,787,376
Reserve for life-contingent contract benefits...................................   2,805,387   2,581,186
Unearned premiums...............................................................      21,656      24,169
Deferred income taxes...........................................................       3,300          --
Payable to affiliates, net......................................................      14,749      36,029
Current income taxes payable....................................................       4,656       7,017
Other liabilities and accrued expenses..........................................      97,513      97,870
Separate accounts...............................................................   2,039,647   1,823,163
                                                                                 ----------- -----------
          TOTAL LIABILITIES.....................................................  22,619,935  22,356,810
                                                                                 ----------- -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
  issued and outstanding........................................................       2,500       2,500
Additional capital paid-in......................................................     180,000     180,000
Retained income.................................................................     124,912     116,283
Accumulated other comprehensive income (loss):
   Unrealized net capital gains and losses......................................       5,561        (222)
                                                                                 ----------- -----------
          Total accumulated other comprehensive income (loss)...................       5,561        (222)
                                                                                 ----------- -----------
          TOTAL SHAREHOLDER'S EQUITY............................................     312,973     298,561
                                                                                 ----------- -----------
          TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............................ $22,932,908 $22,655,371
                                                                                 =========== ===========

                      See notes to financial statements.

                         LINCOLN BENEFIT LIFE COMPANY

                      STATEMENTS OF SHAREHOLDER'S EQUITY

                                                           YEAR ENDED DECEMBER 31,
                                                        ----------------------------
                                                          2009      2008      2007
($ IN THOUSANDS)                                        --------  --------  --------
COMMON STOCK........................................... $  2,500  $  2,500  $  2,500
                                                        --------  --------  --------

ADDITIONAL CAPITAL PAID-IN.............................  180,000   180,000   180,000
                                                        --------  --------  --------
RETAINED INCOME
Balance, beginning of year.............................  116,283   103,309    94,304
Net income.............................................    8,629    12,974     9,005
                                                        --------  --------  --------
Balance, end of year...................................  124,912   116,283   103,309
                                                        --------  --------  --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year.............................     (222)    4,129      (178)
Change in unrealized net capital gains and losses......    5,783    (4,351)    4,307
                                                        --------  --------  --------
Balance, end of year...................................    5,561      (222)    4,129
                                                        --------  --------  --------
TOTAL SHAREHOLDER'S EQUITY............................. $312,973  $298,561  $289,938
                                                        ========  ========  ========

                      See notes to financial statements.

                         LINCOLN BENEFIT LIFE COMPANY

                           STATEMENTS OF CASH FLOWS

                                                                          YEAR ENDED DECEMBER 31,
                                                                       -----------------------------
                                                                          2009      2008      2007
($ IN THOUSANDS)                                                       ---------  --------  --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................................ $   8,629  $ 12,974  $  9,005
Adjustments to reconcile net income to net cash provided by (used in)
  operating activities:
   Amortization and other non-cash items..............................       932       143        25
   Realized capital gains and losses..................................    (1,480)   (5,952)      417
   Changes in:
       Policy benefit and other insurance reserves....................    19,349    (5,052)  (18,124)
       Income taxes...................................................    (2,174)    2,065       428
       Receivable/payable to affiliates, net..........................   (21,280)   14,117    46,902
       Other operating assets and liabilities.........................       369   (24,195)  (24,698)
                                                                       ---------  --------  --------
          Net cash provided by (used in) operating activities.........     4,345    (5,900)   13,955
                                                                       ---------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities........................    46,330   101,584     5,176
Collections on fixed income securities................................    35,334     7,693    13,732
Purchases of fixed income securities..................................  (151,234)  (64,497)  (17,982)
Change in short-term investments......................................    72,143   (54,347)  (19,621)
                                                                       ---------  --------  --------
          Net cash provided by (used in) investing activities.........     2,573    (9,567)  (18,695)
                                                                       ---------  --------  --------
NET INCREASE (DECREASE) IN CASH.......................................     6,918   (15,467)   (4,740)
CASH AT BEGINNING OF YEAR.............................................     3,145    18,612    23,352
                                                                       ---------  --------  --------
CASH AT END OF YEAR................................................... $  10,063  $  3,145  $ 18,612
                                                                       =========  ========  ========

                      See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

1. GENERAL

  BASIS OF PRESENTATION

   The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   To conform to the current year presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  NATURE OF OPERATIONS

   The Company sells life insurance, retirement and investment products. The principal products are fixed annuities, and interest-sensitive, traditional and variable life insurance.

   The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. For 2009, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements. The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies), and, through March 31, 2010, broker-dealers.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates and credit spreads. The Company also has certain exposures to changes in equity prices in its equity-indexed annuities and separate accounts liabilities, which are transferred to ALIC in accordance with reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from the Company's investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities, could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  INVESTMENTS

   Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS") and commercial mortgage-backed securities ("CMBS"). Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Statements of Cash Flows.

   Short-term investments, including money market funds and other short-term investments, are carried at fair value.

   Investment income consists primarily of interest and is recognized on an accrual basis using the effective yield method. Interest income for certain asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated on a retrospective basis when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable.

   Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis.

   The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other than temporary including when the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in other comprehensive income ("OCI"). Fixed income securities subject to other-than-temporary impairment write-downs continue to earn investment income when future expected payments are reasonably estimable, and any discount or premium is recognized using the effective yield method over the expected life of the security; otherwise income recognition is discontinued.

  RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

   The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities are generally based on an equity index, such as the Standard & Poor's ("S&P") 500 Index.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

  REINSURANCE

   The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and establishes allowances for uncollectible reinsurance as appropriate. No amounts have been deemed unrecoverable in the three years ended December 31, 2009. The Company continues to have primary liability as the direct insurer for the risks reinsured.

   Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

  INCOME TAXES

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on investments and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized (see Note 10).

  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 7). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

  CONTRACTHOLDER FUNDS

   Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life and fixed annuities. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 7). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

  SEPARATE ACCOUNTS

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

  ADOPTED ACCOUNTING STANDARDS

  RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

   In April 2009, the FASB issued new accounting guidance for the recognition of other-than-temporary impairments ("OTTI") of debt securities. If the fair value of a debt security is less than its amortized cost basis at the reporting date, an entity shall assess whether the impairment is an OTTI. When an entity intends to sell an impaired security or more likely than not will be required to sell an impaired security before recovery of its amortized cost basis, an OTTI is recognized in earnings. If the entity does not expect to recover the entire amortized cost basis of an impaired debt security, even if it does not intend to sell the security and it is not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the entity must consider, based upon an estimate of the present value of cash flows expected to be collected on the debt security as compared to its amortized cost basis, whether a credit loss exists. The portion of the total OTTI related to a credit loss shall be recognized in earnings while the portion of the total OTTI related to factors other than credit shall be recognized in OCI. The statement of operations is required to present the total OTTI with an offset for the amount of the total OTTI that is recognized in OCI, if any. The statement disclosing accumulated other comprehensive income ("AOCI") is required to separately present amounts recognized for debt securities for which a portion of an OTTI has been recognized in earnings, if any.

   The new guidance expands disclosure requirements for both debt and equity securities and requires a more detailed, risk-oriented breakdown of security types and related information. In addition, new disclosures are required about significant inputs used in determining credit losses as well as a rollforward of credit losses, if any. The disclosures are not required for earlier periods presented for comparative purposes. The new guidance applies to existing and new investments held as of the beginning of the period of adoption.

   The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption had no effect on the Company's results of operations or financial position.

  DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

   In April 2009, the FASB issued new accounting guidance relating to fair value measurements to provide additional guidance for estimating fair value when the volume and level of activity for an asset or liability have significantly decreased. Guidance on identifying circumstances that indicate a transaction is not orderly is also provided. If it is concluded that there has been a significant decrease in the volume and level of market activity for an asset or liability in relation to normal market activity, transaction or quoted prices may not be determinative of fair value and further analysis of transaction or quoted prices may be necessary. Determination of whether a transaction is orderly is based on the weight of relevant evidence.

   The disclosure requirements are expanded to include the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs during the reporting period. Disclosures of assets and liabilities measured at fair value are to be presented by major security type. Disclosures are not required for earlier periods presented for comparative purposes. Revisions resulting from a change in valuation technique or its application shall be accounted for as a change in accounting estimate and disclosed, along with the total effect of the change in valuation technique and related inputs, if practicable, by major category. The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption had no effect on the Company's results of operations or financial position.

  DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

   In March 2008, the FASB issued new accounting guidance, which amends and expands the disclosure requirements for derivatives. The new disclosures are designed to enhance the understanding of how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position, results of operations, and cash flows. The standard requires quantitative disclosures about the potential cash outflows associated with the triggering of credit-risk-contingent features, if any; tabular disclosures about the classification and fair value amounts of derivative instruments reported in the statement of financial position; disclosure of the location and amount of gains and losses on derivative instruments reported in the statement of operations; and qualitative information about how and why an entity uses derivative instruments and how derivative instruments and related hedged items affect the entity's financial statements. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore the adoption as of March 31, 2009 had no impact on the Company's results of operations or financial position.

  PENDING ACCOUNTING STANDARD

  DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS

   In January 2010, the FASB issued new accounting guidance which expands disclosure requirements relating to fair value measurements. The guidance adds requirements for disclosing amounts of and reasons for significant transfers into and out of Levels 1 and 2 and requires gross rather than net disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. The guidance also provides clarification that fair value measurement disclosures are required for each class of assets and liabilities. Disclosures about the valuation techniques and inputs used to measure fair value for measurements that fall in either Level 2 or Level 3 are also required. The new disclosures and clarifications of existing disclosures are effective for periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are required for fiscal years beginning after December 15, 2010. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore its adoption will have no impact on the Company's results of operations or financial position.

3. RELATED PARTY TRANSACTIONS

  BUSINESS OPERATIONS

   The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $202.9 million, $227.0 million and $202.2 million in 2009, 2008 and 2007, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

  BROKER-DEALER AGREEMENTS

   The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets the fixed annuities sold by the Company to unaffiliated financial services firms. In return for these services, the Company recorded commission expense of $4.6 million, $5.1 million and $3.4 million for the years ended December 31, 2009, 2008 and 2007, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

   The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $9.1 million, $18.4 million and $25.5 million of commission and other distribution expenses for the years ending December 31, 2009, 2008 and 2007, respectively, that were ceded to ALIC.

  REINSURANCE

   The following table summarizes amounts that were ceded to ALIC and reported net in the Statements of Operations and Comprehensive Income under the reinsurance agreements:

                                                 2009       2008       2007
  ($ IN THOUSANDS)                            ---------- ---------- ----------
  Premiums and contract charges.............. $  734,369 $  691,267 $  623,102
  Interest credited to contractholder funds,
    contract benefits and expenses...........  1,621,011  1,468,505  1,421,831

   Reinsurance recoverables due from ALIC totaled $18.69 billion and $18.79 billion as of December 31, 2009 and 2008, respectively.

  INCOME TAXES

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 10).

  INTERCOMPANY LOAN AGREEMENT

   The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2009 and 2008.

4. INVESTMENTS

  FAIR VALUES

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                    GROSS UNREALIZED
                                          AMORTIZED --------------    FAIR
                                            COST    GAINS    LOSSES   VALUE
   ($ IN THOUSANDS)                       --------- ------  -------  --------
   AT DECEMBER 31, 2009
   U.S. government and agencies.......... $ 79,982  $1,852  $  (283) $ 81,551
   Municipal.............................    2,999      96       --     3,095
   Corporate.............................  131,466   6,192      (85)  137,573
   RMBS..................................   66,326   1,733      (84)   67,975
   CMBS..................................   10,520      57     (873)    9,704
   ABS...................................    8,494      --      (49)    8,445
                                          --------  ------  -------  --------
      Total fixed income securities...... $299,787  $9,930  $(1,374) $308,343
                                          ========  ======  =======  ========
   AT DECEMBER 31, 2008
   U.S. government and agencies.......... $ 75,374  $3,700  $  (258) $ 78,816
   Municipal.............................      502      --       (3)      499
   Corporate.............................   77,192     603   (2,092)   75,703
   RMBS..................................   46,720   1,680      (49)   48,351
   CMBS..................................   22,896      --   (3,936)   18,960
   ABS...................................    6,983      20       (4)    6,999
                                          --------  ------  -------  --------
      Total fixed income securities...... $229,667  $6,003  $(6,342) $229,328
                                          ========  ======  =======  ========

  SCHEDULED MATURITIES

   The scheduled maturities for fixed income securities are as follows at December 31, 2009:

                                                      AMORTIZED  FAIR
                                                        COST     VALUE
        ($ IN THOUSANDS)                              --------- --------
        Due in one year or less...................... $ 16,527  $ 16,729
        Due after one year through five years........  133,714   138,059
        Due after five years through ten years.......   63,046    65,915
        Due after ten years..........................   11,680    11,220
                                                      --------  --------
                                                       224,967   231,923
        RMBS and ABS.................................   74,820    76,420
                                                      --------  --------
           Total..................................... $299,787  $308,343
                                                      ========  ========

   Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

  NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

                                               2009     2008     2007
         ($ IN THOUSANDS)                    -------  -------  -------
         Fixed income securities............ $12,098  $13,302  $13,533
         Short-term and other investments...     107      992    1,117
                                             -------  -------  -------
            Investment income, before
              expense.......................  12,205   14,294   14,650
            Investment expense..............    (422)    (354)    (393)
                                             -------  -------  -------
                Net investment income....... $11,783  $13,940  $14,257
                                             =======  =======  =======

  REALIZED CAPITAL GAINS AND LOSSES

   The Company recognized net realized capital gains of $1.5 million and $6.0 million in 2009 and 2008, respectively, and net realized capital losses of $417 thousand in 2007. Realized capital gains and losses in 2009 did not include any other-than-temporary impairment losses and therefore, none were included in other comprehensive income. No other-than-temporary impairment losses are included in accumulated other comprehensive income as of December 31, 2009.

   Gross gains of $1.5 million and $8.2 million were realized on sales of fixed income securities during 2009 and 2008, respectively. There were no gross gains realized on sales of fixed income securities in 2007. Gross losses of $3 thousand and $32 thousand were realized on sales of fixed income securities during 2009 and 2007, respectively. There were no gross losses realized on sales of fixed income securities in 2008.

  UNREALIZED NET CAPITAL GAINS AND LOSSES

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                  GROSS UNREALIZED
                                                          FAIR    --------------   UNREALIZED NET
                                                          VALUE   GAINS    LOSSES  GAINS (LOSSES)
($ IN THOUSANDS)                                         -------- ------  -------  --------------
AT DECEMBER 31, 2009
Fixed income securities................................. $308,343 $9,930  $(1,374)    $ 8,556
Short-term investments..................................    8,557     --       --          --
                                                                                      -------
   Unrealized net capital gains and losses, pre-tax.....                                8,556
   Deferred income taxes................................                               (2,995)
                                                                                      -------
   Unrealized net capital gains and losses, after-tax...                              $ 5,561
                                                                                      =======

                                                                  GROSS UNREALIZED
                                                          FAIR    --------------   UNREALIZED NET
                                                          VALUE   GAINS    LOSSES  GAINS (LOSSES)
                                                         -------- ------  -------  --------------
AT DECEMBER 31, 2008
Fixed income securities................................. $229,328 $6,003  $(6,342)    $  (339)
Short-term investments..................................   80,703     --       (2)         (2)
                                                                                      -------
   Unrealized net capital gains and losses, pre-tax.....                                 (341)
   Deferred income taxes................................                                  119
                                                                                      -------
   Unrealized net capital gains and losses, after-tax...                              $  (222)
                                                                                      =======

  CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                           2009     2008     2007
($ IN THOUSANDS)                                         -------  -------  -------
Fixed income securities................................. $ 8,895  $(6,691) $ 6,625
Short-term investments..................................       2       (2)      --
                                                         -------  -------  -------
   Total................................................   8,897   (6,693)   6,625
Deferred income taxes...................................  (3,114)   2,342   (2,318)
                                                         -------  -------  -------
Increase (decrease) in unrealized net capital gains and
  losses................................................ $ 5,783  $(4,351) $ 4,307
                                                         =======  =======  =======

  PORTFOLIO MONITORING

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made a decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is deemed other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the

Company evaluates if it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security by comparing the estimated recovery value calculated by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, with the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in OCI.

   The Company's portfolio monitoring process includes a quarterly review of all securities through a screening process which identifies instances where the fair value compared to amortized cost is below established thresholds, and also includes the monitoring of other criteria such as ratings, ratings downgrades or payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the length of time and extent to which the fair value has been less than amortized cost; 2) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; and 3) the specific reasons that a security is in a significant unrealized loss position, including overall market conditions which could affect liquidity.

   The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                     LESS THAN 12 MONTHS           12 MONTHS OR MORE
                                 ---------------------------  --------------------------    TOTAL
                                  NUMBER    FAIR   UNREALIZED  NUMBER   FAIR   UNREALIZED UNREALIZED
                                 OF ISSUES  VALUE    LOSSES   OF ISSUES VALUE    LOSSES     LOSSES
($ IN THOUSANDS)                 --------- ------- ---------- --------- ------ ---------- ----------
AT DECEMBER 31, 2009
U.S. government and agencies....     2     $41,469  $  (283)     --     $   --  $    --    $  (283)
Corporate.......................     5      11,269      (71)      1      3,485      (14)       (85)
RMBS............................     1       4,543      (84)     --         --       --        (84)
CMBS............................     2       3,475      (27)      1      1,158     (846)      (873)
ABS.............................     1       8,445      (49)     --         --       --        (49)
                                    --     -------  -------      --     ------  -------    -------
   Total........................    11     $69,201  $  (514)      2     $4,643  $  (860)   $(1,374)
                                    ==     =======  =======      ==     ======  =======    =======
AT DECEMBER 31, 2008
U.S. government and agencies....     1     $30,731  $  (258)     --     $   --  $    --    $  (258)
Municipal.......................     1         499       (3)     --         --       --         (3)
Corporate.......................    24      47,272   (1,691)      4      4,982     (401)    (2,092)
RMBS............................     1       1,119      (49)     --         --       --        (49)
CMBS............................     9      18,337   (2,555)      1        623   (1,381)    (3,936)
ABS.............................     1         997       (4)     --         --       --         (4)
                                    --     -------  -------      --     ------  -------    -------
   Total........................    37     $98,955  $(4,560)      5     $5,605  $(1,782)   $(6,342)
                                    ==     =======  =======      ==     ======  =======    =======

   At December 31, 2009, $529 thousand of unrealized losses are related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of the unrealized losses are related to investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from Standard & Poors, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available, which is consistent with the National Association of Insurance Commissioners ("NAIC") rating. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

   As of December 31, 2009, the remaining $845 thousand of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. These unrealized losses were evaluated based on factors such as discounted cash flows, the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations or collateral.

   As of December 31, 2009, the Company has not made a decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

  OTHER INVESTMENT INFORMATION

   At December 31, 2009, fixed income securities and short-term investments with a carrying value of $9.8 million were on deposit with regulatory authorities as required by law.

5. FAIR VALUE OF ASSETS AND LIABILITIES

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies.

   The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

LEVEL 1:Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

LEVEL 2:Assets and liabilities whose values are based on the following:

       a) Quoted prices for similar assets or liabilities in active markets;

       b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

       c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

LEVEL 3:Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3. As of December 31, 2009, 10.3% of total assets are measured at fair value and 1.0% of total liabilities are measured at fair value.

  SUMMARY OF SIGNIFICANT VALUATION TECHNIQUES FOR ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

  Level 1 measurements

    . Fixed income securities: Comprise U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

    . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

    . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

  Level 2 measurements

    .  Fixed income securities:

       U.S. GOVERNMENT AND AGENCIES: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

       MUNICIPAL: Externally rated municipals are valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

       CORPORATE, INCLUDING PRIVATELY PLACED: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Also includes privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

       RMBS; ABS: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

       CMBS: Valuation is principally based on inputs including quoted prices for identical or similar assets in markets that are not active.

    . Short-term: Valued based on quoted prices for identical or similar assets in markets that are not active or amortized cost.

    . Contractholder funds: Derivatives embedded in certain annuity contracts are valued based on internal models that rely on inputs such as interest rate yield curves and equity index volatility assumptions that are market observable for substantially the full term of the contract. The valuation techniques are widely accepted in the financial services industry and do not include significant judgment.

  Level 3 measurements

    .  Fixed income securities:

       CORPORATE: Valued based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable.

       CMBS: Valued based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

       Contractholder funds: Derivatives embedded in certain annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models use stochastically determined cash flows based on the contractual elements of embedded derivatives and other applicable market data. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2009:

                                                       QUOTED PRICES   SIGNIFICANT
                                                         IN ACTIVE        OTHER    SIGNIFICANT
                                                        MARKETS FOR    OBSERVABLE  UNOBSERVABLE BALANCE AS OF
                                                      IDENTICAL ASSETS   INPUTS       INPUTS    DECEMBER 31,
                                                         (LEVEL 1)      (LEVEL 2)   (LEVEL 3)       2009
($ IN THOUSANDS)                                      ---------------- ----------- ------------ -------------
ASSETS:
   Fixed income securities:
       U.S. government and agencies..................    $   29,273     $  52,278    $     --    $   81,551
       Municipal.....................................            --         3,095          --         3,095
       Corporate.....................................            --       136,484       1,089       137,573
       RMBS..........................................            --        67,975          --        67,975
       CMBS..........................................            --         8,546       1,158         9,704
       ABS...........................................            --         8,445          --         8,445
                                                         ----------     ---------    --------    ----------
          Total fixed income securities..............        29,273       276,823       2,247       308,343
   Short-term investments............................         8,507            50          --         8,557
   Separate account assets...........................     2,039,647            --          --     2,039,647
                                                         ----------     ---------    --------    ----------
       TOTAL RECURRING BASIS ASSETS..................     2,077,427       276,873       2,247     2,356,547
                                                         ----------     ---------    --------    ----------
TOTAL ASSETS AT FAIR VALUE...........................    $2,077,427     $ 276,873    $  2,247    $2,356,547
                                                         ==========     =========    ========    ==========
% of total assets at fair value......................          88.2%         11.7%        0.1%        100.0%

LIABILITIES:
   Contractholder funds:
       Derivatives embedded in annuity contracts.....    $       --     $(199,765)   $(15,526)   $ (215,291)
                                                         ----------     ---------    --------    ----------
TOTAL LIABILITIES AT FAIR VALUE......................    $       --     $(199,765)   $(15,526)   $ (215,291)
                                                         ==========     =========    ========    ==========
% of total liabilities at fair value.................           -- %         92.8%        7.2%        100.0%

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2008:

                                                       QUOTED PRICES   SIGNIFICANT
                                                         IN ACTIVE        OTHER    SIGNIFICANT
                                                        MARKETS FOR    OBSERVABLE  UNOBSERVABLE BALANCE AS OF
                                                      IDENTICAL ASSETS   INPUTS       INPUTS    DECEMBER 31,
                                                         (LEVEL 1)      (LEVEL 2)   (LEVEL 3)       2008
($ IN THOUSANDS)                                      ---------------- ----------- ------------ -------------
ASSETS:
   Fixed income securities:
       U.S. government and agencies..................    $   48,085     $ 30,731     $     --    $   78,816
       Municipal.....................................            --          499           --           499
       Corporate.....................................            --       74,396        1,307        75,703
       RMBS..........................................            --       48,351           --        48,351
       CMBS..........................................            --       18,960           --        18,960
       ABS...........................................            --          997        6,002         6,999
                                                         ----------     --------     --------    ----------
          Total fixed income securities..............        48,085      173,934        7,309       229,328
   Short-term investments............................        30,657       50,046           --        80,703
   Separate account assets...........................     1,823,163           --           --     1,823,163
                                                         ----------     --------     --------    ----------
       TOTAL RECURRING BASIS ASSETS..................     1,901,905      223,980        7,309     2,133,194
                                                         ----------     --------     --------    ----------
TOTAL ASSETS AT FAIR VALUE...........................    $1,901,905     $223,980     $  7,309    $2,133,194
                                                         ==========     ========     ========    ==========
% of total assets at fair value......................          89.2%        10.5%         0.3%        100.0%

LIABILITIES:
   Contractholder funds:
       Derivatives embedded in annuity contracts.....    $       --     $(33,466)    $(36,544)   $  (70,010)
                                                         ----------     --------     --------    ----------
TOTAL LIABILITIES AT FAIR VALUE......................    $       --     $(33,466)    $(36,544)   $  (70,010)
                                                         ==========     ========     ========    ==========
% of total liabilities at fair value.................           -- %        47.8%        52.2%        100.0%

   When the inputs used to measure fair value fall into different levels of the fair value hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement in its entirety. Thus, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3).

   The following table provides a summary of changes in fair value during the year ended December 31, 2009 of Level 3 assets and liabilities held at fair value on a recurring basis. Net transfers in and/or out of Level 3 are reported as having occurred at the beginning of the quarter the transfer occurred; therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the table below.

                                                                                                                     TOTAL
                                                                                                                 GAINS (LOSSES)
                                           TOTAL REALIZED AND UNREALIZED                                          INCLUDED IN
                                           GAINS (LOSSES) INCLUDED IN:     PURCHASES,                              NET INCOME
                                           ----------------------------      SALES,                              FOR ASSETS AND
                                BALANCE                      OCI ON        ISSUANCES       NET        BALANCE     LIABILITIES
                                 AS OF                    STATEMENT OF        AND      TRANSFERS IN    AS OF     STILL HELD AT
                              DECEMBER 31,    NET          FINANCIAL      SETTLEMENTS, AND/OR (OUT) DECEMBER 31,  DECEMBER 31,
                                  2008     INCOME/(1)/      POSITION          NET       OF LEVEL 3      2009       2009/(2)/
($ IN THOUSANDS)              ------------ ----------     ------------    ------------ ------------ ------------ --------------
ASSETS
  Fixed income securities:
   Corporate.................   $  1,307    $    (2)          $ 96          $  (216)       $(96)      $  1,089      $    (2)
   CMBS......................         --         --            535               --         623          1,158           --
   ABS.......................      6,002        288            (19)          (6,271)         --             --           --
                                --------    -------           ----          -------        ----       --------      -------
   TOTAL RECURRING LEVEL 3
    ASSETS...................   $  7,309    $   286           $612          $(6,487)       $527       $  2,247      $    (2)
                                ========    =======           ====          =======        ====       ========      =======
LIABILITIES
  Contractholder funds:
   Derivatives embedded in
    annuity contracts........   $(36,544)   $19,984           $ --          $ 1,034        $ --       $(15,526)     $19,984
                                --------    -------           ----          -------        ----       --------      -------
   TOTAL RECURRING LEVEL 3
    LIABILITIES..............   $(36,544)   $19,984           $ --          $ 1,034        $ --       $(15,526)     $19,984
                                ========    =======           ====          =======        ====       ========      =======

--------
(1)The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $288 thousand in realized capital gains and losses, and $(2) thousand in net investment income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.
(2)The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

   The following table provides a summary of changes in fair value during the year ended December 31, 2008 of Level 3 assets and liabilities held at fair value on a recurring basis.

                                                                                                     TOTAL
                                                                                                 GAINS (LOSSES)
                                                                                                  INCLUDED IN
                                        TOTAL REALIZED AND UNREALIZED                              NET INCOME
                                        GAINS (LOSSES) INCLUDED IN:     PURCHASES,                 FOR ASSETS
                                        ----------------------------      SALES,                      AND
                              BALANCE                      OCI ON       ISSUANCES     BALANCE     LIABILITIES
                               AS OF                    STATEMENT OF       AND         AS OF     STILL HELD AT
                             JANUARY 1,     NET          FINANCIAL     SETTLEMENTS, DECEMBER 31,  DECEMBER 31,
                                2008     INCOME/(1)/      POSITION         NET          2008       2008/(2)/
($ IN THOUSANDS)             ---------- -----------     ------------   ------------ ------------ --------------
ASSETS
 Fixed income securities:
   Corporate................  $ 1,500    $     (1)         $  --         $  (192)     $  1,307      $     (2)
   ABS......................   10,484         181           (434)         (4,229)        6,002            (1)
                              -------    --------          -----         -------      --------      --------
   TOTAL RECURRING LEVEL 3
     ASSETS.................  $11,984    $    180          $(434)        $(4,421)     $  7,309      $     (3)
                              =======    ========          =====         =======      ========      ========
LIABILITIES
 Contractholder funds:
   Derivatives embedded in
     annuity contracts......  $  (256)   $(36,498)         $  --         $   210      $(36,544)     $(36,498)
                              -------    --------          -----         -------      --------      --------
   TOTAL RECURRING LEVEL 3
     LIABILITIES............  $  (256)   $(36,498)         $  --         $   210      $(36,544)     $(36,498)
                              =======    ========          =====         =======      ========      ========

--------
(1)The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $185 thousand in realized capital gains and losses, and $(5) thousand in net investment income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.
(2)The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

   As of December 31, 2009 and 2008, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $13.64 billion and $12.64 billion, respectively, as of December 31, 2009 and were $14.08 billion and $12.67 billion, respectively, as of December 31, 2008.

   The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

6. DERIVATIVE FINANCIAL INSTRUMENTS

   The Company has derivatives embedded in non-derivative "host" contracts, which are required to be separated from the host contracts and accounted for at fair value as derivative instruments. The Company does not use derivatives for trading purposes. The Company's embedded derivatives are equity options in annuity product contracts, which provide equity returns to contractholders; and guaranteed minimum accumulation and withdrawal benefits related to the Company's variable annuity contracts.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statements of Financial Position at December 31, 2009.

                                                                     VOLUME-      FAIR
                                                 BALANCE SHEET       NOTIONAL    VALUE,   GROSS   GROSS
                                                    LOCATION          AMOUNT      NET     ASSET LIABILITY
($ IN THOUSANDS)                              --------------------- ---------- ---------  ----- ---------
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
   EMBEDDED DERIVATIVE FINANCIAL
     INSTRUMENTS
       Equity index options in life and
         annuity product contracts........... Contractholder funds  $4,018,238 $(199,765)  $--  $(199,765)
       Guaranteed accumulation
         benefits............................ Contractholder funds     237,005   (13,690)   --    (13,690)
       Guaranteed withdrawal benefits........ Contractholder funds      37,835    (1,836)   --     (1,836)
                                                                    ---------- ---------   ---  ---------
TOTAL DERIVATIVES............................                       $4,293,078 $(215,291)  $--  $(215,291)
                                                                    ========== =========   ===  =========

   The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2008.

                                                                               CARRYING VALUE
                                                       NOTIONAL    FAIR    -----------------
                                                        AMOUNT     VALUE   ASSETS (LIABILITIES)
($ IN THOUSANDS)                                      ---------- --------  ------ -------------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Equity index options in life and annuity product
     contracts....................................... $3,827,332 $(33,466)  $--     $(33,466)
   Guaranteed accumulation benefits..................    218,234  (31,020)   --      (31,020)
   Guaranteed withdrawal benefits....................     36,605   (5,524)   --       (5,524)
                                                      ---------- --------   ---     --------
TOTAL DERIVATIVES.................................... $4,082,171 $(70,010)  $--     $(70,010)/(1)/
                                                      ========== ========   ===     ========

--------
(1)Presented in the Statements of Financial Position as contractholder funds.

   Losses from valuation on embedded derivative financial instruments recorded in contract benefits for the year ended December 31, 2009 were $145.3 million, which in turn were ceded to ALIC.

  OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   There were no off-balance-sheet financial instruments at December 31, 2009 or 2008.

7. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

   At December 31, the reserve for life-contingent contract benefits consists of the following:

                                                        2009       2008
     ($ IN THOUSANDS)                                ---------- ----------
     Traditional life............................... $1,280,461 $1,169,049
     Immediate fixed annuities......................    686,057    700,935
     Accident and health............................    831,211    705,785
     Other..........................................      7,658      5,417
                                                     ---------- ----------
        Total reserve for life-contingent contract
          benefits.................................. $2,805,387 $2,581,186
                                                     ========== ==========

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

PRODUCT                       MORTALITY          INTEREST RATE      ESTIMATION METHOD
-------                  -------------------- -------------------  -------------------
Traditional life         Actual company       Interest rate        Net level premium
insurance                experience plus      assumptions range    reserve method
                         loading              from 4.0% to 8.0%    using the Company's
                                                                   withdrawal
                                                                   experience rates

Immediate fixed          1983 individual      Interest rate        Present value of
annuities                annuity mortality    assumptions range    expected future
                         table with internal  from 2.3% to 8.8%    benefits based on
                         modifications; 1983                       historical
                         individual annuity                        experience
                         mortality table;
                         Annuity 2000
                         mortality table
                         with internal
                         modifications

Accident and health      Actual company                            Unearned premium;
                         experience plus                           additional contract
                         loading                                   reserves for
                                                                   mortality risk

Other:

   Variable annuity                           Interest rate        Projected benefit
   guaranteed minimum    100% of Annuity      assumptions range    ratio applied to
   death benefits        2000 mortality table from 4.5% to 5.5%    cumulative
                                                                   assessments

   At December 31, contractholder funds consist of the following:

                                                   2009        2008
         ($ IN THOUSANDS)                       ----------- -----------
         Interest-sensitive life insurance..... $ 3,844,319 $ 3,572,143
         Investment contracts:
            Fixed annuities....................  13,675,700  14,103,390
            Other investment contracts.........     113,008     111,843
                                                ----------- -----------
                Total contractholder funds..... $17,633,027 $17,787,376
                                                =========== ===========

   The following table highlights the key contract provisions relating to contractholder funds:

                                               WITHDRAWAL/SURRENDER
PRODUCT                     INTEREST RATE            CHARGES
-------                  --------------------  --------------------
Interest-sensitive       Interest rates        Either a percentage
life insurance           credited range from   of account balance
                         3.0% to 6.0%          or dollar amount
                                               grading off
                                               generally over 20
                                               years

Fixed annuities          Interest rates        Either a declining
                         credited range from   or a level
                         1.5% to 8.8% for      percentage charge
                         immediate annuities   generally over nine
                         and 0% to 16.0% for   years or less.
                         other fixed           Additionally,
                         annuities (which      approximately 22.1%
                         include               of fixed annuities
                         equity-indexed        are subject to
                         annuities whose       market value
                         returns are indexed   adjustment for
                         to the S&P 500)       discretionary
                                               withdrawals.

Other investment
contracts:
                         Interest rates used   Withdrawal and
   Guaranteed            in establishing       surrender charges
   minimum income,       reserves range from   are based on the
   accumulation and      1.8% to 10.3%         terms of the related
   withdrawal                                  interest-sensitive
   benefits on                                 life insurance or
   variable                                    fixed annuity
   annuities and                               contract.
   secondary
   guarantees on
   interest-sensitive
   life insurance
   and fixed
   annuities

   Contractholder funds activity for the years ended December 31 is as follows:

                                                    2009         2008
       ($ IN THOUSANDS)                         -----------  -----------
       Balance, beginning of year.............. $17,787,376  $17,820,885
       Deposits................................   1,751,516    2,148,361
       Interest credited.......................     821,046      528,493
       Benefits................................    (523,905)    (552,047)
       Surrenders and partial withdrawals......  (1,826,122)  (1,855,296)
       Contract charges........................    (417,398)    (367,880)
       Net transfers from separate accounts....      14,400       18,595
       Other adjustments.......................      26,114       46,265
                                                -----------  -----------
       Balance, end of year.................... $17,633,027  $17,787,376
                                                ===========  ===========

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                              DECEMBER 31,
                                                           -------------------
                                                             2009      2008
  ($ IN MILLIONS)                                          --------- ---------
  IN THE EVENT OF DEATH
     Separate account value............................... $ 1,405.4 $ 1,327.3
     Net amount at risk/(1)/.............................. $   213.1 $   455.0
     Average attained age of contractholders..............  57 years  56 years

  AT ANNUITIZATION
     Separate account value............................... $   263.7 $   233.4
     Net amount at risk/(2)/.............................. $    75.9 $   139.8
     Weighted average waiting period until annuitization
       options available..................................   3 years   4 years

  FOR CUMULATIVE PERIODIC WITHDRAWALS
     Separate account value............................... $    37.8 $    36.6
     Net amount at risk/(3)/.............................. $     0.6 $     5.0

  ACCUMULATION AT SPECIFIED DATES
     Separate account value............................... $   236.8 $   218.0
     Net amount at risk/(4)/.............................. $    26.9 $    52.9
     Weighted average waiting period until guarantee
       date...............................................  10 years  10 years

--------
(1)Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
(2)Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
(4)Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   As of December 31, 2009, liabilities for guarantees related to death, income, accumulation and withdrawal benefits were $65.9 million, $38.6 million, $13.7 million and $2.4 million, respectively. As of December 31, 2008, liabilities for guarantees related to death, income, accumulation and withdrawal benefits were $48.4 million, $32.3 million, $31.0 million and $5.5 million, respectively.

8. REINSURANCE

   The Company has reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies to a pool of twelve non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

   Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2009, 91.4% of the total reinsurance recoverables were related to ALIC and 8.6% were related to non-affiliated reinsurers. At both December 31, 2009 and 2008, 97% of the Company's non-affiliated reinsurance recoverables are due from companies rated A or better by S&P.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                             2009        2008        2007
   ($ IN THOUSANDS)                       ----------  ----------  ----------
   PREMIUMS AND CONTRACT CHARGES
   Direct................................ $1,194,526  $1,138,747  $1,038,671
   Assumed...............................      7,849       8,576       9,132
   Ceded:
      Affiliate..........................   (734,369)   (691,267)   (623,102)
      Non-affiliate......................   (468,006)   (456,056)   (424,701)
                                          ----------  ----------  ----------
   Premiums and contract charges, net of
     reinsurance......................... $       --  $       --  $       --
                                          ==========  ==========  ==========

   The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

                                                2009         2008         2007
($ IN THOUSANDS)                            -----------  -----------  -----------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS,
  CONTRACT BENEFITS AND EXPENSES
Direct..................................... $ 2,159,262  $ 2,065,299  $ 1,964,326
Assumed....................................      11,101        8,922       10,473
Ceded:
   Affiliate...............................  (1,621,011)  (1,468,505)  (1,421,831)
   Non-affiliate...........................    (549,352)    (605,716)    (552,968)
                                            -----------  -----------  -----------
Interest credited to contractholder funds,
  contract benefits and expenses, net of
  reinsurance.............................. $        --  $        --  $        --
                                            ===========  ===========  ===========

9. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

  GUARANTEES

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2009.

  REGULATION AND COMPLIANCE

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

  LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

   BACKGROUND

   The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

    . These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

    . The outcome of these matters may be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities. The outcome may also be affected by future state or federal legislation, the timing or substance of which cannot be predicted.

    . In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In the Company's experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

    . In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

    . For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

    . Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved, if any, and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

   PROCEEDINGS

   Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

   AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

    . These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit ("Third Circuit") issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's summary judgment motions, remanded the cases to the trial court for additional discovery, and directed that the cases be reassigned to another trial court judge.

    . A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's motion to dismiss the case, remanded the case to the trial court for additional discovery, and directed that the case be reassigned to another trial court judge.

   In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

   OTHER MATTERS

   Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, if any, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

10. INCOME TAXES

   The Company joins the Corporation and its other domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2007 and 2008 federal income tax returns. The IRS has completed its examination of the Allstate Group's federal income tax returns filed for 2005-2006 and the case is under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits at December 31, 2009 or 2008, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities at December 31 are as follows:

                                                        2009    2008
          ($ IN THOUSANDS)                            -------  -----
          DEFERRED ASSETS
          Unrealized net capital losses.............. $    --  $ 119
          Other assets...............................      --     20
                                                      -------  -----
             Total deferred assets...................      --    139
                                                      -------  -----
          DEFERRED LIABILITIES
          Unrealized net capital gains...............  (2,995)    --
          Difference in tax bases of investments.....    (118)  (139)
          Other liabilities..........................    (187)    --
                                                      -------  -----
             Total deferred liabilities..............  (3,300)  (139)
                                                      -------  -----
                 Net deferred liabilities............ $(3,300) $  --
                                                      =======  =====

   The components of income tax expense for the years ended December 31 are as follows:

                                               2009   2008    2007
             ($ IN THOUSANDS)                 ------ ------  ------
             Current......................... $4,447 $7,054  $4,810
             Deferred........................    187   (136)     25
                                              ------ ------  ------
                Total income tax expense..... $4,634 $6,918  $4,835
                                              ====== ======  ======

   The Company paid income taxes of $6.8 million, $4.9 million and $4.4 million in 2009, 2008 and 2007, respectively.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                2009  2008  2007
                                                ----  ----  ----
               Statutory federal income tax
                 rate.......................... 35.0% 35.0% 35.0%
               Other........................... (0.1) (0.2) (0.1)
                                                ----  ----  ----
               Effective income tax rate....... 34.9% 34.8% 34.9%
                                                ====  ====  ====

11. STATUTORY FINANCIAL INFORMATION

   The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net income for 2009, 2008, and 2007 was $8.5 million, $7.8 million and $9.1 million, respectively. Statutory capital and surplus was $306.0 million and $278.8 million as of December 31, 2009 and 2008, respectively.

  DIVIDENDS

   The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Based on the Company's statutory capital and surplus as of December 31, 2009, the maximum amount of dividends that the Company can distribute during 2010 without prior approval of the Nebraska Department of Insurance is $30.6 million. The Company did not pay any dividends in 2009.

12. OTHER COMPREHENSIVE INCOME

   The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                                            2009
                                                                 --------------------------
                                                                 PRE-TAX    TAX    AFTER-TAX
($ IN THOUSANDS)                                                 -------  -------  ---------
Unrealized net holding gains arising during the period.......... $10,135  $(3,547)  $ 6,588
Less: reclassification adjustment of realized capital gains and
  losses........................................................   1,238     (433)      805
                                                                 -------  -------   -------
Unrealized net capital gains and losses.........................   8,897   (3,114)    5,783
                                                                 -------  -------   -------
Other comprehensive income...................................... $ 8,897  $(3,114)  $ 5,783
                                                                 =======  =======   =======

                                                                            2008
                                                                 --------------------------
                                                                 PRE-TAX    TAX    AFTER-TAX
-                                                                -------  -------  ---------
Unrealized net holding losses arising during the period......... $(3,078) $ 1,077   $(2,001)
Less: reclassification adjustment of realized capital gains and
  losses........................................................   3,615   (1,265)    2,350
                                                                 -------  -------   -------
Unrealized net capital gains and losses.........................  (6,693)   2,342    (4,351)
                                                                 -------  -------   -------
Other comprehensive loss........................................ $(6,693) $ 2,342   $(4,351)
                                                                 =======  =======   =======

                                                                            2007
                                                                 --------------------------
                                                                 PRE-TAX    TAX    AFTER-TAX
-                                                                -------  -------  ---------
Unrealized net holding gains arising during the period.......... $ 6,211  $(2,173)  $ 4,038
Less: reclassification adjustment of realized capital gains and
  losses........................................................    (414)     145      (269)
                                                                 -------  -------   -------
Unrealized net capital gains and losses.........................   6,625   (2,318)    4,307
                                                                 -------  -------   -------
Other comprehensive income...................................... $ 6,625  $(2,318)  $ 4,307
                                                                 =======  =======   =======

                         LINCOLN BENEFIT LIFE COMPANY

                      SCHEDULE I--SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2009

                                                                                             AMOUNTS AT
                                                                                               WHICH
                                                                                              SHOWN ON
                                                                          AMORTIZED  FAIR     BALANCE
                                                                            COST     VALUE     SHEET
($ IN THOUSANDS)                                                          --------- -------- ----------
Type of investment
Fixed maturities:
   Bonds:
       United States government, government agencies and authorities..... $ 79,982  $ 81,551  $ 81,551
       States, municipalities and political subdivisions.................    2,999     3,095     3,095
       Public utilities..................................................   12,037    12,602    12,602
       All other corporate bonds.........................................  119,429   124,971   124,971
   Asset-backed securities...............................................    8,494     8,445     8,445
   Residential mortgage-backed securities................................   66,326    67,975    67,975
   Commercial mortgage-backed securities.................................   10,520     9,704     9,704
                                                                          --------  --------  --------
       Total fixed maturities............................................  299,787   308,343   308,343
Short-term investments...................................................    8,557     8,557     8,557
                                                                          --------  --------  --------
       Total investments................................................. $308,344  $316,900  $316,900
                                                                          ========  ========  ========

                         LINCOLN BENEFIT LIFE COMPANY

                           SCHEDULE IV--REINSURANCE

                                                                              PERCENTAGE
                                                             ASSUMED          OF AMOUNT
                                             CEDED TO OTHER FROM OTHER  NET    ASSUMED
                                GROSS AMOUNT COMPANIES/(1)/ COMPANIES  AMOUNT   TO NET
($ IN THOUSANDS)                ------------ -------------- ---------- ------ ----------
YEAR ENDED DECEMBER 31, 2009
Life insurance in force........ $349,952,260  $356,581,252  $6,628,992  $--       --
                                ============  ============  ==========  ===
Premiums and contract charges:
   Life and annuities.......... $  1,072,840  $  1,080,689  $    7,849  $--       --
   Accident and health.........      121,686       121,686          --   --       --
                                ------------  ------------  ----------  ---
                                $  1,194,526  $  1,202,375  $    7,849  $--       --
                                ============  ============  ==========  ===
YEAR ENDED DECEMBER 31, 2008
Life insurance in force........ $337,177,898  $344,250,029  $7,072,131  $--       --
                                ============  ============  ==========  ===
Premiums and contract charges:
   Life and annuities.......... $  1,017,339  $  1,025,915  $    8,576  $--       --
   Accident and health.........      121,408       121,408          --   --       --
                                ------------  ------------  ----------  ---
                                $  1,138,747  $  1,147,323  $    8,576  $--       --
                                ============  ============  ==========  ===
YEAR ENDED DECEMBER 31, 2007
Life insurance in force........ $315,111,039  $322,635,416  $7,524,377  $--       --
                                ============  ============  ==========  ===
Premiums and contract charges:
   Life and annuities.......... $    922,355  $    931,487  $    9,132  $--       --
   Accident and health.........      116,316       116,316          --   --       --
                                ------------  ------------  ----------  ---
                                $  1,038,671  $  1,047,803  $    9,132  $--       --
                                ============  ============  ==========  ===

--------
(1)No reinsurance or coinsurance income was netted against premiums ceded in 2009, 2008 and 2007.

                                    PART C
                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a)Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements, along with the accompanying Reports of Independent Registered Public Accounting Firm, are included in Part B of the Registration Statement:

The financial statements and the related financial statement schedules for Lincoln Benefit Life Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and related financial statement schedules.

The financial statements of the sub-accounts comprising the Separate Account as of December 31, 2009, and for each of the years in the two-year period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b)Exhibits

  (1) Resolution of the Board of Directors of Lincoln
      Benefit Life Company authorizing the establishment of
      the Lincoln Benefit Life Variable Annuity Account                   (2)

  (2) Custody Agreements                                     (not applicable)

  (3) (a) Principal Underwriting Agreement                                (4)

      (b) Form of Selling Agreement                                       (5)

  (4) Variable Annuity Contract                                           (2)

  (5) Application for Contract                                            (2)

  (6) Depositor--Corporate Documents

     (a) Articles of Incorporation of Lincoln Benefit Life
         Company, as amended                                              (1)

     (b) By-Laws of Lincoln Benefit Life Company                          (1)

  (7)

     (a) Reinsurance Contract                                             (2)

     (b) Indemnity Reinsurance Agreement Between Allstate
         Life Insurance Company and The Prudential
         Insurance Company of America dated June 1, 2006                  (3)

  (8) Participation Agreements:

     (a) Fund Participation Agreement between Janus Aspen
         Series and Lincoln Benefit Life Company                          (1)

     (b) Participation Agreement among Lincoln Benefit Life
         Company, Variable Insurance Products Fund and
         Fidelity Distributors Corporation                                (1)

     (c) Participation Agreement among Lincoln Benefit Life
         Company, Variable Insurance Products Fund II and
         Fidelity Distributors Corporation                                (1)

     (d) (1) Participation Agreement among The Alger
             American Fund, Lincoln Benefit Life Company
             and Fred Alger and Company, Incorporated                     (1)

         (2) Service Agreement between Fred Alger
             Management, Inc. and Lincoln Benefit Life
             Company                                                      (1)

     (e) (1) Participation Agreement between Scudder
             Variable Life Investment Fund and Lincoln
             Benefit Life Company                                         (1)

         (2) Reimbursement Agreement by and between
             Scudder, Stevens & Clark, Inc. And Lincoln
             Benefit Life Company                                         (1)

         (3) Participating Contract and Policy Agreement
             between Scudder Investor Services, Inc. and
             Lincoln Benefit Financial Services                           (1)

      (f) Form of Participation Agreement among Lincoln Benefit Life Company, Strong Variable Insurance Funds, Inc., Strong
          Opportunity Fund II, Inc., Strong Capital Management, Inc.,
          and Strong Funds Distributors, Inc                             (1)

      (g) Form of Participation Agreement among T. Rowe Price Equity
          Series, Inc., T. Rowe Price International Series, Inc., T.
          Rowe Price Investment Services, Inc., and Lincoln Benefit
          Life Company                                                   (1)

      (h) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts
          Financial Services Company                                     (1)

      (i) Form of Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated
          Securities Corp                                                (1)

      (j) Form of Participation Agreement between Lincoln Benefit Life Company, STI Classic Variable Trust and STI Capital
          Management                                                     (5)

      (k) Form of Participation Agreement (Service Shares) among Janus
          Aspen Series and Lincoln Benefit Life Company                  (8)

      (l) Form of Participation Agreement between Lincoln Benefit Life
          Company and LSA Variable Series Trust                          (9)

      (m) Form of Participation Agreement among Oppenheimer Variable
          Account Funds, Oppenheimer Funds, Inc., and Lincoln Benefit
          Life Company                                                   (8)

      (n) Form of Participation Agreement among PIMCO Variable
          Insurance Trust, Lincoln Benefit Life Company and PIMCO
          Funds Distributor LLC                                          (6)

      (o) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life
          Company                                                        (8)

      (p) Form of Participation Agreement among Van Kampen Investment
          Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
          Inc., and Lincoln Benefit Life Company                         (8)

      (q) (1) Form of Participation Agreement between Lincoln Benefit
              Life Company and OCC Accumulation Trust                    (6)

      (q) (2) Amendment to Participation Agreement Among OCC
              Accumulation Trust, OCC Distributors, and Lincoln
              Benefit Life Company                                       (7)

      (r) Form of Participation Agreement among Lincoln Benefit Life Company, The Universal Institutional Funds, Inc. and Miller
          Anderson & Sherrerd, LLP                                       (6)

      (s) Form of Participation Agreement between Salomon Brothers
          Variable Series Funds Inc., and Salomon Brothers Asset
          Management Inc                                                 (6)

      (t) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Lincoln Benefit
          Life Company                                                   (8)

      (u) Form of Participation Agreement among Wells Fargo Variable
          Trust, Wells Fargo Funds Distributor, LLC and Lincoln
          Benefit Life Company                                          (10)

   (9) Opinion and Consent of Counsel                                   (11)

   (10) Consent of Independent Registered Public Accounting Firm
        (filed herewith)

   (11) Financial Statements Omitted from Item 23 (not applicable)

   (12) Initial Capitalization Agreement (not applicable)

   (27) Financial Data Schedules (not applicable)

   (99)(a) Powers of Attorney for Lawrence W. Dahl, Matthew S. Easley,
           Samuel H. Pilch, John C. Pintozzi and Steven C. Verney       (11)

   (99)(b) Power of Attorney for Matthew E. Winter (filed herewith)
--------
(1)Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, File No. 333-141909, filed June 20, 2007.

(4) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed January 28, 1998.

(5) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed April 1, 1999.

(6) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(7) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, (File No. 333-61146) filed August 8, 2001.

(9) Pre-effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(10) Post Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 8, 2005.

(11) Incorporated by reference to Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File Nos. 333-50545 and 811-7924, filed April 24, 2009.

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

Name                      Position/Office with Depositor
----                      -------------------------------------------------
Matthew E. Winter         Director, Chairman and Chief Executive Officer
Lawrence W. Dahl          Director, President and Chief Operating Officer
Matthew S. Easley         Director
Susan L. Lees             Director, Senior Vice President, General Counsel
                          and Secretary
John C. Pintozzi          Director, Sr. Vice President and Chief Financial
                          Officer
Samuel H. Pilch           Group Vice President and Controller
Mark A. Green             Senior Vice President
Judith P. Greffin         Sr. Vice President
Dean M. Way               Sr. Vice President and Actuary
Steven C. Verney          Treasurer
Fred Amos                 Vice President
Bob W. Birman             Vice President
John Boudreau             Vice President
William F. Emmons         Assistant Secretary
Debbie L. Grenemeier      Vice President
Scott D. Harper           Vice President
Robert M. Jurgensmeier    Vice President
Stacy McWhorter           Vice President
Richard O'Brien           Vice President
Barb Raymond              Vice President
Robert L. Vance           Vice President and Assistant Treasurer
Jeanette Wellsandt        Vice President
Errol Cramer              Appointed Actuary
Richard C. Crist, Jr.     Vice President and Chief Privacy Officer
Lisa J. Flanary           Assistant Vice President
Maria D. McNitt           Assistant Vice President
Mary J. McGinn            Assistant Secretary
Keith A. Hauschildt       Assistant Vice President and Chief Compliance
                          Officer
Mario Rizzo               Assistant Treasurer
Sarah R. Donahue          Assistant Vice President
Robert E. Transon         Assistant Vice President
Timothy N. Vander Pas     Assistant Vice President
Richard Zaharias          Assistant Vice President
Raymond P. Thomas         Authorized Representative
Lynn Cirrincione          Authorized Representative
Eric M. Frisvold          Authorized Representative

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
        REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 001-11840, filed February 25, 2010.

ITEM 27.NUMBER OF CONTRACT OWNERS

As of February 28, 2010, the Registrant has 11,681 contract owners.

ITEM 28.INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITER

ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Policies. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ALFS any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ALFS for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

ALFS also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

Allstate Financial Advisors Separate Account I

Allstate Life Variable Life Separate Account A

Allstate Life of New York Separate Account A

Allstate Life of New York Variable Life Separate Account A

Charter National Variable Annuity Account

Intramerica Variable Annuity Account.

The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

Name                      Position with Distributor
----                      -------------------------------------------------
Robert K. Becker          Director
Lawrence W. Dahl          Director, President, Chairman of the Board and
                          Chief Executive Officer
Matthew S. Easley         Director
Maribel V. Gerstner       Director
Richard C. Crist Jr.      Vice President and Chief Privacy Officer
Marian Goll               Vice President, Treasurer and Financial
                          Operations Principal
Allen R. Reed             Vice President and General Counsel
Susan L. Lees             Secretary
Dana Goldstein            Chief Compliance Officer
William F. Emmons         Assistant Secretary
Mary J. McGinn            Assistant Secretary
Mario Rizzo               Assistant Treasurer
Steven C. Verney          Assistant Treasurer

(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

      (1)                (2)             (3)           (4)          (5)
-----------------  ----------------  -------------  ----------  ------------
                   Net Underwriting
Name of Principal   Discounts and    Compensation   Brokerage
  Underwriter        Commission      on Redemption  Commission  Compensation
-----------------  ----------------  -------------  ----------  ------------
   ALFS, Inc......        0               0            $0            0

ITEM 30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506-4142.

The Principal Underwriter, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31.MANAGEMENT SERVICES

None.

ITEM 32.UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

The Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 14, 2010.

                        LINCOLN BENEFIT LIFE VARIABLE
                               ANNUITY ACCOUNT
                                 (Registrant)

                       By: LINCOLN BENEFIT LIFE COMPANY
                                 (DEPOSITOR)

                   *By:          /s/ Susan L. Lees
                         -----------------------------------
                                   Susan L. Lees
                          Director, Senior Vice President,
                           General Counsel and Secretary

                         LINCOLN BENEFIT LIFE COMPANY
                                 (Depositor)

                   *By:          /s/ Susan L. Lees
                         -----------------------------------
                                   Susan L. Lees
                          Director, Senior Vice President,
                           General Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities indicated on April 14, 2010.

           (Signature)                           (Title)
           -----------                           -------

*/Lawrence W. Dahl                  Director, President and Chief
----------------------------------  Operating Officer (Principal
Lawrence W. Dahl                    Executive Officer)

*/Matthew S. Easley                 Director and Senior Vice President
----------------------------------
Matthew S. Easley

/s/ Susan L. Lees                   Director, Senior Vice President,
----------------------------------  General Counsel and Secretary
Susan L. Lees

*/Samuel H. Pilch                   Group Vice President & Controller
----------------------------------  (Principal Accounting Officer)
Samuel H. Pilch

*/John C. Pintozzi                  Director, Senior Vice President
----------------------------------  and Chief Financial Officer
John C. Pintozzi

*/Steven C. Verney                  Treasurer (Principal Financial
----------------------------------  Officer)
Steven C. Verney

*/Matthew E. Winter                 Director, Chief Executive Officer
----------------------------------  and Chairman of the Board
Matthew E. Winter

* By Susan L. Lees, pursuant to Power of Attorney.

                               INDEX TO EXHIBITS
                                      FOR
                     POST-EFFECTIVE AMENDMENT ON FORM N-4
                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO. 10    Consent of Independent Registered Public Accounting Firm

EXHIBIT NO. 99(b) Power of Attorney for Matthew E. Winter